UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-169879
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 8	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08301
Amendment No. 199	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2014 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Future Executive VUL
Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-4
The date of this prospectus is May 1, 2014.
Variable life insurance is complex. This prospectus is designed to provide prospective policy owners with information about the policy that will assist them when making a decision whether or not to purchase the policy. Nationwide encourages prospective policy owners to take time to understand the policy and its potential benefits and risks. In consultation with their financial advisor, prospective policy owners should use this prospectus in conjunction with the policy and composite illustration to compare the benefits and risks of this policy against those of other life insurance policies.
The policy owner should read this entire prospectus, and the policy, and consult with a trusted financial advisor. To obtain additional information, including free copies of prospectuses for the mutual funds or a copy of the Statement of Additional Information, or to make service transaction requests, please contact Nationwide using any of the methods described in the "Contacting the Service Center" section of this prospectus.
Telephone:	1-877-351-8808 (TDD: 1-800-238-3035)
Facsimile:	1-855-677-2357
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company Nationwide Business Solutions Group One Nationwide Plaza, 1-11-401 Columbus, OH 43215-2220
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features and investment options are available or approved for use in every state. Please contact the Service Center to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy, including any material variations in the policy, such as availability of certain riders.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser's primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
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The policy includes an Enhancement Benefit which is a partial return of charges upon certain surrenders. Policies without such a benefit may have lower overall charges when compared to the policies described in this prospectus. The value of this benefit may be more than off-set by the higher overall charges associated with having such a benefit.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The policy is intended to be sold through corporate sponsored benefit programs. When purchased in connection with such benefit programs, the policy may qualify for simplified underwriting. Simplified underwriting means that a physical examination to obtain medical information on the Insured is generally not required to issue the policy.
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3

Table of Contents (continued)
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In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments plus interest), less any partial surrenders, as of the Insured's date of death.
Benefit Payout
Policy Proceeds will be paid out in a lump sum.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
Investment Options
Net Premium may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-4 contains one Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in
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good order may be delayed or returned, see Contacting the Service Center. Transfer requests may be subject to policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Change of Insured Rider (no charge)
•	Supplemental Insurance Rider
In Summary: Policy Risks
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary based upon changes in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. The policy owner will incur fees at the time of purchase that may more than offset any favorable Investment Experience. If it is expected that access to the policy's Cash Value will be needed in the near future, the policy should not be purchased.
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Unfavorable Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Poor Investment Experience and the deduction of policy and Sub-Account charges may lower the policy's Cash Value potentially resulting in a Lapse of insurance coverage.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account subject to transfer restrictions, without penalty or adjustment. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Limitations
Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund's prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center.
Risk of Policy Lapse
Cash Value can be reduced by Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Whenever Cash Value is insufficient to cover the policy's charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
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Limitation of Access To Cash Value
A policy owner can access Cash Value through loans and partial surrenders, subject to limitations. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Once a loan or surrender is taken, Cash Value will be reduced by the amount of the policy loan and/or the partial surrender and any associated charges.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner buys the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge[1]	Upon making a Premium payment
Maximum:		Policy Year 1 12% of Premium received up to Target Premium; 12% of Premium received that exceeds Target Premium
Currently:		Policy Year 1 10% of Premium received up to Target Premium; 4% of Premium received that exceeds Target Premium
Illustration Charge[2]	If illustration requests exceed 10 in any 12 month period
Maximum:		$25 per illustration
Currently:		$25 per illustration
Partial Surrender Fee	Upon a partial surrender
Maximum:		$25
Currently:		$0
[1]	The Percent of Premium Charge is assessed each time a Premium payment is received. The Percent of Premium Charge will depend on whether the Target Premium for the year in which the Premium is received has been reached. For the applicable charge for all policy years after the first policy year, see Percent of Premium Charge.
[2]	The Illustration Charge is only assessed for illustration of In Force policies where the number of requested illustrations exceeds 10 in any 12 month period. The policy owner will be expected to pay the Illustration Charge at the time of the request. This charge will not be deducted from the policy's Cash Value.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance1†	Monthly
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Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Maximum:		$83.33 per $1,000 of Net Amount At Risk
Minimum:		$0.03 per $1,000 of Net Amount At Risk
Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year 10 and issued on a guaranteed issue basis		$0.20 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly
Maximum:		$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Base Policy Specified Amount Charge3†	Monthly
Maximum:		$0.40 per $1,000 of Base Policy Specified Amount
Minimum:		$0.01 per $1,000 of Base Policy Specified Amount
Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis		$0.08 per $1,000 of Base Policy Specified Amount
Variable Account Asset Charge[4]	Daily, based on an annual effective rate
Maximum:		0.90% of variable Cash Value
Currently:		0.25% of variable Cash Value
Administrative Per Policy Expense Charge	Monthly
Maximum:		$10 per policy
Currently:		$5 per policy
Policy Loan Interest Charge[5]	Annually
Maximum:		3.50% of outstanding policy loan
Currently:		2.80% of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of the policy.
[1]	The Cost of Insurance Charge varies according to the Insured's sex classification (male, female or unisex), age, underwriting class, tobacco use, Substandard Ratings and the number of years from the Policy Date, or effective date of a Total Specified Amount increase. The Cost of Insurance for the base policy may be different than the Cost of Insurance for the Supplemental Insurance Rider. The maximum charge calculation assumes: the Insured is male, Issue Age 75, standard tobacco, and policy year 36. Other sets of assumptions may also produce the maximum charge. The minimum charge calculation assumes: the Insured is female,
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Issue Age 24, standard non-tobacco preferred, and policy year one. Other sets of assumptions may also produce the minimum charge, see Cost of Insurance Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance.
[3]	The Base Policy Specified Amount Charge is only assessed on the Base Policy Specified Amount. A different and separate charge will be applied for any Rider Specified Amount under the Supplemental Insurance Rider. The Base Policy Specified Amount Charge varies by policy based on the length of time the policy has been In Force. The maximum charge applies to all policy years. The representative charge applies to policy years one through 20. The minimum charge calculation assumes: policy year 21 and beyond. For policies purchased in the state of New York, the maximum charge is $0.085 Per $1,000 of Base Policy Specified Amount.
[4]	The Variable Account Asset Charge varies based on the amount of Cash Value allocated to the Sub-Accounts. The maximum Variable Account Asset Charge shown in the table reflects the maximum that may be charged in any policy month based on any dollar amount allocated to the Sub-Accounts.
[5]	Currently, the effective annual interest rate charged on Indebtedness is 2.80% for the first ten policy years and 2.00% thereafter. The Policy Loan Interest Charge is described in more detail in Policy Loans.
The next table describes the fees and expenses associated with Riders that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Rider Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider
Maximum:		For policies issued with the guideline premium/cash value corridor test: $42.50 per $1,000 of Cash Value For policies issued with the cash value accumulation test: $157 per $1,000 of Cash Value
Minimum:		$1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Supplemental Insurance Rider Cost of Insurance Charge1†	Monthly
Maximum:		$83.33 per $1,000 of Rider Net Amount At Risk
Minimum:		$0.01 per $1,000 of Rider Net Amount At Risk
Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis		$0.10 per $1,000 of Rider Net Amount At Risk
Supplemental Insurance Rider Specified Amount Charge2†	Monthly
Maximum:		$0.40 per $1,000 of Rider Specified Amount
Minimum:		$0.01 per $1,000 of Rider Specified Amount
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Rider Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis		$0.02 per $1,000 of Rider Specified Amount
[1]	The maximum Supplemental Insurance Rider Cost of Insurance Charge calculation assumes: the Insured is male, Issue Age 75, standard tobacco, and policy year 42. Other sets of assumptions may also produce the maximum charge. The minimum charge calculation assumes: the Insured is female, Issue Age 25, standard non-tobacco preferred, and policy year 1. Other sets of assumptions may also produce the minimum charge.
[2]	The Supplemental Insurance Rider Specified Amount Charge is only assessed on the Rider Specified Amount. A different and separate charge will be applied for any Base Policy Specified Amount under the policy. The Supplemental Insurance Rider Specified Amount Charge varies by policy based on the length of time the policy has been In Force and the Base Policy Specified Amount. The maximum charge applies to all policy years. The representative charge applies to policy years one through 20. The minimum charge assumes: policy year 21 and beyond. For policies purchased in the state of New York, the maximum charge is $0.085 Per $1,000 of Rider Specified Amount.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2013, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.29%	1.71%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
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Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide's claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy. Not all underlying mutual funds may be available in every state.
Some underlying mutual funds may assess short-term trading fees. The separate account will collect the short-term trading fee at the time of the transfer by reducing the amount transferred. All short-term trading fees collected are remitted to the underlying mutual fund, see Short-Term Trading Fees and Appendix A: Sub-Account Information.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
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The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below. For a complete list of the available Sub-Accounts, see Appendix A: Sub-Account Information. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Davis Variable Account Fund, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	DWS Variable Series II
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Equity Trust
•	Lincoln Variable Insurance Products Trust
•	Lord Abbett Series Fund, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	Putnam Variable Trust
•	Royce Capital Fund
•	T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Fixed Income Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
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How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account's Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
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Short-term Trading Fees
Currently, the available underlying mutual funds available under the policy do not assess short-term trading fees. However, Nationwide may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when the policy owner transfers out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. Nationwide will remit all such fees to the underlying mutual fund.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify policy owners that might be engaged in harmful trading practices. If Nationwide determines a policy owner is engaged in harmful trading, it may revoke a policy owner's privilege to make trades by means other than written communication ("U.S. mail restriction").
If the U.S. mail restriction is imposed, then all trade requests must be submitted via U.S. mail for a 12 month period per client request. The U.S. mail restriction may be applied if two or more "transfer events" are submitted in a 30 day period. Transfer events are calculated at the end of each Valuation Period by grouping together all transfer requests for that Valuation Period. This grouping is counted as a "transfer event," regardless of the number of Sub-Accounts involved.
For policies owned by a corporation or another entity, Nationwide's procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is Nationwide's intention to protect the interests of all policy owners; it is possible, however, for some harmful trading to go on undetected. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. Nationwide does not systematically monitor the transfer instructions of these individual persons. Aggregate trades among the Sub-Accounts are monitored for frequency, pattern, and size.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.
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Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner can make transfers involving the Fixed Account. These transfers will be in dollars. The frequency and amount of transfers involving the Fixed Account are subject to the following restrictions.
Transfers to the Fixed Account
On transfers to the Fixed Account, the policy owner is prohibited from transferring more than 25% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period. Additionally, Nationwide will refuse any transfer to the Fixed Account if the Cash Value allocated to the Fixed Account comprises more than 25% of the policy's Cash Value. These restrictions do not apply if the policy owner chooses to exercise the right of conversion, see Right of Conversion.
Transfers from the Fixed Account
Transfers from the Fixed Account to the Sub-Account(s) during a policy year are limited to the greater of: (a) 10% of that portion of the Cash Value attributable to the Fixed Account as of the end of the previous policy year; or (b) 120% of the amount transferred from the Fixed Account during the previous policy year. Transfers are also limited to one transfer from the Fixed Account to the Sub-Accounts during any 90 day period.
Transfer requests that exceed the current Fixed Account limits will not be processed. Fixed account and Sub-Account allocations will remain as they were prior to the request to the extent they exceed the limits. That portion of the transfer request that can be processed without exceeding the current limits will be processed. The policy owner will receive written confirmation following the transfer.
Any restrictions that are implemented will be applied consistently and uniformly and upon advance notice to the policy owner. Nationwide may waive the above restrictions if doing so would not be unfairly discriminatory or prohibited by state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company Nationwide Business Solutions Group One Nationwide Plaza, 1-11-401 Columbus, OH 43215-2220
•	by fax at 1-855-677-2357
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center.
Nationwide may be required to provide information about a specific policy to government regulators. If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
16

The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide's underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and suicide, and incontestability durations. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide's rights or requirements under the policy must be in writing and signed by Nationwide's president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account's operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide's general account and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide's claims paying ability.
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Use of the Policy
The policy provides policy owners, such as individuals or corporations, life insurance on an Insured upon whose life the policy owner has an insurable interest. This policy may be used in connection with various types of executive and employee benefit plans. When purchased in connection with such benefit plans, the policy may qualify for non-medical underwriting, see Cost of Insurance Charge.
The policies are based upon actuarial tables that may distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of sex-distinct underwriting on any employment related insurance or benefit program before purchasing the policy.
17

Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies or ceases to be in existence before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate (or successor-in-interest), if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide's approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide's approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy. Nationwide will review the available Enhancement Benefit and may revise it in the event a new policy owner is named.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies or ceases to be in existence before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die or cease to be in existence before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares. If no beneficiary or contingent beneficiary is alive or in existence upon the Insured's death, the Death Benefit Proceeds will be payable to the policy owner.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the Issue Ages of 18 and 80. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Underwriting may occur at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for is appropriate for Nationwide to assume in placing the policy. Nationwide may refuse to issue any additional policies to a policy owner who has previously been issued policies by Nationwide that have aggregate scheduled annual Premium that exceeds $15 million.
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Initial Premium Payment
The initial Premium payment is due on the Policy Date. Any due and unpaid policy charges will be subtracted from the initial Premium payment. Insurance coverage will not be effective until the initial Premium is paid, even if the Policy Date precedes the date the initial Premium is paid. The required initial Premium payment amount is stated on the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and Insured's age, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete, see Unfavorable Investment Experience.
Insurance Coverage Effective Date
Unless the policy is issued pursuant to an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the latest of:
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied;
•	the Policy Date; or
•	the date the initial Premium is received at the Service Center.
If the policy is issued as a result of an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the later of:
•	the date the insurance carrier of the exchanged policy authorizes payment of such policy's proceeds to Nationwide; or
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied, provided there is sufficient Premium to pay policy charges for at least three months.
Nationwide has the right to reject any application for insurance. If an application is rejected, the Premium will be returned to the policy owner within two business days of the date the decision to reject an application is made.
With respect to policy reinstatement, the effective date of coverage will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the reinstatement.
With respect to Base Policy Specified Amount or Rider Specified Amount increases, an approved increase will have an effective date of the monthly anniversary of the Policy Date on or next following the date Nationwide approves the supplemental application unless the policy owner requests and Nationwide approves a different date. With respect to any decrease in coverage, the effective date of coverage will be the monthly anniversary of the Policy Date that falls on or next following the date Nationwide receives the request.
Insurance coverage will end upon the Insured's death, the policy owner terminates coverage in writing, Nationwide pays the Maturity Proceeds, the Grace Period ends, or the policy is surrendered in full.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "free look" period). The length of the free look period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum "free look" period is 10 days.
In order to cancel the policy during the free look period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor free look cancellation requests received by the last day of the free look period (if returned by US mail, the request must be post-marked by the last day of the free look period).
Free look cancellation requests received after the close of business on the date the free look period expires will not be canceled free of charge. If the policy is canceled, Nationwide will treat the policy as if it was never issued.
Within seven days of a free look cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.
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Allocation of Net Premium During Free Look Period
Where state law requires the return of initial Premium for free look cancellations, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the free look period expires. At the expiration of the free look period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force . It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $25. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Target Premium and the Base Policy
Premium payments are categorized as either Target Premium or Excess Premium. Target Premium is an annual Premium based upon the Insured's Issue Age, underwriting classification and Base Policy Specified Amount. Each Premium payment in a given policy year is considered a contribution toward Target Premium until the total of all contributions in such policy year equal the Target Premium. Premium in any given Policy Year that exceeds the Target Premium amount is considered Excess Premium. Whether Premium is considered Target Premium or Excess Premium directly impacts the Percent of Premium Charge that is assessed on each Premium payment, see Percent of Premium Charge.
Target Premium and the Supplemental Insurance Rider
In general, election of the Supplemental Insurance Rider decreases the policy's Target Premium because of policy charge blending (an example of policy charge blending is provided in Appendix D: Examples of Policy Charge Blending). A lower Target Premium impacts the amount of Percent of Premium Charge assessed because a lower Target Premium will result in a greater portion of Net Premium paid being considered Excess Premium. The Percent of Premium Charge is less when assessed against Excess Premium than when assessed against Target Premium during the first four policy years or first four policy years following an increase in Total Specified Amount.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
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On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Enhancement Benefit
An Enhancement Benefit may be payable under the policy. The Enhancement Benefit is a dollar amount that is added to the Cash Value when there is a complete surrender of the policy. The Enhancement Benefit is essentially a partial return of policy charges assessed. In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.
The Enhancement Benefit is designed to, in the event of a surrender in the early policy years, minimize the difference between the accumulated Premiums paid and the actual Cash Surrender Value. A benefit of this to an individual policy owner is to off-set the difference between the taxable income that may be incurred when an employer pays the policy's Premium and the actual Cash Surrender Value received upon a policy surrender. A benefit of this to a corporate policy owner is to allow the policy in the early policy years to more closely track the corporate liability it is intended to off-set. The difference between the accumulated Premiums paid and the Cash Surrender Value is generally greater in the early policy years due to the upfront costs associated with purchasing the policy and the lack of time that the policy's Cash Value has had to grow. This is accomplished by lowering the cost associated with a surrender in the early policy years.
The Enhancement Benefit, if any, is not available upon a surrender during the Right to Cancel (Examination Right) period, nor is it available upon a surrender that qualifies as a Section 1035 exchange. Additionally, the Enhancement Benefit is not payable in conjunction with a policy loan, partial surrender, or Lapse.
The Enhancement Benefit guaranteed duration and minimum guaranteed amount are stated on the Policy Data Pages. Currently, the Enhancement Benefit is available for the first six policy years; however, Nationwide may, at any time, decrease or eliminate the Enhancement Benefit after the guaranteed duration stated on the Policy Data Pages.
The Enhancement Benefit is calculated monthly and is equal to the product of (a) and the Cash Value, not to exceed the product of (b) and (c), where:
(a)	=	the Enhancement Percentage;
(b)	=	the Enhancement Cap Percentage; and
(c)	=	Total Percent of Premium Charge Paid.
Currently, the percentages used in the Enhancement Benefit calculation decline after the first policy year. The benefit decreases to zero at the end of the sixth policy year, see Appendix C: Factors Used in Calculating the Enhancement Benefit.
Since the policy's Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any. Additionally, if the Supplemental Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower charges associated with the Rider, see Appendix C: Factors Used in Calculating the Enhancement Benefit.
The Enhancement Benefit is paid from our General Account at the time the policy is completely surrendered. As a General Account obligation, the Enhancement Benefit is not part of the separate account and is an obligation of Nationwide. This means the Enhancement Benefit, including the policy owner's right to receive payment, is subject to Nationwide's claims paying ability. Any claim to payment of the Enhancement Benefit may be subordinate to other claims on our General Account in the event Nationwide becomes insolvent. Nationwide may postpone payment of the Enhancement Benefit for up to six months from the date of a surrender request.
Changing the Amount of Insurance Coverage
The policy owner may request to change the Base Policy Specified Amount. To change the Base Policy Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Base Policy Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Base Policy Specified Amount changes to one increase and one decrease each policy year. Changes to the Base Policy Specified Amount will typically alter the Death Benefit.
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Increases
To increase the Base Policy Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be between Issue Ages of 18 and 80 at the time of the request. Any request to increase the Base Policy Specified Amount must be at least $10,000 and the Base Policy Specified Amount after the increase may not exceed the Maximum Death Benefit. Requests to increase the Base Policy Specified Amount will be applied in the proportion the increase bears to Total Specified Amount. This means if a policy has the Supplemental Insurance Rider, all increases will be done proportionally between the policy's Base Policy Specified Amount and Rider Specified Amount. The policy owner cannot elect how to allocate increases in Total Specified Amount after the Policy Date. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy.
Decreases
The policy owner may request to decrease the Base Policy Specified Amount any time after the first policy year. Requests to decrease the Base Policy Specified Amount will be applied to the most recent Base Policy Specified Amount increase and to be applied backwards ending with the original Base Policy Specified Amount. Decreases to the Base Policy Specified Amount may decrease policy charges calculated per $1,000 of Base Policy Specified Amount or Net Amount At Risk (including any Rider charges), depending on the death benefit option elected and the amount of the Cash Value. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right of Conversion
At any time, a policy owner may elect to transfer 100% of the policy's Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to such transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts;
•	a Variable Account Asset Charge will no longer be deducted; and
•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured's life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide's available fixed benefit individual life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and Issue Age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a Surrender Charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
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After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured's life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Terminating the Policy
There are several ways that the policy can terminate. All coverage under the policy will terminate when any one of the following events occur:
•	the policy owner requests in writing to the Service Center to terminate coverage;
•	the Insured dies;
•	the policy is In Force on the Maturity Date and the policy owner does not elect to extend coverage beyond the Maturity Date;
•	the policy Lapses; or
•	the policy is surrendered for its Cash Surrender Value.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide's approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments. If the assignment qualifies as an exchange under Section 1035 of the Code, no Enhancement Benefit will be paid.
Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send semi-annual and annual statements that show:
•	the Total Specified Amount;
•	minimum monthly Premiums;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial Surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
Standard Policy Charges
Nationwide takes deductions from Premium payments and/or the Cash Value to compensate it for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Nationwide may generate a profit from any of the charges assessed under the policy and certain expenses may be recovered utilizing more than one charge.
Monthly charges are deducted from the policy's Cash Value beginning on the Policy Date. Charges are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account, see Policy Loans.
The charges reflect the costs and risks associated with the policy. The Insured is assigned to an underwriting class based upon his/her age, sex (if not unisex classified), smoker status, type of evidence of insurability, and insurability status.
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Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary by changes in future expectations for factors including, but not limited to, our investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Total Specified Amount and Base Policy Specified Amount whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Percent of Premium Charge
Nationwide deducts a Percent of Premium Charge from each Premium payment to partially reimburse it for sales expenses and Premium taxes, and certain actual expenses, including expenses related to the sale of the policy. The Variable Account Asset Charge is also designed to partially reimburse us for these expenses. The Percent of Premium Charge also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
The Percent of Premium Charge is comprised of 2 components, the Sales Load component and the Premium Tax component. The Sales Load component is to cover sales expenses. The Premium Tax component is to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). This amount is not the actual amount of the tax liability Nationwide might incur. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
The Percent of Premium Charge assessed on each Premium payment depends on whether the Target Premium for the year in which the Premium is received has been reached. Currently, the Percent of Premium Charge assessed is based on the following table:
Policy Year	Premium Paid Up To Target Premium	Premium Paid In Excess of Target Premium
1	10%	4%
2	8%	3%
3	6%	2%
4	4%	2%
5+	2%	2%
Nationwide may waive the Percent of Premium Charge on the initial Premium paid into this policy as part of a sponsored exchange program to another Nationwide policy, as permitted under the securities laws and/or rules or by order of the SEC.
Illustration Charge
Nationwide only assesses an Illustration Charge for excessive requests for In Force policies. Excessive requests means more than 10 in any 12 month period. This charge compensates Nationwide for the administrative costs of generating the illustration. This charge will not exceed $25 per illustration requested. Any Illustration Charge must be paid at the time of the illustration request. The Illustration Charge will not be deducted from the policy's Cash Value.
The Illustration Charge is not applicable to requests for illustrations of prospective policies during the sales process.
Partial Surrender Fee
Partial Surrender Fees are deducted proportionally from the Sub-Accounts and Fixed Account. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed $25.
Administrative Expense Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $5 per month in all policy years. The maximum guaranteed charge is $10 per month in all years.
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Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide's expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's sex (if not unisex classified), Issue Age, underwriting class, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount. The cost of insurance rate is based on Nationwide's expectations as to future mortality and expense experience, investment earnings, persistency, and taxes.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount, if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy's Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy's Cost of Insurance Charge, the policy's Cash Value could increase.
Nationwide may underwrite the policy on a non-medical basis that may result in a higher Cost of Insurance Charge. Non medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher Cost of Insurance Charge would compensate Nationwide for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting. The result is that healthy individuals will subsidize less healthy individuals because there is no medical underwriting, which typically results in lower cost of insurance rates being applied to fully underwritten policies. A medically underwritten policy for a healthy insured would likely have lower cost of insurance rates.
Base Policy Specified Amount Charge
A Base Policy Specified Amount Charge is deducted proportionally from the Sub-Account and the Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge is intended to compensate Nationwide for sales, underwriting, distribution and issuance of the policy. The charge applicable to the policy depends on the Total Specified Amount. The maximum guaranteed monthly Base Policy Specified Amount Charge is $0.40 per $1,000 of Base Policy Specified Amount (unless the policy is purchased in the state of New York, where the maximum guaranteed monthly Base Policy Specified Amount Charge is $0.085 per $1,000 of Base Policy Specified Amount).
A distinct Rider Specified Amount Charge applies to the Supplemental Insurance Rider. If that Rider is elected, the Total Specified Amount charges will depend upon the allocation of Total Specified Amount between the base policy and the Supplemental Insurance Rider. To determine Total Specified Amount charges, the Base Policy Specified Amount charge must be added to the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount. The end result is a charge blending, see Supplemental Insurance Rider Specified Amount Charge.
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Variable Account Asset Charge
Nationwide deducts a Variable Account Asset Charge proportionally from the Sub-Account allocations daily to compensate it for assuming the risk associated with mortality and expense costs. This charge provides revenue to compensate Nationwide for assuming certain risks associated with the policy, and revenue that may be profit. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected.
The Variable Account Asset Charge applicable to the policy depends on the amount of Cash Value allocated to the Sub-Accounts. The maximum guaranteed Variable Account Asset Charge is equal to an annualized rate of 0.90% of the policy's Cash Value allocated to the Sub-Accounts for all policy years. Currently, the annualized Variable Account Asset Charge rate assessed is based on the following schedule:
Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of Cash Value allocated to the Sub-Accounts	0.20% of Cash Value allocated to the Sub-Accounts	0.10% of Cash Value allocated to the Sub-Accounts
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total compensation will not exceed the maximum (40% of first year premiums and 15% of renewal premium after the first year). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.30% of the non-loaned Cash Value per year.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative or Nationwide Business Solutions Group to know the exact compensation arrangement associated with this policy.
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Information on Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which includes reducing the prices of the policies, paying expenses that Nationwide or its affiliates incurs in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Received
For the year ended December 31, 2013, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Nationwide also considers whether the underlying mutual fund's advisor or subadvisor is an affiliate or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy and underlying mutual fund fees and charges have a direct effect on the policy's investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy's Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 84% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Note: The Change of Insured Rider will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
After Nationwide receives a request to invoke the Rider, Nationwide will adjust the policy as follows:
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1.	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
2.	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
3.	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown on the Policy Data Page).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Change of Insured Rider
This Rider is automatically issued with the policy with no associated charge. The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured at any time after the Policy Date, subject to insurability and the conditions below. If this Rider is invoked, the policy charges after the change will be based on the underwriting classification and characteristics of the new Insured.
The amount of insurance coverage after the change date will be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code, and (2) such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages. Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured conditions are met. The Policy Date will not change.
Change of Insured conditions:
1.	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured.
2.	The new Insured may be required to submit satisfactory evidence of insurability.
3.	The new Insured must satisfy Nationwide's underwriting requirements.
4.	The policy must be In Force and not be in a Grace Period at the time of the change.
5.	The new Insured must have been at least age 18 on the Policy Date.
6.	The policy owner must make written application to change the Insured to the Service Center.
Federal income tax consequences may result from a change in insured. For federal income tax purposes the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
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Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Supplemental Insurance Rider
The benefit associated with the Supplemental Insurance Rider is term life insurance on the Insured that is: (1) in addition to the Base Policy Specified Amount; (2) payable upon the Insured's death; and (3) automatically renewed annually until the Insured reaches Attained Age 100. This Rider and all coverage associated with it terminates when the Insured reaches Attained Age 100, regardless whether coverage under the policy is extended beyond the Maturity Date, see Policy Maturity. Additionally, electing coverage under the Supplemental Insurance Rider will result in a lower Enhancement Benefit, if any.
Subject to Nationwide's approval, the policy owner may purchase this Rider at the time of application or at a later time provided that the policy is In Force and the Rider is purchased before the Insured reaches Attained Age 100. If the policy owner purchases this Rider at the time of application, the effective date of the Rider is the Policy Date. If the Rider is purchased after the Policy Date, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the policy owner's written request, unless the policy owner specifies and Nationwide approves a different date.
The Rider Specified Amount is the amount of insurance coverage provided by the Supplemental Insurance Rider. The Rider Specified Amount and the Base Policy Specified Amount are combined to equal the Total Specified Amount. While the Rider is In Force, the Base Policy Specified Amount must be at least 10% of the minimum Total Specified Amount.
The Rider Death Benefit may vary monthly and is based on the chosen death benefit option in effect for the base policy, see Supplemental Insurance Rider Death Benefit Calculation. Because Nationwide deducts the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value.
Monthly Rider charges are different and in addition to, the charges assessed under the base policy. The charges associated with the Supplemental Insurance Rider are:
•	Supplemental Insurance Rider Cost of Insurance Charge; and
•	Supplemental Insurance Rider Specified Amount Charge.
Supplemental Insurance Rider Cost of Insurance Charge
The Supplemental Insurance Rider Cost of Insurance Charge is deducted proportionally from the Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge is intended to compensate Nationwide for providing term life insurance on the Insured. The Net Amount At Risk for the Supplemental Insurance Rider is equal to the Rider's Death Benefit (described below). The charge is determined by multiplying the Rider's Death Benefit by the Rider's cost of insurance rate. Nationwide bases the Supplemental Insurance Rider Cost of Insurance rate on its expectations as to future experience for factors such as mortality, persistency, expenses, and taxes. The Supplemental Insurance Rider Cost of insurance rate will vary by the Insured's Attained Age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class and the number of years from the Policy Date. The Rider Cost of Insurance Charge may include a Flat Extra Charge for certain Substandard Ratings, see Cost of Insurance.
Supplemental Insurance Rider Specified Amount Charge
The Supplemental Insurance Rider Specified Amount Charge is deducted proportionally from the Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the Rider. The charge applicable to the policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between Base Policy Specified Amount and Rider Specified Amount. The charge is determined using a weighted average (i.e., a blend that uses the relative proportions of the Base and Rider Specified Amounts) of the base and Rider charges.
The maximum guaranteed monthly Supplemental Insurance Rider Specified Amount Charge is $0.40 per $1,000 of Rider Specified Amount (unless the policy is purchased in the state of New York, where the maximum guaranteed monthly Supplemental Insurance Rider Specified Amount Charge is $0.085 per $1,000 of Rider Specified Amount). To determine Total Specified Amount charges, add the amount of the Base Policy Specified Amount charge to the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount elected. The end result is a charge blending.
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Policy Charge Blending
When the Supplemental Insurance Rider is elected, the Rider's charges are blended with the base policy's charges. "Blending" means that the charge associated with the Base Policy Specified Amount and the Rider Specified Amount are multiplied by their respective percentage allocation and then added. For example, if 80% is allocated to Base Policy Specified Amount and 20% to Rider Specified Amount, the total charges are determined by multiplying the charges under the Base Policy Specified Amount by 80% and independently multiplying the charges under the Rider Specified Amount charge by 20% and then adding the result of these two calculations to determine total policy charges.
In most instances, policy charges are lower if the policy owner allocates as much coverage percentage as possible to the Rider. Rider charges generally are lower than base policy charges because the Rider is term insurance; however, in some years and/or at some Attained Ages, the cost of insurance charge for the Rider is higher than the cost of insurance for the base policy. Generally, however, the greater the allocation of the Total Specified Amount to the Rider, the lower the overall charges will be under the policy, see Appendix D: Examples of Policy Charge Blending.
A registered representative can answer any questions and provide illustrations demonstrating the impact of purchasing coverage under the Rider.
Before deciding whether to purchase the Supplemental Insurance Rider it is important to know that when the Rider is purchased, the compensation received by the registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy. As a result of this compensation reduction, the charges assessed for the cost of insurance under this Rider will be lower for a significant period of time. There are instances where the Supplemental Insurance Rider may require lower Premium to maintain the total Death Benefit over the life of the policy or may require increased Premium when compared to not purchasing the Rider at all.
Rider Specified Amount Increases and Decreases
All increases and decreases of Rider Specified Amount, including decreases due to partial surrenders, are done proportionally between the amounts allocated to Base Policy Specified Amount and Rider Specified Amount.
If the policy owner purchases this Rider and increases the Total Specified Amount then the overall monthly charges associated with the policy will increase, even if the Base Policy Specified Amount is not increased. If, however, the policy owner purchases this Rider and does not increase the Total Specified Amount and instead reduces the Base Policy Specified Amount by an off-setting amount of Rider Specified Amount, then electing the Supplemental Insurance Rider may potentially reduce the overall monthly charges associated with the policy.
Supplemental Insurance Rider Death Benefit Calculation
The death benefit option chosen for the base policy will also be the death benefit option for the Rider and used in the calculation of the Rider Death Benefit. The current death benefit option in effect is shown on the Policy Data Page.
The Supplemental Insurance Rider Death Benefit is calculated as follows:
1.	the total Net Amount At Risk for the policy and this Rider; multiplied by
2.	the Rider Specified Amount; divided by
3.	the Total Specified Amount.
Depending on the policy's Cash Value, the Rider Death Benefit may be less than the Rider Specified Amount.
The Rider Death Benefit is then added to the base policy's Death Benefit to determine the total Death Benefit.
The base policy's Death Benefit is calculated using the formula below:
[CV + (Total NAAR)] x [(Base Policy Specified Amount)/ (Total Specified Amount)]
Where:
CV is the Cash Value of the policy; and
Total NAAR is the total Net Amount At Risk which is the Death Benefit minus the Cash Value.
The formula above determines the portion of the Death Benefit applied to base policy by determining the ratio the Base Policy Specified Amount bears to the Total Specified Amount.
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Terminating the Rider
This Rider can be terminated by submitting a written request to the Service Center. Nationwide may require that the policy be submitted for endorsement. Terminating this Rider will likely result in increased policy charges because of the difference in policy charges for the base policy and this Rider. If the Rider is terminated, the calculation of the Death Benefit will apply exclusively to the base policy. Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as life insurance under the Code.
This Rider also terminates upon the earliest of the following dates:
•	the date the policy is surrendered or terminated;
•	the date the policy Lapses;
•	the Insured's death; or
•	the date the Insured reaches Attained Age 100.
Nationwide may deny any request to terminate this Rider that would disqualify the policy as a contract of life insurance under the Code. If the policy is not issued as a modified endowment contract, terminating this Rider may result in the policy becoming a modified endowment contract. Nationwide will notify the policy owner if the policy's status is in jeopardy.
There is no Cash Value attributable to this Rider. Therefore, there is no Cash Surrender Value available upon termination.
In most instances, terminating the Rider will not be to the policy owner's advantage. Consult with a registered representative or a qualified financial advisor before deciding to terminate coverage under this Rider.
Policy Owner Services
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Policy owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in certain Sub-Accounts based upon a preset allocation. There is no additional charge associated with choosing a GPS.
GPS portfolios are available under the policy at the time of application and can be added after the Policy Date by contacting the Service Center. The policy owner may elect only one GPS portfolio and the total allocation to that portfolio must equal 100%.
A GPS is a static portfolio strategy. In other words, the allocations or "split" between the underlying Sub-Accounts is not monitored or adjusted to reflect changing market conditions. As such, Nationwide will not automatically rebalance Cash Value allocated to a GPS portfolio to ensure that the assets remain allocated to the underlying Sub-Accounts in the same proportion that they were allocated at the time of election. Further, Nationwide will not automatically rebalance, or otherwise modify the policy owner's allocations to the underlying Sub-Accounts to reflect changes in the GPS portfolio split or changes in available Sub-Accounts subsequent to the policy owner's original GPS election.
Nationwide is not providing investment advice by providing GPS. The policy owner may elect to transfer out among the Sub-Accounts at any time subject to the terms of this prospectus. For additional information about the Sub-Accounts that comprise a GPS, see Appendix A: Sub-Account Information.
Policy Loans
After the expiration of the free look period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
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Loan Amount
The minimum loan amount is $500. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account plus 100% of the policy loan account. Any applicable Enhancement Benefit is not available to be taken as a policy loan. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide deducts an amount equal to the policy loan from the policy's Cash Value. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 3.50% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Currently, the effective annual interest rate charged on Indebtedness is 2.80% for the first ten policy years and 2.00% thereafter. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will deduct an amount equal to the unpaid interest from the policy's Cash Value and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts deducted from the policy's Cash Value as unpaid interest charges will be deducted from the Sub-Accounts and the Fixed Account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Indebtedness is considered a part of the policy's Cash Value, therefore, upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrendering the Policy; Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will deduct interest charged on Indebtedness from the policy's Cash Value, and credit interest earned on collateral to the Cash Value:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral and credited to the Cash Value will be less and in some cases, significantly less, than the interest charged against the Cash Value.
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Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy's monthly deductions, see Unfavorable Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. This amount is equal to four times the current monthly deductions. If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
The policy owner may reinstate a Lapsed policy by:
•	submitting a written request to reinstate the policy to the Service Center any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date;
•	providing satisfactory evidence of insurability that Nationwide may require;
•	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement;
•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
The effective date of a reinstated policy, including any reinstated Riders, will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
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Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner's written surrender request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Nationwide may also require the policy owner to return the policy. Nationwide may postpone payment of that portion of the Cash Surrender Value attributable to the Fixed Account for up to six months. No Enhancement Benefit will be paid if the policy is surrendered pursuant to Section 1035 of the Code.
Partial Surrender
The policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for one year. Nationwide may require that the policy be sent to the Service Center for endorsement.
Nationwide may limit the number of partial surrenders to one per policy year. Currently, the number of partial surrenders is not limited. Nationwide will notify the policy owner in writing if the number of partial surrenders permitted become subject to limits. The minimum amount of any partial surrender request is $500. The maximum amount of a partial Surrender in any given policy year is equal to (a) minus (b) minus (c) where:
a.	is Cash Value;
b.	is Indebtedness; and
c.	is the greater of $500 or the last three monthly deductions.
Any applicable Enhancement Benefit is not available to be taken as a partial surrender.
If the policy owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender. If there are insufficient Accumulation Units available, Nationwide will surrender amounts from the Fixed Account.
A partial surrender cannot result in the Total Specified Amount being reduced below the minimum Total Specified Amount indicated on the Policy Data Page or disqualifying the policy as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk (unless the partial surrender is a preferred partial surrender). The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
Preferred Partial Surrenders
A preferred partial surrender is a surrender that:
•	occurs before the 15th policy anniversary; and
•	when added to any prior preferred partial surrenders taken in the same policy year, does not exceed 10% of the Cash Value as of the beginning of the policy year.
Preferred partial surrenders do not result in a reduction of the Total Specified Amount. The Total Specified Amount will only be reduced if the total partial surrender is greater than the amount that qualifies as a preferred partial surrender. If the total partial surrender exceeds the amount that qualifies as a preferred partial surrender, then the Total Specified Amount will be reduced only by the difference between the total partial surrender and the preferred partial surrender.
Preferred partial surrenders are non-cumulative. This means that any part of a preferred partial surrender not taken in a given policy year, cannot be added to the available preferred partial surrender amount in any later years.
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The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Death Benefit Option 1
The Death Benefit is the greater of the Total Specified Amount or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 1 provides a stated amount of Death Benefit coverage that generally remains static throughout the life of the policy. Typically, Death Benefit Option 1 is elected by policy owners who are interested in maintaining a pre-determined amount of life insurance coverage.
Death Benefit Option 2
The Death Benefit is the greater of the Total Specified Amount plus the Cash Value as of the Insured's date of death, or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 2 provides a stated amount of Death Benefit coverage in addition to the policy's Cash Value. Typically, Death Benefit Option 2 is elected by policy owners who are interested in accumulation of Cash Value in addition to a pre-determined amount of life insurance coverage.
Death Benefit Option 3
The Death Benefit is the greater of the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, plus interest, minus all partial surrenders as the Insured's date of death), or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 3 provides a stated amount of Death Benefit coverage plus a return of accumulated Premium and potential interest. Typically, Death Benefit Option 3 is elected by policy owners who are interested in a policy that provides a pre-determined amount of life insurance coverage, while also providing a return of Premium. The return of Premium component may be advantageous to corporate policy owners who have a need to off-set or account for a corporate liability.
In deciding which death benefit option to elect, the policy owner should consult with a registered representative about the costs and advantages and/or disadvantages of each option. Additionally, the policy owner should request and review policy illustrations representing each option. For policies in which an Enhancement Benefit is available at the time the Death Benefit Proceeds become payable, an additional benefit may be paid, see Enhancement Benefit.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk is the same before the change and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death
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benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the cash value accumulation test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage set out in the Code. The percentages depend upon the Insured's age, sex (if not unisex classified), and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Maximum Death Benefit
Nationwide may limit the Death Benefit to the maximum shown on the Policy Data Page. The maximum Death Benefit represents the highest amount Nationwide will pay under the policy. Nationwide limits the Death Benefit in situations where it is unable or unwilling to accept any additional liability for providing insurance coverage under the policy. Currently, for Death Benefit Options 1 and 2, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Total Specified Amount on the Policy Date and (ii) $8,000,000. For Death Benefit Option 3, the maximum Death Benefit is equal to the lesser of (i) 200% of the Total Specified Amount on the Policy Date plus the lesser of (a) the Death Benefit Option 3 maximum increase and (b) the accumulated premium account; and (ii) the sum of the Cash Value and $8,000,000.00.
For each Valuation Period and upon the death of the Insured, Nationwide will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit.  If the Death Benefit would exceed the Maximum Death Benefit, a partial surrender will be processed from the policy so that the Death Benefit after the partial surrender is 90% of the Maximum Death Benefit. The partial surrender will subsequently reduce the Cash Value and Total
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Specified Amount. If the Supplemental Insurance Rider was elected, the Rider Specified Amount and the Base Policy Specified Amount will be proportionally reduced. A partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).
If the policy owner elected Death Benefit Option 3 and the accumulated premium account is greater than the Cash Value, Nationwide may reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the Cash Value immediately before the reduction. For example, if the Cash Value is $100 and the accumulated premium account is $102, Nationwide would reduce the accumulated premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated premium account will not become less than zero because of the reduction. Nationwide will notify the policy owner in writing of any reduction in the accumulated premium account within 30 days of the reduction.
The partial surrender will be deducted proportionally from the Sub-Account allocations and the Fixed Account. No Partial Surrender Fee will be assessed on the partial surrender. The partial surrender will be paid to the policy owner via check and will be accompanied by a transaction confirmation statement within 30 days of such occurrence. Partial surrenders may result in adverse tax consequences. Taxes arising from the partial surrender, if any, are the sole responsibility of the policy owner. The policy owner is encouraged to consult tax advisor regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.
The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords the policy owner. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Code. In some instances, this situation may be addressed by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition. If, however, an increase in the Total Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available.
Nationwide may increase the policy's Maximum Death Benefit if doing so would not be unfairly discriminatory or prohibited by state law. If the policy's Maximum Death Benefit is increased, Nationwide will reissue the Policy Data Page with the revised Maximum Death Benefit.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Nationwide will not contest a policy after a change in the Insured pursuant to the Change of Insured Rider after it has been In Force during the new Insured's lifetime for two years from the Change Date, and in some states, within two years from a reinstatement date.
The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
If the Insured dies by suicide, while sane or insane, within two years from the effective date of a change of Insured (pursuant to the terms of the Change of Insured Rider, if elected and invoked), Nationwide will pay no more than the Cash Value as of the Change Date, plus any Premium paid since such date, less any Indebtedness, and less any partial surrenders.
If the policy was issued pursuant to an exchange under Section 1035 of the Code, and the Insured dies by suicide within two years of the Policy Date, Nationwide will pay a Death Benefit equal to the lesser of: (a) the amount of insurance under the exchanged policy as of the Policy Date; or (b) the Total Specified Amount of this policy. This provision only applies if the exchanged policy was originally issued more than two years prior to the Policy Date of this policy.
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Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended until the Insured's date of death, unless otherwise elected by the policy owner, see Extending Coverage Beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of Maturity Date coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Taxes, Surrendering the Policy; Maturity.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
After the Maturity Date, the policy will operate the same as it did prior to the Maturity Date except as follows:
•	the Total Specified Amount will be changed to the Cash Value on the Maturity Date and increases or decreases to the Total Specified Amount will not be permitted;
•	Death Benefit Option 2 and Death Benefit Option 3 will be changed to Death Benefit Option 1 where the Total Specified Amount equals the Cash Value;
•	100% of the policy's Cash Value will be permanently transferred to the Fixed Account;
•	no additional Premium payments will be permitted;
•	no additional monthly periodic policy charges will be deducted;
•	loans, loan repayments and partial surrenders will continue to be permitted;
•	loan interest will continue to be charged on Indebtedness; and
•	the extension of coverage beyond the Maturity Date will not occur when the policy would fail the definition of life insurance under the Code.
This policy may not qualify as life insurance under federal tax law after the Maturity Date. Extending coverage beyond the Maturity Date may not provide more favorable tax treatment than otherwise applicable to the maturity Proceeds. If the policy owner does not elect to receive the maturity Proceeds on the Maturity Date, coverage will automatically be extended. The policy owner should consult with a qualified tax advisor before coverage is extended beyond the Maturity Date. Note: if the Supplemental Insurance Rider is in effect, the Maturity Date coverage with respect to the Rider Specified Amount will not be extended.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of policy Proceeds within seven days of the date a written request is received at the Service Center. Nationwide will postpone payment of Proceeds on days that it is unable to price Accumulation Units. Nationwide may delay payment of Proceeds allocated to the Fixed Account as permitted by state law, see Valuation of Accumulation Units. The policy owner or the beneficiary may also elect to leave the Proceeds on deposit in an interest-bearing checking account.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
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To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on five million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
For 2011 and 2012, an estate of less than $5,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. Also, the American Taxpayer Relief Act ("ATRA") enacted on January 1, 2013, permanently provides for a maximum federal estate tax rate of 40% with an annually inflation adjusted $5 million exemption for estates of persons dying after December 31, 2012.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions. As with the estate tax, the GSTT tax has been repealed for 2010; however, ATRA permanently provides for a GSTT tax rate of 40% with an annually inflation adjusted $5 million exemption.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
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Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductable. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
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When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrendering the Policy; Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child)); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2014, that amount is $12,150.
Modified adjusted gross income is equal to gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
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Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the contract would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period. The ruling also concluded that the amount of gain resulting from the sale of a life insurance policy is equal to the excess of the amount received over the owner's basis in the policy (the investment in the contract reduced by the cost of insurance previously paid out of the cash value). Consequently, a sale may result in more gain than a surrender for the same amount.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Taxation of Death Benefits
Federal Income Tax
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid.
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire
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death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within 3 years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Terminal Illness
Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds, see Taxation of Death Benefits.
Special Considerations for Corporations
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have
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taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
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Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-4
Organization, Registration, and Operation
Nationwide VLI Separate Account-4 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
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The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of our other assets. The separate account's assets are held separately from Nationwide's other assets and are not part of Nationwide's general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of his or her money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.
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Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
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On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiffs' motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs' motion for class certification. The case is set for trial beginning February 9, 2015. NLIC continues to defend this lawsuit vigorously.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owed indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2014, the Alabama Supreme Court reversed the trial Court decision awarding PEBCO its attorney fees and remanded the case back to the trial court to enter a judgment in favor of NRS. NRS continues to defend this case vigorously.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a "SPV Derivatives ADR Notice," formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. The mediator is continuing to work with the parties and is expected to issue a final recommendation shortly. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties have been negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, and Lehman filed a revised proposed scheduling order on March 24, 2014. On April 14, 2014, Nationwide and 77 other defendants filed a joint response to the proposed scheduling order, and a hearing on the proposed scheduling order has been scheduled for May 14, 2014.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
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Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide's ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Sub-Account Information
Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee, see Short-Term Trading Fees.
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS International Value Portfolio: Class A

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I

This Sub-Account is only available in policies issued before April 25, 2014
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Asset Allocation Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
American Funds Insurance Series® - Bond Fund: Class 2

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
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American Funds Insurance Series® - Growth Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.
American Funds Insurance Series® - International Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Core V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return (i.e. the combination of capital appreciation (from increases or decreases in the market value) and current income (from interest or dividends).
Davis Variable Account Fund, Inc. - Davis Value Portfolio
Investment Advisor:	Davis Selected Advisors, L.P.
Sub-advisor:	Davis Selected Advisors - NY, Inc.
Investment Objective:	Long-term growth of capital.
Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The Series seeks long-term capital appreciation.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.
DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B

This Sub-Account is only available in policies issued before December 31, 2013
Investment Advisor:	Deutsche Investment Management Americas Inc.
Sub-advisor:	Dreman Value Management L.L.C.
Investment Objective:	Long-term capital appreciation.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
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Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
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Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Securities Fund: Class 2)
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2)
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2)
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (formerly, Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 1)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2)

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (formerly, Goldman Sachs Variable Insurance Trust - Goldman Sachs Structured Small Cap Equity Fund: Institutional Shares)
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares

This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
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Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Funds Variable Insurance Portfolios - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Forty Portfolio: Service Shares

This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Perkins Mid Cap Value Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Capital appreciation.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
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Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class

This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Lincoln Investment Advisors Corporation (LIA)
Sub-advisor:	BAMCO, Inc.
Investment Objective:	Capital appreciation.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Research International Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks to match the performance of the Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
57

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I

This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
58

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I

This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Neuberger Berman Advisers Management Trust - AMT Large Cap Value Portfolio: I Class Shares

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Capital growth.
Neuberger Berman Advisers Management Trust - AMT Mid Cap Intrinsic Value Portfolio: I Class Shares

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
59

Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying PIMCO Funds
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.
60

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class I

This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.
Designation: FF
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term growth of capital primarily in the common stocks of growth companies.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Seeks capital appreciation and income from stocks and bonds.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Seeks a high level of current income consistent with moderate fluctuations in principal value.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
The Universal Institutional Funds, Inc. - Growth Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.
61

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation
62

Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The amount payable to the policy owner upon a full surrender of the policy. This amount is equal to the Enhanced Cash Value, minus Indebtedness and outstanding policy charges.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness or due and unpaid policy charges.
Enhanced Cash Value – The sum of the policy's Cash Value plus the Enhancement Benefit, if applicable.
Enhancement Benefit – An additional amount added to the policy's Cash Surrender Value upon a full surrender of the policy during the first six policy years, provided the qualifying conditions have been satisfied.
Excess Premium – Any Premium applied to the policy that is not considered Target Premium.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – The amount of Premium applied to the policy after the deduction of the Percent of Premium Charge.
Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years, months, and anniversaries are measured from this date.
63

Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – The amount payable upon termination of the policy. Policy Proceeds may constitute the Death Benefit, the Maturity Proceeds, or the Cash Surrender Value upon a full surrender of the policy.
Premium – Amount(s) paid to purchase and maintain the policy.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Supplemental Insurance Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Target Premium – The maximum amount of Premium the policy owner may pay to purchase Base Policy Specified Amount under Section 7702A of the Code and still have the policy treated as a life insurance contract for federal tax purposes. This is the maximum Premium that the policy owner may pay based on the "7-Pay method", which determines the limits on Premium payments in each of the first seven policy years. The actual amount is based on numerous factors which include the Issue Age of the Insured, Substandard Ratings (if any), and an adjustment for any Premium exchanged into the policy under Section 1035 of the Code.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
64

Appendix C: Factors Used in Calculating the Enhancement Benefit
The tables below show the current factors used to calculate the Enhancement Benefit for the first and last month of each policy year. The actual calculation will depend on the month the policy is surrendered because all factors decrease monthly during a policy year except for the first policy year. Policy owners may, free of charge, request a calculation of their current Enhancement Benefit by contacting our Service Center.
Enhancement Benefit Factors for Modified Endowment Contracts
	Base Policy Enhancement Percentage		Rider Enhancement Percentage		Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	4.70%	4.70%	3.70%	3.70%	140%
2	4.64%	3.94%	3.65%	3.09%	140%
3	3.84%	2.70%	3.01%	2.10%	140%
4	2.60%	1.53%	2.02%	1.18%	140%
5	1.45%	0.61%	1.12%	0.46%	145%
6	0.56%	0.00%	0.42%	0.00%	140%
7+	0.00%	0.00%	0.00%	0.00%	0%
Enhancement Benefit Factors for Non-Modified Endowment Contracts
	Base Policy Enhancement Percentage		Rider Enhancement Percentage		Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	10.28%	13.35%	4.05%	4.60%	140%
2	13.14%	10.82%	4.52%	3.61%	140%
3	10.54%	7.50%	3.50%	2.25%	140%
4	7.22%	4.19%	2.17%	1.30%	140%
5	3.97%	1.63%	1.24%	0.59%	145%
6	1.49%	0.00%	0.54%	0.00%	140%
7+	0.00%	0.00%	0.00%	0.00%	0%
Using the factors available in the tables above, here is an example of how an Enhancement Benefit would be calculated.
In this example, we will assume the following:
•	A surrender is requested in the last month of policy year 2.
•	The policy is a non-modified endowment contract.
•	The Cash Value is $200,000.
•	The Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount) is 75%.
•	The Rider Specified Amount Allocation (as a percentage of the Total Specified Amount) is 25%.
•	The Total Percent of Premium Charge Paid is $15,250.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Percentage x Cash Value
Where: Enhancement Percentage =(Base Policy Specified Amount Allocation x Base Enhancement Percentage) + (Rider Specified Amount Allocation x Rider Enhancement Percentage) =(0.75 x 10.82%) + (0.25 x 3.61%) = 9.0175%
	=	9.0175% x $200,000 =$18,035.00
Enhancement Cap	=	Enhancement Cap Percentage x Total Percent of Premium Charge Paid
	=	140% x $15,250 =$21,350.00
Since $18,035.00 is less than the $21,350.00 Enhancement Cap, the Enhancement Benefit here is $18,035.00
65

Appendix D: Examples of Policy Charge Blending
The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:
•	The policy is in policy year 3.
•	The Total Specified Amount is $1,000,000.
•	The Total Specified Amount is allocated 80% to Base Policy Specified Amount and 20% to Rider Specified Amount. Therefore, the Base Policy Specified Amount Allocation is 80% and Rider Specified Amount Allocation is 20%.
In each table, the first column after the "Policy Year" column shows charges associated with the base policy, the second column shows charges associated with the Supplemental Insurance Rider and the third column shows how those charges will be "blended" with an election of the Supplemental Insurance Rider. The "blending" calculates charges based on a weighted average of the Base Policy Specified Amount and Rider Specified Amount. To determine weighed average, the charge amount attributed to base policy charges and rider charges are independently multiplied by their respective allocations and the result of each is added together to achieve the total charge assessed.
All of the tables and calculations examples use the current charges as disclosed in the "In Summary: Fee Tables" section of the prospectus. If maximum charges were used in these examples, the charges would be higher.
Percent of Premium Charge: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%
Using the charges in the table above and the assumptions in the example listed above, here is how the total Percent of Premium Charge is calculated.
Total Percent of Premium Charge
= [(Base Policy Specified Amount Allocation) x (Target Premium Charge)] +
    [(Rider Specified Amount Allocation) x (Excess Premium Charge)]
= [(0.80) x (0.06)] + [(0.20) x (0.02)]
= [(0.048)] + [(0.004)]
= 0.052 or 5.20% of Premium received during the policy year.
Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Policy Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$80.00	$20.00	$68.00
2	$80.00	$20.00	$68.00
3	$80.00	$20.00	$68.00
4	$80.00	$20.00	$68.00
5	$80.00	$20.00	$68.00
Using the charges in the table above and the assumptions in the example listed above, here is how the Total Specified Amount charge is calculated.
Total Specified Amount Charge Per Month
= [(Base Policy Specified Amount Allocation) x (Base Policy Specified Amount Charge)] +
    [(Rider Specified Amount Allocation) x (Rider Specified Amount Charge)]
= [(0.80) x ($80.00)] + [(0.20) x ($20.00)]
= [($64.00)] + [($4.00)]
= $68.00 deducted monthly from Cash Value.
66

Cost of Insurance Charge based on Issue Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.08689	0.04033	0.07758
2	0.10017	0.04698	0.08953
3	0.11223	0.05474	0.10073
4	0.12556	0.06377	0.11320
5	0.18135	0.07430	0.15994
*	Cost of Insurance charge rates change each policy year based on the increasing age of the Insured.
Using the charges in the table above and the assumptions in the example listed above, here is how the Cost of Insurance Charge is calculated.
Cost of Insurance Charge
= [(Base Policy Specified Amount Allocation) x (Base Policy Cost of Insurance Charge)] +
    [(Rider Specified Amount Allocation) x (Rider Cost of Insurance Charge)]
= [(0.80) x (0.11223)] + [(0.20) x (0.05474)]
= [(0.089784)] + [(0.010948)]
= 0.10073 per $1,000 of Net Amount At Risk.
67

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company Nationwide Business Solutions Group One Nationwide Plaza, 1-11-401 Columbus, OH 43215-2220
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy. Information about Nationwide Life Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-08301
Securities Act of 1933 Registration File No. 333-169879

Nationwide Future Executive VUL
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
Nationwide Business Solutions Group
One Nationwide Plaza, 1-11-401
Columbus, OH 43215-2220
1-877-351-8808
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Flexible Premium Adjustable Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI'') contains additional information regarding Flexible Premium Adjustable Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2014 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2014.

General Information and History
Nationwide VLI Separate Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $183.1 billion as of December 31, 2013.
Nationwide VLI Separate Account-4
Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on December 3, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Nationwide paid no underwriting commissions to NISC for each of the separate account's last three fiscal years.
Services
Nationwide has responsibility for administration of the policies and the Variable Account. Nationwide also maintains the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.
Nationwide maintains a record of all purchases and redemption of shares of the mutual funds. Nationwide or its affiliates may have entered into agreements with either the investment advisor or distributor for the mutual funds. The agreements relate to administrative services Nationwide or its affiliates furnish. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for policy owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.
These anticipated fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these payments, policy charges would be higher. Only the funds that agree to pay a fee to Nationwide will be offered in the policy. Generally, Nationwide expects to receive somewhere between 0.10% to 0.55% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the
2

authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-4. The policy's cost of insurance depends upon the Insured's Issue Age, underwriting class, and the length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy.
Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a non-medical basis are based on (i) the 2001 Commissioners' Standard Ordinary 80% Male Mortality Table, (ii) Attained Age, (iii) Substandard Ratings, and (iv) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a medical basis are based on (i) either (a) the 2001 Commissioners' Standard Ordinary 100% Male Mortality Table or (b) the 2001 Commissioners' Standard Ordinary 100% Female Mortality Table, (ii) Attained Age, (iii) Substandard Ratings, and (iv) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider on substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.
The underwriting class of an Insured may affect the cost of insurance rate. There are three underwriting classes into which Insureds are placed, depending on the Insureds' mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue. In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in the Guaranteed Issue or Simplified Issue underwriting class.
The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. Nationwide may underwrite using short-form questionnaires or abbreviated medical evaluations.
Net Amount at Risk
The policy's cost of insurance is also dependent on the policy's Net Amount At Risk. The Net Amount at Risk is allocated between coverage provided by the base policy and coverage provided by the Supplemental Insurance Rider. The Net Amount At Risk for the base policy is the base policy Death Benefit minus the policy's Cash Value. The Net Amount At Risk for the Supplemental Insurance Rider is the Rider Death Benefit (as described in the "Supplemental Insurance Rider" sub-section of the "Policy and Rider Charges" section of the prospectus).
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may
3

advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
Attained Age of Insured	Percentage of Cash Value
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
Attained Age of Insured	Percentage of Cash Value
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
4

Attained Age of Insured	Percentage of Cash Value
94	101%
95	101%
96	101%
Attained Age of Insured	Percentage of Cash Value
97	101%
98	101%
99	101%
Attained Age of Insured	Percentage of Cash Value
100	100%
Cash Value Accumulation Test
The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the cash value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 2001 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages. These premiums vary with the age, sex, and risk classification of the Insured.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male, non-tobacco, Issue Age 45, and non-medically underwritten.
Table of Applicable Percentages of Cash Value
Policy Year	Percentage of Cash Value
1	347%
2	335%
3	324%
4	314%
5	304%
6	294%
7	284%
8	275%
9	266%
10	258%
11	250%
12	242%
13	235%
14	228%
15	221%
16	215%
17	209%
18	203%
19	197%
Policy Year	Percentage of Cash Value
20	192%
21	187%
22	182%
23	177%
24	173%
25	169%
26	165%
27	161%
28	157%
29	153%
30	150%
31	147%
32	145%
33	144%
34	142%
35	141%
36	140%
37	139%
38	138%
Policy Year	Percentage of Cash Value
39	134%
40	131%
41	128%
42	125%
43	122%
44	120%
45	117%
46	116%
47	115%
48	114%
49	112%
50	111%
51	110%
52	109%
53	107%
54	105%
55	103%
56	101%
5

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
15,136 shares (cost $170,075)	$177,698
VP Inflation Protection Fund - Class I (ACVIP1)
38,458 shares (cost $411,795)	403,040
Asset Allocation Fund - Class 2 (AMVAA2)
179,430 shares (cost $3,334,070)	4,006,666
Bond Fund - Class 2 (AMVBD2)
6,976 shares (cost $76,784)	74,017
Global Small Capitalization Fund - Class 2 (AMVGS2)
96,598 shares (cost $2,036,771)	2,439,089
Growth Fund - Class 2 (AMVGR2)
303,579 shares (cost $17,894,768)	23,660,921
International Fund - Class 2 (AMVI2)
165,458 shares (cost $2,970,176)	3,499,444
Large Cap Core V.I. Fund - Class II (MLVLC2)
81,053 shares (cost $2,168,458)	2,739,596
Global Allocation V.I. Fund - Class II (MLVGA2)
594,067 shares (cost $9,637,326)	10,431,823
Calvert VP SRI Equity Portfolio (CVSSE)
10,987 shares (cost $246,883)	288,730
Value Portfolio (DAVVL)
197,684 shares (cost $2,353,417)	2,664,785
VIP Emerging Markets Series: Service Class (DWVEMS)
19,666 shares (cost $411,694)	420,853
VIP Small Cap Value Series: Service Class (DWVSVS)
262,054 shares (cost $9,345,956)	10,896,185
Stock Index Fund, Inc. - Initial Shares (DSIF)
8,796,232 shares (cost $245,773,101)	359,238,108
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
277,245 shares (cost $7,090,566)	12,220,976
Floating-Rate Income Fund (ETVFR)
2,705,646 shares (cost $25,476,064)	25,514,241
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
3,640 shares (cost $40,945)	41,749
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
807,111 shares (cost $3,288,462)	4,318,045
Mid Cap Growth Portfolio- Class 1 (OGGO)
164,995 shares (cost $2,945,352)	4,039,089
Mid Cap Value Portfolio: Class 1 (JPMMV1)
611,759 shares (cost $5,523,971)	6,466,292
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
646,978 shares (cost $18,831,214)	20,522,134
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
891,462 shares (cost $32,068,641)	46,712,632
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
1,741,201 shares (cost $9,560,435)	14,521,618
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
982,825 shares (cost $40,643,870)	40,217,219
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
100,568 shares (cost $1,707,520)	1,908,779
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,107,499 shares (cost $23,991,374)	23,822,310
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
62,238 shares (cost $1,135,437)	1,458,233

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Investors Growth Stock Series - Initial Class (MIGIC)
245,349 shares (cost $2,523,863)	$3,758,753
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
36,141 shares (cost $657,548)	797,642
New Discovery Series - Service Class (MNDSC)
102,563 shares (cost $1,717,749)	2,155,884
Research International Series - Service Class (MVRISC)
313,436 shares (cost $3,591,095)	4,491,536
Value Series - Initial Class (MVFIC)
550,819 shares (cost $7,229,705)	10,619,799
Value Series - Service Class (MVFSC)
1,540,151 shares (cost $21,685,381)	29,309,070
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2,638,186 shares (cost $44,050,734)	56,932,049
Core Plus Fixed Income Portfolio - Class I (MSVFI)
172,713 shares (cost $1,737,383)	1,763,399
Emerging Markets Debt Portfolio - Class I (MSEM)
4,639,411 shares (cost $39,186,610)	38,135,958
Global Real Estate Portfolio - Class II (VKVGR2)
311,593 shares (cost $2,955,878)	2,913,392
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
935,938 shares (cost $10,776,795)	13,486,860
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
50,499 shares (cost $1,217,937)	1,566,993
U.S. Real Estate Portfolio - Class I (MSVRE)
1,080,586 shares (cost $15,699,253)	17,008,427
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,050,408 shares (cost $29,313,124)	39,757,408
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
318,443 shares (cost $5,444,533)	7,636,269
American Funds NVIT Bond Fund - Class II (GVABD2)
137,032 shares (cost $1,537,871)	1,537,504
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
221,379 shares (cost $5,039,868)	6,738,792
American Funds NVIT Growth Fund - Class II (GVAGR2)
130,124 shares (cost $6,849,773)	10,165,290
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
58,441 shares (cost $2,150,195)	3,183,305
Federated NVIT High Income Bond Fund - Class I (HIBF)
2,501,885 shares (cost $17,254,494)	17,288,023
Federated NVIT High Income Bond Fund - Class III (HIBF3)
1,553,087 shares (cost $10,694,948)	10,716,302
NVIT Emerging Markets Fund - Class I (GEM)
780,833 shares (cost $9,177,533)	9,213,833
NVIT Emerging Markets Fund - Class III (GEM3)
749,108 shares (cost $8,355,089)	8,824,498
NVIT International Equity Fund - Class I (GIG)
1,214,661 shares (cost $11,088,203)	13,057,601
NVIT International Equity Fund - Class III (GIG3)
398,103 shares (cost $3,453,973)	4,283,593
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
25,298 shares (cost $202,701)	270,430
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,510,816 shares (cost $12,417,512)	17,223,297
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
63,348 shares (cost $768,627)	955,282
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
316,789 shares (cost $3,009,586)	3,541,706

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Cardinal Balanced Fund - Class I (NVCRB1)
13,883,043 shares (cost $141,585,371)	$165,624,704
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
561,546 shares (cost $5,971,425)	6,867,712
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
418,490 shares (cost $4,503,648)	4,544,806
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
518,327 shares (cost $5,522,483)	6,256,210
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
613,711 shares (cost $6,081,913)	7,290,885
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
270,875 shares (cost $2,963,450)	3,134,024
NVIT Core Bond Fund - Class I (NVCBD1)
80,412 shares (cost $906,863)	859,609
NVIT Core Plus Bond Fund - Class I (NVLCP1)
86,494 shares (cost $1,007,468)	964,408
NVIT Nationwide Fund - Class I (TRF)
7,318,655 shares (cost $65,673,832)	96,533,066
NVIT Government Bond Fund - Class I (GBF)
8,158,538 shares (cost $95,701,304)	88,112,210
American Century NVIT Growth Fund - Class I (CAF)
825,358 shares (cost $10,338,842)	16,597,959
NVIT International Index Fund - Class II (GVIX2)
1,029,285 shares (cost $8,777,237)	10,179,631
NVIT International Index Fund - Class VI (GVIX6)
174,653 shares (cost $1,461,016)	1,722,078
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,212,655 shares (cost $19,044,427)	27,702,440
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
115,498 shares (cost $1,574,191)	1,744,019
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
17,242 shares (cost $269,175)	301,214
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,027,328 shares (cost $10,680,634)	10,838,316
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
5,627,533 shares (cost $53,562,374)	72,707,721
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
5,927,276 shares (cost $62,053,881)	79,662,589
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,425,810 shares (cost $14,256,237)	16,810,297
NVIT Mid Cap Index Fund - Class I (MCIF)
3,112,545 shares (cost $53,701,787)	76,008,361
NVIT Money Market Fund - Class I (SAM)
64,730,206 shares (cost $64,730,206)	64,730,206
NVIT Money Market Fund - Class V (SAM5)
219,440,865 shares (cost $219,440,865)	219,440,865
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
1,443,756 shares (cost $11,420,498)	17,411,695
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
58,719 shares (cost $801,369)	681,723
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
483,027 shares (cost $5,007,073)	5,588,625
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
903,576 shares (cost $8,705,705)	11,872,988
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
626,781 shares (cost $5,670,996)	7,471,232
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,663,115 shares (cost $23,087,315)	36,644,458

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
10,292 shares (cost $122,772)	$136,064
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
984,948 shares (cost $9,006,250)	13,040,707
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
641,495 shares (cost $9,281,935)	15,280,402
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,603,103 shares (cost $25,862,823)	42,795,019
NVIT Multi-Manager Small Company Fund - Class I (SCF)
1,993,745 shares (cost $28,893,890)	54,907,748
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,291,061 shares (cost $11,483,735)	11,697,017
NVIT Short Term Bond Fund - Class I (NVSTB1)
3,411,046 shares (cost $35,962,500)	35,645,432
NVIT Short Term Bond Fund - Class II (NVSTB2)
179,780 shares (cost $1,881,930)	1,873,310
NVIT Large Cap Growth Fund - Class I (NVOLG1)
5,739,797 shares (cost $87,472,280)	134,827,826
Templeton NVIT International Value Fund - Class III (NVTIV3)
36,477 shares (cost $445,629)	520,529
Invesco NVIT Comstock Value Fund - Class I (EIF)
760,362 shares (cost $8,070,207)	11,778,013
NVIT Real Estate Fund - Class I (NVRE1)
3,450,813 shares (cost $28,419,554)	30,746,748
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
135 shares (cost $1,548)	1,599
NVIT Small Cap Index Fund Class II (NVSIX2)
4,619 shares (cost $59,676)	64,706
NVIT S&P 500 Index Fund Class I (GVEX1)
39,551 shares (cost $481,431)	508,630
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
286 shares (cost $3,252)	3,411
VPS Growth and Income Portfolio - Class A (ALVGIA)
533,227 shares (cost $10,624,777)	14,823,702
VPS International Value Portfolio - Class A (ALVIVA)
776,144 shares (cost $10,780,550)	11,634,395
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
642,869 shares (cost $11,663,799)	14,715,266
VP Income & Growth Fund - Class I (ACVIG)
2,297,935 shares (cost $15,303,231)	21,072,067
American Century VP Inflation Protection Fund - Class II (ACVIP2)
1,301,611 shares (cost $15,109,411)	13,601,833
VP International Fund - Class I (ACVI)
358,208 shares (cost $2,945,720)	3,847,149
VP Mid Cap Value Fund - Class I (ACVMV1)
608,474 shares (cost $9,146,547)	11,238,518
VP Ultra(R) Fund - Class I (ACVU1)
95,760 shares (cost $1,047,947)	1,409,590
VP Value Fund - Class I (ACVV)
2,392,910 shares (cost $16,121,548)	20,220,091
VP Vista(SM) Fund - Class I (ACVVS1)
74,407 shares (cost $1,263,947)	1,685,325
MidCap Stock Portfolio - Initial Shares (DVMCS)
78,946 shares (cost $1,245,337)	1,647,607
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,368,420 shares (cost $58,029,999)	81,252,611
Appreciation Portfolio - Initial Shares (DCAP)
744,465 shares (cost $27,287,342)	35,697,099

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Opportunistic Small Cap Portfolio: Initial Shares (DSC)
28,980 shares (cost $964,605)	$1,362,937
International Value Portfolio - Initial Shares (DVIV)
963,805 shares (cost $9,749,144)	11,392,170
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
103,516 shares (cost $1,542,593)	1,767,021
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
9,236 shares (cost $116,714)	147,691
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
113,603 shares (cost $681,814)	802,036
Quality Bond Fund II - Primary Shares (FQB)
2,480,663 shares (cost $27,455,330)	28,353,983
VIP Contrafund(R) Portfolio - Service Class (FCS)
1,956,162 shares (cost $49,080,518)	66,978,975
VIP Energy Portfolio - Service Class 2 (FNRS2)
401,931 shares (cost $8,185,248)	9,578,015
VIP Equity-Income Portfolio - Service Class (FEIS)
2,987,522 shares (cost $58,376,385)	69,310,499
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
203,471 shares (cost $2,291,346)	2,500,660
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
1,501,348 shares (cost $16,643,851)	18,901,977
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
629,831 shares (cost $7,031,030)	8,074,427
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
158,715 shares (cost $1,669,396)	1,728,409
VIP Growth Opportunities Portfolio - Service Class (FGOS)
73,789 shares (cost $1,498,253)	2,207,025
VIP Growth Portfolio - Service Class (FGS)
1,399,879 shares (cost $51,430,277)	79,793,116
VIP High Income Portfolio - Service Class (FHIS)
2,347,832 shares (cost $13,375,228)	13,546,993
VIP High Income Portfolio - Service Class R (FHISR)
724,234 shares (cost $4,107,170)	4,157,104
VIP Index 500 Portfolio - Initial Class (FIP)
175,963 shares (cost $24,563,956)	32,780,139
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
3,008,814 shares (cost $39,017,985)	36,827,880
VIP Mid Cap Portfolio - Service Class (FMCS)
1,367,246 shares (cost $41,498,985)	49,439,602
VIP Overseas Portfolio - Service Class (FOS)
568,789 shares (cost $9,241,532)	11,694,307
VIP Overseas Portfolio - Service Class R (FOSR)
625,405 shares (cost $9,800,189)	12,833,317
VIP Value Strategies Portfolio - Service Class (FVSS)
362,675 shares (cost $3,477,074)	5,200,760
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
2,605 shares (cost $29,928)	29,801
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
598,202 shares (cost $6,866,000)	7,423,685
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
612,219 shares (cost $7,046,863)	7,940,484
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
266,485 shares (cost $4,141,792)	4,884,670
Franklin Income Securities Fund - Class 2 (FTVIS2)
400,636 shares (cost $5,895,279)	6,438,217
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
658,793 shares (cost $14,388,963)	18,538,447

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
465,130 shares (cost $6,585,746)	$11,414,279
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
425,108 shares (cost $7,773,405)	10,232,353
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
12,572 shares (cost $275,439)	287,149
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
380,668 shares (cost $3,923,808)	3,852,361
Templeton Foreign Securities Fund - Class 1 (TIF)
87,391 shares (cost $1,290,254)	1,534,593
Templeton Foreign Securities Fund - Class 2 (TIF2)
960,751 shares (cost $13,421,464)	16,563,348
Templeton Foreign Securities Fund - Class 3 (TIF3)
419,360 shares (cost $5,560,905)	7,204,609
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2,281,752 shares (cost $43,420,535)	42,440,581
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
595,813 shares (cost $11,228,244)	11,094,044
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
90,673 shares (cost $682,786)	672,794
Mid Cap Value- Institutional Shares (GVMCE)
3,298,625 shares (cost $45,043,672)	61,486,361
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
72,220 shares (cost $577,863)	619,651
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
256,141 shares (cost $5,209,737)	6,165,310
Baron Growth Opportunities Fund Service Class (BNCAI)
235,736 shares (cost $9,265,348)	10,655,521
Short Duration Bond Portfolio - I Class Shares (AMTB)
330,759 shares (cost $3,704,501)	3,565,587
Guardian Portfolio - I Class Shares (AMGP)
44,154 shares (cost $963,524)	1,178,469
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
71,609 shares (cost $2,096,274)	2,940,979
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
69,687 shares (cost $967,356)	1,048,099
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
328,034 shares (cost $4,516,676)	5,373,196
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
159,998 shares (cost $2,274,141)	3,079,955
Socially Responsive Portfolio - I Class Shares (AMSRS)
138,737 shares (cost $1,851,866)	3,013,374
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
302,009 shares (cost $12,569,046)	17,480,263
Global Securities Fund/VA - Class 3 (OVGS3)
486,653 shares (cost $13,909,144)	20,025,781
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,429,661 shares (cost $38,504,812)	58,415,933
International Growth Fund/VA - Non-Service Shares (OVIG)
230,943 shares (cost $564,686)	593,523
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
1,005,100 shares (cost $21,266,728)	31,399,329
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
239,827 shares (cost $4,554,460)	6,667,187
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
375,993 shares (cost $17,318,026)	28,015,261
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2,416,635 shares (cost $13,038,030)	13,001,495

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

All Asset Portfolio - Administrative Class (PMVAAA)
2,430,276 shares (cost $27,145,969)	$26,441,402
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
278,094 shares (cost $3,179,967)	2,986,727
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
180,893 shares (cost $2,007,500)	1,798,081
Low Duration Portfolio - Administrative Class (PMVLDA)
5,949,229 shares (cost $63,109,847)	63,121,316
Real Return Portfolio - Administrative Class (PMVRRA)
7,692,063 shares (cost $107,004,121)	96,919,991
Total Return Portfolio - Administrative Class (PMVTRA)
38,359,455 shares (cost $435,720,472)	421,186,814
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
58,279 shares (cost $1,419,588)	1,462,806
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
607,391 shares (cost $6,284,063)	6,371,531
Putnam VT Growth and Income Fund - Class IB (PVGIB)
41,561 shares (cost $735,264)	993,717
Putnam VT International Equity Fund - Class IB (PVTIGB)
79,919 shares (cost $871,207)	1,142,039
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
476 shares (cost $8,868)	9,923
Putnam VT Voyager Fund - Class IB (PVTVB)
38,287 shares (cost $1,472,781)	1,973,703
Growth and Income Fund - Series I Shares (ACGI)
167,834 shares (cost $3,305,388)	4,412,348
VI American Franchise Fund - Series I Shares (ACEG)
23,457 shares (cost $913,560)	1,187,648
VI Value Opportunities Fund - Series I Shares (AVBVI)
56,759 shares (cost $377,689)	531,262
VI High Yield Fund - Series I Shares (AVHY1)
1,830,195 shares (cost $10,077,970)	10,432,111
VI International Growth Fund - Series I Shares (AVIE)
1,565,712 shares (cost $45,674,823)	55,300,932
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
89,468 shares (cost $1,127,171)	1,353,657
Micro-Cap Portfolio - Investment Class (ROCMC)
1,967,474 shares (cost $21,803,027)	25,242,690
Variable Fund - Multi-Hedge Strategies (RVARS)
7,391 shares (cost $167,497)	168,151
Equity Income Portfolio - II (TREI2)
2,516,404 shares (cost $54,630,300)	71,415,547
Health Sciences Portfolio - II (TRHS2)
703,246 shares (cost $15,602,710)	20,956,728
Limited-Term Bond Portfolio (TRLT1)
2,973,379 shares (cost $14,607,533)	14,599,291
Mid-Cap Growth Portfolio - II (TRMCG2)
1,126,613 shares (cost $26,498,592)	30,407,290
New America Growth Portfolio (TRNAG1)
1,613,652 shares (cost $37,996,465)	42,874,736
Personal Strategy Balanced Portfolio (TRPSB1)
180,030 shares (cost $3,667,636)	3,840,041
Blue Chip Growth Portfolio (TRBCGP)
435,584 shares (cost $7,113,959)	8,267,386
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
990,717 shares (cost $12,571,052)	14,761,684
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,363,238 shares (cost $44,062,349)	42,792,056

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Variable Insurance Fund - Balanced Portfolio (VVB)
259,460 shares (cost $5,186,520)	$6,138,828
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
917,054 shares (cost $12,533,781)	16,598,679
Variable Insurance Fund - International Portfolio (VVI)
243,430 shares (cost $4,454,730)	5,423,625
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
767,601 shares (cost $12,483,433)	15,943,073
Variable Insurance Fund - REIT Index Portfolio (VVREI)
587,467 shares (cost $6,939,019)	6,973,238
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
440,864 shares (cost $4,731,705)	4,708,425
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
166,172 shares (cost $3,834,417)	4,470,021
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
696,099 shares (cost $8,434,698)	8,165,244
Variable Insurance Portfolios - Asset Strategy (WRASP)
1,211,149 shares (cost $12,655,674)	16,046,025
Variable Insurance Portfolios - Growth (WRGP)
258,670 shares (cost $2,870,741)	3,448,774
Variable Insurance Portfolios - High Income (WRHIP)
5,660,608 shares (cost $21,607,992)	22,619,224
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
174,983 shares (cost $1,674,950)	1,876,400
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
529,027 shares (cost $4,376,417)	4,180,108
Variable Insurance Portfolios - Science and Technology (WRSTP)
613,931 shares (cost $12,692,912)	16,320,674
Advantage VT Discovery Fund (SVDF)
424,375 shares (cost $10,190,172)	14,937,997
Advantage VT Opportunity Fund - Class 2 (SVOF)
380,711 shares (cost $7,551,131)	9,955,596
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
642,544 shares (cost $5,649,527)	7,209,340

Total Investments	$4,637,636,243

Accounts Receivable-Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	7,175
Accounts Receivable-Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	3
Accounts Receivable-VP International Fund - Class I (ACVI)	6,459
Accounts Receivable-VIP Contrafund(R) Portfolio - Service Class (FCS)	136,010
Accounts Receivable-VIP Growth Opportunities Portfolio - Service Class (FGOS)	100,595
Accounts Receivable-VIP Growth Portfolio - Service Class (FGS)	91,268
Accounts Receivable-Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	14,308
Accounts Receivable-Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	65,782
Accounts Receivable-Putnam VT Small Cap Value Fund - Class IB (PVTSCB)	8

Other Accounts Payable	(233,099)
Accounts Payable-Large Cap Core V.I. Fund - Class II (MLVLC2)	(3,245)
Accounts Payable-Calvert VP SRI Equity Portfolio (CVSSE)	(666)
Accounts Payable-Mid Cap Growth Portfolio- Class 1 (OGGO)	(2,925)
Accounts Payable-Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	(9,472)
Accounts Payable-Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	(15,627)
Accounts Payable-Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	(8,278)
Accounts Payable-Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	(2,500)
Accounts Payable-Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	(4,051)
Accounts Payable-U.S. Real Estate Portfolio - Class I (MSVRE)	(13,697)
Accounts Payable-NVIT Nationwide Fund - Class I (TRF)	(175,859)
Accounts Payable-American Century NVIT Growth Fund - Class I (CAF)	(9,785)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Accounts Payable-NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	$(7,470)
Accounts Payable-NVIT Money Market Fund - Class I (SAM)	(205,538)
Accounts Payable-NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	(6,521)
Accounts Payable-NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	(3,438)
Accounts Payable-NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	(4,078)
Accounts Payable-NVIT Multi-Manager Small Company Fund - Class I (SCF)	(17,715)
Accounts Payable-Invesco NVIT Comstock Value Fund - Class I (EIF)	(3,708)
Accounts Payable-VPS Growth and Income Portfolio - Class A (ALVGIA)	(4,507)
Accounts Payable-VP Ultra(R) Fund - Class I (ACVU1)	(3,931)
Accounts Payable-VP Value Fund - Class I (ACVV)	(6,801)
Accounts Payable-VP Vista(SM) Fund - Class I (ACVVS1)	(1,715)
Accounts Payable-MidCap Stock Portfolio - Initial Shares (DVMCS)	(3,787)
Accounts Payable-VIP High Income Portfolio - Service Class (FHIS)	(9,740)
Accounts Payable-VIP Overseas Portfolio - Service Class (FOS)	(7,839)
Accounts Payable-VIP Value Strategies Portfolio - Service Class (FVSS)	(3,578)
Accounts Payable-Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	(2,649)
Accounts Payable-Templeton Foreign Securities Fund - Class 2 (TIF2)	(8,971)
Accounts Payable-Baron Growth Opportunities Fund Service Class (BNCAI)	(9,009)
Accounts Payable-Guardian Portfolio - I Class Shares (AMGP)	(3,626)
Accounts Payable-Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(4,574)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(4,271)
Accounts Payable-Small-Cap Growth Portfolio - S Class Shares (AMFAS)	(2,616)
Accounts Payable-Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	(7,396)
Accounts Payable-VI Value Opportunities Fund - Series I Shares (AVBVI)	(1,338)
Accounts Payable-Micro-Cap Portfolio - Investment Class (ROCMC)	(14,330)
Accounts Payable-Mid-Cap Growth Portfolio - II (TRMCG2)	(13,783)
Accounts Payable-VIP Trust Emerging Markets Fund - Initial Class (VWEM)	(16,502)
Accounts Payable-Variable Insurance Portfolios - Growth (WRGP)	(3,457)
Accounts Payable-Variable Insurance Portfolios - Real Estate Securities (WRRESP)	(1,048)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(5,823)

$4,637,188,888

Contract Owners’ Equity:
Accumulation units	4,637,188,888

Total Contract Owners’ Equity (note 8)	$4,637,188,888

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	ALVDAA	ACVIP1	AMVAA2	AMVBD2	AMVGS2	AMVGR2	AMVI2
Reinvested dividends	$66,555,921	596	1,496	47,779	1,318	21,489	198,494	39,842
Asset charges (note 3)	(5,440,266)	-	(292)	(6,651)	(53)	(4,585)	(46,490)	(5,782)

Net investment income (loss)	61,115,655	596	1,204	41,128	1,265	16,904	152,004	34,060

Realized gain (loss) on investments	118,719,940	150	(623)	113,919	2,804	100,399	573,259	108,318
Change in unrealized gain (loss) on investments	449,973,712	7,617	(8,755)	512,408	(5,926)	383,222	4,654,794	398,267

Net gain (loss) on investments	568,693,652	7,767	(9,378)	626,327	(3,122)	483,621	5,228,053	506,585

Reinvested capital gains	62,745,732	581	109	-	785	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$692,555,039	8,944	(8,065)	667,455	(1,072)	500,525	5,380,057	540,645

Investment Activity:	MLVLC2	MLVGA2	CVSSE	DAVVL	DWVEMS	DWVSVS	DSIF	DSRG
Reinvested dividends	$25,170	106,699	203	21,195	112	47,864	5,874,939	135,866
Asset charges (note 3)	(5,335)	-	(508)	(2,017)	(116)	(20,479)	(442,763)	(866)

Net investment income (loss)	19,835	106,699	(305)	19,178	(4)	27,385	5,432,176	135,000

Realized gain (loss) on investments	295,813	212,457	32,402	164,657	257	416,972	805,544	546,427
Change in unrealized gain (loss) on investments	438,986	663,957	20,898	393,976	9,158	1,405,694	77,274,259	2,546,040

Net gain (loss) on investments	734,799	876,414	53,300	558,633	9,415	1,822,666	78,079,803	3,092,467

Reinvested capital gains	-	375,334	16,693	179,246	-	429,548	3,349,248	-

Net increase (decrease) in contract owners’ equity resulting from operations	$754,634	1,358,447	69,688	757,057	9,411	2,279,599	86,861,227	3,227,467

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	ETVFR	GVGMNS	IVKMG1	OGGO	JPMMV1	JABS	JACAS	JAGTS
Reinvested dividends	$834,439	18	15,610	2,193	39,443	342,128	254,151	-
Asset charges (note 3)	(25,776)	-	(2,795)	(7,454)	(8,834)	(27,969)	(36,321)	(5,753)

Net investment income (loss)	808,663	18	12,815	(5,261)	30,609	314,159	217,830	(5,753)

Realized gain (loss) on investments	62,177	110	96,972	481,260	122,182	182,155	5,214,102	1,744,544
Change in unrealized gain (loss) on investments	(201,264)	786	1,082,813	601,579	859,020	1,810,550	6,203,993	2,212,702

Net gain (loss) on investments	(139,087)	896	1,179,785	1,082,839	981,202	1,992,705	11,418,095	3,957,246

Reinvested capital gains	157,038	1,009	-	206,668	42,386	766,071	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$826,614	1,923	1,192,600	1,284,246	1,054,197	3,072,935	11,635,925	3,951,493

Investment Activity:	JAIGS	JAMVS	LZREMS	LOVMCV	MIGIC	MNDIC	MNDSC	MVRISC
Reinvested dividends	$1,207,637	19,110	342,753	5,620	22,963	-	-	70,444
Asset charges (note 3)	(27,360)	(4,123)	(49,776)	(2,552)	-	-	(3,253)	(9,476)

Net investment income (loss)	1,180,277	14,987	292,977	3,068	22,963	-	(3,253)	60,968

Realized gain (loss) on investments	(66,965)	200,961	(465,062)	51,099	173,828	25,650	15,697	75,131
Change in unrealized gain (loss) on investments	4,098,191	193,295	(292,362)	273,931	632,754	137,455	420,231	545,587

Net gain (loss) on investments	4,031,226	394,256	(757,424)	325,030	806,582	163,105	435,928	620,718

Reinvested capital gains	-	32,727	142,641	-	114,868	4,994	14,331	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,211,503	441,970	(321,806)	328,098	944,413	168,099	447,006	681,686

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	MVFIC	MVFSC	MVIVSC	MSVFI	MSEM	VKVGR2	MSVMG	MSVEG
Reinvested dividends	$117,226	259,453	687,079	68,349	1,645,183	87,361	44,673	8,905
Asset charges (note 3)	-	(55,567)	(109,232)	-	(42,325)	(5,441)	(27,168)	(4,054)

Net investment income (loss)	117,226	203,886	577,847	68,349	1,602,858	81,920	17,505	4,851

Realized gain (loss) on investments	860,687	2,046,774	2,432,380	36,049	191,427	285,009	(104,004)	143,734
Change in unrealized gain (loss) on investments	1,914,460	5,368,825	8,859,175	(110,481)	(6,111,832)	(316,598)	3,644,262	393,090

Net gain (loss) on investments	2,775,147	7,415,599	11,291,555	(74,432)	(5,920,405)	(31,589)	3,540,258	536,824

Reinvested capital gains	30,323	79,614	-	-	504,268	-	277,194	74,256

Net increase (decrease) in contract owners’ equity resulting from operations	$2,922,696	7,699,099	11,869,402	(6,083)	(3,813,279)	50,331	3,834,957	615,931

Investment Activity:	MSVRE	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$255,569	688,922	89,468	29,269	23,328	29,209	27,608	1,121,056
Asset charges (note 3)	(50,385)	-	-	-	-	-	-	(33,690)

Net investment income (loss)	205,184	688,922	89,468	29,269	23,328	29,209	27,608	1,087,366

Realized gain (loss) on investments	4,818,466	870,217	140,221	41,213	228,218	708,414	239,093	430,636
Change in unrealized gain (loss) on investments	(4,501,707)	7,819,670	1,191,311	(117,435)	1,271,504	1,620,058	534,457	(296,561)

Net gain (loss) on investments	316,759	8,689,887	1,331,532	(76,222)	1,499,722	2,328,472	773,550	134,075

Reinvested capital gains	-	722,334	1,663	487	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$521,943	10,101,143	1,422,663	(46,466)	1,523,050	2,357,681	801,158	1,221,441

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	HIBF3	GEM	GEM3	GIG	GIG3	NVIE6	NVNMO1	NVNSR1
Reinvested dividends	$695,602	106,773	103,268	64,026	19,593	1,343	158,847	6,940
Asset charges (note 3)	-	(16,455)	-	(12,391)	-	-	-	-

Net investment income (loss)	695,602	90,318	103,268	51,635	19,593	1,343	158,847	6,940

Realized gain (loss) on investments	113,059	160,811	644,378	281,671	247,716	3,850	546,139	24,773
Change in unrealized gain (loss) on investments	(90,685)	(213,482)	(753,364)	1,584,521	353,652	36,191	4,123,577	177,700

Net gain (loss) on investments	22,374	(52,671)	(108,986)	1,866,192	601,368	40,041	4,669,716	202,473

Reinvested capital gains	-	-	-	-	-	-	643,980	-

Net increase (decrease) in contract owners’ equity resulting from operations	$717,976	37,647	(5,718)	1,917,827	620,961	41,384	5,472,543	209,413

Investment Activity:	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1
Reinvested dividends	$39,626	2,692,905	101,886	88,254	100,180	98,387	51,976	22,467
Asset charges (note 3)	(20)	(150,707)	(97)	(64)	(95)	(10)	(877)	-

Net investment income (loss)	39,606	2,542,198	101,789	88,190	100,085	98,377	51,099	22,467

Realized gain (loss) on investments	164,487	358,570	177,855	97,461	227,565	178,502	39,288	5,777
Change in unrealized gain (loss) on investments	444,154	14,936,440	687,143	(24,553)	517,067	748,466	122,255	(58,915)

Net gain (loss) on investments	608,641	15,295,010	864,998	72,908	744,632	926,968	161,543	(53,138)

Reinvested capital gains	68,963	3,319,805	167,023	66,634	144,168	264,738	53,849	9,684

Net increase (decrease) in contract owners’ equity resulting from operations	$717,210	21,157,013	1,133,810	227,732	988,885	1,290,083	266,491	(20,987)

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	NVLCP1	TRF	GBF	CAF	GVIX2	GVIX6	GVIDA	NVDBL2
Reinvested dividends	$17,472	1,176,230	1,832,369	101,579	246,776	42,414	412,077	27,963
Asset charges (note 3)	-	(54,274)	(172,322)	(1,755)	(14,987)	-	(10,138)	-

Net investment income (loss)	17,472	1,121,956	1,660,047	99,824	231,789	42,414	401,939	27,963

Realized gain (loss) on investments	(9,191)	1,293,468	(3,640,129)	1,264,030	240,819	18,449	633,966	13,868
Change in unrealized gain (loss) on investments	(33,703)	20,954,580	(4,578,319)	2,580,640	1,128,503	208,279	4,829,540	143,916

Net gain (loss) on investments	(42,894)	22,248,048	(8,218,448)	3,844,670	1,369,322	226,728	5,463,506	157,784

Reinvested capital gains	13,015	-	1,123,667	-	-	-	-	14,880

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,407)	23,370,004	(5,434,734)	3,944,494	1,601,111	269,142	5,865,445	200,627

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	SAM5
Reinvested dividends	$4,866	189,960	1,170,646	1,256,939	282,926	770,770	-	-
Asset charges (note 3)	-	(7,136)	(24,682)	(11,819)	(5,096)	(84,309)	(16,584)	(416,398)

Net investment income (loss)	4,866	182,824	1,145,964	1,245,120	277,830	686,461	(16,584)	(416,398)

Realized gain (loss) on investments	35,472	214,540	1,626,580	(1,112,567)	465,216	4,480,349	-	-
Change in unrealized gain (loss) on investments	14,125	(33,718)	8,319,900	15,501,270	741,655	12,015,204	-	-

Net gain (loss) on investments	49,597	180,822	9,946,480	14,388,703	1,206,871	16,495,553	-	-

Reinvested capital gains	3,469	174,807	-	-	212,768	1,750,862	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$57,932	538,453	11,092,444	15,633,823	1,697,469	18,932,876	(16,584)	(416,398)

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVMIG3	GVDIVI	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2
Reinvested dividends	$203,534	15,813	118,054	81,295	94,785	-	1,445	141,864
Asset charges (note 3)	-	-	-	(1,675)	(1,334)	(34)	(171)	-

Net investment income (loss)	203,534	15,813	118,054	79,620	93,451	(34)	1,274	141,864

Realized gain (loss) on investments	547,969	(60,189)	(419,461)	554,294	315,314	1,651,004	6,242	432,989
Change in unrealized gain (loss) on investments	2,417,328	177,970	1,316,337	1,880,881	1,393,294	6,529,519	12,701	2,452,056

Net gain (loss) on investments	2,965,297	117,781	896,876	2,435,175	1,708,608	8,180,523	18,943	2,885,045

Reinvested capital gains	-	-	-	753,542	342,142	2,348,925	2,652	555,966

Net increase (decrease) in contract owners’ equity resulting from operations	$3,168,831	133,594	1,014,930	3,268,337	2,144,201	10,529,414	22,869	3,582,875

Investment Activity:	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVTIV3
Reinvested dividends	$-	314,946	66,639	417,221	461,718	20,116	941,915	8,621
Asset charges (note 3)	(5,897)	(18,179)	(51,943)	(4,026)	(42,963)	-	-	-

Net investment income (loss)	(5,897)	296,767	14,696	413,195	418,755	20,116	941,915	8,621

Realized gain (loss) on investments	885,046	578,986	3,906,486	373,450	109,720	5,149	3,177,553	(12,971)
Change in unrealized gain (loss) on investments	3,396,041	11,847,815	13,422,303	(938,477)	(428,836)	(25,553)	33,777,678	78,146

Net gain (loss) on investments	4,281,087	12,426,801	17,328,789	(565,027)	(319,116)	(20,404)	36,955,231	65,175

Reinvested capital gains	737,104	-	-	-	30,097	1,560	-	3,617

Net increase (decrease) in contract owners’ equity resulting from operations	$5,012,294	12,723,568	17,343,485	(151,832)	129,736	1,272	37,897,146	77,413

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	EIF	NVRE1	NVLCAP	NVSIX2	GVEX1	NOTMG3	ALVGIA	ALVIVA
Reinvested dividends	$-	476,524	31	856	6,165	27	145,676	626,085
Asset charges (note 3)	(625)	(13,853)	-	-	-	-	(17,546)	(14,773)

Net investment income (loss)	(625)	462,671	31	856	6,165	27	128,130	611,312

Realized gain (loss) on investments	53,465	1,551,607	3	2,193	1,830	-	879,806	12,062
Change in unrealized gain (loss) on investments	2,980,295	(3,349,784)	51	5,030	27,199	160	2,400,528	1,240,492

Net gain (loss) on investments	3,033,760	(1,798,177)	54	7,223	29,029	160	3,280,334	1,252,554

Reinvested capital gains	-	2,272,112	4	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,033,135	936,606	89	8,079	35,194	187	3,408,464	1,863,866

Investment Activity:	ALVSVA	ACVIG	ACVIP2	ACVI	ACVMV1	ACVU1	ACVV	ACVVS1
Reinvested dividends	$78,991	416,281	483,991	59,726	112,485	6,161	289,743	-
Asset charges (note 3)	(10,329)	(7,444)	-	(7,084)	(6,266)	(1,835)	(34,165)	(2,680)

Net investment income (loss)	68,662	408,837	483,991	52,642	106,219	4,326	255,578	(2,680)

Realized gain (loss) on investments	925,456	137,812	342,397	231,827	495,255	131,905	1,418,879	382,804
Change in unrealized gain (loss) on investments	2,237,923	5,152,588	(4,917,879)	436,898	1,602,669	240,942	3,042,559	17,162

Net gain (loss) on investments	3,163,379	5,290,400	(4,575,482)	668,725	2,097,924	372,847	4,461,438	399,966

Reinvested capital gains	733,227	-	1,268,059	-	117,016	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,965,268	5,699,237	(2,823,432)	721,367	2,321,159	377,173	4,717,016	397,286

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	DVMCS	DVSCS	DCAP	DSC	DVIV	SVSSVB	SVSLVB	FVCA2P
Reinvested dividends	$15,441	593,616	708,299	-	202,556	6,079	2,846	7,105
Asset charges (note 3)	(2,018)	(107,301)	(37,798)	-	(22,497)	(1,384)	(418)	-

Net investment income (loss)	13,423	486,315	670,501	-	180,059	4,695	2,428	7,105

Realized gain (loss) on investments	142,326	3,624,163	2,790,233	160,779	(153,558)	149,721	14,873	8,583
Change in unrealized gain (loss) on investments	241,036	16,355,753	3,300,259	324,209	2,097,621	164,592	26,768	81,546

Net gain (loss) on investments	383,362	19,979,916	6,090,492	484,988	1,944,063	314,313	41,641	90,129

Reinvested capital gains	-	729,964	88,212	-	-	-	-	14,532

Net increase (decrease) in contract owners’ equity resulting from operations	$396,785	21,196,195	6,849,205	484,988	2,124,122	319,008	44,069	111,766

Investment Activity:	FQB	FCS	FNRS2	FEIS	FF10S	FF20S	FF30S	FFINS
Reinvested dividends	$1,246,409	596,040	63,703	1,555,946	38,487	307,383	119,908	24,560
Asset charges (note 3)	(28,680)	(134,575)	-	(45,676)	(682)	(19,370)	(5,354)	(3,411)

Net investment income (loss)	1,217,729	461,465	63,703	1,510,270	37,805	288,013	114,554	21,149

Realized gain (loss) on investments	579,177	6,882,893	655,824	(1,724,147)	212,515	705,517	197,038	7,030
Change in unrealized gain (loss) on investments	(1,536,154)	9,195,806	1,262,756	11,838,895	32,108	1,082,133	839,514	38,969

Net gain (loss) on investments	(956,977)	16,078,699	1,918,580	10,114,748	244,623	1,787,650	1,036,552	45,999

Reinvested capital gains	-	17,473	56,208	4,303,485	26,766	208,534	92,230	14,902

Net increase (decrease) in contract owners’ equity resulting from operations	$260,752	16,557,637	2,038,491	15,928,503	309,194	2,284,197	1,243,336	82,050

					(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	FGOS	FGS	FHIS	FHISR	FIP	FIGBS	FMCS	FOS
Reinvested dividends	$3,805	135,545	790,029	240,892	574,270	864,773	182,773	133,042
Asset charges (note 3)	(2,572)	(49,071)	(18,212)	-	(63,678)	(52,620)	(38,008)	(16,553)

Net investment income (loss)	1,233	86,474	771,817	240,892	510,592	812,153	144,765	116,489

Realized gain (loss) on investments	101,349	2,414,973	654,390	70,255	1,675,919	(58,571)	5,633,438	2,535,002
Change in unrealized gain (loss) on investments	440,928	19,140,261	(664,211)	(47,337)	6,071,802	(1,879,303)	2,426,696	714,615

Net gain (loss) on investments	542,277	21,555,234	(9,821)	22,918	7,747,721	(1,937,874)	8,060,134	3,249,617

Reinvested capital gains	1,028	48,908	-	-	307,610	461,406	5,761,658	39,523

Net increase (decrease) in contract owners’ equity resulting from operations	$544,538	21,690,616	761,996	263,810	8,565,923	(664,315)	13,966,557	3,405,629

Investment Activity:	FOSR	FVSS	FF05S	FF15S	FF25S	FF40S	FTVIS2	FTVRDI
Reinvested dividends	$148,469	39,202	274	121,765	141,215	70,308	384,999	287,012
Asset charges (note 3)	-	(1,183)	(991)	(12,646)	(17,175)	(9,521)	-	-

Net investment income (loss)	148,469	38,019	(717)	109,119	124,040	60,787	384,999	287,012

Realized gain (loss) on investments	(225,079)	585,343	34,410	128,424	484,275	162,837	207,479	2,033,505
Change in unrealized gain (loss) on investments	3,129,620	600,051	(127)	436,814	621,525	665,299	201,966	2,000,430

Net gain (loss) on investments	2,904,541	1,185,394	34,283	565,238	1,105,800	828,136	409,445	4,033,935

Reinvested capital gains	43,740	-	95	85,327	115,352	47,611	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,096,750	1,223,413	33,661	759,684	1,345,192	936,534	794,444	4,320,947

					(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	FTVSVI	FTVSV2	FTVMD2	FTVDM3	TIF	TIF2	TIF3	FTVGI2
Reinvested dividends	$156,845	110,081	6,474	87,415	36,332	324,918	159,967	1,932,945
Asset charges (note 3)	-	(17,262)	(607)	-	-	(31,983)	-	(52,142)

Net investment income (loss)	156,845	92,819	5,867	87,415	36,332	292,935	159,967	1,880,803

Realized gain (loss) on investments	424,566	826,614	9,576	84,348	9,319	572,152	128,513	(48,562)
Change in unrealized gain (loss) on investments	2,515,040	1,556,526	12,935	(271,902)	252,465	2,097,163	1,089,829	(1,715,794)

Net gain (loss) on investments	2,939,606	2,383,140	22,511	(187,554)	261,784	2,669,315	1,218,342	(1,764,356)

Reinvested capital gains	173,687	142,063	26,905	-	-	-	-	499,060

Net increase (decrease) in contract owners’ equity resulting from operations	$3,270,138	2,618,022	55,283	(100,139)	298,116	2,962,250	1,378,309	615,507

Investment Activity:	FTVGI3	FTVFA2	GVMCE	GVGOPS	SBVSG	BNCAI	AMTB	AMGP
Reinvested dividends	$568,963	57,618	482,741	-	1,710	48,180	76,739	7,893
Asset charges (note 3)	-	-	(123,957)	(850)	(9,165)	(24,728)	-	(1,346)

Net investment income (loss)	568,963	57,618	358,784	(850)	(7,455)	23,452	76,739	6,547

Realized gain (loss) on investments	190,435	14,502	4,490,178	16,435	171,098	3,030,022	(2,344)	77,627
Change in unrealized gain (loss) on investments	(733,691)	(56,023)	5,335,962	43,842	906,060	(267,104)	(51,767)	165,557

Net gain (loss) on investments	(543,256)	(41,521)	9,826,140	60,277	1,077,158	2,762,918	(54,111)	243,184

Reinvested capital gains	148,341	84,028	4,657,900	38,983	390,777	888,074	-	50,106

Net increase (decrease) in contract owners’ equity resulting from operations	$174,048	100,125	14,842,824	98,410	1,460,480	3,674,444	22,628	299,837

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS
Year Ended December 31, 2013
Investment Activity:	AMCG	AMTP	AMRI	AMFAS	AMSRS	OVGR	OVGS3	OVGS
Reinvested dividends	$-	11,157	58,505	-	19,210	165,515	242,423	712,909
Asset charges (note 3)	(6,511)	(1,341)	(11,366)	(2,404)	-	(38,495)	-	(89,828)

Net investment income (loss)	(6,511)	9,816	47,139	(2,404)	19,210	127,020	242,423	623,081

Realized gain (loss) on investments	546,575	460,320	162,618	157,558	185,853	1,927,411	96,421	1,380,542
Change in unrealized gain (loss) on investments	292,896	(109,936)	1,259,192	642,040	658,644	2,378,329	3,957,292	10,477,399

Net gain (loss) on investments	839,471	350,384	1,421,810	799,598	844,497	4,305,740	4,053,713	11,857,941

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$832,960	360,200	1,468,949	797,194	863,707	4,432,760	4,296,136	12,481,022

Investment Activity:	OVIG	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVFBA	PMVLGA
Reinvested dividends	$-	312,892	55,301	3,001	181,697	1,271,115	54,383	24,694
Asset charges (note 3)	(138)	(9,879)	-	(12,583)	-	(52,840)	(1,159)	(2,412)

Net investment income (loss)	(138)	303,013	55,301	(9,582)	181,697	1,218,275	53,224	22,282

Realized gain (loss) on investments	3,455	799,595	961,743	1,142,692	(37,649)	214,098	(114,267)	(53,157)
Change in unrealized gain (loss) on investments	28,836	6,763,774	835,090	6,622,210	(69,435)	(1,479,642)	(150,954)	(171,211)

Net gain (loss) on investments	32,291	7,563,369	1,796,833	7,764,902	(107,084)	(1,265,544)	(265,221)	(224,368)

Reinvested capital gains	-	-	72,803	-	-	-	29,700	81,481

Net increase (decrease) in contract owners’ equity resulting from operations	$32,153	7,866,382	1,924,937	7,755,320	74,613	(47,269)	(182,297)	(120,605)

					(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	PMVLDA	PMVRRA	PMVTRA	PIVEMI	PIHYB1	PVGIB	PVTIGB	PVTSCB
Reinvested dividends	$791,730	1,781,137	9,511,835	15,773	376,540	16,492	14,504	32
Asset charges (note 3)	(107,545)	(225,959)	(754,846)	(1,974)	(13,891)	-	-	(9)

Net investment income (loss)	684,185	1,555,178	8,756,989	13,799	362,649	16,492	14,504	23

Realized gain (loss) on investments	343,633	1,152,924	1,512,291	(59,815)	34,094	143,773	57,724	569
Change in unrealized gain (loss) on investments	(1,169,651)	(14,342,737)	(23,579,056)	24,038	(9,948)	129,299	184,489	755

Net gain (loss) on investments	(826,018)	(13,189,813)	(22,066,765)	(35,777)	24,146	273,072	242,213	1,324

Reinvested capital gains	-	792,718	3,716,337	-	413,499	-	-	54

Net increase (decrease) in contract owners’ equity resulting from operations	$(141,833)	(10,841,917)	(9,593,439)	(21,978)	800,294	289,564	256,717	1,401

Investment Activity:	PVTVB	ACGI	ACEG	AVBVI	AVHY1	AVIE	AVMCCI	ROCMC
Reinvested dividends	$10,749	60,409	3,847	6,628	447,071	612,378	8,303	121,971
Asset charges (note 3)	-	(9,633)	-	(819)	(20,354)	(106,493)	(2,757)	(65,569)

Net investment income (loss)	10,749	50,776	3,847	5,809	426,717	505,885	5,546	56,402

Realized gain (loss) on investments	9,260	155,776	9,583	90,525	444,120	1,374,988	24,906	(454,604)
Change in unrealized gain (loss) on investments	504,027	913,481	292,019	66,097	(221,996)	6,629,746	170,187	4,935,996

Net gain (loss) on investments	513,287	1,069,257	301,602	156,622	222,124	8,004,734	195,093	4,481,392

Reinvested capital gains	-	35,714	-	-	-	-	83,817	639,204

Net increase (decrease) in contract owners’ equity resulting from operations	$524,036	1,155,747	305,449	162,431	648,841	8,510,619	284,456	5,176,998

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	ROCSC	RVARS	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1	TRPSB1
Reinvested dividends	$-	-	835,688	-	96,264	-	-	49,141
Asset charges (note 3)	(2,663)	-	(141,967)	(18,586)	(16,439)	(61,346)	(77,882)	(6,561)

Net investment income (loss)	(2,663)	-	693,721	(18,586)	79,825	(61,346)	(77,882)	42,580

Realized gain (loss) on investments	382,956	(10)	4,603,810	1,391,919	(27,862)	(91,832)	1,813,457	216,051
Change in unrealized gain (loss) on investments	(11,604)	654	10,566,494	4,201,937	84	6,022,061	4,278,696	60,941

Net gain (loss) on investments	371,352	644	15,170,304	5,593,856	(27,778)	5,930,229	6,092,153	276,992

Reinvested capital gains	-	-	-	813,844	-	2,435,549	6,309,586	228,295

Net increase (decrease) in contract owners’ equity resulting from operations	$368,689	644	15,864,025	6,389,114	52,047	8,304,432	12,323,857	547,867

Investment Activity:	TRBCGP	VWEM	VWHA	VVB	VVDV	VVI	VVMCI	VVREI
Reinvested dividends	$2,176	246,630	293,631	117,903	323,823	67,121	114,688	39,302
Asset charges (note 3)	(6,621)	(11,867)	(56,940)	(11,313)	(31,369)	(10,006)	(24,573)	(6,681)

Net investment income (loss)	(4,445)	234,763	236,691	106,590	292,454	57,115	90,115	32,621

Realized gain (loss) on investments	35,795	1,206,280	(2,083,713)	91,903	472,487	191,009	378,143	104,563
Change in unrealized gain (loss) on investments	1,153,496	147,621	5,261,913	659,146	3,069,193	776,481	2,698,889	(182,073)

Net gain (loss) on investments	1,189,291	1,353,901	3,178,200	751,049	3,541,680	967,490	3,077,032	(77,510)

Reinvested capital gains	-	-	839,369	102,897	-	-	358,399	47,008

Net increase (decrease) in contract owners’ equity resulting from operations	$1,184,846	1,588,664	4,254,260	960,536	3,834,134	1,024,605	3,525,546	2,119

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	VVSTC	VVSCG	VVHGB	WRASP	WRGP	WRHIP	WRMCG	WRRESP
Reinvested dividends	$93,742	-	199,414	199,241	10,275	915,090	-	36,818
Asset charges (note 3)	(9,371)	(3,417)	(16,348)	(7,717)	(4,815)	(36,846)	(1,452)	(3,111)

Net investment income (loss)	84,371	(3,417)	183,066	191,524	5,460	878,244	(1,452)	33,707

Realized gain (loss) on investments	9,592	8,811	(9,148)	942,727	121,094	232,555	42,020	368,285
Change in unrealized gain (loss) on investments	(93,450)	635,604	(466,959)	2,417,541	552,549	686,039	181,201	(478,952)

Net gain (loss) on investments	(83,858)	644,415	(476,107)	3,360,268	673,643	918,594	223,221	(110,667)

Reinvested capital gains	35,901	-	88,628	-	183,681	-	28,607	-

Net increase (decrease) in contract owners’ equity resulting from operations	$36,414	640,998	(204,413)	3,551,792	862,784	1,796,838	250,376	(76,960)

Investment Activity:	WRSTP	SVDF	SVOF	WFVSCG
Reinvested dividends	$-	857	18,347	-
Asset charges (note 3)	(14,987)	(15,368)	(20,159)	(11,343)

Net investment income (loss)	(14,987)	(14,511)	(1,812)	(11,343)

Realized gain (loss) on investments	459,432	925,691	582,387	921,804
Change in unrealized gain (loss) on investments	3,351,161	3,076,194	1,857,479	1,762,039

Net gain (loss) on investments	3,810,593	4,001,885	2,439,866	2,683,843

Reinvested capital gains	487,507	332,489	-	301,406

Net increase (decrease) in contract owners’ equity resulting from operations	$4,283,113	4,319,863	2,438,054	2,973,906

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		ALVDAA		ACVIP1		AMVAA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$61,115,655	59,955,257	596	-	1,204	-	41,128	44,693
Realized gain (loss) on investments	118,719,940	62,348,520	150	-	(623)	-	113,919	196,438
Change in unrealized gain (loss) on investments	449,973,712	255,631,786	7,617	5	(8,755)	-	512,408	48,537
Reinvested capital gains	62,745,732	79,135,294	581	-	109	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	692,555,039	457,070,857	8,944	5	(8,065)	-	667,455	289,668

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	259,006,635	227,395,906	5,298	-	21	-	699,553	220,394
Transfers between funds	-	-	166,287	84	414,959	-	223,354	1,404,524
Surrenders (note 6)	(255,195,018)	(263,186,354)	-	-	(2,059)	-	(317,090)	(405,503)
Death Benefits (note 4)	(17,857,720)	(14,188,056)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,810,948)	(2,325,835)	-	-	-	-	(3,877)	(649)
Deductions for surrender charges (note 2d)	(913,903)	(1,248,229)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(105,254,809)	(107,075,191)	(2,717)	(13)	(1,815)	-	(33,190)	(53,312)
Asset charges (note 3):
FPVUL & VEL contracts	(5,540,769)	(5,227,185)	(185)	-	-	-	(765)	(628)
MSP contracts	(288,779)	(280,486)	-	-	-	-	-	-
SL contracts or LSFP contracts	(704,778)	(693,218)	-	-	-	-	-	-
Adjustments to maintain reserves	151,627	81,747	(3)	(4)	2	-	(1)	(435)

Net equity transactions	(138,408,462)	(166,746,901)	168,680	67	411,108	-	567,984	1,164,391

Net change in contract owners’ equity	554,146,577	290,323,956	177,624	72	403,043	-	1,235,439	1,454,059
Contract owners’ equity beginning of period	4,083,042,311	3,792,718,355	72	-	-	-	2,771,221	1,317,162

Contract owners’ equity end of period	$4,637,188,888	4,083,042,311	177,696	72	403,043	-	4,006,660	2,771,221

CHANGES IN UNITS:
Beginning units	255,557,179	264,138,478	7	-	-	-	250,210	137,762
Units purchased	36,012,059	41,628,904	15,686	9	44,563	-	72,151	165,437
Units redeemed	(40,704,136)	(50,210,203)	(263)	(2)	(418)	-	(29,227)	(52,989)

Ending units	250,893,361	255,557,179	15,430	7	43,953	-	293,121	250,210

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMVBD2		AMVGS2		AMVGR2		AMVI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,265	5,623	16,904	17,651	152,004	101,229	34,060	24,167
Realized gain (loss) on investments	2,804	11,239	100,399	30,252	573,259	2,757	108,318	17,998
Change in unrealized gain (loss) on investments	(5,926)	400	383,222	226,845	4,654,794	2,564,170	398,267	140,006
Reinvested capital gains	785	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,072)	17,262	500,525	274,748	5,380,057	2,668,156	540,645	182,171

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,748	6,822	88,767	73,623	223,734	24,671	359,864	187,673
Transfers between funds	(155,633)	(364,043)	273,471	(6,238)	784,028	3,235,923	847,615	1,400,155
Surrenders (note 6)	-	(16,422)	(50,683)	(23,755)	(385,110)	(1,622,750)	(108,000)	-
Death Benefits (note 4)	(816)	-	(2,882)	(3,679)	(49,742)	(31,524)	(14,005)	(10,545)
Net policy repayments (loans) (note 5)	-	2,033	-	-	(11)	(33)	(21,638)	(382)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,374)	(20,576)	(32,797)	(33,880)	(220,368)	(182,717)	(42,340)	(19,608)
Asset charges (note 3):
FPVUL & VEL contracts	(236)	(574)	(334)	(586)	(4)	-	(138)	(114)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	7	39	7	10	43	120	7	22

Net equity transactions	(157,304)	(392,721)	275,549	5,495	352,570	1,423,690	1,021,365	1,557,201

Net change in contract owners’ equity	(158,376)	(375,459)	776,074	280,243	5,732,627	4,091,846	1,562,010	1,739,372
Contract owners’ equity beginning of period	232,400	607,859	1,663,017	1,382,774	17,928,302	13,836,456	1,937,447	198,075

Contract owners’ equity end of period	$74,024	232,400	2,439,091	1,663,017	23,660,929	17,928,302	3,499,457	1,937,447

CHANGES IN UNITS:
Beginning units	19,064	52,811	176,306	172,798	1,723,465	1,564,847	210,084	25,258
Units purchased	871	1,369	39,528	33,238	234,057	378,802	122,238	188,515
Units redeemed	(13,709)	(35,116)	(18,322)	(29,730)	(218,207)	(220,184)	(19,717)	(3,689)

Ending units	6,226	19,064	202,172	176,306	1,752,402	1,723,465	312,711	210,084

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MLVLC2		MLVGA2		CVSSE		DAVVL
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$19,835	27,065	106,699	139,257	(305)	(271)	19,178	42,498
Realized gain (loss) on investments	295,813	107,107	212,457	94,583	32,402	49,203	164,657	17,073
Change in unrealized gain (loss) on investments	438,986	125,294	663,957	599,858	20,898	(12,036)	393,976	81,193
Reinvested capital gains	-	-	375,334	28,359	16,693	8,138	179,246	167,142

Net increase (decrease) in contract owners’ equity resulting from operations	754,634	259,466	1,358,447	862,057	69,688	45,034	757,057	307,906

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	219,276	126,762	436,995	486,524	253	11,507	365,752	209,538
Transfers between funds	(490,876)	115,492	482,356	904,571	(19,199)	(116,774)	(1,076,318)	75,881
Surrenders (note 6)	(132,407)	(54,895)	(990,252)	(362,418)	(7,091)	(2,358)	(95,541)	(40,816)
Death Benefits (note 4)	-	-	(83,686)	(83,018)	-	-	(11,932)	-
Net policy repayments (loans) (note 5)	(4,475)	(29)	(14,078)	(57,931)	-	-	(22,034)	(14,400)
Deductions for surrender charges (note 2d)	-	-	(4,109)	(5,269)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,187)	(32,607)	(383,159)	(332,226)	(2,124)	(2,600)	(31,394)	(29,721)
Asset charges (note 3):
FPVUL & VEL contracts	(225)	(200)	(28,702)	(25,362)	-	-	(3,025)	(2,500)
MSP contracts	-	-	(853)	(942)	-	-	-	-
SL contracts or LSFP contracts	-	-	(5,248)	(5,360)	-	-	-	-
Adjustments to maintain reserves	(83)	413	(17)	2	(34)	17	13	11

Net equity transactions	(446,977)	154,936	(590,753)	518,571	(28,195)	(110,208)	(874,479)	197,993

Net change in contract owners’ equity	307,657	414,402	767,694	1,380,628	41,493	(65,174)	(117,422)	505,899
Contract owners’ equity beginning of period	2,428,694	2,014,292	9,664,120	8,283,492	246,571	311,745	2,782,221	2,276,322

Contract owners’ equity end of period	$2,736,351	2,428,694	10,431,814	9,664,120	288,064	246,571	2,664,799	2,782,221

CHANGES IN UNITS:
Beginning units	182,994	170,390	680,130	642,091	12,766	18,607	298,582	276,086
Units purchased	27,105	35,102	67,595	140,004	1,001	1,203	34,929	38,495
Units redeemed	(55,473)	(22,498)	(106,825)	(101,965)	(2,383)	(7,044)	(119,304)	(15,999)

Ending units	154,703	182,994	640,899	680,130	11,383	12,766	214,206	298,582

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DWVEMS		DWVSVS		DSIF		DSRG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4)	-	27,385	(724)	5,432,176	5,170,929	135,000	79,605
Realized gain (loss) on investments	257	-	416,972	5,345	805,544	(8,310,492)	546,427	386,520
Change in unrealized gain (loss) on investments	9,158	-	1,405,694	144,347	77,274,259	28,300,455	2,546,040	654,218
Reinvested capital gains	-	-	429,548	92,551	3,349,248	13,113,026	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,411	-	2,279,599	241,519	86,861,227	38,273,918	3,227,467	1,120,343

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	24,618	-	445,195	114,566	16,746,529	13,381,438	806,893	827,237
Transfers between funds	391,187	-	4,377,861	3,667,056	6,846,391	(4,233,138)	(149,495)	(107,210)
Surrenders (note 6)	(441)	-	(56,995)	(22,667)	(16,569,865)	(18,533,502)	(748,744)	(808,576)
Death Benefits (note 4)	-	-	(21,669)	(9,398)	(948,006)	(802,912)	(45,948)	(105,802)
Net policy repayments (loans) (note 5)	-	-	(657)	3,888	(723,713)	31,716	51,171	149,746
Deductions for surrender charges (note 2d)	-	-	-	-	(17,927)	(38,480)	(1)	(276)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,922)	-	(121,437)	(19,640)	(8,017,830)	(7,839,002)	(675,967)	(686,879)
Asset charges (note 3):
FPVUL & VEL contracts	(1)	-	(169)	(15)	(407,815)	(366,387)	(48,758)	(44,351)
MSP contracts	-	-	-	-	(12,864)	(11,816)	(1,370)	(1,218)
SL contracts or LSFP contracts	-	-	-	-	(59,267)	(57,004)	(1,818)	(1,810)
Adjustments to maintain reserves	9	-	16	21	4,911	2,202	2,629	852

Net equity transactions	411,450	-	4,622,145	3,733,811	(3,159,456)	(18,466,885)	(811,408)	(778,287)

Net change in contract owners’ equity	420,861	-	6,901,744	3,975,330	83,701,771	19,807,033	2,416,059	342,056
Contract owners’ equity beginning of period	-	-	3,994,444	19,114	275,529,192	255,722,159	9,812,092	9,470,036

Contract owners’ equity end of period	$420,861	-	10,896,188	3,994,444	359,230,963	275,529,192	12,228,151	9,812,092

CHANGES IN UNITS:
Beginning units	-	-	391,672	2,125	18,671,915	20,051,285	657,466	711,620
Units purchased	37,445	-	526,933	394,976	1,455,191	1,055,806	53,238	66,935
Units redeemed	(397)	-	(106,323)	(5,429)	(1,629,337)	(2,435,176)	(101,479)	(121,089)

Ending units	37,049	-	804,104	391,672	18,495,758	18,671,915	609,225	657,466

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ETVFR		GVGMNS		IVKMG1		OGGO
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$808,663	321,202	18	-	12,815	(1,723)	(5,261)	(6,245)
Realized gain (loss) on investments	62,177	3,941	110	-	96,972	(43,000)	481,260	464,262
Change in unrealized gain (loss) on investments	(201,264)	239,440	786	18	1,082,813	(53,230)	601,579	(9,604)
Reinvested capital gains	157,038	6	1,009	1	-	1,052	206,668	34,768

Net increase (decrease) in contract owners’ equity resulting from operations	826,614	564,589	1,923	19	1,192,600	(96,901)	1,284,246	483,181

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	308,320	(16)	1,273	30	183,463	121,711	34,007	17,560
Transfers between funds	9,253,803	14,865,860	39,524	887	(18,926)	3,707,100	(88,234)	(436,954)
Surrenders (note 6)	(16,689)	-	-	-	(188,114)	(263,224)	(273,605)	(25,226)
Death Benefits (note 4)	(988)	-	-	-	(30,411)	-	(22,439)	(5,288)
Net policy repayments (loans) (note 5)	(23,115)	(83)	(921)	17	(58,188)	(23,556)	-	11,261
Deductions for surrender charges (note 2d)	-	-	-	-	(1,200)	(2,384)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(202,510)	(63,013)	(914)	(8)	(108,869)	(79,041)	(43,534)	(44,241)
Asset charges (note 3):
FPVUL & VEL contracts	(99)	-	(80)	(1)	(8,960)	(5,671)	-	-
MSP contracts	-	-	-	-	(298)	(194)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,181)	(695)	-	-
Adjustments to maintain reserves	(37)	(77)	(3)	5	48	243	(109)	40

Net equity transactions	9,318,685	14,802,671	38,879	930	(232,636)	3,454,289	(393,914)	(482,848)

Net change in contract owners’ equity	10,145,299	15,367,260	40,802	949	959,964	3,357,388	890,332	333
Contract owners’ equity beginning of period	15,367,260	-	949	-	3,357,388	-	3,145,832	3,145,499

Contract owners’ equity end of period	$25,512,559	15,367,260	41,751	949	4,317,352	3,357,388	4,036,164	3,145,832

CHANGES IN UNITS:
Beginning units	1,438,087	-	92	-	341,791	-	139,414	161,522
Units purchased	886,216	1,444,098	3,645	93	36,853	420,975	7,972	939
Units redeemed	(21,742)	(6,011)	(172)	(1)	(57,592)	(79,184)	(22,346)	(23,047)

Ending units	2,302,534	1,438,087	3,565	92	321,052	341,791	125,039	139,414

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JPMMV1		JABS		JACAS		JAGTS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$30,609	552	314,159	331,967	217,830	206,101	(5,753)	(6,266)
Realized gain (loss) on investments	122,182	10,388	182,155	18,628	5,214,102	(425,310)	1,744,544	525,046
Change in unrealized gain (loss) on investments	859,020	37,721	1,810,550	206,583	6,203,993	9,731,923	2,212,702	1,221,256
Reinvested capital gains	42,386	-	766,071	923,173	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,054,197	48,661	3,072,935	1,480,351	11,635,925	9,512,714	3,951,493	1,740,036

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	394,715	5,219	4,022,552	3,194,045	3,053,217	2,433,578	863,085	415,466
Transfers between funds	3,206,837	1,715,673	301,587	(33,479)	(4,530,409)	(10,674,136)	(75,240)	1,906,310
Surrenders (note 6)	(15,162)	-	(676,165)	(437,386)	(3,312,953)	(2,123,881)	(1,641,583)	(1,042,171)
Death Benefits (note 4)	(279)	-	(365,340)	(27,197)	(135,465)	(162,218)	(41,887)	(18,867)
Net policy repayments (loans) (note 5)	(4,971)	-	(146,642)	40,019	(528,321)	(228,960)	132,405	(169,448)
Deductions for surrender charges (note 2d)	-	-	(170)	(325)	(5,651)	(8,241)	(3,440)	(4,046)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(54,729)	(5,433)	(386,524)	(368,822)	(1,371,183)	(1,514,739)	(526,335)	(509,096)
Asset charges (note 3):
FPVUL & VEL contracts	(305)	(8)	(13,481)	(11,669)	(96,547)	(94,461)	(38,559)	(33,002)
MSP contracts	-	-	(35)	(37)	(2,565)	(2,351)	(892)	(875)
SL contracts or LSFP contracts	-	-	(1,340)	(1,353)	(7,940)	(7,946)	(2,764)	(1,985)
Adjustments to maintain reserves	2	-	(106)	71	(2,202)	160	65	(30)

Net equity transactions	3,526,108	1,715,451	2,734,336	2,353,867	(6,940,019)	(12,383,195)	(1,335,145)	542,256

Net change in contract owners’ equity	4,580,305	1,764,112	5,807,271	3,834,218	4,695,906	(2,870,481)	2,616,348	2,282,292
Contract owners’ equity beginning of period	1,885,985	121,873	14,705,391	10,871,173	42,001,099	44,871,580	11,896,992	9,614,700

Contract owners’ equity end of period	$6,466,290	1,885,985	20,512,662	14,705,391	46,697,005	42,001,099	14,513,340	11,896,992

CHANGES IN UNITS:
Beginning units	99,517	7,723	703,225	587,594	3,302,617	4,379,176	1,913,179	1,847,506
Units purchased	162,364	92,092	216,043	235,446	172,583	227,377	201,694	1,577,050
Units redeemed	(3,370)	(298)	(97,540)	(119,815)	(676,434)	(1,303,936)	(390,912)	(1,511,377)

Ending units	258,597	99,517	821,725	703,225	2,806,731	3,302,617	1,724,013	1,913,179

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAIGS		JAMVS		LZREMS		LOVMCV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,180,277	237,954	14,987	11,850	292,977	303,937	3,068	5,564
Realized gain (loss) on investments	(66,965)	1,193,655	200,961	(8,679)	(465,062)	(253,246)	51,099	40,967
Change in unrealized gain (loss) on investments	4,098,191	(1,994,975)	193,295	70,792	(292,362)	3,528,565	273,931	77,680
Reinvested capital gains	-	5,115,505	32,727	105,466	142,641	252,336	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,211,503	4,552,139	441,970	179,429	(321,806)	3,831,592	328,098	124,211

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,861,885	2,151,306	188,148	146,142	1,427,478	971,528	55,364	18,226
Transfers between funds	(3,930,118)	2,194,348	(738,669)	265,832	1,418,887	1,677,404	51,854	68,007
Surrenders (note 6)	(4,027,551)	(3,186,752)	(61,098)	(5,311)	(778,427)	(346,007)	(69,739)	(8,950)
Death Benefits (note 4)	(123,020)	(64,263)	(6,193)	(461)	(91,665)	(69,582)	(537)	-
Net policy repayments (loans) (note 5)	(261,080)	(269,142)	(3,740)	(173)	(48,097)	9,996	(2,054)	(643)
Deductions for surrender charges (note 2d)	(19,960)	(9,368)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,200,397)	(1,268,978)	(39,279)	(37,779)	(267,251)	(207,733)	(13,322)	(13,771)
Asset charges (note 3):
FPVUL & VEL contracts	(91,958)	(78,780)	(185)	(145)	(2,134)	(1,375)	(31)	(28)
MSP contracts	(3,014)	(2,856)	-	-	-	-	-	-
SL contracts or LSFP contracts	(10,175)	(8,398)	-	-	-	-	-	-
Adjustments to maintain reserves	199	5,919	293	(277)	(376)	160	(63)	12

Net equity transactions	(7,805,189)	(536,964)	(660,723)	367,828	1,658,415	2,034,391	21,472	62,853

Net change in contract owners’ equity	(2,593,686)	4,015,175	(218,753)	547,257	1,336,609	5,865,983	349,570	187,064
Contract owners’ equity beginning of period	42,805,297	38,790,122	2,127,531	1,580,274	22,485,704	16,619,721	1,106,163	919,099

Contract owners’ equity end of period	$40,211,611	42,805,297	1,908,778	2,127,531	23,822,313	22,485,704	1,455,733	1,106,163

CHANGES IN UNITS:
Beginning units	2,835,962	2,931,730	189,721	155,792	1,981,197	1,783,698	83,197	78,912
Units purchased	135,954	2,089,328	42,067	58,822	321,811	262,841	7,769	16,368
Units redeemed	(641,843)	(2,185,096)	(96,435)	(24,893)	(170,098)	(65,342)	(6,771)	(12,083)

Ending units	2,331,866	2,835,962	135,589	189,721	2,130,245	1,981,197	84,220	83,197

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MIGIC		MNDIC		MNDSC		MVRISC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$22,963	14,769	-	-	(3,253)	(310)	60,968	55,584
Realized gain (loss) on investments	173,828	50,807	25,650	(122)	15,697	(191)	75,131	44,439
Change in unrealized gain (loss) on investments	632,754	285,536	137,455	2,638	420,231	17,905	545,587	347,214
Reinvested capital gains	114,868	153,989	4,994	728	14,331	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	944,413	505,101	168,099	3,244	447,006	17,404	681,686	447,237

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	171,860	207,020	43,092	298	121,765	-	243,208	72,572
Transfers between funds	127,854	9,991	609,436	85,431	938,884	654,561	90,946	2,278,447
Surrenders (note 6)	(379,936)	(313,658)	(64,897)	-	-	-	(82,739)	(1,734)
Death Benefits (note 4)	(22,724)	(5,047)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(93,056)	(67,920)	(20,205)	(7,321)	(5,591)	-	(5)	(27)
Deductions for surrender charges (note 2d)	(2,036)	(8,497)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(155,249)	(165,992)	(16,694)	(995)	(16,842)	(1,284)	(59,082)	(32,173)
Asset charges (note 3):
FPVUL & VEL contracts	(14,880)	(14,020)	(1,772)	(72)	(24)	-	(215)	(111)
MSP contracts	(66)	(145)	-	-	-	-	-	-
SL contracts or LSFP contracts	(799)	(640)	-	-	-	-	-	-
Adjustments to maintain reserves	(1)	189	2	(6)	11	2	8	137

Net equity transactions	(369,033)	(358,719)	548,962	77,335	1,038,203	653,279	192,121	2,317,111

Net change in contract owners’ equity	575,380	146,382	717,061	80,579	1,485,209	670,683	873,807	2,764,348
Contract owners’ equity beginning of period	3,183,370	3,036,988	80,579	-	670,683	-	3,617,731	853,383

Contract owners’ equity end of period	$3,758,750	3,183,370	797,640	80,579	2,155,892	670,683	4,491,538	3,617,731

CHANGES IN UNITS:
Beginning units	172,283	192,257	7,796	-	65,112	-	403,657	110,565
Units purchased	11,393	16,083	54,558	8,638	85,199	65,241	38,246	297,602
Units redeemed	(27,547)	(36,057)	(7,823)	(842)	(1,758)	(129)	(18,657)	(4,510)

Ending units	156,129	172,283	54,531	7,796	148,553	65,112	423,329	403,657

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MVFIC		MVFSC		MVIVSC		MSVFI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$117,226	140,781	203,886	271,876	577,847	491,176	68,349	110,066
Realized gain (loss) on investments	860,687	16,085	2,046,774	768,500	2,432,380	1,148,239	36,049	(52,242)
Change in unrealized gain (loss) on investments	1,914,460	1,003,415	5,368,825	1,963,294	8,859,175	3,607,201	(110,481)	160,775
Reinvested capital gains	30,323	65,262	79,614	171,373	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,922,696	1,225,543	7,699,099	3,175,043	11,869,402	5,246,616	(6,083)	218,599

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	536,026	842,540	2,616,004	1,283,084	1,735,546	647,969	86,985	113,505
Transfers between funds	(33,869)	46,607	(1,603,049)	869,555	3,587,206	13,701,915	(414,866)	(200,129)
Surrenders (note 6)	(596,523)	(729,374)	(87,363)	(1,568,404)	(429,745)	(2,811,338)	(173,381)	(134,883)
Death Benefits (note 4)	(17,287)	(120,797)	(197,599)	(10,708)	(160,695)	(35,941)	(4,550)	(6,184)
Net policy repayments (loans) (note 5)	(192,046)	31,743	(133,118)	(49,796)	(57,335)	(507)	(7,824)	(20,655)
Deductions for surrender charges (note 2d)	(9,946)	(2,820)	-	-	-	-	(1,575)	(2,254)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(313,173)	(333,138)	(385,026)	(310,085)	(561,692)	(433,463)	(82,350)	(113,837)
Asset charges (note 3):
FPVUL & VEL contracts	(24,736)	(23,501)	(5,081)	(2,883)	(2,566)	(1,721)	(7,273)	(8,724)
MSP contracts	(962)	(874)	-	-	-	-	(518)	(533)
SL contracts or LSFP contracts	(6,990)	(5,648)	-	-	-	-	(861)	(1,116)
Adjustments to maintain reserves	(19)	1	(884)	182	(3,621)	272	(10)	-

Net equity transactions	(659,525)	(295,261)	203,884	210,945	4,107,098	11,067,186	(606,223)	(374,810)

Net change in contract owners’ equity	2,263,171	930,282	7,902,983	3,385,988	15,976,500	16,313,802	(612,306)	(156,211)
Contract owners’ equity beginning of period	8,356,622	7,426,340	21,406,037	18,020,049	40,955,451	24,641,649	2,375,733	2,531,944

Contract owners’ equity end of period	$10,619,793	8,356,622	29,309,020	21,406,037	56,931,951	40,955,451	1,763,427	2,375,733

CHANGES IN UNITS:
Beginning units	394,370	407,456	2,084,955	2,030,171	2,528,785	1,760,148	159,977	186,591
Units purchased	38,962	46,403	236,524	332,527	351,001	991,113	8,066	9,184
Units redeemed	(64,512)	(59,489)	(211,816)	(277,743)	(101,720)	(222,476)	(48,919)	(35,798)

Ending units	368,819	394,370	2,108,924	2,084,955	2,760,169	2,528,785	119,123	159,977

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSEM		VKVGR2		MSVMG		MSVEG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,602,858	1,054,620	81,920	5,496	17,505	(27,293)	4,851	(3,441)
Realized gain (loss) on investments	191,427	474,725	285,009	20,627	(104,004)	854,664	143,734	(8,947)
Change in unrealized gain (loss) on investments	(6,111,832)	4,721,664	(316,598)	375,598	3,644,262	(1,344,140)	393,090	55,189
Reinvested capital gains	504,268	-	-	-	277,194	1,466,688	74,256	72,022

Net increase (decrease) in contract owners’ equity resulting from operations	(3,813,279)	6,251,009	50,331	401,721	3,834,957	949,919	615,931	114,823

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	393,550	324,380	626,074	247,522	267,180	350,951	15,365	34,448
Transfers between funds	2,066,712	800,882	4,575	696,230	(1,300,756)	(416,657)	(538,659)	681,259
Surrenders (note 6)	(837,617)	(625,731)	(33,772)	(10,159)	(322,176)	(762,554)	(18,430)	(7,525)
Death Benefits (note 4)	(171,685)	(169,601)	(811)	(1,811)	(26,108)	(2,653)	-	-
Net policy repayments (loans) (note 5)	(4,577)	6,763	(49,587)	(18,176)	(91,612)	7,830	(42)	11,367
Deductions for surrender charges (note 2d)	(328)	(1,394)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(521,816)	(551,629)	(53,953)	(37,467)	(148,031)	(164,164)	(48,002)	(43,186)
Asset charges (note 3):
FPVUL & VEL contracts	(18,576)	(20,148)	(468)	(508)	(791)	(691)	(45)	(146)
MSP contracts	(270)	(371)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,685)	(2,135)	-	-	-	-	-	-
Adjustments to maintain reserves	(53)	160	347	17	251	79	366	(202)

Net equity transactions	903,655	(238,824)	492,405	875,648	(1,622,043)	(987,859)	(589,447)	676,015

Net change in contract owners’ equity	(2,909,624)	6,012,185	542,736	1,277,369	2,212,914	(37,940)	26,484	790,838
Contract owners’ equity beginning of period	41,041,916	35,029,731	2,370,646	1,093,277	11,269,895	11,307,835	1,540,514	749,676

Contract owners’ equity end of period	$38,132,292	41,041,916	2,913,382	2,370,646	13,482,809	11,269,895	1,566,998	1,540,514

CHANGES IN UNITS:
Beginning units	977,094	980,681	242,254	144,741	900,392	978,986	135,128	74,986
Units purchased	79,587	45,412	143,854	106,255	39,289	158,777	21,587	70,902
Units redeemed	(70,629)	(48,999)	(95,071)	(8,742)	(154,721)	(237,371)	(63,826)	(10,760)

Ending units	985,279	977,094	290,891	242,254	785,039	900,392	93,010	135,128

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSVRE		NVAMV1		GVAAA2		GVABD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$205,184	156,675	688,922	318,235	89,468	75,662	29,269	44,860
Realized gain (loss) on investments	4,818,466	3,025,611	870,217	297,092	140,221	(41,946)	41,213	105,267
Change in unrealized gain (loss) on investments	(4,501,707)	417,183	7,819,670	2,526,918	1,191,311	773,860	(117,435)	(50,724)
Reinvested capital gains	-	-	722,334	1,313,345	1,663	-	487	-

Net increase (decrease) in contract owners’ equity resulting from operations	521,943	3,599,469	10,101,143	4,455,590	1,422,663	807,576	(46,466)	99,403

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	258,687	509,569	1,858,590	1,923,909	414,845	311,402	107,171	109,250
Transfers between funds	(6,012,360)	(2,817,002)	121,615	(1,228,431)	604,008	815,628	(126,329)	34,775
Surrenders (note 6)	(1,875,101)	(924,140)	(2,868,802)	(2,694,809)	(417,614)	(243,036)	(296,862)	(178,804)
Death Benefits (note 4)	(39,675)	(55,966)	(281,276)	(77,025)	(1,338)	(117,133)	(31,313)	(82,668)
Net policy repayments (loans) (note 5)	(1,696)	755	(86,845)	(21,514)	(148,657)	(6,911)	9,879	34,758
Deductions for surrender charges (note 2d)	-	-	(11,405)	(17,952)	(1,534)	(6,057)	(8,845)	(1,933)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(273,927)	(349,558)	(1,503,553)	(1,507,121)	(264,771)	(225,316)	(100,109)	(115,413)
Asset charges (note 3):
FPVUL & VEL contracts	(12)	(15)	(132,684)	(120,340)	(21,483)	(17,633)	(5,870)	(6,562)
MSP contracts	-	-	(5,582)	(4,733)	(5,012)	(4,372)	(810)	(844)
SL contracts or LSFP contracts	(1)	2	(15,900)	(14,324)	(7,402)	(6,504)	(1,648)	(1,973)
Adjustments to maintain reserves	(111)	228	(5)	2	16	(1)	4	(2)

Net equity transactions	(7,944,196)	(3,636,127)	(2,925,847)	(3,762,338)	151,058	500,067	(454,732)	(209,416)

Net change in contract owners’ equity	(7,422,253)	(36,658)	7,175,296	693,252	1,573,721	1,307,643	(501,198)	(110,013)
Contract owners’ equity beginning of period	24,416,983	24,453,641	32,582,111	31,888,859	6,062,552	4,754,909	2,038,705	2,148,718

Contract owners’ equity end of period	$16,994,730	24,416,983	39,757,407	32,582,111	7,636,273	6,062,552	1,537,507	2,038,705

CHANGES IN UNITS:
Beginning units	660,510	763,390	1,980,422	2,222,487	477,179	433,074	158,000	174,797
Units purchased	9,701	14,667	110,539	141,490	77,258	98,091	10,862	14,293
Units redeemed	(204,624)	(117,547)	(258,822)	(383,555)	(66,910)	(53,986)	(46,557)	(31,090)

Ending units	453,779	660,510	1,832,139	1,980,422	487,528	477,179	122,305	158,000

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$23,328	43,219	29,209	16,709	27,608	25,480	1,087,366	1,696,825
Realized gain (loss) on investments	228,218	234,101	708,414	(238,967)	239,093	160,270	430,636	781,252
Change in unrealized gain (loss) on investments	1,271,504	697,124	1,620,058	1,503,853	534,457	199,394	(296,561)	327,531
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,523,050	974,444	2,357,681	1,281,595	801,158	385,144	1,221,441	2,805,608

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	277,555	291,726	635,355	443,128	101,548	107,123	939,562	859,960
Transfers between funds	686,979	(10,134)	519,881	(747,563)	180,064	103,158	(5,171,244)	(208,711)
Surrenders (note 6)	(302,786)	(622,450)	(784,366)	(547,250)	(321,585)	(428,384)	(383,729)	(1,291,182)
Death Benefits (note 4)	(74,845)	(26,275)	(16,368)	(48,381)	(2,864)	-	(79,338)	(60,980)
Net policy repayments (loans) (note 5)	(107,746)	(40,803)	(2,205)	(203,447)	(4,823)	15,684	(21,470)	(53,088)
Deductions for surrender charges (note 2d)	(2,005)	(8,916)	(13,300)	(13,916)	(152)	(2,306)	(80)	(1,215)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(216,027)	(196,171)	(297,944)	(289,238)	(81,783)	(79,218)	(293,445)	(376,300)
Asset charges (note 3):
FPVUL & VEL contracts	(19,482)	(15,995)	(25,828)	(23,705)	(7,622)	(7,054)	(11,647)	(13,439)
MSP contracts	(1,185)	(1,121)	(1,730)	(1,560)	(1,148)	(929)	(1,037)	(1,026)
SL contracts or LSFP contracts	(2,789)	(2,763)	(5,876)	(5,303)	(1,449)	(1,086)	(1,063)	(1,164)
Adjustments to maintain reserves	(1)	4	-	(2)	2	(3)	70	(139)

Net equity transactions	237,668	(632,898)	7,619	(1,437,237)	(139,812)	(293,015)	(5,023,421)	(1,147,284)

Net change in contract owners’ equity	1,760,718	341,546	2,365,300	(155,642)	661,346	92,129	(3,801,980)	1,658,324
Contract owners’ equity beginning of period	4,978,082	4,636,536	7,800,019	7,955,661	2,521,961	2,429,832	21,088,404	19,430,080

Contract owners’ equity end of period	$6,738,800	4,978,082	10,165,319	7,800,019	3,183,307	2,521,961	17,286,424	21,088,404

CHANGES IN UNITS:
Beginning units	374,929	426,331	656,818	786,500	247,986	279,694	891,109	937,774
Units purchased	70,655	32,111	80,959	46,805	24,485	23,448	49,949	46,555
Units redeemed	(51,044)	(83,513)	(77,339)	(176,487)	(37,063)	(55,156)	(261,533)	(93,220)

Ending units	394,540	374,929	660,438	656,818	235,408	247,986	679,469	891,109

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	HIBF3		GEM		GEM3		GIG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$695,602	871,040	90,318	38,325	103,268	45,610	51,635	79,202
Realized gain (loss) on investments	113,059	204,580	160,811	417,514	644,378	(1,488,062)	281,671	(274,050)
Change in unrealized gain (loss) on investments	(90,685)	337,747	(213,482)	1,303,179	(753,364)	3,137,226	1,584,521	1,624,478
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	717,976	1,413,367	37,647	1,759,018	(5,718)	1,694,774	1,917,827	1,429,630

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	541,309	716,546	154,338	271,988	610,799	718,663	628,083	572,115
Transfers between funds	(379,053)	(838,218)	(1,177,553)	(70,424)	(255,428)	(1,462,692)	1,083,332	75,310
Surrenders (note 6)	(568,838)	(682,861)	(1,256,208)	(568,795)	(584,469)	(3,205,239)	(795,340)	(582,161)
Death Benefits (note 4)	(69,642)	(202,738)	(5,460)	(20,186)	(8,931)	(28,003)	(29,951)	(17,318)
Net policy repayments (loans) (note 5)	(17,264)	32,202	(15,072)	32,265	32,935	(45,796)	(33,963)	(76,703)
Deductions for surrender charges (note 2d)	(7,206)	(12,482)	(537)	(193)	(10,334)	(15,562)	(64)	(224)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(438,307)	(486,915)	(189,435)	(276,949)	(370,262)	(464,853)	(277,201)	(258,745)
Asset charges (note 3):
FPVUL & VEL contracts	(32,936)	(35,208)	(5,987)	(7,027)	(27,706)	(33,493)	(18,319)	(16,876)
MSP contracts	(468)	(407)	(198)	(319)	(6,527)	(6,602)	(440)	(493)
SL contracts or LSFP contracts	(6,451)	(6,461)	(321)	(343)	(4,480)	(6,152)	(1,848)	(1,842)
Adjustments to maintain reserves	(17)	16	275	(132)	(2)	(37)	1,551	118

Net equity transactions	(978,873)	(1,516,526)	(2,496,158)	(640,115)	(624,405)	(4,549,766)	555,840	(306,819)

Net change in contract owners’ equity	(260,897)	(103,159)	(2,458,511)	1,118,903	(630,123)	(2,854,992)	2,473,667	1,122,811
Contract owners’ equity beginning of period	10,977,189	11,080,348	11,673,052	10,554,149	9,454,339	12,309,331	10,581,543	9,458,732

Contract owners’ equity end of period	$10,716,292	10,977,189	9,214,541	11,673,052	8,824,216	9,454,339	13,055,210	10,581,543

CHANGES IN UNITS:
Beginning units	644,890	746,693	443,026	468,043	488,948	746,323	758,056	782,269
Units purchased	69,446	118,216	8,748	47,794	34,579	46,497	145,131	108,029
Units redeemed	(125,614)	(220,019)	(103,903)	(72,811)	(70,572)	(303,872)	(106,140)	(132,242)

Ending units	588,722	644,890	347,886	443,026	452,954	488,948	796,673	758,056

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GIG3		NVIE6		NVNMO1		NVNSR1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$19,593	29,898	1,343	1,461	158,847	184,009	6,940	3,437
Realized gain (loss) on investments	247,716	203,195	3,850	21,853	546,139	121,570	24,773	(19,163)
Change in unrealized gain (loss) on investments	353,652	297,562	36,191	18,427	4,123,577	765,221	177,700	66,874
Reinvested capital gains	-	-	-	-	643,980	906,240	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	620,961	530,655	41,384	41,741	5,472,543	1,977,040	209,413	51,148

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	178,901	186,510	-	-	695,127	749,709	23,579	5,890
Transfers between funds	356,784	(282,178)	(92)	(129,798)	10,519	(488,529)	551,722	(253,372)
Surrenders (note 6)	(300,797)	(435,215)	(8,064)	(2,416)	(1,196,378)	(931,607)	(12,802)	(46,638)
Death Benefits (note 4)	(32,989)	(1,994)	-	-	(74,247)	(66,858)	(76,445)	(24,169)
Net policy repayments (loans) (note 5)	2,021	(35,703)	(358)	(9,001)	26,189	127,627	(2,905)	(55)
Deductions for surrender charges (note 2d)	(2,108)	(1,014)	(827)	(271)	(731)	(1,207)	(162)	(185)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(120,620)	(151,983)	(6,415)	(7,165)	(656,579)	(641,383)	(26,075)	(18,016)
Asset charges (note 3):
FPVUL & VEL contracts	(11,529)	(11,441)	(494)	(491)	(54,895)	(46,875)	(1,627)	(600)
MSP contracts	(863)	(783)	-	-	(1,665)	(1,446)	(15)	-
SL contracts or LSFP contracts	(1,315)	(1,307)	(810)	(830)	(3,965)	(3,181)	(527)	(517)
Adjustments to maintain reserves	1	(7)	(2)	(1)	4	(7)	4	(1)

Net equity transactions	67,486	(735,115)	(17,062)	(149,973)	(1,256,621)	(1,303,757)	454,747	(337,663)

Net change in contract owners’ equity	688,447	(204,460)	24,322	(108,232)	4,215,922	673,283	664,160	(286,515)
Contract owners’ equity beginning of period	3,595,143	3,799,603	246,109	354,341	13,007,385	12,334,102	291,127	577,642

Contract owners’ equity end of period	$4,283,590	3,595,143	270,431	246,109	17,223,307	13,007,385	955,287	291,127

CHANGES IN UNITS:
Beginning units	425,415	519,645	29,454	48,864	1,373,296	1,522,830	26,852	59,405
Units purchased	60,158	26,375	-	-	91,365	100,661	48,483	564
Units redeemed	(55,332)	(120,605)	(1,924)	(19,410)	(200,285)	(250,195)	(11,839)	(33,117)

Ending units	430,241	425,415	27,530	29,454	1,264,376	1,373,296	63,496	26,852

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

		NVCRA1		NVCRB1		NVCCA1		NVCCN1
		2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$	39,606	21,704	2,542,198	2,077,392	101,789	61,958	88,190	78,878
Realized gain (loss) on investments		164,487	8,847	358,570	139,460	177,855	45,419	97,461	68,960
Change in unrealized gain (loss) on investments		444,154	186,533	14,936,440	10,670,271	687,143	350,506	(24,553)	60,798
Reinvested capital gains		68,963	78,619	3,319,805	1,732,498	167,023	58,676	66,634	57,577

Net increase (decrease) in contract owners’ equity resulting from operations		717,210	295,703	21,157,013	14,619,621	1,133,810	516,559	227,732	266,213

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		1,005,777	633,868	1,766,110	1,673,681	1,726,498	1,209,973	1,381,905	1,117,649
Transfers between funds		127,992	(15,958)	(186,541)	(590,257)	186,673	53,629	(832,082)	883,869
Surrenders (note 6)		(204,340)	(83,909)	(71,606)	(128,811)	(319,670)	(144,168)	(456,239)	(204,917)
Death Benefits (note 4)		(2,237)	(6,682)	(780,808)	(194,478)	-	(193)	-	(168)
Net policy repayments (loans) (note 5)		(167,656)	(124,444)	(203,236)	(184,058)	(238,293)	(232,250)	(108,437)	(69,446)
Deductions for surrender charges (note 2d)		(7,216)	(247)	(3,500)	(5)	-	(1,829)	(1,395)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(139,555)	(98,784)	(1,507,287)	(1,413,729)	(257,748)	(195,567)	(201,041)	(184,438)
Asset charges (note 3):
FPVUL & VEL contracts		(8,922)	(6,346)	(11,569)	(9,390)	(18,876)	(12,502)	(12,095)	(11,420)
MSP contracts		(216)	(191)	(559)	(753)	(405)	(354)	(374)	(479)
SL contracts or LSFP contracts		(36)	(27)	(834)	(778)	(1,469)	(1,360)	(150)	(248)
Adjustments to maintain reserves		278	(294)	84	433	(11)	(1)	1,545	(1,542)

Net equity transactions		603,869	296,986	(999,746)	(848,145)	1,076,699	675,378	(228,363)	1,528,860

Net change in contract owners’ equity		1,321,079	592,689	20,157,267	13,771,476	2,210,509	1,191,937	(631)	1,795,073
Contract owners’ equity beginning of period		2,220,609	1,627,920	145,467,469	131,695,993	4,657,198	3,465,261	4,545,438	2,750,365

Contract owners’ equity end of period	$	3,541,688	2,220,609	165,624,736	145,467,469	6,867,707	4,657,198	4,544,807	4,545,438

CHANGES IN UNITS:
Beginning units		213,377	181,772	10,264,208	10,312,801	417,509	353,322	376,288	244,943
Units purchased		102,592	89,029	158,882	157,651	181,666	138,297	127,316	173,922
Units redeemed		(54,022)	(57,424)	(213,950)	(206,244)	(93,241)	(74,110)	(146,254)	(42,577)

Ending units		261,976	213,377	10,209,139	10,264,208	505,936	417,509	357,466	376,288

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCMD1		NVCMA1		NVCMC1		NVCBD1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$100,085	82,677	98,377	64,190	51,099	32,286	22,467	28,512
Realized gain (loss) on investments	227,565	187,773	178,502	160,406	39,288	44,254	5,777	31,232
Change in unrealized gain (loss) on investments	517,067	263,737	748,466	323,576	122,255	46,209	(58,915)	6,486
Reinvested capital gains	144,168	91,788	264,738	126,838	53,849	32,698	9,684	5,677

Net increase (decrease) in contract owners’ equity resulting from operations	988,885	625,975	1,290,083	675,010	266,491	155,447	(20,987)	71,907

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,155,454	308,528	461,072	379,312	730,443	571,494	70,236	52,913
Transfers between funds	(650,972)	(203,267)	956,270	(47,771)	447,119	437,370	83,491	27,162
Surrenders (note 6)	(273,923)	(185,349)	(281,385)	(417,941)	(4,352)	(18,867)	(205,521)	(134,234)
Death Benefits (note 4)	(202,323)	(58,761)	-	(3,272)	-	(148,972)	(1,422)	-
Net policy repayments (loans) (note 5)	(24,419)	(35,785)	(94,241)	(97,461)	(191,889)	(99,884)	2,664	(9,622)
Deductions for surrender charges (note 2d)	(4,282)	(1,289)	(3,853)	(4,663)	-	-	(21)	(1,439)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(291,634)	(268,441)	(170,873)	(166,013)	(130,190)	(102,249)	(29,323)	(33,770)
Asset charges (note 3):
FPVUL & VEL contracts	(14,428)	(15,434)	(17,016)	(15,079)	(5,401)	(3,740)	(2,533)	(2,796)
MSP contracts	(1,033)	(923)	(3,577)	(3,040)	(1,371)	(2,114)	(96)	(103)
SL contracts or LSFP contracts	(5,197)	(4,953)	(4,954)	(4,686)	(153)	(145)	(1,257)	(1,078)
Adjustments to maintain reserves	2	(4)	1,757	(1,746)	1	(2)	5	(3)

Net equity transactions	(312,755)	(465,678)	843,200	(382,360)	844,207	632,891	(83,777)	(102,970)

Net change in contract owners’ equity	676,130	160,297	2,133,283	292,650	1,110,698	788,338	(104,764)	(31,063)
Contract owners’ equity beginning of period	5,580,088	5,419,791	5,157,615	4,864,965	2,023,329	1,234,991	964,375	995,438

Contract owners’ equity end of period	$6,256,218	5,580,088	7,290,898	5,157,615	3,134,027	2,023,329	859,611	964,375

CHANGES IN UNITS:
Beginning units	489,603	534,737	475,266	514,059	168,356	114,875	72,492	80,629
Units purchased	102,357	41,918	111,241	41,616	91,865	87,328	21,107	14,746
Units redeemed	(126,728)	(87,052)	(46,941)	(80,409)	(26,051)	(33,847)	(27,723)	(22,883)

Ending units	465,232	489,603	539,732	475,266	234,164	168,356	65,876	72,492

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVLCP1		TRF		GBF		CAF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$17,472	29,072	1,121,956	1,063,425	1,660,047	2,781,071	99,824	76,038
Realized gain (loss) on investments	(9,191)	30,973	1,293,468	(2,231,546)	(3,640,129)	535,686	1,264,030	578,688
Change in unrealized gain (loss) on investments	(33,703)	(16,928)	20,954,580	11,979,240	(4,578,319)	(3,875,782)	2,580,640	1,108,487
Reinvested capital gains	13,015	23,769	-	-	1,123,667	4,319,147	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,407)	66,886	23,370,004	10,811,119	(5,434,734)	3,760,122	3,944,494	1,763,213

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	21,097	21,778	2,603,804	2,786,942	2,561,943	3,292,936	1,533,346	1,168,928
Transfers between funds	(150,251)	824,814	(2,577,662)	(10,677,049)	(28,691,799)	17,257,166	(379,876)	322,777
Surrenders (note 6)	(17,992)	(31,603)	(2,643,725)	(1,812,568)	(8,855,432)	(5,432,228)	(1,476,795)	(987,798)
Death Benefits (note 4)	(81,862)	(47,914)	(471,852)	(605,376)	(434,973)	(294,177)	(44,077)	(94,082)
Net policy repayments (loans) (note 5)	257	19,722	(196,741)	(200,903)	(90,191)	172,894	35,076	71,000
Deductions for surrender charges (note 2d)	-	-	(5,430)	(7,156)	(3,882)	(6,681)	(3)	(704)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,808)	(67,375)	(2,648,408)	(2,635,150)	(3,554,515)	(3,773,197)	(915,262)	(954,534)
Asset charges (note 3):
FPVUL & VEL contracts	(1,145)	(1,771)	(152,604)	(137,393)	(92,631)	(104,402)	(63,493)	(60,128)
MSP contracts	-	-	(8,241)	(7,537)	(8,270)	(8,798)	(1,600)	(1,485)
SL contracts or LSFP contracts	(1,004)	(1,040)	(6,978)	(6,426)	(22,187)	(27,223)	(3,082)	(2,464)
Adjustments to maintain reserves	2	(2)	(1,013)	1,369	(1,008)	623	(267)	54

Net equity transactions	(286,706)	716,609	(6,108,850)	(13,301,247)	(39,192,945)	11,076,913	(1,316,033)	(538,436)

Net change in contract owners’ equity	(299,113)	783,495	17,261,154	(2,490,128)	(44,627,679)	14,837,035	2,628,461	1,224,777
Contract owners’ equity beginning of period	1,263,519	480,024	79,096,053	81,586,181	132,739,247	117,902,212	13,959,713	12,734,936

Contract owners’ equity end of period	$964,406	1,263,519	96,357,207	79,096,053	88,111,568	132,739,247	16,588,174	13,959,713

CHANGES IN UNITS:
Beginning units	88,003	35,901	5,630,708	6,666,988	6,848,651	6,292,641	1,304,902	1,360,798
Units purchased	17,407	68,864	202,698	204,142	199,038	1,165,075	111,493	171,722
Units redeemed	(37,028)	(16,762)	(597,985)	(1,240,422)	(2,368,272)	(609,065)	(223,145)	(227,618)

Ending units	68,382	88,003	5,235,424	5,630,708	4,678,416	6,848,651	1,193,249	1,304,902

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIX2		GVIX6		GVIDA		NVDBL2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$231,789	162,066	42,414	23,933	401,939	319,201	27,963	23,788
Realized gain (loss) on investments	240,819	(75,071)	18,449	(6,975)	633,966	(730,441)	13,868	4,955
Change in unrealized gain (loss) on investments	1,128,503	1,084,277	208,279	139,722	4,829,540	3,872,789	143,916	28,356
Reinvested capital gains	-	-	-	-	-	-	14,880	15,045

Net increase (decrease) in contract owners’ equity resulting from operations	1,601,111	1,171,272	269,142	156,680	5,865,445	3,461,549	200,627	72,144

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,429,729	651,738	119,659	94,849	1,495,119	1,678,655	26,710	18,982
Transfers between funds	122,388	(1,086,317)	400,365	96,243	752,184	(2,418,771)	255,815	1,264,264
Surrenders (note 6)	(94,573)	(19,053)	(33,035)	(87,677)	(1,158,270)	(3,269,805)	(99,751)	(51,095)
Death Benefits (note 4)	(182,252)	(3,538)	-	(7,045)	(50,736)	(12,571)	-	-
Net policy repayments (loans) (note 5)	(201,704)	(130,524)	8,956	(6,503)	(135,321)	(236,967)	(12,694)	(4,916)
Deductions for surrender charges (note 2d)	-	-	(4,140)	(4,278)	(26,020)	(58,545)	(540)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(156,104)	(121,970)	(28,227)	(23,980)	(871,113)	(958,129)	(47,968)	(35,963)
Asset charges (note 3):
FPVUL & VEL contracts	(4,547)	(2,621)	(1,922)	(1,430)	(70,804)	(68,990)	(3,213)	(2,538)
MSP contracts	-	-	(57)	(49)	(5,222)	(5,060)	-	(12)
SL contracts or LSFP contracts	-	-	(1,741)	(1,343)	(6,214)	(5,133)	(1,178)	(640)
Adjustments to maintain reserves	3	78	1	(5)	(15)	132	7	4

Net equity transactions	912,940	(712,207)	459,859	58,782	(76,412)	(5,355,184)	117,188	1,188,086

Net change in contract owners’ equity	2,514,051	459,065	729,001	215,462	5,789,033	(1,893,635)	317,815	1,260,230
Contract owners’ equity beginning of period	7,665,578	7,206,513	993,072	777,610	21,905,937	23,799,572	1,426,210	165,980

Contract owners’ equity end of period	$10,179,629	7,665,578	1,722,073	993,072	27,694,970	21,905,937	1,744,025	1,426,210

CHANGES IN UNITS:
Beginning units	941,904	1,046,431	101,703	94,205	1,281,727	1,613,233	101,106	12,871
Units purchased	321,148	118,454	49,650	22,812	140,292	109,323	19,068	94,018
Units redeemed	(231,579)	(222,981)	(5,925)	(15,314)	(147,843)	(440,829)	(11,171)	(5,783)

Ending units	1,031,670	941,904	145,428	101,703	1,274,214	1,281,727	109,004	101,106

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVDCA2		GVIDC		GVIDM		GVDMA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4,866	5,903	182,824	192,970	1,145,964	1,122,517	1,245,120	1,160,635
Realized gain (loss) on investments	35,472	4,896	214,540	328,956	1,626,580	(1,819,431)	(1,112,567)	(1,452,859)
Change in unrealized gain (loss) on investments	14,125	22,513	(33,718)	(85,405)	8,319,900	8,118,855	15,501,270	9,550,803
Reinvested capital gains	3,469	3,931	174,807	157,485	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	57,932	37,243	538,453	594,006	11,092,444	7,421,941	15,633,823	9,258,579

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	24,605	44,573	514,139	497,748	3,116,137	3,874,511	4,745,558	6,187,077
Transfers between funds	38,029	7,570	(496,136)	449,736	(894,387)	(5,884,225)	(2,906,650)	(2,080,904)
Surrenders (note 6)	(138,407)	(5,518)	(419,095)	(974,344)	(6,180,059)	(4,650,215)	(7,129,300)	(6,057,436)
Death Benefits (note 4)	-	-	(5,773)	(277,261)	(493,452)	(607,056)	(339,145)	(134,786)
Net policy repayments (loans) (note 5)	(14,676)	969	(353,748)	(51,678)	(228,696)	(579,253)	(105,824)	(564,659)
Deductions for surrender charges (note 2d)	-	-	(2,413)	(1,960)	(94,666)	(52,558)	(245,958)	(123,456)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,203)	(15,405)	(473,634)	(478,934)	(2,951,711)	(3,009,000)	(2,997,087)	(3,131,192)
Asset charges (note 3):
FPVUL & VEL contracts	(1,258)	(1,003)	(23,606)	(26,033)	(192,052)	(187,109)	(250,034)	(236,596)
MSP contracts	(5)	-	(6,959)	(7,922)	(35,457)	(34,462)	(20,020)	(18,165)
SL contracts or LSFP contracts	(284)	(437)	(3,139)	(2,271)	(28,833)	(30,144)	(39,130)	(36,080)
Adjustments to maintain reserves	8	-	(23)	34	991	(451)	17,128	(17,166)

Net equity transactions	(107,191)	30,749	(1,270,387)	(872,885)	(7,982,185)	(11,159,962)	(9,270,462)	(6,213,363)

Net change in contract owners’ equity	(49,259)	67,992	(731,934)	(278,879)	3,110,259	(3,738,021)	6,363,361	3,045,216
Contract owners’ equity beginning of period	350,481	282,489	11,569,034	11,847,913	69,592,617	73,330,638	73,291,785	70,246,569

Contract owners’ equity end of period	$301,222	350,481	10,837,100	11,569,034	72,702,876	69,592,617	79,655,146	73,291,785

CHANGES IN UNITS:
Beginning units	23,052	20,856	755,925	813,221	4,170,660	4,870,058	4,264,890	4,650,706
Units purchased	3,263	4,025	68,663	98,961	243,736	257,495	283,498	414,673
Units redeemed	(9,736)	(1,829)	(150,243)	(156,257)	(679,783)	(956,893)	(762,532)	(800,489)

Ending units	16,580	23,052	675,196	755,925	3,736,779	4,170,660	3,786,951	4,264,890

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMC		MCIF		SAM		SAM5
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$277,830	285,370	686,461	543,093	(16,584)	(17,194)	(416,398)	(444,932)
Realized gain (loss) on investments	465,216	(93,047)	4,480,349	594,311	-	13,908	-	-
Change in unrealized gain (loss) on investments	741,655	990,611	12,015,204	3,940,213	-	-	-	-
Reinvested capital gains	212,768	66,877	1,750,862	3,855,772	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,697,469	1,249,811	18,932,876	8,933,389	(16,584)	(3,286)	(416,398)	(444,932)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	707,921	884,447	4,617,472	3,317,787	6,199,387	8,357,674	66,892,433	58,138,519
Transfers between funds	(593,263)	423,024	821,344	(1,994,548)	1,763,671	21,028,982	(33,242,340)	(27,515,392)
Surrenders (note 6)	(867,205)	(450,141)	(3,380,664)	(5,885,452)	(22,796,946)	(29,267,209)	(19,274,258)	(30,293,786)
Death Benefits (note 4)	(398,649)	(247,132)	(215,376)	(148,586)	(1,143,052)	(304,978)	(493,091)	(352,092)
Net policy repayments (loans) (note 5)	(44,292)	(179,009)	(503,368)	(360,174)	20,537	1,136,142	(978,785)	(3,748,055)
Deductions for surrender charges (note 2d)	(3,091)	(8,690)	(17,291)	(52,113)	(33,720)	(212,087)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(664,657)	(692,215)	(1,592,655)	(1,536,594)	(5,085,545)	(5,660,248)	(5,156,502)	(5,270,802)
Asset charges (note 3):
FPVUL & VEL contracts	(40,288)	(40,598)	(100,437)	(88,620)	(262,143)	(294,975)	(38,115)	(24,461)
MSP contracts	(18,083)	(18,141)	(1,680)	(1,527)	(15,776)	(18,023)	-	-
SL contracts or LSFP contracts	(6,475)	(7,466)	(10,937)	(11,276)	(45,034)	(46,025)	-	-
Adjustments to maintain reserves	(31)	25	1,189	209	(27,392)	790	3,772	5,286

Net equity transactions	(1,928,113)	(335,896)	(382,403)	(6,760,894)	(21,426,013)	(5,279,957)	7,713,114	(9,060,783)

Net change in contract owners’ equity	(230,644)	913,915	18,550,473	2,172,495	(21,442,597)	(5,283,243)	7,296,716	(9,505,715)
Contract owners’ equity beginning of period	17,039,395	16,125,480	57,446,510	55,274,015	85,967,265	91,250,508	212,099,838	221,605,553

Contract owners’ equity end of period	$16,808,751	17,039,395	75,996,983	57,446,510	64,524,668	85,967,265	219,396,554	212,099,838

CHANGES IN UNITS:
Beginning units	1,041,782	1,064,595	2,141,754	2,382,523	6,108,577	6,478,873	18,461,412	19,264,884
Units purchased	56,292	112,476	194,685	142,546	639,431	1,749,559	7,309,144	5,253,901
Units redeemed	(168,110)	(135,289)	(201,919)	(383,315)	(2,140,540)	(2,119,855)	(6,682,381)	(6,057,373)

Ending units	929,870	1,041,782	2,137,602	2,141,754	4,607,576	6,108,577	19,129,974	18,461,412

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMIG3		GVDIVI		GVDIV3		NVMLG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$203,534	91,269	15,813	2,556	118,054	18,409	79,620	48,816
Realized gain (loss) on investments	547,969	405,624	(60,189)	(38,887)	(419,461)	(700,455)	554,294	398,612
Change in unrealized gain (loss) on investments	2,417,328	1,782,193	177,970	139,565	1,316,337	1,436,460	1,880,881	1,008,694
Reinvested capital gains	-	-	-	-	-	-	753,542	271,688

Net increase (decrease) in contract owners’ equity resulting from operations	3,168,831	2,279,086	133,594	103,234	1,014,930	754,414	3,268,337	1,727,810

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	822,569	983,049	26	(1)	309,924	296,780	572,428	670,952
Transfers between funds	(154,969)	(442,576)	(53,777)	(3,267)	(101,592)	(81,405)	(592,546)	(1,782,727)
Surrenders (note 6)	(1,374,241)	(1,077,913)	(45,206)	(21,808)	(291,643)	(359,091)	(1,239,143)	(649,895)
Death Benefits (note 4)	(51,952)	(294,314)	-	(950)	(18,008)	(4,266)	(45,300)	(52,551)
Net policy repayments (loans) (note 5)	47,494	(5,907)	(8,429)	(3,325)	(9,875)	(14,679)	(187,907)	(5,580)
Deductions for surrender charges (note 2d)	(4,248)	(3,602)	(60)	(485)	(4,489)	(6,888)	(6,782)	(8,514)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(758,820)	(802,691)	(24,430)	(25,015)	(187,173)	(190,294)	(448,423)	(515,041)
Asset charges (note 3):
FPVUL & VEL contracts	(58,948)	(58,440)	(2,140)	(2,079)	(17,743)	(16,761)	(37,732)	(36,205)
MSP contracts	(2,322)	(2,093)	(70)	(107)	(196)	(184)	(1,162)	(1,041)
SL contracts or LSFP contracts	(5,207)	(5,058)	(187)	(182)	(2,680)	(2,318)	(4,563)	(4,443)
Adjustments to maintain reserves	(8)	6	5	(14)	17	6	2,775	11

Net equity transactions	(1,540,652)	(1,709,539)	(134,268)	(57,233)	(323,458)	(379,100)	(1,988,355)	(2,385,034)

Net change in contract owners’ equity	1,628,179	569,547	(674)	46,001	691,472	375,314	1,279,982	(657,224)
Contract owners’ equity beginning of period	15,783,512	15,213,965	682,396	636,395	4,897,270	4,521,956	10,586,485	11,243,709

Contract owners’ equity end of period	$17,411,691	15,783,512	681,722	682,396	5,588,742	4,897,270	11,866,467	10,586,485

CHANGES IN UNITS:
Beginning units	1,574,138	1,756,758	39,531	43,242	465,460	503,863	983,243	1,215,465
Units purchased	93,743	117,337	1	-	34,634	36,326	54,128	71,271
Units redeemed	(236,775)	(299,957)	(7,003)	(3,711)	(62,626)	(74,729)	(219,672)	(303,493)

Ending units	1,431,105	1,574,138	32,529	39,531	437,468	465,460	817,723	983,243

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMLV1		NVMMG1		NVMMV1		NVMMV2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$93,451	87,377	(34)	(223)	1,274	759	141,864	113,964
Realized gain (loss) on investments	315,314	872	1,651,004	2,059,130	6,242	1,533	432,989	237,316
Change in unrealized gain (loss) on investments	1,393,294	1,005,770	6,529,519	(479,350)	12,701	1,733	2,452,056	199,907
Reinvested capital gains	342,142	-	2,348,925	2,673,054	2,652	6,180	555,966	978,126

Net increase (decrease) in contract owners’ equity resulting from operations	2,144,201	1,094,019	10,529,414	4,252,611	22,869	10,205	3,582,875	1,529,313

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	349,877	390,385	1,668,866	1,786,976	2,976	2	420,822	446,791
Transfers between funds	(100,738)	(443,155)	257,443	(1,030,570)	52,398	(5,379)	144,265	(221,067)
Surrenders (note 6)	(1,236,425)	(370,945)	(2,525,413)	(4,249,978)	(1,675)	-	(902,497)	(670,476)
Death Benefits (note 4)	(43,659)	(51,569)	(210,974)	(192,123)	-	-	(64,193)	(15,218)
Net policy repayments (loans) (note 5)	(48,517)	(16,832)	94,178	(103,767)	(3,928)	(2,011)	34,733	7,008
Deductions for surrender charges (note 2d)	(5,372)	(4,977)	(8,758)	(8,328)	-	-	(900)	(1,392)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(280,190)	(303,235)	(1,476,368)	(1,542,998)	(3,181)	(1,970)	(448,709)	(462,699)
Asset charges (note 3):
FPVUL & VEL contracts	(24,301)	(22,123)	(124,129)	(115,024)	(6)	(26)	(42,578)	(37,815)
MSP contracts	(450)	(495)	(2,852)	(2,593)	-	-	(1,474)	(1,167)
SL contracts or LSFP contracts	(2,681)	(2,374)	(9,707)	(10,330)	-	-	(5,582)	(4,646)
Adjustments to maintain reserves	1,511	(1)	130	25	(3)	(3)	(7)	(3)

Net equity transactions	(1,390,945)	(825,321)	(2,337,584)	(5,468,710)	46,581	(9,387)	(866,120)	(960,684)

Net change in contract owners’ equity	753,256	268,698	8,191,830	(1,216,099)	69,450	818	2,716,755	568,629
Contract owners’ equity beginning of period	6,714,538	6,445,840	28,451,549	29,667,648	66,613	65,795	10,323,947	9,755,318

Contract owners’ equity end of period	$7,467,794	6,714,538	36,643,379	28,451,549	136,063	66,613	13,040,702	10,323,947

CHANGES IN UNITS:
Beginning units	650,008	734,771	2,553,965	3,060,013	5,559	6,389	861,247	946,834
Units purchased	41,226	44,414	181,000	197,474	4,110	362	40,319	51,313
Units redeemed	(153,843)	(129,177)	(367,677)	(703,522)	(1,288)	(1,192)	(99,744)	(136,900)

Ending units	537,399	650,008	2,367,293	2,553,965	8,378	5,559	801,822	861,247

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCGF		SCVF		SCF		MSBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(5,897)	(6,615)	296,767	255,449	14,696	22,223	413,195	332,554
Realized gain (loss) on investments	885,046	140,615	578,986	(1,082,954)	3,906,486	1,862,818	373,450	317,400
Change in unrealized gain (loss) on investments	3,396,041	1,458,637	11,847,815	6,911,347	13,422,303	4,712,844	(938,477)	921,942
Reinvested capital gains	737,104	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,012,294	1,592,637	12,723,568	6,083,842	17,343,485	6,597,885	(151,832)	1,571,896

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	589,848	637,007	1,693,009	1,728,708	1,881,403	1,988,922	495,055	470,905
Transfers between funds	(1,481,639)	(746,124)	(3,698)	(2,647,475)	(3,644,252)	(3,039,762)	(827,788)	(1,311,997)
Surrenders (note 6)	(708,118)	(657,001)	(2,721,292)	(1,827,568)	(3,416,925)	(4,131,333)	(901,355)	(812,353)
Death Benefits (note 4)	(37,744)	(53,913)	(301,274)	(657,285)	(209,623)	(155,788)	(54,779)	(91,537)
Net policy repayments (loans) (note 5)	10,477	(52,028)	34,829	(132,545)	(80,264)	348,676	23,086	(6,674)
Deductions for surrender charges (note 2d)	(3,106)	(3,879)	(6,742)	(8,817)	(9,737)	(31,523)	(4,383)	(3,617)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(484,683)	(497,028)	(1,327,499)	(1,341,936)	(1,518,907)	(1,589,263)	(413,373)	(467,620)
Asset charges (note 3):
FPVUL & VEL contracts	(38,689)	(35,649)	(110,526)	(97,981)	(110,049)	(101,430)	(29,741)	(31,977)
MSP contracts	(1,167)	(974)	(3,303)	(2,988)	(3,006)	(2,963)	(1,604)	(1,949)
SL contracts or LSFP contracts	(2,536)	(2,347)	(7,335)	(6,549)	(10,305)	(9,715)	(5,160)	(5,831)
Adjustments to maintain reserves	(146)	(11)	(245)	55	(259)	289	(49)	51

Net equity transactions	(2,157,503)	(1,411,947)	(2,754,076)	(4,994,381)	(7,121,924)	(6,723,890)	(1,720,091)	(2,262,599)

Net change in contract owners’ equity	2,854,791	180,690	9,969,492	1,089,461	10,221,561	(126,005)	(1,871,923)	(690,703)
Contract owners’ equity beginning of period	12,421,533	12,240,843	32,816,953	31,727,492	44,668,472	44,794,477	13,566,735	14,257,438

Contract owners’ equity end of period	$15,276,324	12,421,533	42,786,445	32,816,953	54,890,033	44,668,472	11,694,812	13,566,735

CHANGES IN UNITS:
Beginning units	679,744	759,169	1,047,996	1,219,999	1,779,583	2,054,385	619,427	729,787
Units purchased	43,921	49,867	67,222	69,017	75,434	88,300	28,801	50,313
Units redeemed	(148,346)	(129,292)	(135,483)	(241,020)	(306,290)	(363,102)	(109,218)	(160,673)

Ending units	578,414	679,744	982,222	1,047,996	1,549,110	1,779,583	538,896	619,427

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVSTB1		NVSTB2		NVOLG1		NVTIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$418,755	450,303	20,116	30,942	941,915	777,344	8,621	11,649
Realized gain (loss) on investments	109,720	15,785	5,149	20,382	3,177,553	1,256,903	(12,971)	(19,898)
Change in unrealized gain (loss) on investments	(428,836)	124,608	(25,553)	30,852	33,777,678	16,746,416	78,146	85,641
Reinvested capital gains	30,097	-	1,560	-	-	-	3,617	7,155

Net increase (decrease) in contract owners’ equity resulting from operations	129,736	590,696	1,272	82,176	37,897,146	18,780,663	77,413	84,547

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,275	9,154	56,267	67,878	5,812,073	6,842,312	19,620	27,841
Transfers between funds	6,800,061	23,312,721	(260,582)	257,184	(2,411,719)	(4,354,074)	(56,992)	43,166
Surrenders (note 6)	(53,220)	(50,000)	(172,118)	(421,223)	(8,818,251)	(8,571,165)	(14,669)	(55,244)
Death Benefits (note 4)	-	-	(1,156)	(7,256)	(673,252)	(479,420)	-	-
Net policy repayments (loans) (note 5)	(14,322)	(14,187)	4,902	(18,397)	(525,817)	(392,078)	(7,798)	13,711
Deductions for surrender charges (note 2d)	-	-	(813)	(645)	(50,101)	(58,054)	(361)	(1,546)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(315,040)	(183,665)	(50,304)	(64,604)	(5,305,098)	(5,535,135)	(17,524)	(18,315)
Asset charges (note 3):
FPVUL & VEL contracts	(18)	(18)	(3,630)	(4,669)	(453,681)	(428,324)	(1,400)	(1,341)
MSP contracts	-	-	(462)	(478)	(15,248)	(14,426)	-	-
SL contracts or LSFP contracts	-	-	(2,810)	(3,067)	(46,287)	(43,003)	(213)	(304)
Adjustments to maintain reserves	(33)	91	5	(6)	(132)	71	(11)	2

Net equity transactions	6,426,703	23,074,096	(430,701)	(195,283)	(12,487,513)	(13,033,296)	(79,348)	7,970

Net change in contract owners’ equity	6,556,439	23,664,792	(429,429)	(113,107)	25,409,633	5,747,367	(1,935)	92,517
Contract owners’ equity beginning of period	29,087,822	5,423,030	2,302,741	2,415,848	109,418,189	103,670,822	522,460	429,943

Contract owners’ equity end of period	$35,644,261	29,087,822	1,873,312	2,302,741	134,827,822	109,418,189	520,525	522,460

CHANGES IN UNITS:
Beginning units	2,525,391	490,371	201,309	218,639	6,636,497	7,462,793	35,997	35,418
Units purchased	878,330	2,058,282	5,480	52,523	350,504	499,651	3,034	7,378
Units redeemed	(308,843)	(23,262)	(43,194)	(69,853)	(1,004,926)	(1,325,947)	(9,167)	(6,799)

Ending units	3,094,731	2,525,391	163,595	201,309	5,982,076	6,636,497	29,863	35,997

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

		EIF		NVRE1		NVLCAP		NVSIX2
		2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$	(625)	102,064	462,671	327,750	31	-	856	-
Realized gain (loss) on investments		53,465	(307,480)	1,551,607	2,183,109	3	-	2,193	-
Change in unrealized gain (loss) on investments		2,980,295	1,671,344	(3,349,784)	(791,271)	51	-	5,030	-
Reinvested capital gains		-	-	2,272,112	3,012,141	4	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		3,033,135	1,465,928	936,606	4,731,729	89	-	8,079	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		463,895	437,665	1,607,614	1,674,704	720	-	823	-
Transfers between funds		1,038,759	(1,261,704)	(10,147)	(703,069)	887	-	64,691	-
Surrenders (note 6)		(555,048)	(695,333)	(2,042,982)	(2,162,174)	-	-	(972)	-
Death Benefits (note 4)		(57,105)	(16,615)	(123,276)	(197,098)	-	-	-	-
Net policy repayments (loans) (note 5)		(87,629)	25,329	(103,412)	(138,836)	1	-	(6,535)	-
Deductions for surrender charges (note 2d)		(6,931)	(23,837)	(10,806)	(22,624)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(391,204)	(383,625)	(1,176,268)	(1,332,424)	(95)	-	(1,250)	-
Asset charges (note 3):
FPVUL & VEL contracts		(35,474)	(30,901)	(94,363)	(102,745)	(2)	-	(131)	-
MSP contracts		(1,027)	(945)	(3,416)	(3,452)	-	-	-	-
SL contracts or LSFP contracts		(3,784)	(3,433)	(10,054)	(10,244)	-	-	-	-
Adjustments to maintain reserves		(56)	7	(59)	53	2	-	1	-

Net equity transactions		364,396	(1,953,392)	(1,967,169)	(2,997,909)	1,513	-	56,627	-

Net change in contract owners’ equity		3,397,531	(487,464)	(1,030,563)	1,733,820	1,602	-	64,706	-
Contract owners’ equity beginning of period		8,376,774	8,864,238	31,777,308	30,043,488	-	-	-	-

Contract owners’ equity end of period	$	11,774,305	8,376,774	30,746,745	31,777,308	1,602	-	64,706	-

CHANGES IN UNITS:
Beginning units		534,227	671,749	2,455,857	2,715,367	-	-	-	-
Units purchased		86,611	34,484	179,331	173,024	165	-	5,858	-
Units redeemed		(65,902)	(172,006)	(360,712)	(432,534)	(26)	-	(755)	-

Ending units		554,935	534,227	2,274,473	2,455,857	140	-	5,103	-

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVEX1		NOTMG3		ALVGIA		ALVIVA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$6,165	-	27	-	128,130	119,666	611,312	112,986
Realized gain (loss) on investments	1,830	-	-	-	879,806	506,735	12,062	(1,259,367)
Change in unrealized gain (loss) on investments	27,199	-	160	-	2,400,528	653,369	1,240,492	2,127,025
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	35,194	-	187	-	3,408,464	1,279,770	1,863,866	980,644

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,513	-	720	-	839,745	355,062	413,275	838,020
Transfers between funds	488,186	-	3,196	-	2,633,224	366,730	1,306,988	(4,260,029)
Surrenders (note 6)	(12,010)	-	-	-	(560,600)	(179,647)	(330)	(111,410)
Death Benefits (note 4)	-	-	-	-	(98,400)	(19,878)	(24,291)	(3,252)
Net policy repayments (loans) (note 5)	(835)	-	-	-	(72,619)	(22,214)	(18,234)	(11,393)
Deductions for surrender charges (note 2d)	-	-	-	-	(290)	(1,188)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,007)	-	(684)	-	(242,439)	(190,890)	(123,167)	(144,217)
Asset charges (note 3):
FPVUL & VEL contracts	(410)	-	(9)	-	(11,129)	(9,858)	(4,870)	(3,620)
MSP contracts	-	-	-	-	(7)	(57)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,253)	(899)	-	-
Adjustments to maintain reserves	(5)	-	1	-	(93)	(468)	22	(354)

Net equity transactions	473,432	-	3,224	-	2,486,139	296,693	1,549,393	(3,696,255)

Net change in contract owners’ equity	508,626	-	3,411	-	5,894,603	1,576,463	3,413,259	(2,715,611)
Contract owners’ equity beginning of period	-	-	-	-	8,924,592	7,348,129	8,221,153	10,936,764

Contract owners’ equity end of period	$508,626	-	3,411	-	14,819,195	8,924,592	11,634,412	8,221,153

CHANGES IN UNITS:
Beginning units	-	-	-	-	466,391	450,279	1,136,094	1,730,518
Units purchased	44,464	-	387	-	155,075	52,143	266,167	124,065
Units redeemed	(1,491)	-	(67)	-	(45,541)	(36,031)	(96,055)	(718,489)

Ending units	42,973	-	320	-	575,885	466,391	1,306,206	1,136,094

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ALVSVA		ACVIG		ACVIP2		ACVI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$68,662	49,177	408,837	345,491	483,991	867,407	52,642	29,113
Realized gain (loss) on investments	925,456	1,442,292	137,812	(221,743)	342,397	479,678	231,827	47,633
Change in unrealized gain (loss) on investments	2,237,923	(38,853)	5,152,588	2,174,954	(4,917,879)	352,341	436,898	584,636
Reinvested capital gains	733,227	347,078	-	-	1,268,059	796,891	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,965,268	1,799,694	5,699,237	2,298,702	(2,823,432)	2,496,317	721,367	661,382

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	379,882	755,094	724,328	906,460	1,464,509	2,277,636	42,572	94,294
Transfers between funds	1,156,879	(1,208,587)	(227,048)	(1,147,228)	(14,474,979)	(503,984)	(200,322)	(984,803)
Surrenders (note 6)	(628,484)	(1,356,725)	(968,192)	(742,507)	(6,487,362)	(980,938)	(118,231)	(244,055)
Death Benefits (note 4)	(34,983)	(38,494)	(127,048)	(92,321)	(24,407)	(37,371)	-	(2,631)
Net policy repayments (loans) (note 5)	(29,247)	(6,635)	(112,246)	68,692	(69,771)	303,473	23	1,461
Deductions for surrender charges (note 2d)	(395)	(1,889)	(2,801)	(1,788)	(11,972)	(11,118)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(226,683)	(219,465)	(732,550)	(755,524)	(423,812)	(542,665)	(117,351)	(122,790)
Asset charges (note 3):
FPVUL & VEL contracts	(20,593)	(17,054)	(54,228)	(48,838)	(28,632)	(34,292)	42	(7)
MSP contracts	(1,189)	(778)	(2,403)	(2,041)	(1,587)	(1,722)	-	-
SL contracts or LSFP contracts	(1,873)	(1,305)	(4,777)	(4,553)	(46,790)	(63,305)	-	-
Adjustments to maintain reserves	322	(245)	(56)	29	5	(15)	1,954	1,653

Net equity transactions	593,636	(2,096,083)	(1,507,021)	(1,819,619)	(20,104,798)	405,699	(391,313)	(1,256,878)

Net change in contract owners’ equity	4,558,904	(296,389)	4,192,216	479,083	(22,928,230)	2,902,016	330,054	(595,496)
Contract owners’ equity beginning of period	10,156,369	10,452,758	16,875,187	16,396,104	36,530,087	33,628,071	3,523,554	4,119,050

Contract owners’ equity end of period	$14,715,273	10,156,369	21,067,403	16,875,187	13,601,857	36,530,087	3,853,608	3,523,554

CHANGES IN UNITS:
Beginning units	393,530	481,437	984,649	1,098,701	2,163,527	2,138,750	268,588	380,507
Units purchased	71,249	41,534	50,862	62,047	128,581	231,868	5,079	11,440
Units redeemed	(51,493)	(129,441)	(134,572)	(176,099)	(1,411,892)	(207,091)	(30,812)	(123,359)

Ending units	413,328	393,530	900,940	984,649	880,216	2,163,527	242,842	268,588

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVMV1		ACVU1		ACVV		ACVVS1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$106,219	127,242	4,326	(1,920)	255,578	259,591	(2,680)	(3,097)
Realized gain (loss) on investments	495,255	100,040	131,905	242,407	1,418,879	1,300,226	382,804	176,768
Change in unrealized gain (loss) on investments	1,602,669	391,069	240,942	(65,952)	3,042,559	339,426	17,162	95,028
Reinvested capital gains	117,016	336,528	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,321,159	954,879	377,173	174,535	4,717,016	1,899,243	397,286	268,699

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,066,256	729,393	12,343	47,903	786,098	832,566	71,452	66,997
Transfers between funds	1,179,651	801,973	(28,525)	(524,060)	2,014,650	(2,518,646)	3,904	(203,694)
Surrenders (note 6)	(1,025,398)	(252,062)	(150,144)	(42,454)	(684,586)	(946,719)	(530,253)	(51,999)
Death Benefits (note 4)	(12,453)	(51,550)	-	(1,057)	(16,622)	(9,823)	(8,757)	-
Net policy repayments (loans) (note 5)	(98,945)	(35,619)	-	121,014	(1,668)	(5,081)	-	(119)
Deductions for surrender charges (note 2d)	(4,780)	(4,109)	-	-	(116)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(285,814)	(214,797)	(11,782)	(18,045)	(274,210)	(261,957)	(34,405)	(60,073)
Asset charges (note 3):
FPVUL & VEL contracts	(18,784)	(13,909)	4	-	(4,225)	(3,129)	(152)	(162)
MSP contracts	(707)	(582)	-	-	-	-	(73)	(68)
SL contracts or LSFP contracts	(1,202)	(996)	-	(3)	(1)	(10)	-	-
Adjustments to maintain reserves	312	(275)	(91)	9	277	215	(17)	(63)

Net equity transactions	1,798,136	957,467	(178,195)	(416,693)	1,819,597	(2,912,584)	(498,301)	(249,181)

Net change in contract owners’ equity	4,119,295	1,912,346	198,978	(242,158)	6,536,613	(1,013,341)	(101,015)	19,518
Contract owners’ equity beginning of period	7,119,230	5,206,884	1,206,681	1,448,839	13,676,677	14,690,018	1,784,625	1,765,107

Contract owners’ equity end of period	$11,238,525	7,119,230	1,405,659	1,206,681	20,213,290	13,676,677	1,683,610	1,784,625

CHANGES IN UNITS:
Beginning units	397,347	337,657	87,718	119,563	640,587	791,946	124,668	142,403
Units purchased	117,603	103,692	2,420	12,359	123,693	88,419	8,852	5,872
Units redeemed	(32,994)	(44,002)	(15,466)	(44,204)	(40,893)	(239,778)	(42,942)	(23,607)

Ending units	482,118	397,347	74,672	87,718	723,483	640,587	90,579	124,668

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DVMCS		DVSCS		DCAP		DSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,423	4,067	486,315	120,572	670,501	1,270,943	-	-
Realized gain (loss) on investments	142,326	43,980	3,624,163	3,924,504	2,790,233	(249,360)	160,779	29,761
Change in unrealized gain (loss) on investments	241,036	159,764	16,355,753	643,966	3,300,259	2,297,566	324,209	135,199
Reinvested capital gains	-	-	729,964	1,513,153	88,212	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	396,785	207,811	21,196,195	6,202,195	6,849,205	3,319,149	484,988	164,960

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,607	5,004	3,590,814	2,431,965	1,996,635	2,333,345	55,303	60,807
Transfers between funds	280,110	(81,937)	12,145,881	1,355,461	(3,557,260)	4,032,424	269,236	94,847
Surrenders (note 6)	(231,660)	(366)	(1,923,321)	(1,482,959)	(3,421,094)	(1,929,911)	(145,576)	(28,792)
Death Benefits (note 4)	-	(1,586)	(177,849)	(119,315)	(160,754)	(261,128)	(8,372)	(19,478)
Net policy repayments (loans) (note 5)	(29,743)	341	(191,044)	46,758	(32,370)	(21,220)	(172,543)	(25,158)
Deductions for surrender charges (note 2d)	-	-	(13,079)	(7,956)	(5,215)	(13,837)	(243)	(460)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,717)	(20,181)	(1,048,093)	(857,552)	(1,024,537)	(1,115,860)	(42,621)	(33,258)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(40,305)	(33,938)	(68,999)	(70,778)	(3,986)	(3,048)
MSP contracts	-	-	(932)	(713)	(1,729)	(1,601)	-	-
SL contracts or LSFP contracts	-	-	(6,112)	(5,170)	(6,601)	(6,284)	(364)	(278)
Adjustments to maintain reserves	(88)	13	(1,660)	286	(98)	(683)	(48)	(9)

Net equity transactions	15,509	(98,712)	12,334,300	1,326,867	(6,282,022)	2,944,467	(49,214)	45,173

Net change in contract owners’ equity	412,294	109,099	33,530,495	7,529,062	567,183	6,263,616	435,774	210,133
Contract owners’ equity beginning of period	1,231,526	1,122,427	47,702,720	40,173,658	35,125,710	28,862,094	927,156	717,023

Contract owners’ equity end of period	$1,643,820	1,231,526	81,233,215	47,702,720	35,692,893	35,125,710	1,362,930	927,156

CHANGES IN UNITS:
Beginning units	56,449	61,460	2,443,618	2,377,614	1,960,552	1,758,639	61,690	57,519
Units purchased	10,789	307	672,688	265,580	111,854	403,216	13,455	11,898
Units redeemed	(11,300)	(5,318)	(161,483)	(199,576)	(412,465)	(201,303)	(14,097)	(7,727)

Ending units	55,938	56,449	2,964,896	2,443,618	1,660,176	1,960,552	61,048	61,690

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DVIV		SVSSVB		SVSLVB		FVCA2P
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$180,059	421,680	4,695	12,652	2,428	2,304	7,105	6,732
Realized gain (loss) on investments	(153,558)	49,247	149,721	77,184	14,873	(3,539)	8,583	84,222
Change in unrealized gain (loss) on investments	2,097,621	605,310	164,592	7,784	26,768	13,934	81,546	(23,557)
Reinvested capital gains	-	-	-	-	-	-	14,532	68,556

Net increase (decrease) in contract owners’ equity resulting from operations	2,124,122	1,076,237	319,008	97,620	44,069	12,699	111,766	135,953

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	550,018	459,625	89,963	73,253	610	-	37,264	46,046
Transfers between funds	(284,251)	(5,904,556)	787,417	(1,222,629)	(27,382)	(48,045)	42,104	(588,311)
Surrenders (note 6)	(221,900)	(716,385)	(1,474)	(131,251)	-	-	(53,830)	(31,727)
Death Benefits (note 4)	-	(44,508)	(2,738)	(2,137)	-	-	-	(519)
Net policy repayments (loans) (note 5)	(727)	272,444	(11,024)	1,018	-	-	(3,665)	(2,213)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(433)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(142,229)	(165,400)	(23,135)	(22,870)	(2,872)	(2,670)	(24,819)	(28,173)
Asset charges (note 3):
FPVUL & VEL contracts	(691)	(474)	(856)	(214)	-	-	(2,087)	(1,947)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	(561)	(1,435)
Adjustments to maintain reserves	(15)	78	290	(291)	3	(10)	(1)	(3)

Net equity transactions	(99,795)	(6,099,176)	838,443	(1,305,121)	(29,641)	(50,725)	(5,595)	(608,715)

Net change in contract owners’ equity	2,024,327	(5,022,939)	1,157,451	(1,207,501)	14,428	(38,026)	106,171	(472,762)
Contract owners’ equity beginning of period	9,366,349	14,389,288	609,570	1,817,071	133,260	171,286	695,862	1,168,624

Contract owners’ equity end of period	$11,390,676	9,366,349	1,767,021	609,570	147,688	133,260	802,033	695,862

CHANGES IN UNITS:
Beginning units	551,230	951,686	57,937	195,620	13,220	18,550	43,680	80,819
Units purchased	37,356	30,970	74,954	8,462	1,600	107	4,619	3,155
Units redeemed	(42,359)	(431,426)	(8,884)	(146,145)	(3,571)	(5,437)	(5,067)	(40,294)

Ending units	546,235	551,230	124,095	57,937	11,249	13,220	43,232	43,680

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FQB		FCS		FNRS2		FEIS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,217,729	1,341,133	461,465	577,616	63,703	71,919	1,510,270	1,715,310
Realized gain (loss) on investments	579,177	295,343	6,882,893	6,648,989	655,824	881,293	(1,724,147)	(3,577,949)
Change in unrealized gain (loss) on investments	(1,536,154)	1,366,720	9,195,806	1,240,386	1,262,756	(470,914)	11,838,895	7,321,029
Reinvested capital gains	-	-	17,473	-	56,208	-	4,303,485	3,742,101

Net increase (decrease) in contract owners’ equity resulting from operations	260,752	3,003,196	16,557,637	8,466,991	2,038,491	482,298	15,928,503	9,200,491

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,265,435	1,336,985	971,403	1,561,323	524,695	469,704	3,183,359	3,139,462
Transfers between funds	(1,317,659)	(4,263,835)	(3,522,904)	(6,535,385)	(636,102)	(597,712)	(1,375,633)	(968,516)
Surrenders (note 6)	(908,832)	(1,738,002)	(3,004,163)	(1,929,268)	(1,016,539)	(1,028,369)	(4,126,150)	(3,868,598)
Death Benefits (note 4)	(175,737)	(77,707)	(84,093)	(103,559)	(27,157)	(20,916)	(654,612)	(218,538)
Net policy repayments (loans) (note 5)	(122,996)	(67,205)	(24,465)	87,160	(36,167)	(64,442)	(337,943)	(161,925)
Deductions for surrender charges (note 2d)	(3,711)	(7,030)	(227)	-	(9,897)	(17,143)	(9,954)	(20,221)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(857,643)	(995,542)	(684,545)	(770,493)	(366,469)	(412,976)	(2,342,530)	(2,407,482)
Asset charges (note 3):
FPVUL & VEL contracts	(62,681)	(65,386)	(2,053)	(1,098)	(28,897)	(32,003)	(164,437)	(151,669)
MSP contracts	(3,604)	(3,670)	-	-	(2,362)	(2,324)	(7,020)	(6,433)
SL contracts or LSFP contracts	(6,582)	(7,001)	(5)	(10)	(5,815)	(5,229)	(18,976)	(18,325)
Adjustments to maintain reserves	(19)	112	36,874	747	(4)	16	507	499

Net equity transactions	(2,194,029)	(5,888,281)	(6,314,178)	(7,690,583)	(1,604,714)	(1,711,394)	(5,853,389)	(4,681,746)

Net change in contract owners’ equity	(1,933,277)	(2,885,085)	10,243,459	776,408	433,777	(1,229,096)	10,075,114	4,518,745
Contract owners’ equity beginning of period	30,285,783	33,170,868	56,871,526	56,095,118	9,144,226	10,373,322	59,227,345	54,708,600

Contract owners’ equity end of period	$28,352,506	30,285,783	67,114,985	56,871,526	9,578,003	9,144,226	69,302,459	59,227,345

CHANGES IN UNITS:
Beginning units	1,455,486	1,750,119	3,000,033	3,445,057	500,432	594,575	3,341,092	3,583,649
Units purchased	75,929	86,849	89,431	122,373	29,051	33,553	204,475	381,050
Units redeemed	(181,695)	(381,482)	(385,322)	(567,397)	(107,258)	(127,696)	(492,280)	(623,607)

Ending units	1,349,684	1,455,486	2,707,495	3,000,033	422,224	500,432	3,053,344	3,341,092

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF10S		FF20S		FF30S		FFINS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$37,805	39,158	288,013	231,460	114,554	103,904	21,149	19,705
Realized gain (loss) on investments	212,515	173,317	705,517	405,896	197,038	633,107	7,030	(10,204)
Change in unrealized gain (loss) on investments	32,108	11,554	1,082,133	621,823	839,514	110,054	38,969	68,292
Reinvested capital gains	26,766	32,032	208,534	143,652	92,230	52,130	14,902	21,588

Net increase (decrease) in contract owners’ equity resulting from operations	309,194	256,061	2,284,197	1,402,831	1,243,336	899,195	82,050	99,381

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	76,857	75,645	706,321	433,937	503,728	416,379	29	28
Transfers between funds	176,600	(179,125)	4,388,117	1,509,108	1,269,264	(1,692,953)	64,755	(232,781)
Surrenders (note 6)	(191,000)	(118,670)	(935,820)	(384,160)	(408,810)	(317,400)	(52,902)	(44,315)
Death Benefits (note 4)	(952)	(98,234)	(19,959)	(107,349)	(11,029)	(8,718)	(4,854)	(6,763)
Net policy repayments (loans) (note 5)	(31,020)	(12,777)	(46,366)	5,262	17,431	(6,739)	-	-
Deductions for surrender charges (note 2d)	-	(1,465)	(5,181)	(7,066)	(8,215)	(8,593)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(74,891)	(73,035)	(380,641)	(309,573)	(175,146)	(165,102)	(12,502)	(11,878)
Asset charges (note 3):
FPVUL & VEL contracts	(5,292)	(4,923)	(22,197)	(20,045)	(16,245)	(13,512)	-	-
MSP contracts	(3,450)	(3,974)	(3,948)	(3,595)	(1,472)	(1,413)	-	-
SL contracts or LSFP contracts	(558)	(396)	(4,481)	(3,921)	(671)	(913)	-	-
Adjustments to maintain reserves	(35)	(11)	34	53	(3)	19	(2)	11

Net equity transactions	(53,741)	(416,965)	3,675,879	1,112,651	1,168,832	(1,798,945)	(5,476)	(295,698)

Net change in contract owners’ equity	255,453	(160,904)	5,960,076	2,515,482	2,412,168	(899,750)	76,574	(196,317)
Contract owners’ equity beginning of period	2,245,200	2,406,104	12,942,087	10,426,605	5,662,257	6,562,007	1,651,835	1,848,152

Contract owners’ equity end of period	$2,500,653	2,245,200	18,902,163	12,942,087	8,074,425	5,662,257	1,728,409	1,651,835

CHANGES IN UNITS:
Beginning units	149,435	178,949	858,487	781,548	376,771	504,938	151,926	180,523
Units purchased	17,712	10,196	331,683	130,418	105,550	77,345	12,549	-
Units redeemed	(20,195)	(39,710)	(102,739)	(53,479)	(39,231)	(205,512)	(6,308)	(28,597)

Ending units	146,853	149,435	1,085,182	858,487	443,253	376,771	151,165	151,926

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FGOS		FGS		FHIS		FHISR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,233	2,434	86,474	272,790	771,817	854,480	240,892	275,541
Realized gain (loss) on investments	101,349	237,009	2,414,973	1,888,205	654,390	987,982	70,255	70,464
Change in unrealized gain (loss) on investments	440,928	84,066	19,140,261	6,367,370	(664,211)	177,935	(47,337)	240,523
Reinvested capital gains	1,028	-	48,908	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	544,538	323,509	21,690,616	8,528,365	761,996	2,020,397	263,810	586,528

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	936	7,537	3,924,676	3,751,188	72,335	90,486	352,568	394,584
Transfers between funds	248,442	(598,184)	(601,439)	(1,146,965)	(1,744,972)	885,553	(628,279)	660,250
Surrenders (note 6)	(192,059)	-	(4,357,783)	(4,333,737)	(773,250)	(369,460)	(368,950)	(328,518)
Death Benefits (note 4)	-	-	(406,670)	(518,999)	(108,054)	(28,129)	(84,269)	(50,653)
Net policy repayments (loans) (note 5)	(37)	619	(104,428)	(29,182)	(28,400)	(39,223)	(1,635)	74,914
Deductions for surrender charges (note 2d)	-	-	(7,789)	(38,833)	(108)	(94)	-	(223)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,119)	(27,739)	(2,880,363)	(3,021,692)	(323,888)	(394,988)	(232,873)	(242,304)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(196,792)	(186,783)	(16,794)	(18,611)	(15,158)	(15,735)
MSP contracts	-	-	(6,203)	(5,940)	(1,247)	(1,527)	(404)	(406)
SL contracts or LSFP contracts	-	-	(14,371)	(14,314)	(1,393)	(1,602)	(2,066)	(2,033)
Adjustments to maintain reserves	28,997	(1,997)	26,861	(620)	(19)	61	(7)	13

Net equity transactions	65,160	(619,764)	(4,624,301)	(5,545,877)	(2,925,790)	122,466	(981,073)	489,889

Net change in contract owners’ equity	609,698	(296,255)	17,066,315	2,982,488	(2,163,794)	2,142,863	(717,263)	1,076,417
Contract owners’ equity beginning of period	1,697,922	1,994,177	62,818,069	59,835,581	15,701,047	13,558,184	4,874,361	3,797,944

Contract owners’ equity end of period	$2,307,620	1,697,922	79,884,384	62,818,069	13,537,253	15,701,047	4,157,098	4,874,361

CHANGES IN UNITS:
Beginning units	145,694	207,918	4,158,645	4,499,240	826,148	822,053	338,588	301,013
Units purchased	16,120	5,818	309,670	315,319	31,777	67,360	31,681	81,728
Units redeemed	(17,883)	(68,042)	(544,797)	(655,914)	(152,639)	(63,265)	(97,649)	(44,153)

Ending units	143,931	145,694	3,923,497	4,158,645	674,793	826,148	272,620	338,588

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FIP		FIGBS		FMCS		FOS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$510,592	523,333	812,153	704,787	144,765	176,103	116,489	215,139
Realized gain (loss) on investments	1,675,919	232,791	(58,571)	73,226	5,633,438	1,643,288	2,535,002	(1,878,238)
Change in unrealized gain (loss) on investments	6,071,802	2,610,168	(1,879,303)	113,308	2,426,696	931,389	714,615	4,309,548
Reinvested capital gains	307,610	321,253	461,406	876,314	5,761,658	3,257,727	39,523	42,899

Net increase (decrease) in contract owners’ equity resulting from operations	8,565,923	3,687,545	(664,315)	1,767,635	13,966,557	6,008,507	3,405,629	2,689,348

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	389	276	1,587,522	1,837,239	2,636,515	2,956,085	53,809	75,740
Transfers between funds	(2,589,907)	3,483,732	4,432,213	1,876,044	(3,523,023)	(5,117,048)	(22,263)	(3,640,238)
Surrenders (note 6)	(1,011,259)	(738,798)	(1,132,262)	(2,083,559)	(3,229,303)	(4,364,566)	(4,537,825)	(910,581)
Death Benefits (note 4)	(87,215)	(110,177)	(20,836)	(81,793)	(113,148)	(169,298)	(31,882)	(38,180)
Net policy repayments (loans) (note 5)	-	-	(9,364)	(72,109)	(354,279)	444,532	(47,216)	(40,488)
Deductions for surrender charges (note 2d)	-	-	(8,359)	(19,223)	(17,859)	(24,452)	(356)	(551)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(231,244)	(196,974)	(612,147)	(665,123)	(1,220,924)	(1,309,153)	(337,785)	(401,605)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(30,085)	(35,198)	(87,765)	(82,705)	(16,888)	(16,473)
MSP contracts	-	-	(4,337)	(4,322)	(3,628)	(3,227)	(584)	(495)
SL contracts or LSFP contracts	-	-	(8,908)	(10,489)	(12,580)	(11,835)	(3,017)	(2,743)
Adjustments to maintain reserves	83	215	16	57	151	(119)	(212)	99

Net equity transactions	(3,919,153)	2,438,274	4,193,453	741,524	(5,925,843)	(7,681,786)	(4,944,219)	(4,975,515)

Net change in contract owners’ equity	4,646,770	6,125,819	3,529,138	2,509,159	8,040,714	(1,673,279)	(1,538,590)	(2,286,167)
Contract owners’ equity beginning of period	28,133,397	22,007,578	33,296,402	30,787,243	41,391,524	43,064,803	13,225,058	15,511,225

Contract owners’ equity end of period	$32,780,167	28,133,397	36,825,540	33,296,402	49,432,238	41,391,524	11,686,468	13,225,058

CHANGES IN UNITS:
Beginning units	2,582,139	2,336,553	2,090,637	2,038,461	1,383,310	1,651,099	898,979	1,294,920
Units purchased	-	345,822	487,316	303,553	90,141	115,717	25,808	11,927
Units redeemed	(351,091)	(100,236)	(211,079)	(251,377)	(256,639)	(383,506)	(336,870)	(407,868)

Ending units	2,279,769	2,582,139	2,366,422	2,090,637	1,214,517	1,383,310	587,917	898,979

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FOSR		FVSS		FF05S		FF15S
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$148,469	191,182	38,019	18,665	(717)	-	109,119	76,139
Realized gain (loss) on investments	(225,079)	(1,389,690)	585,343	288,498	34,410	-	128,424	(8,706)
Change in unrealized gain (loss) on investments	3,129,620	3,152,739	600,051	644,232	(127)	-	436,814	279,252
Reinvested capital gains	43,740	34,701	-	-	95	-	85,327	69,615

Net increase (decrease) in contract owners’ equity resulting from operations	3,096,750	1,988,932	1,223,413	951,395	33,661	-	759,684	416,300

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	815,058	970,952	147,365	179,917	23	-	902,503	123,626
Transfers between funds	(224,255)	(570,120)	324,964	(401,669)	18,302	-	1,461,168	230,791
Surrenders (note 6)	(961,428)	(1,086,759)	(440,900)	(187,698)	(17,400)	-	(128,337)	(137,752)
Death Benefits (note 4)	(61,338)	(15,117)	(10,226)	(45,298)	(1,179)	-	(3,695)	(1,535)
Net policy repayments (loans) (note 5)	35,591	30,462	25,154	(68,726)	-	-	-	-
Deductions for surrender charges (note 2d)	(5,347)	(31,501)	(1,047)	(1,977)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(486,130)	(492,780)	(152,294)	(153,923)	(3,606)	-	(113,150)	(73,758)
Asset charges (note 3):
FPVUL & VEL contracts	(43,722)	(40,142)	(12,666)	(11,542)	-	-	(731)	(587)
MSP contracts	(713)	(632)	(139)	(117)	-	-	-	-
SL contracts or LSFP contracts	(4,012)	(4,170)	(524)	(426)	-	-	-	-
Adjustments to maintain reserves	(54)	(50)	(41)	25	(7)	-	2	31

Net equity transactions	(936,350)	(1,239,857)	(120,354)	(691,434)	(3,867)	-	2,117,760	140,816

Net change in contract owners’ equity	2,160,400	749,075	1,103,059	259,961	29,794	-	2,877,444	557,116
Contract owners’ equity beginning of period	10,672,653	9,923,578	4,094,123	3,834,162	-	-	4,546,241	3,989,125

Contract owners’ equity end of period	$12,833,053	10,672,653	5,197,182	4,094,123	29,794	-	7,423,685	4,546,241

CHANGES IN UNITS:
Beginning units	771,330	865,432	214,480	255,306	-	-	391,232	384,414
Units purchased	61,471	84,637	29,540	13,446	4,900	-	203,537	77,963
Units redeemed	(121,015)	(178,739)	(35,146)	(54,272)	(1,919)	-	(36,138)	(71,145)

Ending units	711,787	771,330	208,874	214,480	2,444	-	560,735	391,232

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF25S		FF40S		FTVIS2		FTVRDI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$124,040	106,398	60,787	52,863	384,999	327,023	287,012	250,973
Realized gain (loss) on investments	484,275	31,855	162,837	(27,148)	207,479	78,024	2,033,505	472,913
Change in unrealized gain (loss) on investments	621,525	532,176	665,299	175,122	201,966	201,842	2,000,430	859,670
Reinvested capital gains	115,352	65,970	47,611	13,130	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,345,192	736,399	936,534	213,967	794,444	606,889	4,320,947	1,583,556

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,450	34,152	17,082	691	301,865	459,299	3,622,432	828,544
Transfers between funds	215,355	2,212,640	940,364	2,590,897	211,209	824,151	836,107	671,811
Surrenders (note 6)	(232,750)	(775,667)	(46,216)	(451,947)	(329,867)	(329,560)	(3,392,753)	(1,087,451)
Death Benefits (note 4)	(14,662)	(670)	(3,035)	(3,665)	(3,487)	(41,381)	(64,201)	(74,753)
Net policy repayments (loans) (note 5)	-	-	-	-	(60)	(56,166)	(125,858)	(79,064)
Deductions for surrender charges (note 2d)	-	-	-	-	(2,994)	(9,469)	(6,297)	(14,629)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(122,383)	(110,973)	(75,054)	(40,853)	(241,173)	(230,685)	(498,917)	(500,271)
Asset charges (note 3):
FPVUL & VEL contracts	(415)	(238)	(270)	(117)	(14,570)	(12,971)	(53,772)	(48,016)
MSP contracts	-	-	-	-	(2,104)	(2,004)	(1,673)	(1,569)
SL contracts or LSFP contracts	-	-	-	-	(5,291)	(4,462)	(5,950)	(5,253)
Adjustments to maintain reserves	3	42	13	20	5	7	3	9

Net equity transactions	(124,402)	1,359,286	832,884	2,095,026	(86,467)	596,759	309,121	(310,642)

Net change in contract owners’ equity	1,220,790	2,095,685	1,769,418	2,308,993	707,977	1,203,648	4,630,068	1,272,914
Contract owners’ equity beginning of period	6,719,690	4,624,005	3,115,259	806,266	5,730,247	4,526,599	13,908,387	12,635,473

Contract owners’ equity end of period	$7,940,480	6,719,690	4,884,677	3,115,259	6,438,224	5,730,247	18,538,455	13,908,387

CHANGES IN UNITS:
Beginning units	593,356	468,387	258,702	78,048	397,235	353,498	689,703	702,870
Units purchased	145,065	213,183	76,518	257,696	36,626	83,253	106,944	98,333
Units redeemed	(150,423)	(88,214)	(9,167)	(77,042)	(42,156)	(39,516)	(89,768)	(111,500)

Ending units	585,943	593,356	324,799	258,702	391,706	397,235	706,879	689,703

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVSVI		FTVSV2		FTVMD2		FTVDM3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$156,845	99,460	92,819	38,134	5,867	3,529	87,415	61,901
Realized gain (loss) on investments	424,566	(277,282)	826,614	588,943	9,576	(18,029)	84,348	410,696
Change in unrealized gain (loss) on investments	2,515,040	1,824,905	1,556,526	484,569	12,935	19,718	(271,902)	47,284
Reinvested capital gains	173,687	-	142,063	-	26,905	8,235	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,270,138	1,647,083	2,618,022	1,111,646	55,283	13,453	(100,139)	519,881

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	420,431	521,294	481,085	363,346	12,926	31	192,570	259,990
Transfers between funds	(442,309)	(782,261)	1,256,391	231,007	97,498	(68,045)	89,239	(366,799)
Surrenders (note 6)	(962,704)	(867,414)	(359,917)	(318,738)	-	-	(326,656)	(322,293)
Death Benefits (note 4)	(27,923)	(6,045)	(118,863)	(755)	-	-	(26,098)	(6,453)
Net policy repayments (loans) (note 5)	(92,372)	(54,078)	(74,839)	(10,820)	(19,836)	-	(26,764)	(144,076)
Deductions for surrender charges (note 2d)	(9,727)	(7,479)	-	-	-	-	(5,868)	(5,451)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(341,266)	(359,469)	(108,718)	(91,306)	(6,994)	(4,063)	(155,674)	(171,954)
Asset charges (note 3):
FPVUL & VEL contracts	(35,023)	(32,950)	(1,688)	(984)	-	-	(12,898)	(14,132)
MSP contracts	(1,403)	(1,192)	-	-	-	-	(794)	(850)
SL contracts or LSFP contracts	(3,923)	(3,676)	-	-	-	-	(2,307)	(2,042)
Adjustments to maintain reserves	28	6	(1,636)	(320)	(6)	10	8	(2)

Net equity transactions	(1,496,191)	(1,593,264)	1,071,815	171,430	83,588	(72,067)	(275,242)	(774,062)

Net change in contract owners’ equity	1,773,947	53,819	3,689,837	1,283,076	138,871	(58,614)	(375,381)	(254,181)
Contract owners’ equity beginning of period	9,640,363	9,586,544	6,539,867	5,256,791	148,276	206,890	4,227,747	4,481,928

Contract owners’ equity end of period	$11,414,310	9,640,363	10,229,704	6,539,867	287,147	148,276	3,852,366	4,227,747

CHANGES IN UNITS:
Beginning units	363,138	428,826	404,795	384,441	13,771	21,727	218,972	262,679
Units purchased	15,702	24,189	101,398	61,252	9,191	13,903	22,767	20,011
Units redeemed	(63,862)	(89,877)	(41,831)	(40,898)	(2,043)	(21,859)	(40,251)	(63,718)

Ending units	314,978	363,138	465,556	404,795	20,950	13,771	201,488	218,972

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TIF		TIF2		TIF3		FTVGI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$36,332	42,229	292,935	315,838	159,967	153,683	1,880,803	2,244,993
Realized gain (loss) on investments	9,319	(13,327)	572,152	729,191	128,513	(479,530)	(48,562)	(95,655)
Change in unrealized gain (loss) on investments	252,465	193,695	2,097,163	849,980	1,089,829	1,215,314	(1,715,794)	3,025,733
Reinvested capital gains	-	-	-	-	-	-	499,060	57,587

Net increase (decrease) in contract owners’ equity resulting from operations	298,116	222,597	2,962,250	1,895,009	1,378,309	889,467	615,507	5,232,658

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(128)	1,015,174	206,366	267,462	300,815	1,382,824	1,068,455
Transfers between funds	(6,635)	(41,453)	44,702	55,085	1,035,308	(166,572)	1,883,785	(3,842,852)
Surrenders (note 6)	(58,655)	(30,931)	(513,201)	(143,415)	(513,558)	(461,187)	(102,818)	(19,132)
Death Benefits (note 4)	(2,258)	(2,532)	-	(23,008)	(180,898)	(118,184)	(222,812)	(65,085)
Net policy repayments (loans) (note 5)	(17,041)	(37,464)	-	9,350	16,238	98,563	(31,309)	767
Deductions for surrender charges (note 2d)	(66)	(388)	-	-	(6,734)	(8,546)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(34,851)	(36,998)	(153,662)	(133,334)	(200,254)	(175,573)	(441,968)	(417,845)
Asset charges (note 3):
FPVUL & VEL contracts	(4,239)	(4,050)	-	-	(18,674)	(15,264)	(3,259)	(2,556)
MSP contracts	(541)	(453)	-	-	(266)	(320)	-	-
SL contracts or LSFP contracts	(691)	(624)	-	-	(3,404)	(3,079)	-	-
Adjustments to maintain reserves	2	(2)	(253)	77	8	10	180	161

Net equity transactions	(124,975)	(155,023)	392,760	(28,879)	395,228	(549,337)	2,464,623	(3,278,087)

Net change in contract owners’ equity	173,141	67,574	3,355,010	1,866,130	1,773,537	340,130	3,080,130	1,954,571
Contract owners’ equity beginning of period	1,361,447	1,293,873	13,199,367	11,333,237	5,431,168	5,091,038	39,360,480	37,405,909

Contract owners’ equity end of period	$1,534,588	1,361,447	16,554,377	13,199,367	7,204,705	5,431,168	42,440,610	39,360,480

CHANGES IN UNITS:
Beginning units	58,522	65,960	628,537	636,281	366,253	406,154	2,363,034	2,581,564
Units purchased	-	-	70,193	63,920	82,357	34,258	234,522	155,323
Units redeemed	(5,011)	(7,438)	(57,636)	(71,664)	(53,540)	(74,159)	(85,283)	(373,853)

Ending units	53,511	58,522	642,739	628,537	395,070	366,253	2,511,603	2,363,034

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVGI3		FTVFA2		GVMCE		GVGOPS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$568,963	727,657	57,618	9,218	358,784	415,565	(850)	(197)
Realized gain (loss) on investments	190,435	212,683	14,502	10,615	4,490,178	1,142,862	16,435	682
Change in unrealized gain (loss) on investments	(733,691)	653,810	(56,023)	30,587	5,335,962	5,787,288	43,842	(2,130)
Reinvested capital gains	148,341	18,412	84,028	-	4,657,900	-	38,983	4,758

Net increase (decrease) in contract owners’ equity resulting from operations	174,048	1,612,562	100,125	50,420	14,842,824	7,345,715	98,410	3,113

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	385,136	530,663	66,145	16,812	369,703	720,246	39,295	16,151
Transfers between funds	(227,194)	573,889	193,073	44,158	2,681,331	(4,477,696)	474,985	31,324
Surrenders (note 6)	(979,530)	(912,367)	(37,422)	(43,389)	(1,010,662)	(1,516,057)	(32,033)	-
Death Benefits (note 4)	(80,973)	(51,721)	(1,257)	-	(116,713)	(80,939)	-	-
Net policy repayments (loans) (note 5)	(122,118)	144,083	(6,375)	2,101	(1,416)	484,133	(2,889)	-
Deductions for surrender charges (note 2d)	(3,264)	(13,874)	(585)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(363,501)	(383,959)	(22,554)	(16,368)	(533,579)	(514,375)	(8,031)	(4,475)
Asset charges (note 3):
FPVUL & VEL contracts	(29,470)	(28,730)	(2,269)	(1,624)	-	-	(15)	(9)
MSP contracts	(959)	(1,038)	(57)	(128)	-	-	-	-
SL contracts or LSFP contracts	(4,579)	(5,062)	(2)	-	-	-	-	-
Adjustments to maintain reserves	(6)	(2)	(2)	457	(158)	356	(6)	(3)

Net equity transactions	(1,426,458)	(148,118)	188,695	2,019	1,388,506	(5,384,332)	471,306	42,988

Net change in contract owners’ equity	(1,252,410)	1,464,444	288,820	52,439	16,231,330	1,961,383	569,716	46,101
Contract owners’ equity beginning of period	12,346,451	10,882,007	383,969	331,530	45,244,297	43,282,914	49,922	3,821

Contract owners’ equity end of period	$11,094,041	12,346,451	672,789	383,969	61,475,627	45,244,297	619,638	49,922

CHANGES IN UNITS:
Beginning units	606,188	614,756	35,375	35,227	1,843,696	2,084,386	4,758	434
Units purchased	19,511	61,228	20,675	3,571	114,604	32,074	51,766	4,773
Units redeemed	(89,768)	(69,796)	(5,970)	(3,423)	(66,999)	(272,764)	(11,571)	(449)

Ending units	535,931	606,188	50,080	35,375	1,889,614	1,843,696	44,812	4,758

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SBVSG		BNCAI		AMTB		AMGP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(7,455)	4,273	23,452	89,359	76,739	108,811	6,547	220
Realized gain (loss) on investments	171,098	35,778	3,030,022	1,555,523	(2,344)	(9,915)	77,627	439,571
Change in unrealized gain (loss) on investments	906,060	64,183	(267,104)	(452,578)	(51,767)	69,385	165,557	(299,572)
Reinvested capital gains	390,777	72,565	888,074	504,733	-	-	50,106	6,370

Net increase (decrease) in contract owners’ equity resulting from operations	1,460,480	176,799	3,674,444	1,697,037	22,628	168,281	299,837	146,589

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	507,247	202,709	234,496	337,498	186,327	226,442	426	411
Transfers between funds	2,253,409	1,030,811	456,748	(1,534,342)	335,597	68,134	311,264	(1,164,659)
Surrenders (note 6)	(73,559)	(29,989)	(3,687,676)	(609,547)	(350,711)	(359,708)	(232,936)	(88,915)
Death Benefits (note 4)	(20,813)	(229)	(32,310)	(32,121)	(4,383)	(5,097)	(3,995)	(7,236)
Net policy repayments (loans) (note 5)	(11,484)	(7,657)	-	83,748	(33,603)	(15,257)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(1,319)	(4,337)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,874)	(29,846)	(139,561)	(158,578)	(226,366)	(241,717)	(10,556)	(22,101)
Asset charges (note 3):
FPVUL & VEL contracts	(558)	(217)	(279)	(675)	(13,126)	(13,652)	-	-
MSP contracts	-	-	-	-	(535)	(602)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,810)	(1,855)	-	-
Adjustments to maintain reserves	324	(291)	(161)	(453)	(1)	3	(61)	9

Net equity transactions	2,584,692	1,165,291	(3,168,743)	(1,914,470)	(109,930)	(347,646)	64,142	(1,282,491)

Net change in contract owners’ equity	4,045,172	1,342,090	505,701	(217,433)	(87,302)	(179,365)	363,979	(1,135,902)
Contract owners’ equity beginning of period	2,120,145	778,055	10,140,811	10,358,244	3,652,892	3,832,257	810,864	1,946,766

Contract owners’ equity end of period	$6,165,317	2,120,145	10,646,512	10,140,811	3,565,590	3,652,892	1,174,843	810,864

CHANGES IN UNITS:
Beginning units	168,989	73,805	404,574	487,615	299,031	328,162	49,333	134,353
Units purchased	177,249	112,152	38,076	15,027	44,331	27,844	15,543	2,558
Units redeemed	(11,513)	(16,968)	(139,319)	(98,068)	(53,267)	(56,975)	(13,321)	(87,578)

Ending units	334,875	168,989	303,601	404,574	290,095	299,031	51,556	49,333

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMCG		AMTP		AMRI		AMFAS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(6,511)	(9,395)	9,816	7,625	47,139	15,268	(2,404)	(2,471)
Realized gain (loss) on investments	546,575	764,825	460,320	60,470	162,618	421,324	157,558	356,593
Change in unrealized gain (loss) on investments	292,896	(235,283)	(109,936)	374,486	1,259,192	(923,280)	642,040	(160,603)
Reinvested capital gains	-	-	-	-	-	1,072,799	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	832,960	520,147	360,200	442,581	1,468,949	586,111	797,194	193,519

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	44,401	205,899	44,274	62,611	17,477	72,646	34,054	53,554
Transfers between funds	(288,184)	(1,767,394)	(1,162,995)	(1,584,531)	(378,130)	(378,112)	798,250	(640,144)
Surrenders (note 6)	(675,892)	(389,312)	(471,358)	(49,472)	-	(55,534)	(163,700)	(51,415)
Death Benefits (note 4)	(11,671)	-	-	(1,792)	-	-	-	(6,444)
Net policy repayments (loans) (note 5)	(163)	(176)	(22,999)	(10,918)	-	(15)	(10,863)	5,105
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(650)	1,464
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,050)	(87,552)	(19,035)	(85,626)	(42,833)	(48,108)	(42,003)	(47,534)
Asset charges (note 3):
FPVUL & VEL contracts	(8)	8	(382)	(1,705)	(429)	(437)	(3,071)	(3,260)
MSP contracts	-	-	-	-	-	-	(65)	(99)
SL contracts or LSFP contracts	-	(8)	-	-	-	-	(260)	(132)
Adjustments to maintain reserves	109	96	(180)	(1,073)	368	(321)	(80)	11

Net equity transactions	(970,458)	(2,038,439)	(1,632,675)	(1,672,506)	(403,547)	(409,881)	611,612	(688,894)

Net change in contract owners’ equity	(137,498)	(1,518,292)	(1,272,475)	(1,229,925)	1,065,402	176,230	1,408,806	(495,375)
Contract owners’ equity beginning of period	3,073,903	4,592,195	2,316,303	3,546,228	4,307,792	4,131,562	1,668,533	2,163,908

Contract owners’ equity end of period	$2,936,405	3,073,903	1,043,828	2,316,303	5,373,194	4,307,792	3,077,339	1,668,533

CHANGES IN UNITS:
Beginning units	203,445	347,445	144,447	255,553	380,913	421,080	115,055	162,045
Units purchased	2,680	14,386	2,442	5,268	8,343	6,630	42,289	3,534
Units redeemed	(58,784)	(158,386)	(97,641)	(116,374)	(41,598)	(46,797)	(11,644)	(50,524)

Ending units	147,342	203,445	49,246	144,447	347,690	380,913	145,700	115,055

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMSRS		OVGR		OVGS3		OVGS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$19,210	5,455	127,020	86,915	242,423	329,528	623,081	896,380
Realized gain (loss) on investments	185,853	(66,306)	1,927,411	2,508,107	96,421	(586,647)	1,380,542	(1,279,033)
Change in unrealized gain (loss) on investments	658,644	324,070	2,378,329	(146,105)	3,957,292	3,186,789	10,477,399	8,759,545
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	863,707	263,219	4,432,760	2,448,917	4,296,136	2,929,670	12,481,022	8,376,892

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	112,733	132,749	414,505	494,335	1,610,215	1,253,719	1,733,659	1,273,550
Transfers between funds	(17,446)	(171,397)	(3,678,577)	(1,407,114)	1,051,472	(978,167)	1,197,747	(3,204,546)
Surrenders (note 6)	(150,626)	(282,506)	(1,220,462)	(2,522,021)	(1,583,344)	(1,622,743)	(1,721,610)	(1,641,068)
Death Benefits (note 4)	(19,715)	(60,529)	(53,132)	(42,516)	(69,798)	(42,995)	(143,790)	(66,888)
Net policy repayments (loans) (note 5)	(11,156)	(42)	33,867	576,684	(62,134)	66,277	(415,226)	(127,616)
Deductions for surrender charges (note 2d)	(3,554)	(7,802)	(219)	-	(10,461)	(9,069)	(1,432)	(3,938)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(106,877)	(105,548)	(306,610)	(392,618)	(701,101)	(676,872)	(906,372)	(846,509)
Asset charges (note 3):
FPVUL & VEL contracts	(9,303)	(8,554)	(168)	(116)	(63,101)	(55,680)	(35,398)	(30,823)
MSP contracts	(436)	(473)	-	-	(4,056)	(3,421)	(1,274)	(1,170)
SL contracts or LSFP contracts	(978)	(988)	-	(29)	(8,171)	(7,333)	(3,907)	(3,665)
Adjustments to maintain reserves	70	(8)	5,131	2,377	(112)	(69)	19	205

Net equity transactions	(207,288)	(505,098)	(4,805,665)	(3,291,018)	159,409	(2,076,353)	(297,584)	(4,652,468)

Net change in contract owners’ equity	656,419	(241,879)	(372,905)	(842,101)	4,455,545	853,317	12,183,438	3,724,424
Contract owners’ equity beginning of period	2,357,202	2,599,081	17,867,476	18,709,577	15,569,771	14,716,454	46,222,872	42,498,448

Contract owners’ equity end of period	$3,013,621	2,357,202	17,494,571	17,867,476	20,025,316	15,569,771	58,406,310	46,222,872

CHANGES IN UNITS:
Beginning units	122,284	149,636	1,524,196	1,809,119	957,445	1,097,060	2,734,473	3,043,484
Units purchased	6,771	8,517	55,349	48,654	138,713	100,236	261,477	83,269
Units redeemed	(15,440)	(35,869)	(417,496)	(333,577)	(129,089)	(239,851)	(284,021)	(392,280)

Ending units	113,615	122,284	1,162,020	1,524,196	967,069	957,445	2,717,740	2,734,473

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVIG		OVGI		OVSC		OVAG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(138)	-	303,013	238,289	55,301	24,833	(9,582)	(11,714)
Realized gain (loss) on investments	3,455	-	799,595	343,759	961,743	122,438	1,142,692	705,073
Change in unrealized gain (loss) on investments	28,836	-	6,763,774	3,392,518	835,090	575,285	6,622,210	2,940,005
Reinvested capital gains	-	-	-	-	72,803	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,153	-	7,866,382	3,974,566	1,924,937	722,556	7,755,320	3,633,364

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,013	-	1,298,703	1,363,729	1,347,529	273,555	1,333,884	1,503,020
Transfers between funds	533,661	-	(207,093)	(533,370)	606,866	(184,273)	(932,027)	(1,586,853)
Surrenders (note 6)	-	-	(2,228,756)	(1,484,288)	(1,370,738)	(280,217)	(2,056,439)	(1,775,054)
Death Benefits (note 4)	-	-	(110,658)	(173,933)	(27,022)	(18,355)	(78,916)	(97,014)
Net policy repayments (loans) (note 5)	-	-	(80,290)	(19,809)	35,775	(36,630)	34,367	214,139
Deductions for surrender charges (note 2d)	-	-	(7,549)	(11,730)	(5,662)	(7,271)	(89)	(4,468)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,234)	-	(1,201,945)	(1,229,048)	(216,024)	(198,802)	(1,143,708)	(1,211,232)
Asset charges (note 3):
FPVUL & VEL contracts	(70)	-	(95,297)	(88,246)	(19,720)	(15,987)	(84,569)	(80,892)
MSP contracts	-	-	(3,579)	(3,090)	(464)	(363)	(1,388)	(1,405)
SL contracts or LSFP contracts	-	-	(7,142)	(6,931)	(2,848)	(2,363)	(3,791)	(3,769)
Adjustments to maintain reserves	2	-	(104)	3	17	(2)	19,123	(893)

Net equity transactions	561,372	-	(2,643,710)	(2,186,713)	347,709	(470,708)	(2,913,553)	(3,044,421)

Net change in contract owners’ equity	593,525	-	5,222,672	1,787,853	2,272,646	251,848	4,841,767	588,943
Contract owners’ equity beginning of period	-	-	26,173,622	24,385,769	4,394,613	4,142,765	23,239,276	22,650,333

Contract owners’ equity end of period	$593,525	-	31,396,294	26,173,622	6,667,259	4,394,613	28,081,043	23,239,276

CHANGES IN UNITS:
Beginning units	-	-	1,674,156	1,822,719	174,944	194,582	1,587,180	1,811,076
Units purchased	51,717	-	87,107	110,463	34,709	13,098	111,415	109,680
Units redeemed	(390)	-	(233,157)	(259,026)	(21,435)	(32,736)	(281,686)	(333,576)

Ending units	51,327	-	1,526,979	1,674,156	188,218	174,944	1,422,801	1,587,180

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVSB		PMVAAA		PMVFBA		PMVLGA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$181,697	138,134	1,218,275	958,325	53,224	134,266	22,282	7,962
Realized gain (loss) on investments	(37,649)	10,126	214,098	15,255	(114,267)	97,018	(53,157)	52,397
Change in unrealized gain (loss) on investments	(69,435)	9,646	(1,479,642)	950,375	(150,954)	(168,660)	(171,211)	(82,091)
Reinvested capital gains	-	25,947	-	-	29,700	47,707	81,481	39,644

Net increase (decrease) in contract owners’ equity resulting from operations	74,613	183,853	(47,269)	1,923,955	(182,297)	110,331	(120,605)	17,912

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	161,624	23,507	587,800	405,937	73,596	79,348	178,611	3,390
Transfers between funds	11,529,173	(474,074)	1,405,936	20,604,643	1,520,632	(356,931)	1,356,026	8,120
Surrenders (note 6)	(422,473)	(27,520)	(567,999)	(469,507)	(410,086)	(249,221)	-	-
Death Benefits (note 4)	(13,104)	(2,935)	(139,080)	(39,305)	(22,381)	(20,486)	-	-
Net policy repayments (loans) (note 5)	(64,814)	4,514	(51,956)	1,473	(640)	(29,180)	(6,238)	(17,174)
Deductions for surrender charges (note 2d)	(1,657)	(273)	-	-	(7,478)	(655)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(109,829)	(28,011)	(346,510)	(158,140)	(103,498)	(97,084)	(21,028)	(14,455)
Asset charges (note 3):
FPVUL & VEL contracts	(7,452)	(1,381)	(4,662)	(1,660)	(7,930)	(4,642)	-	-
MSP contracts	(92)	(18)	-	-	(29)	(28)	-	-
SL contracts or LSFP contracts	(10,609)	(122)	-	-	(984)	(1,359)	-	-
Adjustments to maintain reserves	(13)	(15)	(49)	100	(28)	157	81	39

Net equity transactions	11,060,754	(506,328)	883,480	20,343,541	1,041,174	(680,081)	1,507,452	(20,080)

Net change in contract owners’ equity	11,135,367	(322,475)	836,211	22,267,496	858,877	(569,750)	1,386,847	(2,168)
Contract owners’ equity beginning of period	1,866,129	2,188,604	25,602,177	3,334,681	2,127,709	2,697,459	411,188	413,356

Contract owners’ equity end of period	$13,001,496	1,866,129	26,438,388	25,602,177	2,986,586	2,127,709	1,798,035	411,188

CHANGES IN UNITS:
Beginning units	140,055	188,028	1,420,335	211,585	154,021	205,816	29,236	30,627
Units purchased	865,457	141,928	184,123	1,249,481	129,914	12,288	120,557	11,897
Units redeemed	(28,445)	(189,901)	(124,232)	(40,731)	(52,720)	(64,083)	(2,424)	(13,288)

Ending units	977,067	140,055	1,466,038	1,420,335	231,139	154,021	147,258	29,236

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVLDA		PMVRRA		PMVTRA		PIVEMI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$684,185	971,127	1,555,178	1,037,293	8,756,989	9,769,888	13,799	5,256
Realized gain (loss) on investments	343,633	922,417	1,152,924	4,917,466	1,512,291	4,046,556	(59,815)	(237,394)
Change in unrealized gain (loss) on investments	(1,169,651)	1,238,479	(14,342,737)	(2,418,651)	(23,579,056)	14,162,170	24,038	373,467
Reinvested capital gains	-	-	792,718	6,195,039	3,716,337	8,219,576	-	44,847

Net increase (decrease) in contract owners’ equity resulting from operations	(141,833)	3,132,023	(10,841,917)	9,731,147	(9,593,439)	36,198,190	(21,978)	186,176

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,034,203	1,864,987	4,360,070	3,835,087	10,107,654	9,334,693	97,846	170,349
Transfers between funds	10,463,560	(7,148,402)	(9,270,754)	(6,161,189)	448,202	23,284,724	(107,571)	(305,700)
Surrenders (note 6)	(1,921,292)	(8,948,394)	(2,161,408)	(2,062,670)	(7,254,435)	(9,448,396)	(50,036)	(39,577)
Death Benefits (note 4)	(59,672)	(251,367)	(192,663)	(177,232)	(1,667,669)	(687,582)	-	(1,155)
Net policy repayments (loans) (note 5)	573,636	937,693	(158,584)	46,681	(475,868)	(199,475)	-	5,666
Deductions for surrender charges (note 2d)	(2,285)	(628)	-	-	(368)	(1,989)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(953,577)	(1,050,617)	(1,350,464)	(1,507,508)	(4,926,736)	(4,960,686)	(31,701)	(42,688)
Asset charges (note 3):
FPVUL & VEL contracts	(23,978)	(22,465)	(7,953)	(6,823)	(47,459)	(33,672)	(1,055)	(1,322)
MSP contracts	(1,040)	(1,026)	-	-	-	-	-	-
SL contracts or LSFP contracts	(3,630)	(3,136)	-	-	-	-	-	-
Adjustments to maintain reserves	1,115	3,741	2,214	(824)	24,626	28,233	(5)	(2)

Net equity transactions	12,107,040	(14,619,614)	(8,779,542)	(6,034,478)	(3,792,053)	17,315,850	(92,522)	(214,429)

Net change in contract owners’ equity	11,965,207	(11,487,591)	(19,621,459)	3,696,669	(13,385,492)	53,514,040	(114,500)	(28,253)
Contract owners’ equity beginning of period	51,151,896	62,639,487	116,545,395	112,848,726	434,553,540	381,039,500	1,577,304	1,605,557

Contract owners’ equity end of period	$63,117,103	51,151,896	96,923,936	116,545,395	421,168,048	434,553,540	1,462,804	1,577,304

CHANGES IN UNITS:
Beginning units	3,426,127	4,435,185	5,891,396	6,190,538	22,903,897	21,977,687	209,227	238,075
Units purchased	1,017,122	501,797	234,904	341,040	1,055,073	1,674,373	13,305	24,164
Units redeemed	(187,737)	(1,510,855)	(723,382)	(640,182)	(1,324,153)	(748,163)	(24,453)	(53,012)

Ending units	4,244,504	3,426,127	5,409,910	5,891,396	22,671,205	22,903,897	198,081	209,227

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PIHYB1		PVGIB		PVTIGB		PVTSCB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$362,649	659,991	16,492	12,418	14,504	19,943	23	8
Realized gain (loss) on investments	34,094	(10,758)	143,773	17,455	57,724	(152,133)	569	848
Change in unrealized gain (loss) on investments	(9,948)	423,803	129,299	103,096	184,489	312,201	755	517
Reinvested capital gains	413,499	611,210	-	-	-	-	54	-

Net increase (decrease) in contract owners’ equity resulting from operations	800,294	1,684,246	289,564	132,969	256,717	180,011	1,401	1,373

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	381,632	249,346	51,747	53,865	36,015	55,258	1,700	155
Transfers between funds	(1,810,100)	(3,336,330)	141,513	(5,747)	15,704	1,598	4,254	(7,913)
Surrenders (note 6)	(508,031)	(728,870)	(38,410)	(32,940)	(50,959)	(119,461)	(231)	(1,049)
Death Benefits (note 4)	(4,707)	(45,552)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(8,690)	48,453	(163,174)	(30,223)	(15,227)	12,523	-	-
Deductions for surrender charges (note 2d)	-	-	(506)	(667)	(235)	(952)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(122,872)	(175,006)	(50,352)	(39,161)	(50,882)	(45,617)	(161)	(184)
Asset charges (note 3):
FPVUL & VEL contracts	(1,019)	(589)	(3,704)	(3,078)	(3,237)	(3,040)	-	-
MSP contracts	-	-	(39)	(32)	(11)	(84)	-	-
SL contracts or LSFP contracts	-	-	(360)	(240)	(243)	(202)	-	-
Adjustments to maintain reserves	4,303	49,810	(10)	9	(15)	1	4	(2)

Net equity transactions	(2,069,484)	(3,938,738)	(63,295)	(58,214)	(69,090)	(99,976)	5,566	(8,993)

Net change in contract owners’ equity	(1,269,190)	(2,254,492)	226,269	74,755	187,627	80,035	6,967	(7,620)
Contract owners’ equity beginning of period	7,633,325	9,887,817	767,445	692,690	954,407	874,372	2,964	10,584

Contract owners’ equity end of period	$6,364,135	7,633,325	993,714	767,445	1,142,034	954,407	9,931	2,964

CHANGES IN UNITS:
Beginning units	320,179	480,450	46,906	50,439	53,095	59,303	299	1,253
Units purchased	28,768	25,297	12,627	4,168	2,453	3,846	615	18
Units redeemed	(110,980)	(185,568)	(14,768)	(7,701)	(5,939)	(10,054)	(194)	(972)

Ending units	238,255	320,179	44,765	46,906	49,608	53,095	720	299

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PVTVB		ACGI		ACEG		AVBVI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$10,749	5,665	50,776	45,577	3,847	-	5,809	8,585
Realized gain (loss) on investments	9,260	20,137	155,776	5,733	9,583	(10,657)	90,525	31,721
Change in unrealized gain (loss) on investments	504,027	191,874	913,481	278,485	292,019	(17,932)	66,097	73,113
Reinvested capital gains	-	-	35,714	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	524,036	217,676	1,155,747	329,795	305,449	(28,589)	162,431	113,419

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	191,969	114,123	59,107	42,176	70,638	56,385	22,642	8,810
Transfers between funds	209,851	(538,770)	(236,972)	1,410,572	137,165	852,239	(235,494)	5,181
Surrenders (note 6)	(56,960)	(77,991)	(54,091)	-	(57,746)	(33,929)	(98,364)	(115,851)
Death Benefits (note 4)	(153)	(39,863)	-	-	(555)	-	-	(538)
Net policy repayments (loans) (note 5)	22,022	(18,480)	(98)	(992)	(16,602)	(4,664)	(1,647)	(5,123)
Deductions for surrender charges (note 2d)	(158)	(1,085)	-	-	(1,653)	(1,256)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(48,938)	(60,193)	(42,763)	(32,974)	(49,597)	(34,972)	(10,749)	(19,803)
Asset charges (note 3):
FPVUL & VEL contracts	(4,782)	(5,017)	(93)	(77)	(3,713)	(2,448)	-	1
MSP contracts	(488)	(427)	-	-	(191)	(111)	-	-
SL contracts or LSFP contracts	(637)	(1,338)	-	-	(239)	(153)	-	(2)
Adjustments to maintain reserves	19	(13)	23	27	423	1,781	(29)	(7)

Net equity transactions	311,745	(629,054)	(274,887)	1,418,732	77,930	832,872	(323,641)	(127,332)

Net change in contract owners’ equity	835,781	(411,378)	880,860	1,748,527	383,379	804,283	(161,210)	(13,913)
Contract owners’ equity beginning of period	1,137,933	1,549,311	3,531,500	1,782,973	804,283	-	691,134	705,047

Contract owners’ equity end of period	$1,973,714	1,137,933	4,412,360	3,531,500	1,187,662	804,283	529,924	691,134

CHANGES IN UNITS:
Beginning units	66,439	103,328	306,238	176,833	82,490	-	45,186	54,159
Units purchased	19,016	11,327	7,097	132,500	16,835	90,841	1,296	6,105
Units redeemed	(5,277)	(48,216)	(27,338)	(3,095)	(12,402)	(8,351)	(20,607)	(15,078)

Ending units	80,179	66,439	286,045	306,238	86,923	82,490	25,874	45,186

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVHY1		AVIE		AVMCCI		ROCMC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$426,717	414,626	505,885	500,285	5,546	(1,200)	56,402	(98,249)
Realized gain (loss) on investments	444,120	52,982	1,374,988	2,291,229	24,906	3,235	(454,604)	7,177,406
Change in unrealized gain (loss) on investments	(221,996)	755,725	6,629,746	2,695,361	170,187	73,852	4,935,996	(4,752,250)
Reinvested capital gains	-	-	-	-	83,817	9,920	639,204	886,619

Net increase (decrease) in contract owners’ equity resulting from operations	648,841	1,223,333	8,510,619	5,486,875	284,456	85,807	5,176,998	3,213,526

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	146,862	293,870	1,943,097	1,423,673	57,790	52,626	1,385,704	1,836,995
Transfers between funds	240,536	1,731,252	4,100,632	3,532,290	58,964	606,298	(19,174,429)	(8,294,417)
Surrenders (note 6)	(281,010)	(180,590)	(833,895)	(3,298,790)	(9,470)	(2,087)	(1,519,716)	(3,247,544)
Death Benefits (note 4)	(38,287)	(29,544)	(120,825)	(97,506)	-	-	(53,533)	(87,184)
Net policy repayments (loans) (note 5)	(71,820)	(7,012)	(19,413)	542,839	1	-	(159)	58,784
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(99,085)	(87,378)	(589,749)	(527,292)	(19,439)	(12,785)	(380,336)	(612,504)
Asset charges (note 3):
FPVUL & VEL contracts	(798)	(1,194)	(1,980)	(1,590)	(184)	(34)	(2,508)	(3,005)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(1,931)	58	(177)	(111)	9	(12)	(406)	272

Net equity transactions	(105,533)	1,719,462	4,477,690	1,573,513	87,671	644,006	(19,745,383)	(10,348,603)

Net change in contract owners’ equity	543,308	2,942,795	12,988,309	7,060,388	372,127	729,813	(14,568,385)	(7,135,077)
Contract owners’ equity beginning of period	9,888,749	6,945,954	42,304,002	35,243,614	981,528	251,715	39,796,745	46,931,822

Contract owners’ equity end of period	$10,432,057	9,888,749	55,292,311	42,304,002	1,353,655	981,528	25,228,360	39,796,745

CHANGES IN UNITS:
Beginning units	791,083	649,726	2,122,930	2,039,047	66,547	18,883	1,529,776	1,937,636
Units purchased	54,035	172,518	327,171	271,688	8,339	48,942	51,434	87,848
Units redeemed	(57,787)	(31,161)	(128,486)	(187,805)	(3,576)	(1,278)	(789,261)	(495,708)

Ending units	781,618	791,083	2,336,984	2,122,930	71,330	66,547	803,412	1,529,776

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ROCSC		RVARS		TREI2		TRHS2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(2,663)	(2,529)	-	-	693,721	978,870	(18,586)	(10,898)
Realized gain (loss) on investments	382,956	(32,530)	(10)	-	4,603,810	8,046,398	1,391,919	583,767
Change in unrealized gain (loss) on investments	(11,604)	246,246	654	-	10,566,494	(469,846)	4,201,937	1,287,372
Reinvested capital gains	-	58,574	-	-	-	-	813,844	181,641

Net increase (decrease) in contract owners’ equity resulting from operations	368,689	269,761	644	-	15,864,025	8,555,422	6,389,114	2,041,882

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(54)	97	108	-	2,299,641	1,833,784	516,924	228,034
Transfers between funds	(2,703,962)	(158,651)	167,949	-	4,949,688	(9,821,854)	5,163,404	3,125,355
Surrenders (note 6)	(28,834)	(62,984)	-	-	(3,701,593)	(5,090,653)	(1,140,030)	(279,220)
Death Benefits (note 4)	(3,612)	(10,136)	-	-	(145,356)	(101,230)	(28,005)	(32,726)
Net policy repayments (loans) (note 5)	-	-	(365)	-	(58,766)	524,581	(144,605)	(89,226)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(3,455)	(2,154)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,914)	(18,244)	(140)	-	(899,116)	(883,582)	(396,174)	(211,384)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(45)	-	(3,637)	(2,933)	(20,503)	(11,180)
MSP contracts	-	-	-	-	-	-	(569)	(294)
SL contracts or LSFP contracts	-	-	-	-	-	-	(4,161)	(1,400)
Adjustments to maintain reserves	14	8	(5)	-	(39)	(372)	73	37

Net equity transactions	(2,747,362)	(249,910)	167,502	-	2,440,822	(13,542,259)	3,942,899	2,725,842

Net change in contract owners’ equity	(2,378,673)	19,851	168,146	-	18,304,847	(4,986,837)	10,332,013	4,767,724
Contract owners’ equity beginning of period	2,378,673	2,358,822	-	-	53,102,114	58,088,951	10,624,734	5,857,010

Contract owners’ equity end of period	$-	2,378,673	168,146	-	71,406,961	53,102,114	20,956,747	10,624,734

CHANGES IN UNITS:
Beginning units	184,649	205,572	-	-	2,782,361	3,550,013	685,053	494,264
Units purchased	-	-	16,878	-	333,397	110,934	299,224	237,769
Units redeemed	(184,327)	(20,923)	(56)	-	(215,987)	(878,586)	(79,930)	(46,980)

Ending units	-	184,649	16,822	-	2,898,250	2,782,361	898,513	685,053

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRLT1		TRMCG2		TRNAG1		TRPSB1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$79,825	25,715	(61,346)	(55,913)	(77,882)	99,820	42,580	62,629
Realized gain (loss) on investments	(27,862)	(3,184)	(91,832)	1,573,337	1,813,457	827,755	216,051	37,760
Change in unrealized gain (loss) on investments	84	(3,170)	6,022,061	(506,882)	4,278,696	2,200,732	60,941	220,545
Reinvested capital gains	-	4,780	2,435,549	2,196,415	6,309,586	207,221	228,295	107,742

Net increase (decrease) in contract owners’ equity resulting from operations	52,047	24,141	8,304,432	3,206,957	12,323,857	3,335,528	547,867	428,676

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	876,849	450,810	174,153	323,174	2,669,976	2,215,774	177,625	180,689
Transfers between funds	11,386,611	1,547,000	(817,593)	(3,749,882)	(1,245,070)	8,238,783	(779,772)	802,071
Surrenders (note 6)	-	-	(721,634)	(2,327,406)	(4,413,156)	(836,617)	(37,974)	(343,882)
Death Benefits (note 4)	(1,357)	(8,394)	(42,490)	(85,728)	(124,790)	(67,023)	-	-
Net policy repayments (loans) (note 5)	(4,913)	(266)	-	645,764	(182,201)	(36,605)	(18,304)	4,171
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(92,492)	(24,745)	(232,369)	(279,660)	(589,015)	(467,662)	(37,393)	(38,954)
Asset charges (note 3):
FPVUL & VEL contracts	(70)	(38)	-	-	(9,402)	(4,707)	(850)	(672)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(390)	(48)	(267)	215	(25)	228	4	24

Net equity transactions	12,164,238	1,964,319	(1,640,200)	(5,473,523)	(3,893,683)	9,042,171	(696,664)	603,447

Net change in contract owners’ equity	12,216,285	1,988,460	6,664,232	(2,266,566)	8,430,174	12,377,699	(148,797)	1,032,123
Contract owners’ equity beginning of period	2,382,554	394,094	23,729,275	25,995,841	34,439,125	22,061,426	3,988,841	2,956,718

Contract owners’ equity end of period	$14,598,839	2,382,554	30,393,507	23,729,275	42,869,299	34,439,125	3,840,044	3,988,841

CHANGES IN UNITS:
Beginning units	230,839	39,025	815,148	1,012,297	2,050,836	1,483,224	306,888	261,403
Units purchased	1,194,900	195,283	6,643	12,952	175,102	659,250	23,461	87,708
Units redeemed	(9,585)	(3,469)	(59,511)	(210,101)	(374,609)	(91,638)	(79,567)	(42,223)

Ending units	1,416,096	230,839	767,584	815,148	1,851,100	2,050,836	250,814	306,888

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRBCGP		VWEM		VWHA		VVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4,445)	91	234,763	(12,534)	236,691	207,042	106,590	92,504
Realized gain (loss) on investments	35,795	(2)	1,206,280	1,673,137	(2,083,713)	1,309,554	91,903	272,511
Change in unrealized gain (loss) on investments	1,153,496	(69)	147,621	2,222,411	5,261,913	(3,652,443)	659,146	118,575
Reinvested capital gains	-	-	-	-	839,369	4,029,357	102,897	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,184,846	20	1,588,664	3,883,014	4,254,260	1,893,510	960,536	483,590

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	634,015	-	305,443	391,274	4,209,550	1,743,405	86	78
Transfers between funds	6,433,495	80,133	(389,385)	(1,537,915)	(4,980,878)	(6,925,010)	863,355	763,187
Surrenders (note 6)	(16,389)	-	(1,948,973)	(1,247,169)	(2,524,046)	(1,381,536)	(187,350)	(117,473)
Death Benefits (note 4)	-	-	(78,540)	(81,227)	(131,168)	(107,500)	(15,094)	(17,562)
Net policy repayments (loans) (note 5)	(7,709)	-	(55,213)	262,877	(118,715)	67,525	-	-
Deductions for surrender charges (note 2d)	-	-	(28)	(744)	(188)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,891)	(121)	(395,538)	(469,991)	(721,276)	(797,193)	(41,068)	(30,933)
Asset charges (note 3):
FPVUL & VEL contracts	(15)	-	(26,942)	(26,800)	(28,695)	(29,316)	-	-
MSP contracts	-	-	(436)	(462)	(607)	(749)	-	-
SL contracts or LSFP contracts	-	-	(2,961)	(2,544)	(2,117)	(2,579)	-	-
Adjustments to maintain reserves	9	(1)	(278)	98	(127)	(186)	12	25

Net equity transactions	7,002,515	80,011	(2,592,851)	(2,712,603)	(4,298,267)	(7,433,139)	619,941	597,322

Net change in contract owners’ equity	8,187,361	80,031	(1,004,187)	1,170,411	(44,007)	(5,539,629)	1,580,477	1,080,912
Contract owners’ equity beginning of period	80,031	-	15,749,369	14,578,958	42,827,287	48,366,916	4,558,352	3,477,440

Contract owners’ equity end of period	$8,267,392	80,031	14,745,182	15,749,369	42,783,280	42,827,287	6,138,829	4,558,352

CHANGES IN UNITS:
Beginning units	7,887	-	421,121	500,671	956,384	1,097,201	371,867	318,666
Units purchased	575,917	7,899	13,831	19,563	111,388	74,100	79,574	67,258
Units redeemed	(5,156)	(12)	(82,043)	(99,113)	(196,746)	(214,917)	(17,680)	(14,057)

Ending units	578,648	7,887	354,185	421,121	877,892	956,384	418,598	371,867

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VVDV		VVI		VVMCI		VVREI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$292,454	45,663	57,115	82,602	90,115	77,224	32,621	33,981
Realized gain (loss) on investments	472,487	363,470	191,009	214,008	378,143	39,495	104,563	46,946
Change in unrealized gain (loss) on investments	3,069,193	769,193	776,481	461,961	2,698,889	840,782	(182,073)	138,516
Reinvested capital gains	-	-	-	-	358,399	246,150	47,008	65,623

Net increase (decrease) in contract owners’ equity resulting from operations	3,834,134	1,178,326	1,024,605	758,571	3,525,546	1,203,651	2,119	285,066

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(5)	548	420	(280)	441	109	97	100
Transfers between funds	(149,295)	10,566,488	172,599	(117,121)	3,576,158	1,117,221	5,265,653	79,083
Surrenders (note 6)	(504,950)	(284,711)	(161,926)	(115,578)	(406,015)	(245,236)	(117,312)	(49,206)
Death Benefits (note 4)	(43,478)	(43,388)	(13,944)	(18,424)	(31,483)	(36,945)	(5,562)	(7,752)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(113,854)	(54,136)	(36,482)	(32,642)	(87,287)	(65,754)	(21,764)	(13,635)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	39	62	5	37	15	57	(4)	17

Net equity transactions	(811,543)	10,184,863	(39,328)	(284,008)	3,051,829	769,452	5,121,108	8,607

Net change in contract owners’ equity	3,022,591	11,363,189	985,277	474,563	6,577,375	1,973,103	5,123,227	293,673
Contract owners’ equity beginning of period	13,576,102	2,212,913	4,438,353	3,963,790	9,365,695	7,392,592	1,850,006	1,556,333

Contract owners’ equity end of period	$16,598,693	13,576,102	5,423,630	4,438,353	15,943,070	9,365,695	6,973,233	1,850,006

CHANGES IN UNITS:
Beginning units	1,259,787	238,735	471,330	504,659	802,681	732,274	140,656	138,701
Units purchased	-	1,057,688	21,034	-	260,837	102,095	393,895	7,511
Units redeemed	(66,527)	(36,636)	(20,208)	(33,329)	(36,764)	(31,688)	(10,633)	(5,556)

Ending units	1,192,808	1,259,787	468,254	471,330	1,014,767	802,681	519,163	140,656

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VVSTC		VVSCG		VVHGB		WRASP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$84,371	110,350	(3,417)	-	183,066	190,032	191,524	135,810
Realized gain (loss) on investments	9,592	19,714	8,811	-	(9,148)	15,220	942,727	310,272
Change in unrealized gain (loss) on investments	(93,450)	68,358	635,604	-	(466,959)	(3,229)	2,417,541	1,753,592
Reinvested capital gains	35,901	-	-	-	88,628	67,969	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,414	198,422	640,998	-	(204,413)	269,992	3,551,792	2,199,674

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	41	56	280	-	157	192	1,515,676	861,333
Transfers between funds	(1,102,440)	1,415,441	3,913,504	-	1,392,415	1,121,074	(1,210,490)	1,426,787
Surrenders (note 6)	(137,742)	(142,422)	(69,300)	-	(250,154)	(198,318)	(1,575,098)	(621,037)
Death Benefits (note 4)	(14,631)	(21,259)	(4,690)	-	(21,596)	(30,792)	(18,762)	(5,925)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(114,235)	(55,088)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(4,750)	(3,838)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(34,326)	(36,584)	(10,772)	-	(60,099)	(54,296)	(501,770)	(445,956)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(38,746)	(32,296)
MSP contracts	-	-	-	-	-	-	(791)	(659)
SL contracts or LSFP contracts	-	-	-	-	-	-	(3,943)	(3,191)
Adjustments to maintain reserves	(1)	37	(6)	-	(7)	63	944	25

Net equity transactions	(1,289,099)	1,215,269	3,829,016	-	1,060,716	837,923	(1,951,965)	1,120,155

Net change in contract owners’ equity	(1,252,685)	1,413,691	4,470,014	-	856,303	1,107,915	1,599,827	3,319,829
Contract owners’ equity beginning of period	5,961,111	4,547,420	-	-	7,308,939	6,201,024	14,446,242	11,126,413

Contract owners’ equity end of period	$4,708,426	5,961,111	4,470,014	-	8,165,242	7,308,939	16,046,069	14,446,242

CHANGES IN UNITS:
Beginning units	491,102	390,379	-	-	658,202	579,704	1,146,952	1,052,778
Units purchased	-	117,372	273,750	-	138,888	104,132	107,295	225,359
Units redeemed	(98,003)	(16,649)	(5,674)	-	(30,701)	(25,634)	(236,754)	(131,185)

Ending units	384,564	491,102	268,075	-	754,096	658,202	1,017,541	1,146,952

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRGP		WRHIP		WRMCG		WRRESP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,460	(1,949)	878,244	(446)	(1,452)	(203)	33,707	17,006
Realized gain (loss) on investments	121,094	98,325	232,555	24,938	42,020	1,822	368,285	298,072
Change in unrealized gain (loss) on investments	552,549	(8,851)	686,039	325,194	181,201	20,249	(478,952)	120,052
Reinvested capital gains	183,681	146,644	-	-	28,607	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	862,784	234,169	1,796,838	349,686	250,376	21,868	(76,960)	435,130

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	152,221	107,095	1,001,207	53,681	331,271	212,223	417,887	313,670
Transfers between funds	437,243	(300,133)	7,522,418	12,761,889	795,674	322,794	1,456,523	(620,180)
Surrenders (note 6)	(49,866)	(70,714)	(364,292)	(142,079)	(15,826)	(1,202)	(133,917)	(176,973)
Death Benefits (note 4)	-	(12,164)	(67,406)	-	-	-	(3)	(337)
Net policy repayments (loans) (note 5)	-	4,718	(29,033)	2,482	(753)	871	(30,170)	(15,263)
Deductions for surrender charges (note 2d)	-	-	-	(650)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,794)	(36,613)	(227,621)	(30,809)	(34,942)	(4,427)	(62,767)	(55,027)
Asset charges (note 3):
FPVUL & VEL contracts	(705)	(518)	(6,134)	(984)	(1,347)	(181)	(3,698)	(1,901)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(77)	19	41	8	(12)	10	(14)	45

Net equity transactions	499,022	(308,310)	7,829,180	12,643,538	1,074,065	530,088	1,643,841	(555,966)

Net change in contract owners’ equity	1,361,806	(74,141)	9,626,018	12,993,224	1,324,441	551,956	1,566,881	(120,836)
Contract owners’ equity beginning of period	2,083,511	2,157,652	12,993,224	-	551,956	-	2,612,179	2,733,015

Contract owners’ equity end of period	$3,445,317	2,083,511	22,619,242	12,993,224	1,876,397	551,956	4,179,060	2,612,179

CHANGES IN UNITS:
Beginning units	129,681	150,968	1,192,471	-	54,403	-	166,858	205,643
Units purchased	52,705	17,778	754,429	1,208,359	99,323	55,823	126,747	22,755
Units redeemed	(24,936)	(39,065)	(63,905)	(15,888)	(11,147)	(1,420)	(30,077)	(61,540)

Ending units	157,563	129,681	1,882,396	1,192,471	142,575	54,403	263,504	166,858

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

		WRSTP		SVDF		SVOF		WFVSCG
		2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$	(14,987)	(7,191)	(14,511)	(7,302)	(1,812)	(10,642)	(11,343)	(15,671)
Realized gain (loss) on investments		459,432	(51,308)	925,691	388,313	582,387	1,313,955	921,804	237,254
Change in unrealized gain (loss) on investments		3,351,161	581,158	3,076,194	646,430	1,857,479	(216,417)	1,762,039	200,685
Reinvested capital gains		487,507	293,134	332,489	-	-	2,967	301,406	399,880

Net increase (decrease) in contract owners’ equity resulting from operations		4,283,113	815,793	4,319,863	1,027,441	2,438,054	1,089,863	2,973,906	822,148

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		1,674,102	643,655	385,840	853,396	53,001	35,750	453,669	566,441
Transfers between funds		6,080,245	1,128,559	1,193,820	2,630,752	43,808	(746,935)	(3,450,914)	(2,720,436)
Surrenders (note 6)		(166,140)	(82,322)	(382,028)	(80,797)	(665,930)	(161,108)	(402,545)	(485,045)
Death Benefits (note 4)		(27,305)	(19,103)	(375)	-	-	(11,870)	(26,056)	(62,700)
Net policy repayments (loans) (note 5)		(135,780)	(17,189)	(16,042)	6,673	-	-	(103,059)	(7,557)
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	(1,088)	(1,398)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(196,712)	(80,714)	(125,583)	(91,631)	(108,867)	(125,797)	(155,552)	(168,347)
Asset charges (note 3):
FPVUL & VEL contracts		(6,140)	(1,902)	(8,680)	(6,679)	-	-	(6,642)	(6,632)
MSP contracts		-	-	-	-	-	-	(7)	(28)
SL contracts or LSFP contracts		-	-	-	-	-	-	(1,077)	(1,114)
Adjustments to maintain reserves		324	(288)	22	30	(132)	65	718	109

Net equity transactions		7,222,594	1,570,696	1,046,974	3,311,744	(678,120)	(1,009,895)	(3,692,553)	(2,886,707)

Net change in contract owners’ equity		11,505,707	2,386,489	5,366,837	4,339,185	1,759,934	79,968	(718,647)	(2,064,559)
Contract owners’ equity beginning of period		4,814,961	2,428,472	9,571,163	5,231,978	8,189,839	8,109,871	7,928,009	9,992,568

Contract owners’ equity end of period	$	16,320,668	4,814,961	14,938,000	9,571,163	9,949,773	8,189,839	7,209,362	7,928,009

CHANGES IN UNITS:
Beginning units		368,902	237,727	782,606	502,516	483,311	551,488	712,536	967,648
Units purchased		495,282	149,748	119,557	295,872	41,125	9,255	42,128	56,695
Units redeemed		(36,699)	(18,573)	(51,674)	(15,782)	(73,427)	(77,432)	(323,501)	(311,807)

Ending units		800,093	368,902	850,849	782,606	451,113	483,311	431,204	712,536

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAGTS2		JAIGS2		AVCDI		OVHI3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	-	-	-	(1,114)	-	255,446
Realized gain (loss) on investments	-	213,090	-	(1,506,517)	-	756,316	-	(17,110)
Change in unrealized gain (loss) on investments	-	171,125	-	3,726,083	-	(225,462)	-	(59,580)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	384,215	-	2,219,566	-	529,740	-	178,756

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	175,667	-	610,382	-	109,567	-	165,143
Transfers between funds	-	(2,395,621)	-	(18,958,503)	-	(4,360,071)	-	(1,559,695)
Surrenders (note 6)	-	(80,927)	-	(485,853)	-	(75,285)	-	(94,660)
Death Benefits (note 4)	-	(32,262)	-	(42,594)	-	(6,153)	-	(8,418)
Net policy repayments (loans) (note 5)	-	44,324	-	32,581	-	(17,669)	-	10,179
Deductions for surrender charges (note 2d)	-	(146)	-	(4,846)	-	(1,868)	-	(1,838)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(56,377)	-	(290,546)	-	(43,207)	-	(72,518)
Asset charges (note 3):
FPVUL & VEL contracts	-	(3,041)	-	(21,674)	-	(2,911)	-	(5,086)
MSP contracts	-	(35)	-	(652)	-	(101)	-	-
SL contracts or LSFP contracts	-	(333)	-	(2,667)	-	(345)	-	(479)
Adjustments to maintain reserves	-	3	-	(48)	-	-	-	(25)

Net equity transactions	-	(2,348,748)	-	(19,164,420)	-	(4,398,043)	-	(1,567,397)

Net change in contract owners’ equity	-	(1,964,533)	-	(16,944,854)	-	(3,868,303)	-	(1,388,641)
Contract owners’ equity beginning of period	-	1,964,533	-	16,944,854	-	3,868,303	-	1,388,641

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	189,756	-	1,571,373	-	215,710	-	477,390
Units purchased	-	18,855	-	50,496	-	5,867	-	53,030
Units redeemed	-	(208,611)	-	(1,621,869)	-	(221,577)	-	(530,420)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVHI		AVCA
	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	47,188	-	-
Realized gain (loss) on investments	-	(714,793)	-	171,999
Change in unrealized gain (loss) on investments	-	702,080	-	(51,877)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	34,475	-	120,122

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	25,843
Transfers between funds	-	(286,292)	-	(918,875)
Surrenders (note 6)	-	(11,014)	-	(28,545)
Death Benefits (note 4)	-	(3,631)	-	-
Net policy repayments (loans) (note 5)	-	(3,527)	-	12,830
Deductions for surrender charges (note 2d)	-	(165)	-	(1,725)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(10,309)	-	(17,211)
Asset charges (note 3):
FPVUL & VEL contracts	-	(916)	-	(1,206)
MSP contracts	-	(71)	-	(55)
SL contracts or LSFP contracts	-	(74)	-	(99)
Adjustments to maintain reserves	-	(6)	-	(4)

Net equity transactions	-	(316,005)	-	(929,047)

Net change in contract owners’ equity	-	(281,530)	-	(808,925)
Contract owners’ equity beginning of period	-	281,530	-	808,925

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	68,934	-	63,786
Units purchased	-	-	-	1,999
Units redeemed	-	(68,934)	-	(65,785)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)

Bond Fund - Class 2 (AMVBD2)

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)

Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT GROUP

Calvert VP SRI Equity Portfolio (CVSSE)

DAVIS FUNDS

Value Portfolio (DAVVL)

DELAWARE GROUP

VIP Emerging Markets Series: Service Class (DWVEMS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)*

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class 2 (FF15S2)*

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Growth Portfolio- Class 1 (OGGO)

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio - Class 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio - Class 1 (OGEI)*

Intrepid Growth Portfolio- Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 (OGDMP)*

JPMorgan Insurance Trust US Equity Portfolio - Class 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)

M FUNDS

M Large Cap Value Fund (MFBOV)*

M Capital Appreciation Fund (MFFCA)*

M International Equity Fund (MFBIE)*

M Large Cap Growth Fund (MFTCG)*

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

MFS Bond Portfolio - Service Class (MVBDS)*

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

New Discovery Series - Service Class (MNDSC)

Research International Series - Service Class (MVRISC)

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)*

Global Real Estate Portfolio - Class II (VKVGR2)

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class III (GIG3)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)*

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)*

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)*

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)*

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Growth and Income Portfolio - Class B (ALVGIB)*

VPS International Value Portfolio - Class A (ALVIVA)

VPS International Value Portfolio - Class B (ALVIVB)*

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)*

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

Small Cap Index VIP - Class A (BISCI)*

Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)*

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Freedom Income Fund Portfolio - Service Class (FFINS)

VIP Growth & Income Portfolio - Service Class (FGIS)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)*

VIP High Income Portfolio - Service Class (FHIS)

VIP High Income Portfolio - Service Class R (FHISR)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)*

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class 2 (FF25S2)*

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class 2 (FF40S2)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Mid Cap Value- Institutional Shares (GVMCE)

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)*

VIT Growth Opportunities Fund - Service Shares (GVGOPS)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Baron Growth Opportunities Fund Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)*

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)

Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)

Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)*

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

Putnam VT Growth and Income Fund - Class IB (PVGIB)

Putnam VT International Equity Fund - Class IB (PVTIGB)

Putnam VT Small Cap Value Fund - Class IB (PVTSCB)

Putnam VT Voyager Fund - Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)*

Growth and Income Fund - Series I Shares (ACGI)

VI Growth and Income Fund - Series II Shares (VKLGI2)*

Invesco - Invesco VI American Value Fund: Series I Shares (MSVMV)*

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI High Yield Fund - Series I Shares (AVHY1)

VI International Growth Fund - Series I Shares (AVIE)

Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

Small-Cap Portfolio - Investment Class (ROCSC)*

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio (TRLT1)

Limited-Term Bond Portfolio - II (TRLT2)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)

Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Balanced Portfolio (VVB)

Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Variable Insurance Fund - International Portfolio (VVI)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - REIT Index Portfolio (VVREI)

Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 4.0% to a maximum of 8.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load from each premium payment received to compensate us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% from each premium payment received.

For Future Executive Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.

For the periods ended December 31, 2013 and 2012, total front-end sales charge deductions were $ 13,396,183 and $ 11,912,501, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For The Best of America® Next Generation, ChoiceLifeSM and all flexible premium survivorship contracts, the Company currently deducts a minimum monthly administration charge (for ProtectionSM flexible premium contracts this is known as the “monthly expense charge”) of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units. For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship Life contracts, there is an additional administrative (per specified amount) charge assessed to reimburse us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy’s Cash Value. During the first ten years from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

For The Best of America® ChoiceLifeSM Survivorship II, Next GenerationSM Survivorship Life, The Best of America® Protection Survivorship Life and The Best of America® ChoiceLifeSM Protection contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For modified single preimum contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15% on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this monthly charge $5 per policy in all policy years (guaranteed not to exceed $10 per policy). We also deduct a per $1,000 of specified amount charge to compensate us for sales, underwriting, distribution and issuance of the policy. This charge is assessed monthly against each contract by liquidating units. This charge varies depending on the total specified amount. For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of specified amount that will not exceed $0.40 per $1,000 of specified amount, unless the policy is issued in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed charge is $0.085 of specified amount. For Next Generation, Corporate Owned Flexible Premium Variable Universal Life and Future Executive Corporate Flexible Premium Variable Universal Life the Company deducts a per $1,000 of specified amount charge that will not exceed $0.40 per $1,000 of specified amount.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts (such as Variable Executive Life), the charge is 100% of the initial surrender charge in the first year, and declines a specified amount in subsequent years to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

For the Corporate Series, contracts do not currently assess surrender charges.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c) Survivorship Life Contracts (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts (LSFP)

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account tothe Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2013 and 2012, total transfers into the Account from the fixed account were $42,629,669 and $43,126,682, respectively, and total transfers from the Account to the fixed account were $80,557,562 and $85,654,739, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$4,637,636,243	$0	$0	$4,637,636,243

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$173,399	$3,545
VP Inflation Protection Fund - Class I (ACVIP1)	418,374	5,955
Asset Allocation Fund - Class 2 (AMVAA2)	1,173,312	564,188
Bond Fund - Class 2 (AMVBD2)	17,103	172,364
Global Small Capitalization Fund - Class 2 (AMVGS2)	1,554,149	1,261,695
Growth Fund - Class 2 (AMVGR2)	5,173,850	4,669,244
International Fund - Class 2 (AMVI2)	1,785,576	730,150
Large Cap Core V.I. Fund - Class II (MLVLC2)	1,104,819	1,528,713
Global Allocation V.I. Fund - Class II (MLVGA2)	1,731,170	1,839,880
Calvert VP SRI Equity Portfolio (CVSSE)	153,860	164,984
Value Portfolio (DAVVL)	1,151,669	1,827,732
VIP Emerging Markets Series: Service Class (DWVEMS)	427,378	15,941
VIP Small Cap Value Series: Service Class (DWVSVS)	7,693,162	2,614,073
Stock Index Fund, Inc. - Initial Shares (DSIF)	44,288,164	38,648,807
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	404,170	1,079,847
Floating-Rate Income Fund (ETVFR)	14,717,334	4,431,306
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	41,292	1,383
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	732,523	951,408
Mid Cap Growth Portfolio- Class 1 (OGGO)	1,019,839	1,209,402
Mid Cap Value Portfolio: Class 1 (JPMMV1)	4,066,889	467,780
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	8,814,794	4,990,730
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	4,857,528	11,564,007
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	2,465,603	3,798,217
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	3,727,567	10,341,020
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)	1,383,471	1,996,768
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	8,343,265	6,249,190
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	401,319	374,276
Investors Growth Stock Series - Initial Class (MIGIC)	569,592	800,794
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	666,434	112,481
New Discovery Series - Service Class (MNDSC)	1,123,369	74,094
Research International Series - Service Class (MVRISC)	684,116	431,020
Value Series - Initial Class (MVFIC)	1,784,265	2,296,230
Value Series - Service Class (MVFSC)	7,858,379	7,370,899
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	13,006,551	8,321,432
Core Plus Fixed Income Portfolio - Class I (MSVFI)	252,420	790,285
Emerging Markets Debt Portfolio - Class I (MSEM)	7,652,118	4,637,609
Global Real Estate Portfolio - Class II (VKVGR2)	3,674,669	3,100,327
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	3,122,928	4,446,192
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)	589,689	1,100,381
U.S. Real Estate Portfolio - Class I (MSVRE)	5,315,429	13,040,690
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	2,422,443	3,937,044
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	1,247,249	1,005,057
American Funds NVIT Bond Fund - Class II (GVABD2)	154,743	579,726
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,226,914	965,922
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,510,209	1,473,385
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	419,112	531,320
Federated NVIT High Income Bond Fund - Class I (HIBF)	4,427,698	8,361,320
Federated NVIT High Income Bond Fund - Class III (HIBF3)	3,171,832	3,455,091
NVIT Emerging Markets Fund - Class I (GEM)	1,014,612	3,420,866
NVIT Emerging Markets Fund - Class III (GEM3)	1,325,562	1,846,696
NVIT International Equity Fund - Class I (GIG)	4,732,863	4,122,986
NVIT International Equity Fund - Class III (GIG3)	987,165	900,085
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	1,343	17,061
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,792,871	2,246,682
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	669,067	207,383
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,670,055	957,895
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	7,796,788	2,934,406
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	2,934,474	1,588,958
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,976,433	2,051,514
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,883,957	1,952,466
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	1,939,738	735,185
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	1,396,764	447,609
NVIT Core Bond Fund - Class I (NVCBD1)	402,070	453,701
NVIT Core Plus Bond Fund - Class I (NVLCP1)	704,803	961,022
NVIT Nationwide Fund - Class I (TRF)	2,459,980	7,261,113
NVIT Government Bond Fund - Class I (GBF)	18,670,930	55,079,274
American Century NVIT Growth Fund - Class I (CAF)	1,577,741	2,784,297
NVIT International Index Fund - Class II (GVIX2)	4,653,379	3,508,625
NVIT International Index Fund - Class VI (GVIX6)	640,257	137,985
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	3,432,231	3,098,406
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	334,922	174,899
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	139,947	238,811
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	3,285,421	4,196,955
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	6,617,527	13,449,349
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	6,038,198	14,072,964
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	2,100,164	3,536,047

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

NVIT Mid Cap Index Fund - Class I (MCIF)	12,761,997	10,695,626
NVIT Money Market Fund - Class I (SAM)	16,154,945	37,553,241
NVIT Money Market Fund - Class V (SAM5)	104,206,866	96,859,513
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	506,010	1,843,118
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	15,875	134,336
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	381,366	586,787
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,275,730	2,424,402
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	852,211	1,804,125
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	4,191,417	4,179,032
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	105,371	54,861
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,132,215	1,300,503
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	2,017,987	3,440,224
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	3,178,608	5,627,325
NVIT Multi-Manager Small Company Fund - Class I (SCF)	3,972,536	11,061,045
NVIT Multi-Sector Bond Fund - Class I (MSBF)	2,363,144	3,667,799
NVIT Short Term Bond Fund - Class I (NVSTB1)	20,045,404	13,168,649
NVIT Short Term Bond Fund - Class II (NVSTB2)	183,156	592,184
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,608,555	13,154,177
Templeton NVIT International Value Fund - Class III (NVTIV3)	166,724	233,824
Invesco NVIT Comstock Value Fund - Class I (EIF)	1,694,062	1,326,433
NVIT Real Estate Fund - Class I (NVRE1)	5,222,942	4,455,295
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	1,619	74
NVIT Small Cap Index Fund Class II (NVSIX2)	96,507	39,024
NVIT S&P 500 Index Fund Class I (GVEX1)	517,635	38,034
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	3,252	0
VPS Growth and Income Portfolio - Class A (ALVGIA)	4,622,784	2,003,986
VPS International Value Portfolio - Class A (ALVIVA)	3,761,645	1,600,936
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	5,716,861	4,321,625
VP Income & Growth Fund - Class I (ACVIG)	1,681,910	2,775,333
American Century VP Inflation Protection Fund - Class II (ACVIP2)	3,577,511	21,930,283
VP International Fund - Class I (ACVI)	703,093	1,038,901
VP Mid Cap Value Fund - Class I (ACVMV1)	4,425,315	2,404,242
VP Ultra(R) Fund - Class I (ACVU1)	407,657	577,597
VP Value Fund - Class I (ACVV)	8,763,662	6,680,417
VP Vista(SM) Fund - Class I (ACVVS1)	472,574	971,848
MidCap Stock Portfolio - Initial Shares (DVMCS)	553,076	520,354
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	23,383,241	9,813,166
Appreciation Portfolio - Initial Shares (DCAP)	4,274,312	9,793,573
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	531,298	580,512
International Value Portfolio - Initial Shares (DVIV)	3,031,241	2,949,465
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)	1,441,125	598,273
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)	49,738	76,953
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	89,286	73,243
Quality Bond Fund II - Primary Shares (FQB)	3,030,808	4,005,608
VIP Contrafund(R) Portfolio - Service Class (FCS)	14,872,253	20,723,929
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,263,648	2,748,435
VIP Equity-Income Portfolio - Service Class (FEIS)	9,664,824	9,693,820
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	1,230,615	1,219,779
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	6,125,610	1,953,203
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	2,978,743	1,603,117
VIP Freedom Income Fund Portfolio - Service Class (FFINS)	473,083	442,504
VIP Growth Opportunities Portfolio - Service Class (FGOS)	479,097	435,119
VIP Growth Portfolio - Service Class (FGS)	5,170,388	9,675,739
VIP High Income Portfolio - Service Class (FHIS)	3,184,862	5,329,075
VIP High Income Portfolio - Service Class R (FHISR)	787,815	1,527,985
VIP Index 500 Portfolio - Initial Class (FIP)	5,035,414	8,136,317
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	9,967,199	4,497,701
VIP Mid Cap Portfolio - Service Class (FMCS)	11,897,566	11,909,789
VIP Overseas Portfolio - Service Class (FOS)	3,313,756	8,094,017
VIP Overseas Portfolio - Service Class R (FOSR)	760,829	1,504,922
VIP Value Strategies Portfolio - Service Class (FVSS)	1,006,300	1,084,972
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)	872,776	877,258
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)	3,925,452	1,613,234
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)	4,167,730	4,052,725
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)	2,138,755	1,197,474
Franklin Income Securities Fund - Class 2 (FTVIS2)	1,498,561	1,200,035
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	6,231,158	5,635,028
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	783,704	1,949,377
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	4,382,008	3,072,645
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	267,088	150,723
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	1,028,278	1,216,114
Templeton Foreign Securities Fund - Class 1 (TIF)	54,463	143,104
Templeton Foreign Securities Fund - Class 2 (TIF2)	4,009,884	3,315,194
Templeton Foreign Securities Fund - Class 3 (TIF3)	1,954,844	1,399,668
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	8,392,393	3,547,907
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	1,630,062	2,339,211
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	465,688	135,346
Mid Cap Value- Institutional Shares (GVMCE)	15,211,580	8,795,528
VIT Growth Opportunities Fund - Service Shares (GVGOPS)	691,743	182,295
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	3,674,859	707,149
Baron Growth Opportunities Fund Service Class (BNCAI)	6,948,568	9,196,765
Short Duration Bond Portfolio - I Class Shares (AMTB)	507,796	540,986
Guardian Portfolio - I Class Shares (AMGP)	495,046	370,580
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	270,181	1,241,862
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	2,121,413	3,740,349
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)	994,688	1,351,438
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	1,036,662	424,843
Socially Responsive Portfolio - I Class Shares (AMSRS)	239,789	427,941
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	2,082,986	6,758,004
Global Securities Fund/VA - Class 3 (OVGS3)	2,179,189	1,777,261
Global Securities Fund/VA - Non-Service Shares (OVGS)	9,503,307	9,167,618
International Growth Fund/VA - Non-Service Shares (OVIG)	603,522	42,290

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,140,725	3,478,392
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	2,206,603	1,730,809
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,255,549	4,190,808
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	12,231,034	989,205
All Asset Portfolio - Administrative Class (PMVAAA)	10,732,232	8,627,417
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	2,411,547	1,287,413
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)	1,871,223	260,884
Low Duration Portfolio - Administrative Class (PMVLDA)	30,734,074	17,941,319
Real Return Portfolio - Administrative Class (PMVRRA)	21,304,769	27,742,108
Total Return Portfolio - Administrative Class (PMVTRA)	63,497,766	54,823,518
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)	1,052,262	1,130,979
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	3,397,772	4,632,164
Putnam VT Growth and Income Fund - Class IB (PVGIB)	294,959	341,753
Putnam VT International Equity Fund - Class IB (PVTIGB)	138,710	193,284
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)	8,628	2,989
Putnam VT Voyager Fund - Class IB (PVTVB)	480,545	158,069
Growth and Income Fund - Series I Shares (ACGI)	661,270	849,673
VI American Franchise Fund - Series I Shares (ACEG)	194,948	111,408
VI Value Opportunities Fund - Series I Shares (AVBVI)	90,116	406,607
VI High Yield Fund - Series I Shares (AVHY1)	5,181,640	4,860,383
VI International Growth Fund - Series I Shares (AVIE)	11,440,619	6,448,325
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	336,801	159,769
Micro-Cap Portfolio - Investment Class (ROCMC)	5,657,411	24,692,790
Small-Cap Portfolio - Investment Class (ROCSC)	185,427	2,935,458
Variable Fund - Multi-Hedge Strategies (RVARS)	168,922	1,415
Equity Income Portfolio - II (TREI2)	18,307,244	15,163,971
Health Sciences Portfolio - II (TRHS2)	8,340,123	3,601,972
Limited-Term Bond Portfolio (TRLT1)	14,653,458	2,409,036
Mid-Cap Growth Portfolio - II (TRMCG2)	6,929,595	6,181,723
New America Growth Portfolio (TRNAG1)	18,325,419	15,981,882
Personal Strategy Balanced Portfolio (TRPSB1)	2,008,206	2,433,989
Blue Chip Growth Portfolio (TRBCGP)	7,225,322	227,259
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	2,914,835	5,256,126
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	12,424,276	15,637,751
Variable Insurance Fund - Balanced Portfolio (VVB)	1,601,344	771,915
Variable Insurance Fund - Diversified Value Portfolio (VVDV)	2,100,292	2,619,362
Variable Insurance Fund - International Portfolio (VVI)	990,237	972,445
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	5,385,404	1,885,044
Variable Insurance Fund - REIT Index Portfolio (VVREI)	5,961,578	760,835
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)	1,341,443	2,510,260
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)	4,025,467	199,861
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	2,886,885	1,554,457
Variable Insurance Portfolios - Asset Strategy (WRASP)	3,713,238	5,473,718
Variable Insurance Portfolios - Growth (WRGP)	2,195,206	1,503,576
Variable Insurance Portfolios - High Income (WRHIP)	13,442,159	4,734,745
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	1,415,574	314,342
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	3,997,126	2,318,521
Variable Insurance Portfolios - Science and Technology (WRSTP)	9,491,731	1,796,910
Advantage VT Discovery Fund (SVDF)	3,280,520	1,915,554
Advantage VT Opportunity Fund - Class 2 (SVOF)	1,456,830	2,130,852
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	2,961,776	6,364,277

Total	$1,013,681,286	$1,027,540,783

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2013	0.00%	15,430	$11.516261	$177,696	0.77%	12.31%
2012	0.00%	7	10.254428	72	0.15%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2013	0.20%	227	9.175171	2,083	1.16%	-8.40%
2013	0.25%	43,726	9.169830	400,960	1.16%	-8.44%
Asset Allocation Fund - Class 2 (AMVAA2)
2013	0.00%	36,402	13.852640	504,264	1.50%	23.69%
2013	0.20%	32,471	13.680273	444,212	1.50%	23.44%
2013	0.25%	224,248	13.637510	3,058,184	1.50%	23.38%
2012	0.00%	31,141	11.199540	348,765	2.21%	16.19%
2012	0.20%	35,875	11.082315	397,578	2.21%	15.96%
2012	0.25%	183,194	11.053188	2,024,878	2.21%	15.90%
2011	0.00%	28,278	9.638937	272,570	1.73%	1.30%
2011	0.20%	22,659	9.557165	216,556	1.73%	1.09%
2011	0.25%	86,825	9.536838	828,036	1.73%	1.04%
2010	0.00%	42,950	9.515611	408,695	2.01%	12.51%
2010	0.20%	23,921	9.453733	226,143	2.01%	12.28%
2010	0.25%	80,409	9.438323	758,926	2.01%	12.22%
2009	0.00%	42,984	8.457915	363,555	2.53%	23.98%
2009	0.25%	113,993	8.410207	958,705	2.53%	23.67%
Bond Fund - Class 2 (AMVBD2)
2013	0.00%	3,878	11.947372	46,332	1.11%	-2.16%
2013	0.20%	2,045	11.798735	24,128	1.11%	-2.35%
2013	0.25%	303	11.761875	3,564	1.11%	-2.40%
2012	0.00%	16,295	12.210902	198,977	1.94%	5.37%
2012	0.20%	1,631	12.083145	19,708	1.94%	5.16%
2012	0.25%	1,138	12.051410	13,715	1.94%	5.11%
2011	0.00%	17,168	11.588210	198,946	2.23%	6.10%
2011	0.20%	10,103	11.489974	116,083	2.23%	5.89%
2011	0.25%	25,540	11.465538	292,830	2.23%	5.84%
2010	0.00%	3,571	10.921671	39,001	3.24%	6.44%
2010	0.20%	68,366	10.850693	741,818	3.24%	6.23%
2010	0.25%	34,481	10.833025	373,534	3.24%	6.18%
2009	0.00%	1,580	10.260471	16,212	3.45%	12.61%
2009	0.20%	65,270	10.214198	666,681	3.45%	12.38%
2009	0.25%	17,735	10.202662	180,944	3.45%	12.32%
Global Small Capitalization Fund - Class 2 (AMVGS2)
2013	0.00%	7,266	12.219338	88,786	0.98%	28.28%
2013	0.20%	108,515	12.074571	1,310,272	0.98%	28.02%
2013	0.25%	86,391	12.038671	1,040,033	0.98%	27.96%
2012	0.00%	18,949	9.525679	180,502	1.28%	18.18%
2012	0.20%	87,959	9.431647	829,598	1.28%	17.94%
2012	0.25%	69,398	9.408304	652,917	1.28%	17.88%
2011	0.00%	24,198	8.060463	195,047	1.26%	-19.14%
2011	0.20%	109,819	7.996904	878,212	1.26%	-19.31%
2011	0.25%	38,781	7.981109	309,515	1.26%	-19.35%
2010	0.00%	278	9.968859	2,771	1.76%	22.41%
2010	0.20%	103,759	9.910046	1,028,256	1.76%	22.17%
2010	0.25%	19,429	9.895414	192,258	1.76%	22.11%
2009	0.20%	99,620	8.111767	808,094	0.37%	60.97%
2009	0.25%	13,910	8.103815	112,724	0.37%	60.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Fund - Class 2 (AMVGR2)
2013	0.00%	778	$13.686517	$10,648	0.96%	30.10%
2013	0.20%	823,588	13.523376	11,137,690	0.96%	29.84%
2013	0.25%	928,036	13.482872	12,512,591	0.96%	29.78%
2012	0.20%	875,328	10.415272	9,116,779	0.83%	17.65%
2012	0.25%	848,137	10.389269	8,811,523	0.83%	17.60%
2011	0.20%	646,898	8.852415	5,726,610	0.80%	-4.47%
2011	0.25%	917,949	8.834746	8,109,846	0.80%	-4.52%
2010	0.20%	200,497	9.266406	1,857,887	0.78%	18.44%
2010	0.25%	28,764	9.252533	266,140	0.78%	18.38%
2009	0.20%	198,835	7.823490	1,555,584	0.73%	39.13%
2009	0.25%	27,764	7.815684	216,995	0.73%	39.06%
International Fund - Class 2 (AMVI2)
2013	0.00%	8,219	11.261623	92,559	1.63%	21.63%
2013	0.20%	40,692	11.201722	455,820	1.63%	21.39%
2013	0.25%	263,800	11.186800	2,951,078	1.63%	21.33%
2012	0.00%	7,229	9.258582	66,930	2.11%	17.91%
2012	0.20%	23,263	9.227767	214,666	2.11%	17.67%
2012	0.25%	179,592	9.220070	1,655,851	2.11%	17.61%
2011	0.00%	5,126	7.852467	40,252	2.58%	-21.48%	5/2/2011
2011	0.25%	20,132	7.839419	157,823	2.58%	-21.61%	5/2/2011
Large Cap Core V.I. Fund - Class II (MLVLC2)
2013	0.00%	8,585	17.983312	154,387	0.97%	33.32%
2013	0.10%	42,555	17.828165	758,678	0.97%	33.19%
2013	0.20%	10,338	17.674292	182,717	0.97%	33.05%
2013	0.25%	93,225	17.597950	1,640,569	0.97%	32.99%
2012	0.00%	4,756	13.488801	64,153	1.38%	12.59%
2012	0.10%	35,076	13.385802	469,520	1.38%	12.47%
2012	0.20%	11,657	13.283534	154,846	1.38%	12.36%
2012	0.25%	131,505	13.232769	1,740,175	1.38%	12.30%
2011	0.00%	7,595	11.980842	90,994	0.97%	2.20%
2011	0.10%	39,420	11.901270	469,148	0.97%	2.10%
2011	0.20%	11,014	11.822193	130,210	0.97%	2.00%
2011	0.25%	112,361	11.782911	1,323,940	0.97%	1.95%
2010	0.00%	5,769	11.722431	67,627	1.03%	8.98%
2010	0.10%	12,100	11.656201	141,040	1.03%	8.87%
2010	0.20%	8,336	11.590313	96,617	1.03%	8.77%
2010	0.25%	139,601	11.557561	1,613,447	1.03%	8.71%
2009	0.00%	3,193	10.756180	34,344	1.38%	22.35%
2009	0.10%	6,164	10.706109	65,992	1.38%	22.23%
2009	0.25%	129,231	10.631422	1,373,909	1.38%	22.05%
Global Allocation V.I. Fund - Class II (MLVGA2)
2013	0.00%	640,899	16.276845	10,431,814	1.07%	14.55%
2012	0.00%	680,130	14.209224	9,664,120	1.57%	10.14%
2011	0.00%	642,091	12.900807	8,283,492	2.42%	-3.63%
2010	0.00%	461,464	13.386468	6,177,373	1.39%	9.88%
2009	0.00%	244,329	12.182592	2,976,561	3.16%	21.83%	5/1/2009
Calvert VP SRI Equity Portfolio (CVSSE)
2013	0.10%	4,808	25.555197	122,869	0.08%	30.92%
2013	0.25%	6,575	25.124785	165,195	0.08%	30.72%
2012	0.10%	4,043	19.519575	78,918	0.09%	15.83%
2012	0.25%	8,723	19.219603	167,653	0.09%	15.66%
2011	0.10%	10,885	16.851290	183,426	0.00%	-1.44%
2011	0.25%	7,722	16.617281	128,319	0.00%	-1.59%
2010	0.10%	9,539	17.097854	163,096	0.06%	17.15%
2010	0.25%	5,826	16.885673	98,376	0.06%	16.97%
2009	0.10%	9,826	14.595276	143,413	0.57%	34.13%
2009	0.25%	4,347	14.435757	62,752	0.57%	33.92%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Portfolio (DAVVL)
2013	0.00%	135,251	$12.511572	$1,692,203	0.81%	33.43%
2013	0.20%	2,401	12.355876	29,666	0.81%	33.16%
2013	0.25%	76,554	12.317182	942,930	0.81%	33.09%
2012	0.00%	153,730	9.377109	1,441,543	1.78%	13.08%
2012	0.20%	5,953	9.278932	55,237	1.78%	12.85%
2012	0.25%	138,899	9.254504	1,285,441	1.78%	12.80%
2011	0.00%	125,820	8.292464	1,043,358	0.86%	-4.17%
2011	0.20%	5,480	8.222110	45,057	0.86%	-4.37%
2011	0.25%	144,786	8.204572	1,187,907	0.86%	-4.41%
2010	0.00%	99,340	8.653758	859,664	1.39%	12.76%
2010	0.20%	560	8.597487	4,815	1.39%	12.54%
2010	0.25%	184,331	8.583442	1,582,194	1.39%	12.48%
2009	0.00%	69,243	7.674178	531,383	1.04%	31.16%
2009	0.25%	204,585	7.630866	1,561,161	1.04%	30.83%
VIP Emerging Markets Series: Service Class (DWVEMS)
2013	0.00%	131	11.406806	1,494	0.19%	9.86%
2013	0.20%	71	11.368864	807	0.19%	9.64%
2013	0.25%	36,847	11.359401	418,560	0.19%	9.58%
VIP Small Cap Value Series: Service Class (DWVSVS)
2013	0.00%	17,024	13.634102	232,107	0.55%	33.17%
2013	0.20%	233,538	13.561620	3,167,154	0.55%	32.90%
2013	0.25%	553,542	13.543555	7,496,927	0.55%	32.84%
2012	0.00%	980	10.238165	10,033	0.21%	13.63%
2012	0.20%	125,975	10.204105	1,285,462	0.21%	13.41%
2012	0.25%	264,717	10.195601	2,698,949	0.21%	13.35%
2011	0.25%	2,125	8.994847	19,114	0.00%	-10.05%	5/2/2011
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.00%	5,821,538	24.542634	142,875,876	1.87%	32.03%
2013	0.10%	441,577	17.887136	7,898,548	1.87%	31.90%
2013	0.20%	2,738,712	17.127707	46,907,857	1.87%	31.76%
2013	0.25%	9,493,931	17.015995	161,548,682	1.87%	31.70%
2012	0.00%	5,953,531	18.589099	110,670,777	2.05%	15.74%
2012	0.10%	503,752	13.561635	6,831,701	2.05%	15.62%
2012	0.20%	2,648,356	12.998834	34,425,540	2.05%	15.51%
2012	0.25%	9,566,276	12.920511	123,601,174	2.05%	15.45%
2011	0.00%	6,328,796	16.061424	101,649,476	1.82%	1.88%
2011	0.10%	616,800	11.729321	7,234,645	1.82%	1.78%
2011	0.20%	2,636,742	11.253834	29,673,457	1.82%	1.67%
2011	0.25%	10,468,947	11.191630	117,164,581	1.82%	1.62%
2010	0.00%	6,808,183	15.765432	107,333,946	1.82%	14.84%
2010	0.10%	594,473	11.524660	6,851,099	1.82%	14.72%
2010	0.20%	2,162,487	11.068506	23,935,500	1.82%	14.61%
2010	0.25%	12,044,265	11.012818	132,641,298	1.82%	14.55%
2009	0.00%	7,609,790	13.728464	104,470,728	2.09%	26.33%
2009	0.10%	697,601	10.045645	7,007,852	2.09%	26.21%
2009	0.20%	3,048,450	9.657668	29,440,918	2.09%	26.08%
2009	0.25%	12,874,664	9.613888	123,775,578	2.09%	26.02%
2009	0.40%	14,133	11.302075	159,732	2.09%	25.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2013	0.00%	563,186	$20.550928	$11,573,995	1.23%	34.34%
2013	0.10%	28,589	14.763155	422,064	1.23%	34.21%
2013	0.25%	17,450	13.300400	232,092	1.23%	34.01%
2012	0.00%	605,032	15.297331	9,255,375	0.80%	11.97%
2012	0.10%	33,771	11.000110	371,485	0.80%	11.86%
2012	0.25%	18,663	9.925081	185,232	0.80%	11.69%
2011	0.00%	650,578	13.661404	8,887,809	0.89%	0.90%
2011	0.10%	42,011	9.833598	413,119	0.89%	0.80%
2011	0.25%	19,031	8.885914	169,108	0.89%	0.65%
2010	0.00%	715,374	13.539393	9,685,730	0.89%	14.82%
2010	0.10%	34,941	9.755504	340,867	0.89%	14.70%
2010	0.25%	38,070	8.828556	336,103	0.89%	14.53%
2009	0.00%	819,703	11.792335	9,666,212	0.98%	33.76%
2009	0.10%	81,262	8.505196	691,149	0.98%	33.62%
2009	0.25%	37,056	7.708595	285,650	0.98%	33.42%
Floating-Rate Income Fund (ETVFR)
2013	0.00%	5,910	11.115787	65,694	3.51%	3.85%
2013	0.10%	1,958,713	11.086177	21,714,639	3.51%	3.75%
2013	0.20%	71,713	11.056627	792,904	3.51%	3.64%
2013	0.25%	266,198	11.041865	2,939,322	3.51%	3.59%
2012	0.10%	1,433,810	10.685961	15,321,638	3.38%	7.22%
2012	0.20%	3,643	10.668159	38,864	3.38%	7.11%
2012	0.25%	634	10.659243	6,758	3.38%	7.06%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2013	0.00%	3,565	11.711464	41,751	0.10%	13.57%
2012	0.00%	92	10.312479	949	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2013	0.00%	209,470	13.465170	2,820,549	0.41%	37.01%
2013	0.10%	13,140	13.442608	176,636	0.41%	36.88%
2013	0.20%	15,404	13.420087	206,723	0.41%	36.74%
2013	0.25%	83,038	13.408843	1,113,444	0.41%	36.67%
2012	0.00%	230,709	9.827596	2,267,315	0.00%	-1.72%	4/27/2012
2012	0.10%	17,866	9.820935	175,461	0.00%	-1.79%	4/27/2012
2012	0.20%	22,241	9.814282	218,279	0.00%	-1.86%	4/27/2012
2012	0.25%	70,975	9.810958	696,333	0.00%	-1.89%	4/27/2012
Mid Cap Growth Portfolio- Class 1 (OGGO)
2013	0.10%	36,544	32.667268	1,193,793	0.06%	43.16%
2013	0.25%	88,495	32.118996	2,842,371	0.06%	42.94%
2012	0.10%	37,959	22.818900	866,183	0.00%	15.99%
2012	0.25%	101,455	22.469562	2,279,649	0.00%	15.82%
2011	0.10%	43,643	19.672645	858,573	0.00%	-6.24%
2011	0.25%	117,879	19.400621	2,286,926	0.00%	-6.38%
2010	0.10%	44,475	20.982776	933,209	0.00%	25.51%
2010	0.25%	145,637	20.723653	3,018,131	0.00%	25.32%
2009	0.10%	34,974	16.718525	584,714	0.00%	42.90%
2009	0.25%	142,297	16.536826	2,353,141	0.00%	42.68%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2013	0.00%	16,249	25.519927	414,673	0.96%	32.30%
2013	0.20%	120,203	25.031580	3,008,871	0.96%	32.04%
2013	0.25%	122,145	24.910934	3,042,746	0.96%	31.97%
2012	0.00%	529	19.289344	10,204	0.28%	20.38%
2012	0.20%	88,720	18.958083	1,681,961	0.28%	20.14%
2012	0.25%	10,268	18.876134	193,820	0.28%	20.08%
2011	0.20%	7,723	15.780575	121,873	1.29%	1.96%
2010	0.20%	7,841	15.477647	121,360	1.26%	23.21%
2009	0.10%	5,523	12.633626	69,776	0.00%	26.57%
2009	0.20%	7,956	12.562325	99,946	0.00%	26.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2013	0.00%	196,236	$25.451703	$4,994,540	2.01%	19.80%
2013	0.10%	69,906	25.165169	1,759,196	2.01%	19.68%
2013	0.20%	92,864	24.881872	2,310,630	2.01%	19.56%
2013	0.25%	462,719	24.741356	11,448,296	2.01%	19.50%
2012	0.00%	207,553	21.244764	4,409,415	2.66%	13.37%
2012	0.10%	70,662	21.026597	1,485,781	2.66%	13.26%
2012	0.20%	102,630	20.810679	2,135,800	2.66%	13.15%
2012	0.25%	322,380	20.703503	6,674,395	2.66%	13.09%
2011	0.00%	194,261	18.738519	3,640,163	2.33%	1.35%
2011	0.10%	104,385	18.564685	1,937,875	2.33%	1.25%
2011	0.20%	39,571	18.392478	727,809	2.33%	1.15%
2011	0.25%	249,377	18.306924	4,565,326	2.33%	1.10%
2010	0.00%	199,120	18.488077	3,681,346	2.48%	8.12%
2010	0.10%	120,166	18.334845	2,203,225	2.48%	8.01%
2010	0.20%	74,749	18.182894	1,359,153	2.48%	7.90%
2010	0.25%	315,673	18.107344	5,716,000	2.48%	7.85%
2009	0.00%	150,726	17.099722	2,577,373	3.12%	25.58%
2009	0.10%	148,713	16.974945	2,524,395	3.12%	25.46%
2009	0.20%	39,203	16.851105	660,614	3.12%	25.33%
2009	0.25%	356,531	16.789471	5,985,967	3.12%	25.27%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	0.00%	1,750,090	16.828717	29,451,769	0.59%	30.89%
2013	0.10%	124,679	16.595922	2,069,163	0.59%	30.75%
2013	0.20%	256,265	16.366354	4,194,124	0.59%	30.62%
2013	0.25%	675,697	16.252771	10,981,949	0.59%	30.56%
2012	0.00%	1,995,286	12.857586	25,654,561	0.55%	23.86%
2012	0.10%	187,681	12.692401	2,382,123	0.55%	23.73%
2012	0.20%	326,106	12.529347	4,085,895	0.55%	23.61%
2012	0.25%	793,544	12.448610	9,878,520	0.55%	23.55%
2011	0.00%	2,188,403	10.380944	22,717,689	0.25%	-6.94%
2011	0.10%	278,314	10.257850	2,854,903	0.25%	-7.03%
2011	0.20%	483,760	10.136220	4,903,498	0.25%	-7.13%
2011	0.25%	1,428,699	10.075943	14,395,490	0.25%	-7.17%
2010	0.00%	2,484,331	11.155290	27,713,433	0.23%	6.48%
2010	0.10%	361,943	11.034023	3,993,687	0.23%	6.37%
2010	0.20%	405,847	10.914078	4,429,446	0.23%	6.27%
2010	0.25%	2,211,789	10.854583	24,008,047	0.23%	6.21%
2009	0.00%	2,848,502	10.476528	29,842,411	0.01%	46.01%
2009	0.10%	332,343	10.372987	3,447,390	0.01%	45.87%
2009	0.20%	384,661	10.270489	3,950,657	0.01%	45.72%
2009	0.25%	1,893,904	10.219612	19,354,964	0.01%	45.65%
2009	0.40%	13,489	10.068481	135,814	0.01%	45.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2013	0.00%	1,316,465	$8.468059	$11,147,903	0.00%	35.39%
2013	0.10%	185,093	8.350859	1,545,686	0.00%	35.25%
2013	0.20%	8,704	8.235270	71,680	0.00%	35.12%
2013	0.25%	213,751	8.178071	1,748,071	0.00%	35.05%
2012	0.00%	1,417,703	6.254578	8,867,134	0.00%	19.15%
2012	0.10%	243,213	6.174184	1,501,642	0.00%	19.03%
2012	0.20%	16,163	6.094806	98,510	0.00%	18.91%
2012	0.25%	236,100	6.055509	1,429,706	0.00%	18.85%
2011	0.00%	1,121,336	5.249382	5,886,321	0.00%	-8.66%
2011	0.10%	308,257	5.187105	1,598,961	0.00%	-8.75%
2011	0.20%	4,342	5.125546	22,255	0.00%	-8.84%
2011	0.25%	413,571	5.095046	2,107,163	0.00%	-8.88%
2010	0.00%	1,414,446	5.746904	8,128,685	0.00%	24.40%
2010	0.10%	331,841	5.684397	1,886,316	0.00%	24.27%
2010	0.20%	11,445	5.622552	64,350	0.00%	24.15%
2010	0.25%	413,420	5.591880	2,311,795	0.00%	24.09%
2009	0.00%	1,850,637	4.619855	8,549,675	0.00%	56.90%
2009	0.10%	337,606	4.574181	1,544,271	0.00%	56.74%
2009	0.25%	388,356	4.506481	1,750,119	0.00%	56.51%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2013	0.00%	1,583,590	17.408554	27,568,012	3.05%	14.28%
2013	0.10%	113,480	17.167781	1,948,200	3.05%	14.17%
2013	0.20%	193,673	16.930223	3,278,927	3.05%	14.05%
2013	0.25%	441,123	16.812707	7,416,472	3.05%	14.00%
2012	0.00%	1,861,649	15.233105	28,358,695	0.69%	13.18%
2012	0.10%	185,123	15.037449	2,783,778	0.69%	13.07%
2012	0.20%	244,857	14.844207	3,634,708	0.69%	12.95%
2012	0.25%	544,333	14.748538	8,028,116	0.69%	12.90%
2011	0.00%	928,241	13.459012	12,493,207	0.37%	-32.34%
2011	0.10%	282,025	13.299473	3,750,784	0.37%	-32.40%
2011	0.20%	737,438	13.141734	9,691,214	0.37%	-32.47%
2011	0.25%	984,026	13.063595	12,854,917	0.37%	-32.51%
2010	0.00%	1,084,854	19.891294	21,579,150	0.53%	25.02%
2010	0.10%	326,192	19.675174	6,417,884	0.53%	24.89%
2010	0.20%	973,187	19.461274	18,939,459	0.53%	24.77%
2010	0.25%	990,271	19.355227	19,166,920	0.53%	24.70%
2009	0.00%	1,339,119	15.910990	21,306,709	0.41%	79.07%
2009	0.10%	374,105	15.753839	5,893,590	0.41%	78.89%
2009	0.20%	1,239,451	15.598133	19,333,122	0.41%	78.71%
2009	0.25%	951,078	15.520876	14,761,564	0.41%	78.62%
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
2013	0.00%	3,557	14.192688	50,483	1.00%	25.81%
2013	0.20%	57,650	14.089115	812,237	1.00%	25.56%
2013	0.25%	74,382	14.063317	1,046,058	1.00%	25.49%
2012	0.00%	7,263	11.281179	81,935	0.89%	10.79%
2012	0.20%	61,149	11.221257	686,169	0.89%	10.57%
2012	0.25%	121,309	11.206313	1,359,427	0.89%	10.51%
2011	0.00%	3,347	10.182308	34,080	0.73%	-2.98%
2011	0.20%	45,494	10.148540	461,698	0.73%	-3.18%
2011	0.25%	106,951	10.140120	1,084,496	0.73%	-3.22%
2010	0.20%	183	10.481347	1,918	0.42%	4.81%	5/3/2010
2010	0.25%	46,317	10.477878	485,304	0.42%	4.78%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2013	0.00%	87,427	$11.271168	$985,404	1.47%	-1.24%
2013	0.20%	1,067,931	11.188897	11,948,970	1.47%	-1.44%
2013	0.25%	974,887	11.168411	10,887,939	1.47%	-1.49%
2012	0.00%	100,164	11.413075	1,143,179	1.71%	22.05%
2012	0.20%	1,098,975	11.352455	12,476,064	1.71%	21.81%
2012	0.25%	782,058	11.337345	8,866,461	1.71%	21.75%
2011	0.00%	37,548	9.351075	351,114	2.45%	-18.00%
2011	0.20%	1,020,922	9.320058	9,515,052	2.45%	-18.16%
2011	0.25%	725,228	9.312320	6,753,555	2.45%	-18.20%
2010	0.00%	18,770	11.403634	214,046	2.49%	14.04%	5/3/2010
2010	0.20%	322,122	11.388546	3,668,501	2.49%	13.89%	5/3/2010
2010	0.25%	363,235	11.384777	4,135,349	2.49%	13.85%	5/3/2010
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2013	0.00%	1,022	17.586030	17,973	0.44%	30.32%
2013	0.10%	26,280	17.434295	458,173	0.44%	30.19%
2013	0.20%	1,051	17.283875	18,165	0.44%	30.06%
2013	0.25%	55,867	17.209128	961,422	0.44%	29.99%
2012	0.00%	984	13.494607	13,279	0.77%	14.54%
2012	0.10%	28,689	13.391551	384,190	0.77%	14.43%
2012	0.20%	2,376	13.289281	31,575	0.77%	14.32%
2012	0.25%	51,148	13.238427	677,119	0.77%	14.26%
2011	0.00%	955	11.781054	11,251	0.18%	-4.01%
2011	0.10%	39,336	11.702808	460,342	0.18%	-4.11%
2011	0.20%	709	11.625075	8,242	0.18%	-4.20%
2011	0.25%	37,912	11.586400	439,264	0.18%	-4.25%
2010	0.00%	984	12.273411	12,077	0.37%	25.43%
2010	0.10%	63,727	12.204067	777,729	0.37%	25.30%
2010	0.20%	1,367	12.135118	16,589	0.37%	25.18%
2010	0.25%	41,890	12.100786	506,902	0.37%	25.12%
2009	0.00%	2,510	9.785090	24,561	0.52%	26.62%
2009	0.10%	56,829	9.739518	553,487	0.52%	26.49%
2009	0.25%	75,007	9.671569	725,435	0.52%	26.30%
Investors Growth Stock Series - Initial Class (MIGIC)
2013	0.00%	156,129	24.074646	3,758,750	0.64%	30.29%
2012	0.00%	172,283	18.477561	3,183,370	0.46%	16.97%
2011	0.00%	192,257	15.796502	3,036,988	0.54%	0.58%
2010	0.00%	216,391	15.705759	3,398,585	0.45%	12.47%
2009	0.00%	237,765	13.963862	3,320,118	0.73%	39.55%
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2013	0.00%	54,531	14.627285	797,640	0.00%	41.52%
2012	0.00%	7,796	10.335916	80,579	0.00%	3.36%	5/1/2012
New Discovery Series - Service Class (MNDSC)
2013	0.00%	1,759	14.570258	25,629	0.00%	41.22%
2013	0.20%	26,567	14.521824	385,801	0.00%	40.94%
2013	0.25%	120,227	14.509734	1,744,462	0.00%	40.86%
2012	0.25%	65,112	10.300457	670,683	0.00%	3.00%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Research International Series - Service Class (MVRISC)
2013	0.00%	10,760	$10.778566	$115,977	1.76%	18.66%
2013	0.20%	62,038	10.635735	659,820	1.76%	18.43%
2013	0.25%	350,531	10.600321	3,715,741	1.76%	18.37%
2012	0.00%	11,403	9.083269	103,577	2.64%	16.41%
2012	0.20%	53,472	8.980840	480,223	2.64%	16.18%
2012	0.25%	338,782	8.955409	3,033,931	2.64%	16.12%
2011	0.00%	7,541	7.802718	58,840	1.62%	-11.06%
2011	0.20%	160	7.730217	1,237	1.62%	-11.23%
2011	0.25%	102,864	7.712183	793,306	1.62%	-11.28%
2010	0.00%	4,927	8.772736	43,223	1.35%	10.47%
2010	0.25%	84,252	8.692628	732,371	1.35%	10.20%
2009	0.00%	1,144	7.940931	9,084	1.26%	30.57%
2009	0.25%	82,984	7.888076	654,584	1.26%	30.24%
Value Series - Initial Class (MVFIC)
2013	0.00%	368,819	28.794051	10,619,793	1.21%	35.89%
2012	0.00%	394,370	21.189802	8,356,622	1.70%	16.26%
2011	0.00%	407,456	18.226114	7,426,340	1.45%	-0.30%
2010	0.00%	441,004	18.281385	8,062,164	1.47%	11.53%
2009	0.00%	438,770	16.390924	7,191,846	1.29%	22.71%
Value Series - Service Class (MVFSC)
2013	0.00%	255,396	14.083227	3,596,800	1.02%	35.59%
2013	0.20%	323,268	13.907900	4,495,979	1.02%	35.32%
2013	0.25%	1,530,260	13.864468	21,216,241	1.02%	35.26%
2012	0.00%	195,561	10.386254	2,031,146	1.48%	15.88%
2012	0.20%	284,062	10.277471	2,919,439	1.48%	15.65%
2012	0.25%	1,605,332	10.250498	16,455,452	1.48%	15.59%
2011	0.00%	125,373	8.962764	1,123,689	1.19%	-0.47%
2011	0.20%	263,888	8.886694	2,345,092	1.19%	-0.66%
2011	0.25%	1,640,910	8.867804	14,551,268	1.19%	-0.71%
2010	0.00%	78,860	9.004753	710,115	1.25%	11.22%
2010	0.20%	10,967	8.946185	98,113	1.25%	10.99%
2010	0.25%	677,810	8.931612	6,053,936	1.25%	10.94%
2009	0.00%	46,902	8.096650	379,749	1.17%	22.45%
2009	0.25%	420,507	8.050967	3,385,488	1.17%	22.15%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2013	0.00%	93,438	20.838059	1,947,067	1.39%	27.63%
2013	0.20%	1,240,116	20.644557	25,601,645	1.39%	27.38%
2013	0.25%	1,426,615	20.596474	29,383,239	1.39%	27.31%
2012	0.00%	63,448	16.326534	1,035,886	1.59%	15.93%
2012	0.20%	1,224,573	16.207264	19,846,978	1.59%	15.70%
2012	0.25%	1,240,764	16.177603	20,072,587	1.59%	15.64%
2011	0.00%	50,951	14.082958	717,541	1.09%	-1.78%
2011	0.20%	714,526	14.008123	10,009,168	1.09%	-1.97%
2011	0.25%	994,671	13.989490	13,914,940	1.09%	-2.02%
2010	0.00%	3,508	14.337712	50,297	1.41%	8.78%
2010	0.20%	520,695	14.290030	7,440,747	1.41%	8.56%
2010	0.25%	916,953	14.278137	13,092,381	1.41%	8.51%
2009	0.25%	230,861	13.158607	3,037,809	0.00%	31.59%	5/1/2009
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2013	0.00%	119,123	14.803414	1,763,427	3.52%	-0.32%
2012	0.00%	159,977	14.850467	2,375,733	4.54%	9.44%
2011	0.00%	186,591	13.569488	2,531,944	3.79%	5.65%
2010	0.00%	190,070	12.844145	2,441,287	6.09%	7.14%
2009	0.00%	208,669	11.987667	2,501,454	8.83%	9.64%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2013	0.00%	136,780	$32.396627	$4,431,211	4.05%	-8.75%
2013	0.10%	683,536	41.699776	28,503,298	4.05%	-8.84%
2013	0.20%	99,023	31.591112	3,128,247	4.05%	-8.93%
2013	0.25%	65,940	31.385145	2,069,536	4.05%	-8.98%
2012	0.00%	160,559	35.502855	5,700,303	2.86%	17.96%
2012	0.10%	635,996	45.743742	29,092,837	2.86%	17.84%
2012	0.20%	113,419	34.689455	3,934,443	2.86%	17.72%
2012	0.25%	67,120	34.480526	2,314,333	2.86%	17.67%
2011	0.00%	176,124	30.097113	5,300,824	3.60%	7.03%
2011	0.10%	644,916	38.817591	25,034,086	3.60%	6.93%
2011	0.20%	102,810	29.466572	3,029,458	3.60%	6.82%
2011	0.25%	56,831	29.303784	1,665,363	3.60%	6.77%
2010	0.00%	212,950	28.119543	5,988,057	3.00%	9.74%
2010	0.10%	644,413	36.303218	23,394,266	3.00%	9.63%
2010	0.20%	81,138	27.585403	2,238,224	3.00%	9.53%
2010	0.25%	60,832	27.446686	1,669,637	3.00%	9.47%
2009	0.00%	190,919	25.622719	4,891,864	7.90%	30.21%
2009	0.10%	23,721	33.112830	785,469	7.90%	30.08%
2009	0.20%	68,982	25.186305	1,737,402	7.90%	29.95%
2009	0.25%	82,946	25.072181	2,079,637	7.90%	29.88%
Global Real Estate Portfolio - Class II (VKVGR2)
2013	0.00%	20,978	10.158786	213,111	3.58%	2.63%
2013	0.20%	28,295	10.032314	283,864	3.58%	2.43%
2013	0.25%	241,618	10.000939	2,416,407	3.58%	2.38%
2012	0.00%	24,795	9.898065	245,423	0.54%	29.94%
2012	0.20%	36,580	9.794401	358,279	0.54%	29.68%
2012	0.25%	180,879	9.768654	1,766,944	0.54%	29.62%
2011	0.00%	26,783	7.617163	204,010	3.29%	-10.15%
2011	0.20%	17,677	7.552508	133,506	3.29%	-10.33%
2011	0.25%	100,281	7.536433	755,761	3.29%	-10.38%
2010	0.00%	17,979	8.477927	152,425	8.26%	22.32%
2010	0.20%	9,827	8.422781	82,771	8.26%	22.07%
2010	0.25%	120,544	8.409049	1,013,660	8.26%	22.01%
2009	0.00%	10,415	6.931156	72,188	0.02%	41.42%
2009	0.25%	98,075	6.892024	675,935	0.02%	41.06%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2013	0.00%	26,706	17.705006	472,830	0.37%	37.49%
2013	0.10%	40,468	17.464563	706,756	0.37%	37.35%
2013	0.20%	174,382	17.227448	3,004,157	0.37%	37.21%
2013	0.25%	543,483	17.110132	9,299,066	0.37%	37.14%
2012	0.00%	23,806	12.877689	306,566	0.00%	8.69%
2012	0.10%	48,845	12.715499	621,089	0.00%	8.58%
2012	0.20%	192,237	12.555398	2,413,612	0.00%	8.47%
2012	0.25%	635,504	12.476126	7,928,628	0.00%	8.42%
2011	0.00%	25,089	11.847974	297,254	0.33%	-7.12%
2011	0.10%	63,621	11.710491	745,033	0.33%	-7.21%
2011	0.20%	309,678	11.574643	3,584,412	0.33%	-7.31%
2011	0.25%	580,598	11.507335	6,681,136	0.33%	-7.35%
2010	0.00%	4,677	12.756351	59,661	0.00%	32.31%
2010	0.10%	64,134	12.620906	809,429	0.00%	32.18%
2010	0.20%	61,988	12.486960	774,042	0.00%	32.05%
2010	0.25%	787,070	12.420541	9,775,835	0.00%	31.98%
2009	0.00%	2,129	9.640943	20,526	0.00%	57.66%
2009	0.10%	76,530	9.548100	730,716	0.00%	57.50%
2009	0.20%	87,692	9.456210	829,234	0.00%	57.34%
2009	0.25%	839,125	9.410608	7,896,676	0.00%	57.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
2013	0.00%	3,341	$17.099754	$57,130	0.53%	48.07%
2013	0.20%	6,972	16.886950	117,736	0.53%	47.78%
2013	0.25%	82,697	16.834126	1,392,132	0.53%	47.70%
2012	0.00%	1,068	11.548298	12,334	0.00%	14.38%
2012	0.20%	8,437	11.427394	96,413	0.00%	14.15%
2012	0.25%	125,623	11.397332	1,431,767	0.00%	14.09%
2011	0.00%	4,822	10.096697	48,686	0.04%	-2.80%
2011	0.20%	3,377	10.011033	33,807	0.04%	-2.99%
2011	0.25%	66,787	9.989709	667,183	0.04%	-3.04%
2010	0.00%	2,539	10.387395	26,374	0.16%	22.86%
2010	0.20%	2,940	10.319840	30,340	0.16%	22.62%
2010	0.25%	8,071	10.302995	83,155	0.16%	22.55%
2009	0.25%	45,095	8.406886	379,109	0.00%	65.14%
U.S. Real Estate Portfolio - Class I (MSVRE)
2013	0.10%	49,656	45.456233	2,257,175	1.13%	1.95%
2013	0.20%	32,599	36.687985	1,195,992	1.13%	1.85%
2013	0.25%	371,524	36.448690	13,541,563	1.13%	1.80%
2012	0.10%	83,283	44.585930	3,713,250	0.84%	15.72%
2012	0.20%	167,696	36.021570	6,040,673	0.84%	15.60%
2012	0.25%	409,531	35.804517	14,663,060	0.84%	15.55%
2011	0.10%	101,526	38.529319	3,911,728	0.88%	5.81%
2011	0.20%	189,017	31.159562	5,889,687	0.88%	5.71%
2011	0.25%	472,847	30.987316	14,652,259	0.88%	5.66%
2010	0.10%	100,621	36.412421	3,663,854	2.31%	29.83%
2010	0.20%	182,394	29.476966	5,376,422	2.31%	29.70%
2010	0.25%	555,658	29.328633	16,296,690	2.31%	29.64%
2009	0.10%	111,151	28.046079	3,117,350	4.14%	28.23%
2009	0.20%	142,875	22.726829	3,247,096	4.14%	28.10%
2009	0.25%	640,708	22.623746	14,495,215	4.14%	28.03%
2009	0.40%	585	23.083528	13,504	4.14%	27.84%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	0.00%	1,832,139	21.699995	39,757,407	1.86%	31.90%
2012	0.00%	1,980,422	16.452105	32,582,111	0.98%	14.66%
2011	0.00%	2,222,487	14.348277	31,888,859	1.60%	0.65%
2010	0.00%	2,641,103	14.256071	37,651,752	1.97%	13.46%
2009	0.00%	2,210	12.564442	27,767	1.25%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.00%	487,528	15.663250	7,636,273	1.31%	23.28%
2012	0.00%	477,179	12.704984	6,062,552	1.36%	15.72%
2011	0.00%	433,074	10.979437	4,754,909	1.37%	0.93%
2010	0.00%	483,491	10.878393	5,259,605	1.49%	12.02%
2009	0.00%	405,011	9.711378	3,933,215	0.08%	23.41%
American Funds NVIT Bond Fund - Class II (GVABD2)
2013	0.00%	122,305	12.571090	1,537,507	1.67%	-2.57%
2012	0.00%	158,000	12.903197	2,038,705	2.20%	4.97%
2011	0.00%	174,797	12.292646	2,148,718	2.35%	5.72%
2010	0.00%	229,234	11.627184	2,665,346	2.06%	5.99%
2009	0.00%	248,317	10.970085	2,724,059	0.32%	12.15%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2013	0.00%	394,540	$17.080144	$6,738,800	0.39%	28.64%
2012	0.00%	374,929	13.277399	4,978,082	0.87%	22.09%
2011	0.00%	426,331	10.875437	4,636,536	1.00%	-9.31%
2010	0.00%	473,561	11.991721	5,678,811	0.81%	11.30%
2009	0.00%	536,732	10.774250	5,782,885	0.00%	41.60%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2013	0.00%	660,438	15.391784	10,165,319	0.32%	29.61%
2012	0.00%	656,818	11.875465	7,800,019	0.21%	17.40%
2011	0.00%	786,500	10.115272	7,955,661	0.26%	-4.69%
2010	0.00%	773,203	10.612804	8,205,852	0.17%	18.19%
2009	0.00%	789,242	8.979238	7,086,792	0.00%	38.78%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2013	0.00%	235,408	13.522509	3,183,307	0.98%	32.97%
2012	0.00%	247,986	10.169772	2,521,961	1.05%	17.06%
2011	0.00%	279,694	8.687464	2,429,832	0.99%	-2.24%
2010	0.00%	293,429	8.886120	2,607,445	0.96%	10.97%
2009	0.00%	290,258	8.007342	2,324,195	0.00%	30.69%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2013	0.00%	128,661	25.655193	3,300,823	6.14%	7.07%
2013	0.10%	36,676	23.063197	845,866	6.14%	6.97%
2013	0.20%	47,088	25.709396	1,210,604	6.14%	6.86%
2013	0.25%	467,044	25.541772	11,929,131	6.14%	6.80%
2012	0.00%	164,273	23.960670	3,936,091	8.24%	14.56%
2012	0.10%	100,719	21.561437	2,171,646	8.24%	14.44%
2012	0.20%	51,215	24.059374	1,232,201	8.24%	14.33%
2012	0.25%	574,902	23.914452	13,748,466	8.24%	14.27%
2011	0.00%	192,805	20.916000	4,032,709	8.22%	3.82%
2011	0.10%	94,398	18.840517	1,778,507	8.22%	3.71%
2011	0.20%	31,722	21.044304	667,567	8.22%	3.61%
2011	0.25%	618,849	20.928041	12,951,297	8.22%	3.56%
2010	0.00%	217,797	20.146924	4,387,940	8.65%	13.15%
2010	0.10%	96,568	18.165863	1,754,241	8.65%	13.04%
2010	0.20%	97,797	20.310994	1,986,354	8.65%	12.93%
2010	0.25%	722,680	20.208859	14,604,538	8.65%	12.87%
2009	0.00%	248,681	17.804842	4,427,726	9.89%	46.00%
2009	0.10%	62,774	16.070122	1,008,786	9.89%	45.85%
2009	0.20%	79,750	17.985742	1,434,363	9.89%	45.71%
2009	0.25%	790,244	17.904242	14,148,720	9.89%	45.63%
2009	0.40%	9,813	16.184733	158,821	9.89%	45.41%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.00%	588,722	18.202636	10,716,292	6.72%	6.94%
2012	0.00%	644,890	17.021800	10,977,189	8.23%	14.71%
2011	0.00%	746,693	14.839228	11,080,348	7.79%	3.81%
2010	0.00%	838,621	14.295077	11,988,152	8.54%	13.16%
2009	0.00%	949,161	12.632602	11,990,373	10.36%	46.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2013	0.00%	63,515	$27.100074	$1,721,261	1.10%	0.75%
2013	0.10%	59,951	26.743408	1,603,294	1.10%	0.65%
2013	0.20%	36,400	26.391340	960,645	1.10%	0.54%
2013	0.25%	188,020	26.217108	4,929,341	1.10%	0.49%
2012	0.00%	72,637	26.899413	1,953,893	0.50%	17.22%
2012	0.10%	100,722	26.571947	2,676,380	0.50%	17.10%
2012	0.20%	47,858	26.248380	1,256,195	0.50%	16.98%
2012	0.25%	221,809	26.088139	5,786,584	0.50%	16.92%
2011	0.00%	86,175	22.948246	1,977,565	0.51%	-22.37%
2011	0.10%	135,864	22.691603	3,082,972	0.51%	-22.45%
2011	0.20%	37,968	22.437772	851,917	0.51%	-22.53%
2011	0.25%	208,036	22.311980	4,641,695	0.51%	-22.57%
2010	0.00%	108,618	29.562687	3,211,040	0.06%	16.17%
2010	0.10%	142,172	29.261305	4,160,138	0.06%	16.06%
2010	0.20%	338,600	28.962911	9,806,842	0.06%	15.94%
2010	0.25%	366,617	28.814934	10,564,045	0.06%	15.88%
2009	0.00%	129,828	25.446836	3,303,712	1.36%	63.31%
2009	0.10%	153,669	25.212581	3,874,392	1.36%	63.15%
2009	0.20%	362,310	24.980405	9,050,651	1.36%	62.99%
2009	0.25%	493,823	24.865174	12,278,995	1.36%	62.91%
2009	0.40%	100	24.522567	2,452	1.36%	62.66%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.00%	452,954	19.481483	8,824,216	1.14%	0.75%
2012	0.00%	488,948	19.336082	9,454,339	0.40%	17.24%
2011	0.00%	746,323	16.493303	12,309,331	0.71%	-22.39%
2010	0.00%	794,544	21.252025	16,885,669	0.07%	16.21%
2009	0.00%	818,029	18.287102	14,959,380	1.28%	63.48%
NVIT International Equity Fund - Class I (GIG)
2013	0.00%	364,085	16.641029	6,058,666	0.54%	17.83%
2013	0.10%	87,333	16.421986	1,434,181	0.54%	17.71%
2013	0.20%	38,703	16.205894	627,217	0.54%	17.60%
2013	0.25%	306,552	16.098886	4,935,146	0.54%	17.54%
2012	0.00%	399,009	14.122631	5,635,057	0.87%	15.61%
2012	0.10%	105,286	13.950678	1,468,811	0.87%	15.49%
2012	0.20%	23,573	13.780870	324,856	0.87%	15.38%
2012	0.25%	230,188	13.696713	3,152,819	0.87%	15.32%
2011	0.00%	402,975	12.216006	4,922,745	1.35%	-9.76%
2011	0.10%	146,364	12.079365	1,767,984	1.35%	-9.85%
2011	0.20%	21,256	11.944297	253,888	1.35%	-9.94%
2011	0.25%	211,674	11.877298	2,514,115	1.35%	-9.99%
2010	0.00%	263,475	13.537857	3,566,887	0.95%	13.29%
2010	0.10%	80,397	13.399813	1,077,305	0.95%	13.18%
2010	0.20%	5,187	13.263217	68,796	0.95%	13.06%
2010	0.25%	68,531	13.195400	904,294	0.95%	13.01%
2009	0.00%	275,076	11.949736	3,287,086	1.09%	29.72%
2009	0.10%	87,077	11.839714	1,030,967	1.09%	29.59%
2009	0.25%	98,498	11.676578	1,150,120	1.09%	29.40%
NVIT International Equity Fund - Class III (GIG3)
2013	0.00%	430,241	9.956257	4,283,590	0.51%	17.81%
2012	0.00%	425,415	8.450909	3,595,143	0.79%	15.58%
2011	0.00%	519,645	7.311920	3,799,603	1.34%	-9.76%
2010	0.00%	484,564	8.103077	3,926,459	1.02%	13.27%
2009	0.00%	516,240	7.153834	3,693,095	0.22%	29.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2013	0.00%	27,530	$9.823149	$270,431	0.53%	17.56%
2012	0.00%	29,454	8.355696	246,109	0.52%	15.23%
2011	0.00%	48,864	7.251572	354,341	0.92%	-10.00%
2010	0.00%	79,753	8.057227	642,588	0.98%	13.00%
2009	0.00%	70,672	7.130177	503,904	0.24%	29.45%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	0.00%	1,264,376	13.621982	17,223,307	1.05%	43.82%
2012	0.00%	1,373,296	9.471654	13,007,385	1.47%	16.94%
2011	0.00%	1,522,830	8.099461	12,334,102	0.57%	-11.62%
2010	0.00%	1,705,119	9.164158	15,625,980	0.21%	15.61%
2009	0.00%	1,906,534	7.927018	15,113,129	0.18%	52.96%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	0.00%	63,496	15.044832	955,287	1.00%	38.77%
2012	0.00%	26,852	10.841924	291,127	0.88%	11.50%
2011	0.00%	59,405	9.723793	577,642	0.72%	-3.18%
2010	0.00%	25,390	10.043115	254,995	0.89%	23.58%
2009	0.00%	21,943	8.126831	178,327	0.37%	31.53%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2013	0.00%	260,801	13.486224	3,517,221	1.43%	29.65%
2013	0.20%	536	20.849732	11,175	1.43%	29.39%
2013	0.25%	639	20.801156	13,292	1.43%	29.32%
2012	0.00%	213,197	10.402170	2,217,711	1.16%	16.22%
2012	0.20%	76	16.113951	1,225	1.16%	15.99%
2012	0.25%	104	16.084433	1,673	1.16%	15.93%
2011	0.00%	181,560	8.950086	1,624,978	2.09%	-6.19%
2011	0.20%	10	13.892348	139	2.09%	-6.37%
2011	0.25%	202	13.873846	2,803	2.09%	-6.42%
2010	0.00%	85,305	9.540229	813,829	0.40%	15.00%
2010	0.20%	3	14.837971	45	0.40%	14.77%
2010	0.25%	438	14.825611	6,494	0.40%	14.71%
2009	0.00%	42,686	8.295819	354,115	1.03%	29.30%
2009	0.25%	132	12.924011	1,706	1.03%	29.24%	5/1/2009
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2013	0.00%	409,479	13.351426	5,467,129	1.74%	14.72%
2013	0.10%	9,799,660	16.343180	160,157,607	1.74%	14.60%
2012	0.00%	345,977	11.638522	4,026,661	1.58%	11.24%
2012	0.10%	9,918,231	14.260689	141,440,808	1.58%	11.13%
2011	0.00%	273,343	10.462826	2,859,940	2.55%	-1.26%
2011	0.10%	10,039,458	12.832969	128,836,053	2.55%	-1.36%
2010	0.00%	171,673	10.596561	1,819,143	0.04%	10.46%
2010	0.10%	10,172,685	13.009970	132,346,327	0.04%	10.35%
2010	0.20%	7	12.988326	91	0.04%	10.24%
2010	0.25%	50	12.977497	649	0.04%	10.18%
2009	0.00%	90,417	9.593104	867,380	2.22%	19.88%
2009	0.25%	6	11.777952	71	2.22%	17.78%	5/1/2009
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2013	0.00%	502,970	13.546578	6,813,522	1.76%	21.44%
2013	0.25%	2,966	18.268625	54,185	1.76%	21.14%
2012	0.00%	417,509	11.154725	4,657,198	1.55%	13.74%
2011	0.00%	353,307	9.807509	3,465,062	2.31%	-3.37%
2011	0.20%	7	13.310277	93	2.31%	-3.56%
2011	0.25%	8	13.292549	106	2.31%	-3.61%
2010	0.00%	366,215	10.149086	3,716,748	0.64%	12.46%
2010	0.20%	2	13.801379	28	0.64%	12.23%
2010	0.25%	14	13.789878	193	0.64%	12.17%
2009	0.00%	172,546	9.025006	1,557,229	1.99%	24.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2013	0.00%	343,843	$12.686282	$4,362,089	1.92%	5.03%
2013	0.20%	13,445	13.412895	180,336	1.92%	4.82%
2013	0.25%	178	13.381633	2,382	1.92%	4.77%
2012	0.00%	375,872	12.078891	4,540,117	2.04%	7.58%
2012	0.20%	317	12.796286	4,056	2.04%	7.36%
2012	0.25%	99	12.772842	1,265	2.04%	7.31%
2011	0.00%	244,720	11.227964	2,747,707	2.65%	1.50%
2011	0.20%	223	11.918680	2,658	2.65%	1.30%
2010	0.00%	132,942	11.062310	1,470,646	1.26%	6.87%
2010	0.20%	107	11.766279	1,259	1.26%	6.65%
2010	0.25%	10	11.756479	118	1.26%	6.60%
2009	0.00%	89,148	10.351566	922,821	2.79%	13.22%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2013	0.00%	465,059	13.446120	6,253,239	1.68%	17.98%
2013	0.20%	48	17.246137	828	1.68%	17.74%
2013	0.25%	125	17.205926	2,151	1.68%	17.68%
2012	0.00%	489,603	11.397169	5,580,088	1.47%	12.45%
2011	0.00%	534,729	10.135390	5,419,687	2.45%	-2.25%
2011	0.25%	8	13.034508	104	2.45%	-2.49%
2010	0.00%	346,937	10.368348	3,597,164	0.93%	11.42%
2009	0.00%	241,583	9.305236	2,247,987	2.29%	22.00%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2013	0.00%	538,407	13.494322	7,265,437	1.65%	24.35%
2013	0.20%	38	19.259520	732	1.65%	24.11%
2013	0.25%	1,287	19.214638	24,729	1.65%	24.04%
2012	0.00%	475,205	10.851463	5,156,669	1.27%	14.67%
2012	0.20%	29	15.518526	450	1.27%	14.44%
2012	0.25%	32	15.490103	496	1.27%	14.38%
2011	0.00%	513,993	9.463303	4,864,071	2.42%	-4.57%
2011	0.20%	31	13.560483	420	2.42%	-4.76%
2011	0.25%	35	13.542423	474	2.42%	-4.81%
2010	0.00%	486,915	9.916957	4,828,715	0.73%	13.50%
2010	0.20%	8	14.238938	114	0.73%	13.27%
2010	0.25%	224	14.227081	3,187	0.73%	13.21%
2009	0.00%	345,676	8.737590	3,020,375	1.60%	26.69%
2009	0.25%	11	12.566486	138	1.60%	25.66%	5/1/2009
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2013	0.00%	210,016	13.169178	2,765,738	2.10%	11.33%
2013	0.20%	3,323	15.282040	50,782	2.10%	11.11%
2013	0.25%	20,825	15.246428	317,507	2.10%	11.05%
2012	0.00%	151,616	11.828808	1,793,437	1.97%	10.13%
2012	0.20%	2,766	13.754085	38,044	1.97%	9.91%
2012	0.25%	13,974	13.728890	191,848	1.97%	9.86%
2011	0.00%	114,210	10.740467	1,226,669	2.52%	-0.28%
2011	0.20%	665	12.513661	8,322	2.52%	-0.48%
2010	0.00%	102,837	10.770841	1,107,641	1.12%	9.31%
2010	0.20%	424	12.574113	5,331	1.12%	9.10%
2010	0.25%	38	12.563636	477	1.12%	9.04%
2009	0.00%	66,327	9.853071	653,525	2.50%	17.64%
NVIT Core Bond Fund - Class I (NVCBD1)
2013	0.00%	65,876	13.048920	859,611	2.38%	-1.91%
2012	0.00%	72,492	13.303193	964,375	3.01%	7.75%
2011	0.00%	80,629	12.345910	995,438	3.32%	6.59%
2010	0.00%	59,061	11.582155	684,054	2.81%	7.06%
2009	0.00%	56,157	10.818752	607,549	2.99%	8.78%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2013	0.00%	68,382	$14.103213	$964,406	2.14%	-1.77%
2012	0.00%	88,003	14.357681	1,263,519	3.10%	7.38%
2011	0.00%	35,901	13.370773	480,024	2.56%	6.37%
2010	0.00%	18,485	12.569892	232,354	2.49%	8.35%
2009	0.00%	21,838	11.600708	253,336	4.05%	16.62%
NVIT Nationwide Fund - Class I (TRF)
2013	0.00%	1,734,648	20.952837	36,345,797	1.36%	31.10%
2013	0.10%	3,480,031	17.146101	59,668,963	1.36%	30.97%
2013	0.25%	20,745	16.507449	342,447	1.36%	30.77%
2012	0.00%	1,864,535	15.982186	29,799,345	1.42%	14.21%
2012	0.10%	3,747,612	13.091593	49,062,211	1.42%	14.10%
2012	0.20%	2,665	12.699413	33,844	1.42%	13.99%
2012	0.25%	15,896	12.622880	200,653	1.42%	13.93%
2011	0.00%	2,024,151	13.993147	28,324,242	1.15%	0.53%
2011	0.10%	4,619,387	11.473793	53,001,890	1.15%	0.43%
2011	0.20%	3,750	11.141231	41,780	1.15%	0.33%
2011	0.25%	19,700	11.079648	218,269	1.15%	0.28%
2010	0.00%	2,208,854	13.919537	30,746,225	0.79%	13.45%
2010	0.10%	4,747,522	11.424837	54,239,665	0.79%	13.34%
2010	0.20%	58,071	11.104765	644,865	0.79%	13.22%
2010	0.25%	30,679	11.048893	338,969	0.79%	13.17%
2009	0.00%	2,358,784	12.269388	28,940,836	1.35%	26.10%
2009	0.10%	27,862,777	10.080498	280,870,668	1.35%	25.97%
2009	0.20%	72,093	9.807872	707,079	1.35%	25.84%
2009	0.25%	42,014	9.763407	410,200	1.35%	25.78%
NVIT Government Bond Fund - Class I (GBF)
2013	0.00%	1,336,944	21.091950	28,198,756	1.58%	-4.06%
2013	0.10%	890,350	19.343317	17,222,322	1.58%	-4.15%
2013	0.20%	816,538	17.492749	14,283,494	1.58%	-4.25%
2013	0.25%	1,634,584	17.378731	28,406,996	1.58%	-4.29%
2012	0.00%	1,674,246	21.983438	36,805,683	2.29%	3.06%
2012	0.10%	909,849	20.181071	18,361,727	2.29%	2.95%
2012	0.20%	1,212,740	18.268614	22,155,079	2.29%	2.85%
2012	0.25%	3,051,816	18.158617	55,416,758	2.29%	2.80%
2011	0.00%	1,713,711	21.331346	36,555,762	2.95%	7.25%
2011	0.10%	177,033	19.602079	3,470,215	2.95%	7.15%
2011	0.20%	1,225,833	17.762299	21,773,612	2.95%	7.04%
2011	0.25%	3,176,064	17.664198	56,102,623	2.95%	6.99%
2010	0.00%	1,970,073	19.888530	39,181,856	2.91%	4.78%
2010	0.10%	179,088	18.294455	3,276,317	2.91%	4.68%
2010	0.20%	1,247,423	16.593936	20,699,657	2.91%	4.57%
2010	0.25%	3,252,714	16.510521	53,704,003	2.91%	4.52%
2009	0.00%	2,155,474	18.980932	40,912,905	3.40%	2.69%
2009	0.10%	172,188	17.477068	3,009,341	3.40%	2.59%
2009	0.20%	1,080,876	15.868375	17,151,746	3.40%	2.48%
2009	0.25%	3,410,676	15.796520	53,876,812	3.40%	2.43%
2009	0.40%	15,678	17.785926	278,848	3.40%	2.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2013	0.00%	1,067,343	$14.184902	$15,140,156	0.68%	29.74%
2013	0.10%	89,080	10.651528	948,838	0.68%	29.61%
2013	0.20%	32,019	13.566675	434,391	0.68%	29.48%
2013	0.25%	4,807	13.478153	64,789	0.68%	29.42%
2012	0.00%	1,163,480	10.933376	12,720,764	0.56%	14.02%
2012	0.10%	107,268	8.218140	881,543	0.56%	13.91%
2012	0.20%	27,007	10.477780	282,973	0.56%	13.79%
2012	0.25%	7,147	10.414612	74,433	0.56%	13.74%
2011	0.00%	1,203,204	9.588872	11,537,369	0.58%	-0.69%
2011	0.10%	127,078	7.214766	916,838	0.58%	-0.79%
2011	0.20%	25,516	9.207740	234,945	0.58%	-0.89%
2011	0.25%	5,000	9.156818	45,784	0.58%	-0.94%
2010	0.00%	1,313,922	9.655570	12,686,666	0.62%	19.25%
2010	0.10%	114,797	7.272204	834,827	0.62%	19.13%
2010	0.20%	21,579	9.290303	200,475	0.62%	19.01%
2010	0.25%	5,239	9.243540	48,427	0.62%	18.95%
2009	0.00%	1,493,205	8.097149	12,090,703	0.55%	33.47%
2009	0.10%	389,073	6.104552	2,375,116	0.55%	33.34%
2009	0.20%	83,427	7.806410	651,265	0.55%	33.20%
2009	0.25%	5,496	7.771001	42,709	0.55%	33.14%
NVIT International Index Fund - Class II (GVIX2)
2013	0.00%	268,735	9.987487	2,683,987	3.02%	21.36%
2013	0.20%	56,128	9.855117	553,148	3.02%	21.12%
2013	0.25%	706,807	9.822334	6,942,494	3.02%	21.06%
2012	0.00%	194,912	8.229456	1,604,020	2.39%	18.29%
2012	0.20%	32,518	8.136631	264,587	2.39%	18.05%
2012	0.25%	714,474	8.113620	5,796,971	2.39%	17.99%
2011	0.00%	130,671	6.957271	909,114	2.62%	-12.72%
2011	0.20%	8,251	6.892598	56,871	2.62%	-12.89%
2011	0.25%	907,509	6.876547	6,240,528	2.62%	-12.94%
2010	0.00%	52,697	7.971131	420,055	2.29%	7.52%
2010	0.20%	7,211	7.912838	57,059	2.29%	7.30%
2010	0.25%	772,390	7.898348	6,100,605	2.29%	7.25%
2009	0.00%	30,419	7.413670	225,516	2.43%	28.58%
2009	0.25%	468,130	7.364341	3,447,469	2.43%	28.26%
NVIT International Index Fund - Class VI (GVIX6)
2013	0.00%	145,428	11.841416	1,722,073	3.07%	21.27%
2012	0.00%	101,703	9.764428	993,072	2.68%	18.29%
2011	0.00%	94,205	8.254444	777,610	2.74%	-12.72%
2010	0.00%	71,480	9.456969	675,984	2.11%	7.54%
2009	0.00%	65,290	8.793694	574,140	2.61%	28.62%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.00%	949,387	$21.847269	$20,741,513	1.70%	27.25%
2013	0.10%	139,994	21.588139	3,022,210	1.70%	27.12%
2013	0.20%	93,168	21.332126	1,987,472	1.70%	26.99%
2013	0.25%	91,665	21.205202	1,943,775	1.70%	26.93%
2012	0.00%	970,552	17.169227	16,663,628	1.41%	15.90%
2012	0.10%	128,197	16.982548	2,177,112	1.41%	15.79%
2012	0.20%	90,669	16.797930	1,523,052	1.41%	15.67%
2012	0.25%	92,309	16.706332	1,542,145	1.41%	15.61%
2011	0.00%	1,230,015	14.813448	18,220,763	1.80%	-3.93%
2011	0.10%	162,340	14.667084	2,381,054	1.80%	-4.03%
2011	0.20%	83,626	14.522177	1,214,432	1.80%	-4.12%
2011	0.25%	137,252	14.450227	1,983,323	1.80%	-4.17%
2010	0.00%	1,251,096	15.419576	19,291,370	1.71%	14.63%
2010	0.10%	160,260	15.282480	2,449,170	1.71%	14.51%
2010	0.20%	121,836	15.146603	1,845,402	1.71%	14.40%
2010	0.25%	289,316	15.079089	4,362,622	1.71%	14.34%
2009	0.00%	1,378,139	13.451838	18,538,503	1.09%	27.21%
2009	0.10%	141,202	13.345564	1,884,420	1.09%	27.08%
2009	0.20%	196,053	13.240124	2,595,766	1.09%	26.95%
2009	0.25%	342,826	13.187693	4,521,084	1.09%	26.89%
2009	0.40%	897	13.031705	11,689	1.09%	26.70%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2013	0.00%	109,004	15.999643	1,744,025	1.76%	13.42%
2012	0.00%	101,106	14.106085	1,426,210	2.24%	9.39%
2011	0.00%	12,871	12.895684	165,980	2.25%	0.88%
2010	0.00%	7,276	12.782641	93,006	1.26%	9.81%
2009	0.00%	1,883	11.640280	21,919	0.87%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2013	0.00%	16,580	18.167791	301,222	1.53%	19.49%
2012	0.00%	23,052	15.203946	350,481	1.85%	12.25%
2011	0.00%	20,856	13.544740	282,489	2.08%	-0.94%
2010	0.00%	9,246	13.672666	126,417	0.96%	12.03%
2009	0.00%	10,225	12.204484	124,791	0.71%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.00%	504,094	16.160183	8,146,251	1.63%	4.83%
2013	0.10%	4,260	15.968590	68,026	1.63%	4.73%
2013	0.20%	62,295	15.779171	982,963	1.63%	4.62%
2013	0.25%	104,547	15.685383	1,639,860	1.63%	4.57%
2012	0.00%	535,106	15.415374	8,248,859	1.71%	5.18%
2012	0.10%	8,967	15.247831	136,727	1.71%	5.07%
2012	0.20%	69,257	15.082043	1,044,537	1.71%	4.97%
2012	0.25%	142,595	14.999901	2,138,911	1.71%	4.91%
2011	0.00%	589,915	14.656785	8,646,257	2.50%	2.93%
2011	0.10%	22,883	14.512020	332,079	2.50%	2.83%
2011	0.20%	56,571	14.368627	812,848	2.50%	2.73%
2011	0.25%	143,852	14.297532	2,056,729	2.50%	2.67%
2010	0.00%	634,498	14.239553	9,034,968	2.23%	5.89%
2010	0.10%	25,085	14.112974	354,024	2.23%	5.79%
2010	0.20%	135,026	13.987465	1,888,671	2.23%	5.68%
2010	0.25%	173,444	13.925202	2,415,243	2.23%	5.63%
2009	0.00%	787,357	13.447193	10,587,742	1.73%	9.08%
2009	0.10%	35,939	13.340983	479,462	1.73%	8.98%
2009	0.20%	103,310	13.235577	1,367,367	1.73%	8.87%
2009	0.25%	189,396	13.183237	2,496,852	1.73%	8.81%
2009	0.40%	658	13.027295	8,572	1.73%	8.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.00%	3,094,770	$19.530736	$60,442,452	1.61%	16.63%
2013	0.10%	182,069	19.299113	3,513,770	1.61%	16.51%
2013	0.20%	243,997	19.070216	4,653,075	1.61%	16.39%
2013	0.25%	215,943	18.956755	4,093,579	1.61%	16.34%
2012	0.00%	3,467,574	16.746328	58,069,132	1.61%	10.81%
2012	0.10%	164,770	16.564270	2,729,295	1.61%	10.70%
2012	0.20%	250,897	16.384181	4,110,742	1.61%	10.59%
2012	0.25%	287,419	16.294844	4,683,448	1.61%	10.53%
2011	0.00%	3,959,245	15.112388	59,833,118	2.12%	-0.04%
2011	0.10%	218,054	14.963083	3,262,760	2.12%	-0.14%
2011	0.20%	302,677	14.815234	4,484,231	2.12%	-0.24%
2011	0.25%	390,082	14.741846	5,750,529	2.12%	-0.29%
2010	0.00%	4,345,889	15.118520	65,703,410	1.99%	10.91%
2010	0.10%	189,430	14.984107	2,838,439	1.99%	10.80%
2010	0.20%	382,830	14.850857	5,685,354	1.99%	10.69%
2010	0.25%	805,184	14.784666	11,904,377	1.99%	10.64%
2009	0.00%	4,458,884	13.630962	60,778,878	1.56%	19.14%
2009	0.10%	144,450	13.523280	1,953,438	1.56%	19.02%
2009	0.20%	480,252	13.416419	6,443,262	1.56%	18.90%
2009	0.25%	863,030	13.363298	11,532,927	1.56%	18.84%
2009	0.40%	2,599	13.205276	34,321	1.56%	18.66%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.00%	3,488,536	21.066347	73,490,710	1.62%	22.38%
2013	0.10%	159,223	20.816452	3,314,458	1.62%	22.25%
2013	0.20%	31,774	20.569550	653,577	1.62%	22.13%
2013	0.25%	107,418	20.447238	2,196,401	1.62%	22.07%
2012	0.00%	3,872,046	17.214305	66,654,581	1.63%	13.76%
2012	0.10%	197,613	17.027115	3,364,779	1.63%	13.65%
2012	0.20%	24,724	16.841984	416,401	1.63%	13.53%
2012	0.25%	170,507	16.750188	2,856,024	1.63%	13.48%
2011	0.00%	4,147,741	15.132127	62,764,144	2.03%	-2.13%
2011	0.10%	250,895	14.982582	3,759,055	2.03%	-2.22%
2011	0.20%	34,628	14.834535	513,690	2.03%	-2.32%
2011	0.25%	217,442	14.761085	3,209,680	2.03%	-2.37%
2010	0.00%	4,382,022	15.460895	67,749,982	1.89%	12.83%
2010	0.10%	291,696	15.323384	4,469,770	1.89%	12.72%
2010	0.20%	67,465	15.187117	1,024,599	1.89%	12.61%
2010	0.25%	400,034	15.119471	6,048,302	1.89%	12.55%
2009	0.00%	4,600,411	13.702388	63,036,616	1.31%	24.39%
2009	0.10%	218,272	13.594088	2,967,209	1.31%	24.27%
2009	0.20%	44,938	13.486671	606,064	1.31%	24.14%
2009	0.25%	474,675	13.433301	6,376,452	1.31%	24.08%
2009	0.40%	20	13.274448	265	1.31%	23.90%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.00%	799,670	$18.129719	$14,497,792	1.67%	10.49%
2013	0.10%	56,461	17.914713	1,011,483	1.67%	10.38%
2013	0.20%	17,974	17.702253	318,180	1.67%	10.27%
2013	0.25%	55,765	17.596985	981,296	1.67%	10.22%
2012	0.00%	886,098	16.407771	14,538,893	1.75%	8.04%
2012	0.10%	51,990	16.229405	843,767	1.75%	7.93%
2012	0.20%	13,819	16.052978	221,836	1.75%	7.82%
2012	0.25%	89,875	15.965491	1,434,899	1.75%	7.77%
2011	0.00%	908,615	15.186765	13,798,922	2.30%	2.06%
2011	0.10%	67,795	15.036737	1,019,416	2.30%	1.96%
2011	0.20%	9,866	14.888185	146,887	2.30%	1.86%
2011	0.25%	78,319	14.814478	1,160,255	2.30%	1.81%
2010	0.00%	953,397	14.879939	14,186,489	2.16%	8.52%
2010	0.10%	81,279	14.747641	1,198,674	2.16%	8.41%
2010	0.20%	30,996	14.616529	453,054	2.16%	8.30%
2010	0.25%	172,671	14.551412	2,512,607	2.16%	8.25%
2009	0.00%	1,042,745	13.712188	14,298,315	1.77%	14.56%
2009	0.10%	67,425	13.603867	917,241	1.77%	14.45%
2009	0.20%	44,906	13.496401	606,069	1.77%	14.33%
2009	0.25%	191,581	13.443003	2,575,424	1.77%	14.28%
2009	0.40%	28	13.284003	372	1.77%	14.10%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	0.00%	770,865	44.501701	34,304,804	1.15%	33.05%
2013	0.10%	67,580	40.185694	2,715,749	1.15%	32.91%
2013	0.20%	308,900	30.151218	9,313,711	1.15%	32.78%
2013	0.25%	990,257	29.954566	29,662,719	1.15%	32.72%
2012	0.00%	775,366	33.448036	25,934,470	1.07%	17.47%
2012	0.10%	82,892	30.234257	2,506,178	1.07%	17.36%
2012	0.20%	268,030	22.707360	6,086,254	1.07%	17.24%
2012	0.25%	1,015,466	22.570532	22,919,608	1.07%	17.18%
2011	0.00%	937,419	28.472984	26,691,116	0.78%	-2.54%
2011	0.10%	110,919	25.763036	2,857,610	0.78%	-2.64%
2011	0.20%	249,840	19.368666	4,839,068	0.78%	-2.74%
2011	0.25%	1,084,345	19.261601	20,886,221	0.78%	-2.79%
2010	0.00%	972,303	29.216232	28,407,030	1.25%	26.20%
2010	0.10%	134,857	26.461933	3,568,577	1.25%	26.07%
2010	0.20%	201,344	19.913978	4,009,560	1.25%	25.95%
2010	0.25%	1,101,218	19.813788	21,819,300	1.25%	25.89%
2009	0.00%	1,091,787	23.150606	25,275,531	0.98%	36.76%
2009	0.10%	194,480	20.989089	4,081,958	0.98%	36.62%
2009	0.20%	174,671	15.811153	2,761,750	0.98%	36.48%
2009	0.25%	1,162,757	15.739465	18,301,173	0.98%	36.41%
2009	0.40%	3,484	19.635632	68,411	0.98%	36.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2013	0.00%	4,055,705	$14.293235	$57,967,632	0.00%	0.00%
2013	0.20%	915	11.959420	10,943	0.00%	-0.20%
2013	0.25%	550,956	11.881336	6,546,093	0.00%	-0.25%
2012	0.00%	5,544,294	14.293235	79,245,902	0.00%	0.00%
2012	0.20%	1,247	11.983454	14,943	0.00%	-0.20%
2012	0.25%	563,036	11.911174	6,706,420	0.00%	-0.25%
2011	0.00%	5,903,369	14.293235	84,378,240	0.00%	0.00%
2011	0.20%	1,299	12.007617	15,598	0.00%	-0.20%
2011	0.25%	574,205	11.941153	6,856,670	0.00%	-0.25%
2010	0.00%	6,150,810	14.293225	87,914,911	0.00%	0.00%
2010	0.20%	1,348	12.031632	16,219	0.00%	-0.20%
2010	0.25%	588,365	11.970993	7,043,313	0.00%	-0.25%
2009	0.00%	7,271,586	14.293206	103,934,277	0.05%	0.04%
2009	0.20%	3,780	12.055725	45,571	0.05%	-0.16%
2009	0.25%	625,656	12.000968	7,508,478	0.05%	-0.21%
NVIT Money Market Fund - Class V (SAM5)
2013	0.00%	1,733,687	11.731137	20,338,120	0.00%	0.00%
2013	0.10%	77,084	11.600379	894,204	0.00%	-0.10%
2013	0.20%	9,408,960	11.471170	107,931,780	0.00%	-0.20%
2013	0.25%	7,910,243	11.407039	90,232,450	0.00%	-0.25%
2012	0.00%	1,186,217	11.731137	13,915,674	0.00%	0.00%
2012	0.10%	657,353	11.612007	7,633,188	0.00%	-0.10%
2012	0.20%	8,815,071	11.494165	101,321,881	0.00%	-0.20%
2012	0.25%	7,802,771	11.435565	89,229,095	0.00%	-0.25%
2011	0.00%	756,286	11.731137	8,872,095	0.00%	0.00%
2011	0.10%	629,615	11.623696	7,318,453	0.00%	-0.10%
2011	0.20%	8,407,521	11.517285	96,831,816	0.00%	-0.20%
2011	0.25%	9,471,462	11.464248	108,583,189	0.00%	-0.25%
2010	0.00%	528,187	11.731129	6,196,230	0.00%	0.00%
2010	0.10%	1,869,173	11.635333	21,748,450	0.00%	-0.10%
2010	0.20%	8,254,159	11.540261	95,255,149	0.00%	-0.20%
2010	0.25%	10,842,157	11.492942	124,608,282	0.00%	-0.25%
2009	0.00%	454,540	11.731114	5,332,261	0.06%	0.06%
2009	0.10%	6,087,351	11.646971	70,899,201	0.06%	-0.04%
2009	0.20%	7,395,065	11.563359	85,511,791	0.06%	-0.14%
2009	0.25%	11,828,679	11.521736	136,286,917	0.06%	-0.19%
2009	0.40%	16,932	11.397666	192,985	0.06%	-0.34%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	0.00%	1,431,105	12.166606	17,411,691	1.26%	21.34%
2012	0.00%	1,574,138	10.026765	15,783,512	0.59%	15.78%
2011	0.00%	1,756,758	8.660251	15,213,965	1.29%	-9.37%
2010	0.00%	1,926,194	9.555175	18,405,121	0.78%	14.04%
2009	0.00%	2,144,940	8.379106	17,972,680	0.81%	36.46%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2013	0.00%	32,529	20.957356	681,722	2.34%	21.41%
2012	0.00%	39,531	17.262313	682,396	0.39%	17.29%
2011	0.00%	43,242	14.717057	636,395	1.75%	-16.24%
2010	0.00%	50,861	17.570720	893,664	2.15%	6.19%
2009	0.00%	65,225	16.546611	1,079,253	2.12%	29.86%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2013	0.00%	437,468	12.775201	5,588,742	2.28%	21.42%
2012	0.00%	465,460	10.521355	4,897,270	0.39%	17.24%
2011	0.00%	503,863	8.974574	4,521,956	1.89%	-16.11%
2010	0.00%	512,098	10.698362	5,478,610	2.30%	6.11%
2009	0.00%	556,645	10.082162	5,612,185	2.13%	29.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.00%	772,029	$14.522943	$11,212,119	0.75%	34.74%
2013	0.20%	1,774	14.359257	25,473	0.75%	34.47%
2013	0.25%	43,920	14.318656	628,875	0.75%	34.40%
2012	0.00%	864,055	10.778503	9,313,219	0.46%	16.35%
2012	0.10%	45,035	10.728340	483,151	0.46%	16.24%
2012	0.20%	5,198	10.678331	55,506	0.46%	16.12%
2012	0.25%	68,955	10.653460	734,609	0.46%	16.06%
2011	0.00%	993,419	9.263525	9,202,562	0.01%	-2.91%
2011	0.10%	47,450	9.229646	437,947	0.01%	-3.00%
2011	0.20%	35,052	9.195838	322,333	0.01%	-3.10%
2011	0.25%	139,543	9.179010	1,280,867	0.01%	-3.15%
2010	0.00%	1,140,603	9.540808	10,882,274	0.06%	15.51%
2010	0.10%	50,494	9.515403	480,471	0.06%	15.39%
2010	0.20%	17,386	9.490013	164,993	0.06%	15.28%
2010	0.25%	118,763	9.477375	1,125,561	0.06%	15.22%
2009	0.00%	285,919	8.259762	2,361,623	0.86%	29.78%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	0.00%	503,503	13.777622	6,937,074	1.34%	35.44%
2013	0.20%	876	15.685351	13,740	1.34%	35.17%
2013	0.25%	33,020	15.656577	516,980	1.34%	35.10%
2012	0.00%	578,776	10.172659	5,887,691	1.34%	17.81%
2012	0.10%	27,689	11.635430	322,173	1.34%	17.69%
2012	0.20%	3,822	11.604387	44,352	1.34%	17.57%
2012	0.25%	39,721	11.588884	460,322	1.34%	17.52%
2011	0.00%	652,862	8.634796	5,637,330	1.10%	-5.83%
2011	0.10%	29,021	9.886324	286,911	1.10%	-5.92%
2011	0.20%	4,675	9.869840	46,142	1.10%	-6.02%
2011	0.25%	48,213	9.861595	475,457	1.10%	-6.06%
2010	0.00%	694,617	9.169345	6,369,183	0.70%	13.05%
2010	0.10%	31,135	10.508835	327,193	0.70%	5.09%	4/30/2010
2010	0.20%	3,506	10.501786	36,819	0.70%	5.02%	4/30/2010
2010	0.25%	58,810	10.498264	617,403	0.70%	4.98%	4/30/2010
2009	0.00%	457,649	8.111157	3,712,063	1.39%	27.59%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	0.00%	2,366,861	15.479098	36,636,780	0.00%	38.94%
2013	0.20%	127	15.304647	1,944	0.00%	38.67%
2013	0.25%	305	15.261350	4,655	0.00%	38.60%
2012	0.00%	2,541,741	11.140525	28,316,329	0.00%	14.90%
2012	0.10%	6,819	11.088680	75,614	0.00%	14.79%
2012	0.20%	3,499	11.037007	38,618	0.00%	14.67%
2012	0.25%	1,906	11.011282	20,988	0.00%	14.62%
2011	0.00%	3,047,277	9.695515	29,544,910	0.00%	-4.23%
2011	0.10%	7,012	9.660066	67,736	0.00%	-4.32%
2011	0.20%	623	9.624698	5,996	0.00%	-4.42%
2011	0.25%	5,101	9.607082	49,006	0.00%	-4.47%
2010	0.00%	3,476,447	10.123676	35,194,423	0.00%	26.82%
2010	0.10%	7,478	10.096737	75,503	0.00%	26.69%
2010	0.25%	5,764	10.056395	57,965	0.00%	26.50%
2009	0.00%	3,889,090	7.982859	31,046,057	0.00%	27.12%
2009	0.10%	91,898	7.969566	732,387	0.00%	26.99%
2009	0.25%	2,074	7.949631	16,488	0.00%	26.80%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2013	0.20%	5,093	$16.258572	$82,805	1.92%	35.58%
2013	0.25%	3,285	16.212600	53,258	1.92%	35.51%
2012	0.00%	678	12.104426	8,207	1.34%	16.65%
2012	0.20%	350	11.991912	4,197	1.34%	16.42%
2012	0.25%	4,531	11.963973	54,209	1.34%	16.36%
2011	0.00%	1,079	10.376788	11,197	1.08%	-2.09%
2011	0.25%	5,310	10.282114	54,598	1.08%	-2.33%
2010	0.25%	6,739	10.527298	70,943	1.08%	19.37%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.00%	801,822	16.263836	13,040,702	1.19%	35.68%
2012	0.00%	861,247	11.987208	10,323,947	1.13%	16.35%
2011	0.00%	946,834	10.303092	9,755,318	0.79%	-2.32%
2010	0.00%	1,131,006	10.547920	11,929,761	1.33%	19.63%
2009	0.00%	1,303,777	8.817001	11,495,403	1.19%	30.47%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	0.00%	463,075	26.553796	12,296,399	0.00%	44.29%
2013	0.10%	34,874	26.167303	912,559	0.00%	44.14%
2013	0.20%	40,523	25.786245	1,044,936	0.00%	44.00%
2013	0.25%	39,942	25.597875	1,022,430	0.00%	43.93%
2012	0.00%	496,782	18.403264	9,142,410	0.00%	13.44%
2012	0.10%	49,739	18.153519	902,938	0.00%	13.32%
2012	0.20%	55,773	17.907035	998,729	0.00%	13.21%
2012	0.25%	77,450	17.785105	1,377,456	0.00%	13.15%
2011	0.00%	563,925	16.223239	9,148,690	0.00%	-0.65%
2011	0.10%	61,780	16.019131	989,662	0.00%	-0.75%
2011	0.20%	47,600	15.817461	752,911	0.00%	-0.85%
2011	0.25%	85,864	15.717643	1,349,580	0.00%	-0.90%
2010	0.00%	583,188	16.329069	9,522,917	0.00%	25.45%
2010	0.10%	46,291	16.139729	747,124	0.00%	25.32%
2010	0.20%	27,210	15.952454	434,066	0.00%	25.20%
2010	0.25%	175,315	15.859701	2,780,443	0.00%	25.13%
2009	0.00%	627,172	13.016693	8,163,705	0.00%	27.46%
2009	0.10%	70,402	12.878613	906,680	0.00%	27.33%
2009	0.20%	22,417	12.741894	285,635	0.00%	27.21%
2009	0.25%	183,789	12.674135	2,329,367	0.00%	27.14%
2009	0.40%	8	12.472919	100	0.00%	26.95%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	0.00%	702,734	$46.407602	$32,612,200	0.83%	40.40%
2013	0.10%	24,770	49.536300	1,227,014	0.83%	40.26%
2013	0.20%	86,171	35.278242	3,039,961	0.83%	40.12%
2013	0.25%	168,547	35.048209	5,907,270	0.83%	40.05%
2012	0.00%	772,200	33.054014	25,524,310	0.83%	20.44%
2012	0.10%	36,881	35.317708	1,302,552	0.83%	20.32%
2012	0.20%	73,102	25.177325	1,840,513	0.83%	20.20%
2012	0.25%	165,813	25.025649	4,149,578	0.83%	20.14%
2011	0.00%	880,940	27.443292	24,175,894	0.43%	-5.07%
2011	0.10%	56,153	29.352122	1,648,210	0.43%	-5.16%
2011	0.20%	90,826	20.945547	1,902,400	0.43%	-5.26%
2011	0.25%	192,080	20.829802	4,000,988	0.43%	-5.31%
2010	0.00%	994,468	28.908970	28,749,046	0.59%	26.60%
2010	0.10%	61,312	30.950627	1,897,645	0.59%	26.48%
2010	0.20%	102,771	22.108296	2,272,092	0.59%	26.35%
2010	0.25%	333,494	21.997105	7,335,903	0.59%	26.29%
2009	0.00%	1,113,781	22.834198	25,432,296	0.57%	26.22%
2009	0.10%	99,716	24.471259	2,440,176	0.57%	26.09%
2009	0.20%	125,186	17.497487	2,190,440	0.57%	25.96%
2009	0.25%	362,635	17.418185	6,316,444	0.57%	25.90%
2009	0.40%	4,138	19.342658	80,040	0.57%	25.71%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	0.00%	771,546	42.269428	32,612,808	0.13%	40.91%
2013	0.10%	24,324	42.453920	1,032,649	0.13%	40.76%
2013	0.20%	98,202	28.365149	2,785,514	0.13%	40.62%
2013	0.25%	655,038	28.180139	18,459,062	0.13%	40.55%
2012	0.00%	861,431	29.998380	25,841,534	0.15%	15.50%
2012	0.10%	39,733	30.159433	1,198,325	0.15%	15.39%
2012	0.20%	139,263	20.170847	2,809,053	0.15%	15.27%
2012	0.25%	739,156	20.049299	14,819,560	0.15%	15.21%
2011	0.00%	990,245	25.972077	25,718,719	0.53%	-5.56%
2011	0.10%	62,029	26.137692	1,621,295	0.53%	-5.65%
2011	0.20%	163,780	17.498608	2,865,922	0.53%	-5.75%
2011	0.25%	838,331	17.401887	14,588,541	0.53%	-5.79%
2010	0.00%	1,145,604	27.500722	31,504,937	0.27%	25.32%
2010	0.10%	82,358	27.703734	2,281,624	0.27%	25.19%
2010	0.20%	354,127	18.565556	6,574,565	0.27%	25.07%
2010	0.25%	1,292,376	18.472172	23,872,992	0.27%	25.01%
2009	0.00%	1,279,276	21.944622	28,073,228	0.27%	34.70%
2009	0.10%	181,456	22.128719	4,015,389	0.27%	34.57%
2009	0.20%	858,139	14.844285	12,738,460	0.27%	34.43%
2009	0.25%	1,510,254	14.777001	22,317,025	0.27%	34.37%
2009	0.40%	6,288	18.829123	118,398	0.27%	34.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.00%	459,866	$21.937138	$10,088,144	3.31%	-1.12%
2013	0.10%	23,955	21.111396	505,723	3.31%	-1.22%
2013	0.20%	19,485	20.074490	391,151	3.31%	-1.32%
2013	0.25%	35,590	19.943635	709,794	3.31%	-1.37%
2012	0.00%	502,846	22.186564	11,156,425	2.47%	12.25%
2012	0.10%	43,545	21.372809	930,679	2.47%	12.14%
2012	0.20%	22,681	20.343390	461,408	2.47%	12.02%
2012	0.25%	50,355	20.220894	1,018,223	2.47%	11.97%
2011	0.00%	570,373	19.765394	11,273,647	4.21%	5.55%
2011	0.10%	102,896	19.059523	1,961,149	4.21%	5.44%
2011	0.20%	19,541	18.159702	354,859	4.21%	5.34%
2011	0.25%	36,977	18.059416	667,783	4.21%	5.28%
2010	0.00%	628,182	18.726591	11,763,707	6.64%	10.59%
2010	0.10%	65,852	18.075827	1,190,329	6.64%	10.48%
2010	0.20%	18,613	17.239635	320,881	6.64%	10.37%
2010	0.25%	358,111	17.152974	6,142,669	6.64%	10.31%
2009	0.00%	620,658	16.933793	10,510,094	9.43%	24.38%
2009	0.10%	65,180	16.361665	1,066,453	9.43%	24.25%
2009	0.20%	18,311	15.620376	286,025	9.43%	24.13%
2009	0.25%	89,391	15.549631	1,389,997	9.43%	24.07%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2013	0.00%	948	11.625509	11,021	1.51%	0.33%
2013	0.10%	1,755,104	11.559851	20,288,741	1.51%	0.23%
2013	0.20%	17,901	11.494507	205,763	1.51%	0.13%
2013	0.25%	1,320,778	11.461984	15,138,736	1.51%	0.08%
2012	0.00%	850	11.587099	9,849	2.62%	3.83%
2012	0.10%	2,046,482	11.533202	23,602,490	2.62%	3.72%
2012	0.20%	15,166	11.479462	174,098	2.62%	3.62%
2012	0.25%	462,893	11.452722	5,301,385	2.62%	3.57%
2011	0.00%	746	11.160218	8,326	1.81%	1.45%
2011	0.20%	9,972	11.078737	110,477	1.81%	1.24%
2011	0.25%	479,653	11.058467	5,304,227	1.81%	1.19%
2010	0.00%	1,405	11.001081	15,457	1.63%	2.68%
2010	0.20%	7,406	10.942569	81,041	1.63%	2.48%
2010	0.25%	499,595	10.927993	5,459,571	1.63%	2.43%
2009	0.25%	52,762	10.669125	562,924	2.15%	7.12%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.00%	163,595	11.450912	1,873,312	0.98%	0.11%
2012	0.00%	201,309	11.438838	2,302,741	1.30%	3.52%
2011	0.00%	218,639	11.049485	2,415,848	1.50%	1.30%
2010	0.00%	365,359	10.907906	3,985,302	1.37%	2.42%
2009	0.00%	270,272	10.650192	2,878,449	2.32%	7.11%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	0.00%	5,982,076	22.538634	134,827,822	0.79%	36.70%
2012	0.00%	6,636,497	16.487341	109,418,189	0.70%	18.68%
2011	0.00%	7,462,793	13.891692	103,670,822	0.67%	-2.23%
2010	0.00%	8,648,974	14.209081	122,893,972	0.06%	8.80%
2009	0.00%	32,412	13.059893	423,297	0.24%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2013	0.00%	29,863	17.430436	520,525	1.87%	20.09%
2012	0.00%	35,997	14.513999	522,460	2.54%	19.56%
2011	0.00%	35,418	12.139096	429,943	3.30%	-12.43%
2010	0.00%	11,957	13.861453	165,741	2.33%	6.35%
2009	0.00%	8,463	13.034354	110,310	0.64%	30.34%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Invesco NVIT Comstock Value Fund - Class I (EIF)
2013	0.00%	506,620	$21.531960	$10,908,522	0.00%	35.64%
2013	0.10%	48,119	17.921285	862,354	0.00%	35.50%
2013	0.25%	196	17.497385	3,429	0.00%	35.30%
2012	0.00%	495,063	15.874436	7,858,846	1.18%	18.46%
2012	0.10%	39,021	13.225670	516,079	1.18%	18.35%
2012	0.25%	143	12.932205	1,849	1.18%	18.17%
2011	0.00%	610,041	13.400181	8,174,660	1.31%	-2.32%
2011	0.10%	61,552	11.175452	687,871	1.31%	-2.42%
2011	0.25%	156	10.943926	1,707	1.31%	-2.57%
2010	0.00%	667,292	13.719138	9,154,671	1.53%	15.77%
2010	0.10%	61,360	11.452871	702,748	1.53%	15.66%
2010	0.25%	157	11.232402	1,763	1.53%	15.48%
2009	0.00%	702,809	11.850163	8,328,401	1.12%	28.55%
2009	0.10%	56,839	9.902521	562,849	1.12%	28.42%
2009	0.25%	161	9.726461	1,566	1.12%	28.23%
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.00%	2,029,128	12.221280	24,798,541	1.49%	3.05%
2013	0.20%	29,025	24.294127	705,137	1.49%	2.84%
2013	0.25%	216,320	24.237549	5,243,067	1.49%	2.79%
2012	0.00%	2,229,784	11.860098	26,445,457	1.03%	15.79%
2012	0.20%	23,596	23.623351	557,417	1.03%	15.55%
2012	0.25%	202,477	23.580128	4,774,434	1.03%	15.50%
2011	0.00%	2,496,219	10.243095	25,569,008	0.89%	6.50%
2011	0.20%	10,686	20.443475	218,459	0.89%	6.29%
2011	0.25%	208,462	20.416293	4,256,021	0.89%	6.23%
2010	0.00%	2,741,940	9.617905	26,371,718	1.94%	30.18%
2010	0.20%	99	19.234046	1,904	1.94%	29.92%
2010	0.25%	99,872	19.218051	1,919,345	1.94%	29.86%
2009	0.00%	3,102,055	7.388147	22,918,438	2.16%	30.84%
2009	0.25%	7,340	14.799525	108,629	2.16%	48.00%	5/1/2009
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2013	0.00%	140	11.440971	1,602	5.98%	14.41%	5/1/2013
NVIT Small Cap Index Fund Class II (NVSIX2)
2013	0.00%	5,103	12.679935	64,706	1.58%	26.80%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2013	0.00%	42,973	11.835951	508,626	2.83%	18.36%	5/1/2013
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2013	0.00%	320	10.658086	3,411	0.83%	6.58%	5/1/2013

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2013	0.00%	162,202	$26.197145	$4,249,229	1.26%	34.96%
2013	0.10%	73,538	25.902147	1,904,792	1.26%	34.83%
2013	0.20%	21,338	25.610480	546,476	1.26%	34.69%
2013	0.25%	318,807	25.465870	8,118,698	1.26%	34.63%
2012	0.00%	162,645	19.410515	3,157,023	1.56%	17.52%
2012	0.10%	72,424	19.211121	1,391,346	1.56%	17.41%
2012	0.20%	5,771	19.013781	109,729	1.56%	17.29%
2012	0.25%	225,551	18.915871	4,266,494	1.56%	17.23%
2011	0.00%	170,800	16.516082	2,820,947	1.24%	6.32%
2011	0.10%	76,305	16.362810	1,248,564	1.24%	6.21%
2011	0.20%	3,854	16.210964	62,477	1.24%	6.10%
2011	0.25%	199,320	16.135567	3,216,141	1.24%	6.05%
2010	0.00%	200,244	15.534777	3,110,746	0.00%	13.09%
2010	0.10%	70,827	15.405969	1,091,159	0.00%	12.98%
2010	0.20%	8,723	15.278240	133,272	0.00%	12.87%
2010	0.25%	451,505	15.214771	6,869,545	0.00%	12.81%
2009	0.00%	220,764	13.736397	3,032,502	4.18%	20.82%
2009	0.10%	62,989	13.636111	858,925	4.18%	20.70%
2009	0.25%	501,456	13.487083	6,763,179	4.18%	20.52%
2009	0.40%	3,565	13.339666	47,556	4.18%	20.34%
VPS International Value Portfolio - Class A (ALVIVA)
2013	0.00%	517,203	9.005605	4,657,726	6.94%	23.00%
2013	0.20%	183,877	8.868473	1,630,708	6.94%	22.76%
2013	0.25%	605,126	8.834487	5,345,978	6.94%	22.70%
2012	0.00%	304,664	7.321422	2,230,574	1.40%	14.53%
2012	0.20%	168,677	7.224352	1,218,582	1.40%	14.30%
2012	0.25%	662,753	7.200265	4,771,997	1.40%	14.25%
2011	0.00%	267,669	6.392469	1,711,066	3.98%	-19.25%
2011	0.20%	344,180	6.320359	2,175,341	3.98%	-19.41%
2011	0.25%	1,118,669	6.302451	7,050,357	3.98%	-19.45%
2010	0.00%	200,883	7.916459	1,590,282	2.85%	4.59%
2010	0.20%	257,323	7.842837	2,018,142	2.85%	4.38%
2010	0.25%	1,687,168	7.824523	13,201,285	2.85%	4.33%
2009	0.00%	154,940	7.568873	1,172,721	1.32%	34.68%
2009	0.20%	1,046,990	7.513480	7,866,538	1.32%	34.41%
2009	0.25%	3,001,526	7.499685	22,510,500	1.32%	34.34%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2013	0.00%	261,670	35.921574	9,399,598	0.63%	38.06%
2013	0.20%	60,120	35.163273	2,114,016	0.63%	37.78%
2013	0.25%	91,538	34.976283	3,201,659	0.63%	37.71%
2012	0.00%	246,289	26.019263	6,408,258	0.56%	18.75%
2012	0.20%	69,059	25.520947	1,762,451	0.56%	18.51%
2012	0.25%	78,182	25.397917	1,985,660	0.56%	18.45%
2011	0.00%	255,634	21.911401	5,601,299	0.47%	-8.39%
2011	0.20%	105,642	21.534889	2,274,989	0.47%	-8.57%
2011	0.25%	120,161	21.441818	2,576,470	0.47%	-8.62%
2010	0.00%	276,981	23.918151	6,624,873	0.45%	26.91%
2010	0.20%	11,224	23.554154	264,372	0.45%	26.65%
2010	0.25%	194,464	23.464072	4,562,917	0.45%	26.59%
2009	0.00%	253,341	18.846934	4,774,701	1.10%	42.86%
2009	0.25%	158,842	18.535349	2,944,192	1.10%	42.50%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2013	0.00%	666,647	$25.075388	$16,716,432	2.22%	35.82%
2013	0.10%	58,965	19.022865	1,121,683	2.22%	35.68%
2013	0.20%	76,367	18.486622	1,411,768	2.22%	35.55%
2013	0.25%	98,961	18.366027	1,817,520	2.22%	35.48%
2012	0.00%	710,262	18.462191	13,112,993	2.10%	14.74%
2012	0.10%	74,411	14.019920	1,043,236	2.10%	14.63%
2012	0.20%	98,053	13.638317	1,337,278	2.10%	14.51%
2012	0.25%	101,923	13.556114	1,381,680	2.10%	14.46%
2011	0.00%	786,408	16.089880	12,653,210	1.56%	3.11%
2011	0.10%	93,936	12.230669	1,148,900	1.56%	3.01%
2011	0.20%	118,559	11.909699	1,412,002	1.56%	2.91%
2011	0.25%	99,798	11.843849	1,181,992	1.56%	2.86%
2010	0.00%	850,874	15.604299	13,277,292	1.54%	14.15%
2010	0.10%	88,094	11.873399	1,045,975	1.54%	14.03%
2010	0.20%	139,375	11.573339	1,613,034	1.54%	13.92%
2010	0.25%	93,837	11.515093	1,080,542	1.54%	13.86%
2009	0.00%	943,045	13.670467	12,891,866	4.69%	18.10%
2009	0.10%	88,247	10.412325	918,856	4.69%	17.98%
2009	0.20%	87,958	10.159333	893,595	4.69%	17.86%
2009	0.25%	96,315	10.113262	974,059	4.69%	17.80%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.00%	880,216	15.452863	13,601,857	1.80%	-8.48%
2012	0.00%	2,163,527	16.884507	36,530,087	2.45%	7.39%
2011	0.00%	2,138,750	15.723236	33,628,071	4.02%	11.74%
2010	0.00%	2,220,925	14.070730	31,250,036	1.67%	5.12%
2009	0.00%	2,112,440	13.385524	28,276,116	1.87%	10.21%
VP International Fund - Class I (ACVI)
2013	0.00%	478	23.844377	11,398	1.66%	22.41%
2013	0.10%	47,393	19.302687	914,812	1.66%	22.29%
2013	0.20%	80,839	15.072019	1,218,407	1.66%	22.17%
2013	0.25%	114,132	14.973813	1,708,991	1.66%	22.10%
2012	0.00%	478	19.479115	9,311	0.95%	21.16%
2012	0.10%	62,568	15.784654	987,614	0.95%	21.04%
2012	0.20%	81,406	12.337365	1,004,336	0.95%	20.92%
2012	0.25%	124,136	12.263107	1,522,293	0.95%	20.86%
2011	0.00%	478	16.077026	7,685	2.03%	-12.04%
2011	0.10%	86,616	13.040872	1,129,548	2.03%	-12.13%
2011	0.20%	82,449	10.203033	841,230	2.03%	-12.22%
2011	0.25%	210,964	10.146695	2,140,587	2.03%	-12.26%
2010	0.00%	478	18.277925	8,737	2.46%	13.29%
2010	0.10%	83,179	14.840952	1,234,456	2.46%	13.18%
2010	0.20%	82,185	11.623003	955,237	2.46%	13.07%
2010	0.25%	657,819	11.564596	7,607,411	2.46%	13.01%
2009	0.00%	478	16.133486	7,712	2.11%	33.76%
2009	0.10%	162,692	13.112836	2,133,354	2.11%	33.63%
2009	0.20%	529,597	10.279855	5,444,180	2.11%	33.50%
2009	0.25%	885,670	10.233305	9,063,331	2.11%	33.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2013	0.00%	340,654	$23.448028	$7,987,665	1.23%	30.11%
2013	0.20%	49,119	23.045206	1,131,957	1.23%	29.85%
2013	0.25%	92,345	22.945511	2,118,903	1.23%	29.79%
2012	0.00%	268,264	18.021035	4,834,395	2.06%	16.33%
2012	0.20%	40,982	17.746877	727,303	2.06%	16.09%
2012	0.25%	88,101	17.678937	1,557,532	2.06%	16.04%
2011	0.00%	243,163	15.491583	3,766,980	1.38%	-0.69%
2011	0.20%	4,491	15.286517	68,652	1.38%	-0.89%
2011	0.25%	90,003	15.235631	1,371,252	1.38%	-0.94%
2010	0.00%	207,868	15.599747	3,242,688	2.38%	19.25%
2010	0.20%	267	15.424007	4,118	2.38%	19.02%
2010	0.25%	75,893	15.380339	1,167,260	2.38%	18.96%
2009	0.00%	194,218	13.081223	2,540,609	3.88%	29.94%
2009	0.25%	19,707	12.929491	254,801	3.88%	29.62%
VP Ultra(R) Fund - Class I (ACVU1)
2013	0.10%	49,193	18.936563	931,546	0.52%	36.94%
2013	0.25%	25,479	18.608010	474,113	0.52%	36.73%
2012	0.10%	58,200	13.828695	804,830	0.00%	13.81%
2012	0.20%	1,879	13.681924	25,708	0.00%	13.70%
2012	0.25%	27,639	13.609145	376,143	0.00%	13.64%
2011	0.10%	96,658	12.150697	1,174,462	0.00%	0.97%
2011	0.20%	1,235	12.033779	14,862	0.00%	0.86%
2011	0.25%	21,670	11.975768	259,515	0.00%	0.81%
2010	0.10%	65,269	12.034525	785,481	0.53%	15.97%
2010	0.20%	720	11.930621	8,590	0.53%	15.85%
2010	0.25%	20,009	11.879037	237,688	0.53%	15.79%
2009	0.10%	62,621	10.377444	649,846	0.42%	34.34%
2009	0.25%	16,812	10.258719	172,470	0.42%	34.14%
VP Value Fund - Class I (ACVV)
2013	0.00%	88,716	32.019810	2,840,669	1.65%	31.73%
2013	0.10%	93,423	31.253476	2,919,793	1.65%	31.59%
2013	0.20%	52,498	26.856208	1,409,897	1.65%	31.46%
2013	0.25%	488,846	26.681063	13,042,931	1.65%	31.40%
2012	0.00%	76,100	24.307940	1,849,834	1.93%	14.58%
2012	0.10%	104,420	23.749898	2,479,964	1.93%	14.46%
2012	0.20%	39,924	20.428748	815,597	1.93%	14.35%
2012	0.25%	420,143	20.305662	8,531,282	1.93%	14.29%
2011	0.00%	58,917	21.215636	1,249,962	1.94%	1.01%
2011	0.10%	134,565	20.749366	2,792,138	1.94%	0.91%
2011	0.20%	152,212	17.865705	2,719,375	1.94%	0.81%
2011	0.25%	446,252	17.766964	7,928,543	1.94%	0.76%
2010	0.00%	36,231	21.002542	760,943	1.87%	13.42%
2010	0.10%	128,712	20.561475	2,646,509	1.87%	13.31%
2010	0.20%	123,078	17.721598	2,181,139	1.87%	13.20%
2010	0.25%	720,784	17.632449	12,709,187	1.87%	13.14%
2009	0.00%	1,823,545	18.517102	33,766,769	4.43%	19.86%
2009	0.10%	181,074	18.146348	3,285,832	4.43%	19.74%
2009	0.20%	109,685	15.655677	1,717,193	4.43%	19.62%
2009	0.25%	900,703	15.584697	14,037,183	4.43%	19.56%
2009	0.40%	1,441	15.848647	22,838	4.43%	19.39%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (ACVVS1)
2013	0.00%	9,168	$18.872253	$173,021	0.00%	30.17%
2013	0.10%	17,900	18.709418	334,899	0.00%	30.04%
2013	0.20%	34,709	18.547977	643,782	0.00%	29.91%
2013	0.25%	28,802	18.467741	531,908	0.00%	29.85%
2012	0.00%	4,093	14.497885	59,340	0.00%	15.61%
2012	0.10%	51,805	14.387170	745,327	0.00%	15.50%
2012	0.20%	34,171	14.277287	487,869	0.00%	15.38%
2012	0.25%	34,599	14.222632	492,089	0.00%	15.33%
2011	0.00%	6,581	12.539840	82,525	0.00%	-7.89%
2011	0.10%	57,688	12.456554	718,594	0.00%	-7.99%
2011	0.20%	9,490	12.373806	117,427	0.00%	-8.08%
2011	0.25%	68,644	12.332624	846,561	0.00%	-8.12%
2010	0.00%	4,745	13.614679	64,602	0.00%	23.88%
2010	0.10%	58,821	13.537768	796,305	0.00%	23.76%
2010	0.20%	8,529	13.461279	114,811	0.00%	23.63%
2010	0.25%	65,819	13.423172	883,500	0.00%	23.57%
2009	0.00%	10,424	10.990064	114,560	0.00%	22.47%
2009	0.10%	55,152	10.938887	603,301	0.00%	22.35%
2009	0.25%	112,703	10.862560	1,224,243	0.00%	22.16%
MidCap Stock Portfolio - Initial Shares (DVMCS)
2013	0.10%	35,855	29.565253	1,060,062	1.18%	34.86%
2013	0.25%	20,083	29.067260	583,758	1.18%	34.66%
2012	0.10%	38,571	21.923330	845,605	0.48%	19.55%
2012	0.25%	17,878	21.586376	385,921	0.48%	19.38%
2011	0.10%	43,424	18.337473	796,286	0.73%	0.29%
2011	0.25%	18,036	18.082797	326,141	0.73%	0.14%
2010	0.10%	47,760	18.283588	873,224	0.78%	26.97%
2010	0.25%	44,864	18.056676	810,095	0.78%	26.78%
2009	0.10%	32,827	14.400019	472,709	1.40%	35.37%
2009	0.25%	28,797	14.242624	410,145	1.40%	35.17%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.00%	651,809	27.964008	18,227,192	0.95%	40.71%
2013	0.10%	89,213	27.639636	2,465,815	0.95%	40.57%
2013	0.20%	878,154	27.319009	23,990,297	0.95%	40.43%
2013	0.25%	1,345,720	27.160116	36,549,911	0.95%	40.36%
2012	0.00%	615,579	19.873008	12,233,406	0.44%	15.74%
2012	0.10%	101,734	19.662128	2,000,307	0.44%	15.63%
2012	0.20%	628,591	19.453459	12,228,269	0.44%	15.51%
2012	0.25%	1,097,714	19.349975	21,240,738	0.44%	15.45%
2011	0.00%	616,559	17.170194	10,586,438	0.58%	0.56%
2011	0.10%	129,294	17.005028	2,198,648	0.58%	0.46%
2011	0.20%	491,347	16.841422	8,274,982	0.58%	0.36%
2011	0.25%	1,140,414	16.760220	19,113,590	0.58%	0.31%
2010	0.00%	595,639	17.074091	10,169,994	0.58%	25.83%
2010	0.10%	136,498	16.926721	2,310,464	0.58%	25.70%
2010	0.20%	484,419	16.780615	8,128,849	0.58%	25.58%
2010	0.25%	890,399	16.708035	14,876,818	0.58%	25.51%
2009	0.00%	622,763	13.569574	8,450,629	2.54%	25.03%
2009	0.10%	232,174	13.465899	3,126,432	2.54%	24.90%
2009	0.20%	230,031	13.363002	3,073,905	2.54%	24.78%
2009	0.25%	1,021,175	13.311853	13,593,731	2.54%	24.71%
2009	0.40%	902	13.159552	11,870	2.54%	24.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2013	0.00%	739,540	$26.207830	$19,381,739	1.96%	21.10%
2013	0.10%	72,101	19.100698	1,377,179	1.96%	20.98%
2013	0.20%	68,038	17.705908	1,204,675	1.96%	20.86%
2013	0.25%	780,497	17.590458	13,729,300	1.96%	20.80%
2012	0.00%	906,682	21.640941	19,621,452	3.70%	10.43%
2012	0.10%	116,955	15.788040	1,846,490	3.70%	10.32%
2012	0.20%	168,235	14.649790	2,464,607	3.70%	10.21%
2012	0.25%	768,680	14.561536	11,193,161	3.70%	10.15%
2011	0.00%	858,429	19.596966	16,822,604	1.65%	9.01%
2011	0.10%	119,200	14.311206	1,705,896	1.65%	8.90%
2011	0.20%	125,298	13.292747	1,665,555	1.65%	8.79%
2011	0.25%	655,712	13.219278	8,668,039	1.65%	8.74%
2010	0.00%	843,704	17.976967	15,167,239	2.23%	15.32%
2010	0.10%	103,883	13.141262	1,365,154	2.23%	15.20%
2010	0.20%	119,634	12.218237	1,461,717	2.23%	15.09%
2010	0.25%	597,689	12.156773	7,265,969	2.23%	15.03%
2009	0.00%	954,621	15.589221	14,881,798	2.64%	22.56%
2009	0.10%	86,738	11.407200	989,438	2.64%	22.44%
2009	0.20%	111,948	10.616570	1,188,504	2.64%	22.31%
2009	0.25%	626,873	10.568440	6,625,070	2.64%	22.25%
2009	0.40%	8,289	12.631233	104,700	2.64%	22.07%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2013	0.00%	61,048	22.325546	1,362,930	0.00%	48.55%
2012	0.00%	61,690	15.029274	927,156	0.00%	20.56%
2011	0.00%	57,519	12.465849	717,023	0.43%	-13.85%
2010	0.00%	72,500	14.469098	1,049,010	0.70%	31.15%
2009	0.00%	58,513	11.032594	645,550	1.70%	26.04%
International Value Portfolio - Initial Shares (DVIV)
2013	0.00%	21,448	21.380338	458,565	2.00%	22.99%
2013	0.10%	35,583	21.139524	752,208	2.00%	22.87%
2013	0.20%	106,577	20.901474	2,227,616	2.00%	22.75%
2013	0.25%	382,627	20.783391	7,952,287	2.00%	22.69%
2012	0.00%	20,685	17.383341	359,574	3.81%	12.67%
2012	0.10%	38,821	17.204731	667,905	3.81%	12.55%
2012	0.20%	101,836	17.028001	1,734,064	3.81%	12.44%
2012	0.25%	389,888	16.940266	6,604,806	3.81%	12.38%
2011	0.00%	13,744	15.429086	212,057	2.15%	-18.48%
2011	0.10%	50,393	15.285871	770,301	2.15%	-18.56%
2011	0.20%	403,332	15.144010	6,108,064	2.15%	-18.64%
2011	0.25%	484,217	15.073543	7,298,866	2.15%	-18.68%
2010	0.00%	10,726	18.926715	203,008	1.87%	4.45%
2010	0.10%	56,264	18.769778	1,056,063	1.87%	4.35%
2010	0.20%	425,859	18.614188	7,927,019	1.87%	4.25%
2010	0.25%	760,614	18.536839	14,099,379	1.87%	4.19%
2009	0.00%	6,852	18.119573	124,155	4.09%	30.97%
2009	0.10%	99,191	17.987291	1,784,177	4.09%	30.84%
2009	0.20%	412,421	17.856007	7,364,192	4.09%	30.71%
2009	0.25%	801,300	17.790702	14,255,690	4.09%	30.65%
2009	0.40%	8,696	17.596305	153,017	4.09%	30.45%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
2013	0.00%	79,541	$14.311958	$1,138,387	0.53%	34.70%
2013	0.20%	20,031	14.133817	283,114	0.53%	34.43%
2013	0.25%	24,523	14.089630	345,520	0.53%	34.36%
2012	0.00%	11,694	10.625374	124,253	1.21%	13.38%
2012	0.20%	14,154	10.514104	148,817	1.21%	13.15%
2012	0.25%	32,089	10.486475	336,500	1.21%	13.10%
2011	0.00%	9,646	9.371332	90,396	0.59%	-6.33%
2011	0.20%	117,245	9.291802	1,089,417	0.59%	-6.52%
2011	0.25%	68,729	9.272036	637,258	0.59%	-6.57%
2010	0.00%	14,853	10.004800	148,601	0.91%	22.66%
2010	0.20%	105,748	9.939712	1,051,105	0.91%	22.42%
2010	0.25%	66,739	9.923523	662,286	0.91%	22.36%
2009	0.00%	3,735	8.156371	30,464	1.81%	29.28%
2009	0.20%	126,894	8.119519	1,030,318	1.81%	29.02%
2009	0.25%	57,608	8.110345	467,221	1.81%	28.96%
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
2013	0.20%	2,803	13.142143	36,837	1.66%	30.28%
2013	0.25%	8,446	13.124631	110,851	1.66%	30.21%
2012	0.20%	1,318	10.087692	13,296	1.67%	9.22%
2012	0.25%	11,902	10.079282	119,964	1.67%	9.16%
2011	0.20%	2,801	9.236333	25,871	0.00%	-7.64%	5/2/2011
2011	0.25%	15,749	9.233267	145,415	0.00%	-7.67%	5/2/2011
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2013	0.00%	43,232	18.551848	802,033	0.96%	16.45%
2012	0.00%	43,680	15.930913	695,862	0.63%	10.17%
2011	0.00%	80,819	14.459762	1,168,624	0.58%	-5.29%
2010	0.00%	55,080	15.267952	840,959	0.87%	13.07%
2009	0.00%	46,524	13.502613	628,196	1.05%	13.48%
Quality Bond Fund II - Primary Shares (FQB)
2013	0.00%	786,537	21.312631	16,763,173	4.25%	1.03%
2013	0.10%	36,888	21.002441	774,738	4.25%	0.93%
2013	0.20%	15,168	20.696773	313,929	4.25%	0.83%
2013	0.25%	511,091	20.545590	10,500,666	4.25%	0.78%
2012	0.00%	838,044	21.094313	17,677,962	4.22%	9.72%
2012	0.10%	43,716	20.808093	909,647	4.22%	9.61%
2012	0.20%	15,627	20.525765	320,756	4.22%	9.50%
2012	0.25%	558,099	20.386022	11,377,418	4.22%	9.45%
2011	0.00%	922,533	19.225225	17,735,904	5.17%	2.27%
2011	0.10%	53,578	18.983394	1,017,092	5.17%	2.17%
2011	0.20%	8,024	18.744605	150,407	5.17%	2.07%
2011	0.25%	765,984	18.626322	14,267,465	5.17%	2.02%
2010	0.00%	1,065,571	18.798086	20,030,695	4.78%	8.50%
2010	0.10%	73,085	18.580145	1,357,930	4.78%	8.40%
2010	0.20%	2,408	18.364732	44,222	4.78%	8.29%
2010	0.25%	852,101	18.257953	15,557,620	4.78%	8.23%
2009	0.00%	1,207,203	17.324766	20,914,509	6.41%	20.43%
2009	0.10%	43,709	17.141028	749,217	6.41%	20.31%
2009	0.25%	828,781	16.869071	13,980,766	6.41%	20.13%
2009	0.40%	3,689	16.601438	61,243	6.41%	19.95%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Contrafund(R) Portfolio - Service Class (FCS)
2013	0.00%	44,502	$36.685914	$1,632,597	0.97%	31.14%
2013	0.10%	227,298	26.262819	5,969,486	0.97%	31.01%
2013	0.20%	694,696	24.548020	17,053,411	0.97%	30.88%
2013	0.25%	1,740,999	24.388004	42,459,491	0.97%	30.82%
2012	0.00%	39,228	27.973584	1,097,348	1.22%	16.31%
2012	0.10%	350,542	20.045837	7,026,908	1.22%	16.19%
2012	0.20%	750,624	18.755703	14,078,481	1.22%	16.08%
2012	0.25%	1,859,639	18.642752	34,668,789	1.22%	16.02%
2011	0.00%	12,792	24.051295	307,664	0.87%	-2.64%
2011	0.10%	472,515	17.252407	8,152,021	0.87%	-2.73%
2011	0.20%	843,296	16.158243	13,626,182	0.87%	-2.83%
2011	0.25%	2,116,454	16.068977	34,009,251	0.87%	-2.88%
2010	0.00%	21,505	24.702642	531,230	0.54%	17.11%
2010	0.10%	508,353	17.737330	9,016,825	0.54%	16.99%
2010	0.20%	788,579	16.629006	13,113,285	0.54%	16.87%
2010	0.25%	2,728,984	16.545389	45,152,102	0.54%	16.82%
2009	0.00%	3,669,623	21.093947	77,406,833	1.29%	35.66%
2009	0.10%	488,468	15.161297	7,405,808	1.29%	35.53%
2009	0.20%	1,321,851	14.228141	18,807,482	1.29%	35.39%
2009	0.25%	3,013,281	14.163669	42,679,115	1.29%	35.33%
2009	0.40%	14,958	17.614183	263,473	1.29%	35.12%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2013	0.00%	422,224	22.684649	9,578,003	0.68%	24.15%
2012	0.00%	500,432	18.272664	9,144,226	0.74%	4.73%
2011	0.00%	594,575	17.446617	10,373,322	0.83%	-5.20%
2010	0.00%	542,677	18.403422	9,987,114	0.35%	19.16%
2009	0.00%	630,089	15.444750	9,731,567	0.22%	47.57%
VIP Equity-Income Portfolio - Service Class (FEIS)
2013	0.00%	1,946,734	24.506129	47,706,915	2.39%	28.01%
2013	0.10%	130,184	21.183368	2,757,736	2.39%	27.88%
2013	0.20%	217,046	19.390917	4,208,721	2.39%	27.76%
2013	0.25%	759,380	19.264514	14,629,087	2.39%	27.69%
2012	0.00%	2,108,689	19.143712	40,368,135	2.97%	17.19%
2012	0.10%	164,157	16.564582	2,719,192	2.97%	17.07%
2012	0.20%	259,357	15.178109	3,936,549	2.97%	16.95%
2012	0.25%	808,889	15.086704	12,203,469	2.97%	16.89%
2011	0.00%	2,387,273	16.335975	38,998,432	2.29%	0.86%
2011	0.10%	201,437	14.149286	2,850,190	2.29%	0.76%
2011	0.20%	265,212	12.977974	3,441,914	2.29%	0.66%
2011	0.25%	729,727	12.906284	9,418,064	2.29%	0.61%
2010	0.00%	2,608,980	16.196839	42,257,229	1.70%	15.09%
2010	0.10%	221,619	14.042784	3,112,148	1.70%	14.97%
2010	0.20%	512,456	12.893153	6,607,174	1.70%	14.86%
2010	0.25%	1,075,614	12.828331	13,798,332	1.70%	14.80%
2009	0.00%	2,900,543	14.073509	40,820,818	2.16%	30.03%
2009	0.10%	249,158	12.214029	3,043,223	2.16%	29.90%
2009	0.20%	420,614	11.225322	4,721,528	2.16%	29.77%
2009	0.25%	1,304,182	11.174471	14,573,544	2.16%	29.71%
2009	0.40%	8,222	11.961703	98,349	2.16%	29.51%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2013	0.00%	127,302	$17.068509	$2,172,855	1.61%	13.39%
2013	0.20%	17,126	16.775321	287,294	1.61%	13.17%
2013	0.25%	2,425	16.702809	40,504	1.61%	13.11%
2012	0.00%	131,678	15.052634	1,982,101	1.75%	11.69%
2012	0.20%	15,546	14.823672	230,449	1.75%	11.46%
2012	0.25%	2,211	14.766979	32,650	1.75%	11.41%
2011	0.00%	147,851	13.477731	1,992,696	2.20%	-0.28%
2011	0.20%	27,132	13.299351	360,838	2.20%	-0.48%
2011	0.25%	3,966	13.255123	52,570	2.20%	-0.53%
2010	0.00%	136,140	13.516167	1,840,091	2.19%	12.74%
2010	0.20%	4,973	13.363919	66,459	2.19%	12.51%
2010	0.25%	714	13.326120	9,515	2.19%	12.46%
2009	0.00%	151,807	11.989176	1,820,041	3.90%	24.15%
2009	0.20%	5,103	11.877840	60,613	3.90%	23.90%
2009	0.25%	713	11.850165	8,449	3.90%	23.84%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2013	0.00%	422,314	17.636606	7,448,186	2.00%	15.95%
2013	0.20%	183,456	17.333636	3,179,960	2.00%	15.72%
2013	0.25%	479,412	17.258677	8,274,017	2.00%	15.67%
2012	0.00%	426,569	15.209948	6,488,092	2.06%	13.19%
2012	0.20%	161,122	14.978574	2,413,378	2.06%	12.96%
2012	0.25%	270,796	14.921259	4,040,617	2.06%	12.90%
2011	0.00%	419,318	13.437783	5,634,704	2.27%	-1.12%
2011	0.20%	107,464	13.259920	1,424,964	2.27%	-1.32%
2011	0.25%	254,766	13.215803	3,366,937	2.27%	-1.37%
2010	0.00%	329,369	13.590648	4,476,338	2.28%	14.52%
2010	0.20%	17,386	13.437543	233,625	2.28%	14.29%
2010	0.25%	215,574	13.399524	2,888,589	2.28%	14.23%
2009	0.00%	331,447	11.867504	3,933,449	3.37%	28.78%
2009	0.20%	3,437	11.757279	40,410	3.37%	28.52%
2009	0.25%	172,400	11.729876	2,022,231	3.37%	28.45%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2013	0.00%	250,440	18.372029	4,601,091	1.87%	21.50%
2013	0.20%	88,333	18.056318	1,594,969	1.87%	21.25%
2013	0.25%	104,480	17.978225	1,878,365	1.87%	21.19%
2012	0.00%	240,346	15.121452	3,634,381	1.99%	15.48%
2012	0.20%	71,930	14.891344	1,071,134	1.99%	15.25%
2012	0.25%	64,495	14.834352	956,742	1.99%	15.19%
2011	0.00%	257,152	13.094199	3,367,199	2.22%	-2.70%
2011	0.20%	89,919	12.920810	1,161,826	2.22%	-2.89%
2011	0.25%	157,867	12.877813	2,032,982	2.22%	-2.94%
2010	0.00%	236,147	13.457007	3,177,832	2.16%	16.00%
2010	0.20%	8,368	13.305353	111,339	2.16%	15.77%
2010	0.25%	52,993	13.267698	703,095	2.16%	15.71%
2009	0.00%	223,653	11.600974	2,594,593	2.39%	31.40%
2009	0.20%	5,273	11.493181	60,604	2.39%	31.14%
2009	0.25%	34,265	11.466383	392,896	2.39%	31.08%
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
2013	0.20%	132,461	11.436099	1,514,837	1.48%	5.17%
2013	0.25%	18,704	11.418503	213,572	1.48%	5.12%
2012	0.20%	133,054	10.874034	1,446,834	1.44%	6.21%
2012	0.25%	18,872	10.862729	205,001	1.44%	6.15%
2011	0.20%	157,557	10.238465	1,613,142	1.77%	1.36%
2011	0.25%	22,966	10.232950	235,010	1.77%	1.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth & Income Portfolio - Service Class (FGIS)
2010	0.20%	7,884	$8.550246	$67,410	0.70%	14.43%
2010	0.25%	1,131	8.537429	9,656	0.70%	14.38%
2009	0.20%	8,111	7.471827	60,604	0.11%	26.91%
2009	0.25%	1,133	7.464354	8,457	0.11%	26.84%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2013	0.00%	5,557	19.138600	106,353	0.22%	37.78%
2013	0.10%	100,233	15.348474	1,538,424	0.22%	37.64%
2013	0.25%	38,141	17.378745	662,843	0.22%	37.43%
2012	0.00%	5,557	13.890993	77,192	0.29%	19.46%
2012	0.10%	101,294	11.151220	1,129,552	0.29%	19.34%
2012	0.25%	38,843	12.645225	491,178	0.29%	19.16%
2011	0.00%	2	11.627899	23	0.06%	2.18%
2011	0.10%	167,357	9.343842	1,563,757	0.06%	2.08%
2011	0.25%	40,559	10.611629	430,397	0.06%	1.93%
2010	0.00%	2	11.379822	23	0.02%	23.65%
2010	0.10%	120,418	9.153616	1,102,260	0.02%	23.53%
2010	0.25%	41,639	10.411166	433,511	0.02%	23.34%
2009	0.00%	756,757	9.203011	6,964,443	0.38%	45.72%
2009	0.10%	70,834	7.410032	524,882	0.38%	45.57%
2009	0.25%	44,684	8.440703	377,164	0.38%	45.36%
VIP Growth Portfolio - Service Class (FGS)
2013	0.00%	2,161,691	25.128956	54,321,038	0.19%	36.20%
2013	0.10%	147,168	16.253466	2,391,990	0.19%	36.07%
2013	0.20%	448,937	14.418752	6,473,111	0.19%	35.93%
2013	0.25%	1,165,701	14.324638	16,698,245	0.19%	35.86%
2012	0.00%	2,363,334	18.449661	43,602,711	0.49%	14.54%
2012	0.10%	187,801	11.945210	2,243,322	0.49%	14.43%
2012	0.20%	365,060	10.607405	3,872,339	0.49%	14.32%
2012	0.25%	1,242,450	10.543440	13,099,697	0.49%	14.26%
2011	0.00%	2,614,645	16.106923	42,113,886	0.25%	0.14%
2011	0.10%	259,344	10.438857	2,707,255	0.25%	0.04%
2011	0.20%	332,626	9.279050	3,086,453	0.25%	-0.06%
2011	0.25%	1,292,625	9.227724	11,927,987	0.25%	-0.11%
2010	0.00%	2,828,191	16.084224	45,489,258	0.17%	24.06%
2010	0.10%	195,448	10.434553	2,039,413	0.17%	23.93%
2010	0.20%	556,067	9.284476	5,162,791	0.17%	23.81%
2010	0.25%	1,894,082	9.237732	17,497,022	0.17%	23.75%
2009	0.00%	3,107,304	12.965334	40,287,234	0.32%	28.15%
2009	0.10%	292,689	8.419589	2,464,321	0.32%	28.02%
2009	0.20%	596,741	7.499084	4,475,011	0.32%	27.89%
2009	0.25%	2,310,471	7.465060	17,247,805	0.32%	27.83%
2009	0.40%	24,913	10.725399	267,202	0.32%	27.64%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP High Income Portfolio - Service Class (FHIS)
2013	0.00%	277,170	$18.281495	$5,067,082	5.53%	5.87%
2013	0.10%	114,927	17.948800	2,062,802	5.53%	5.77%
2013	0.20%	113,321	22.754156	2,578,524	5.53%	5.66%
2013	0.25%	169,375	22.605727	3,828,845	5.53%	5.61%
2012	0.00%	317,308	17.267290	5,479,049	5.66%	14.20%
2012	0.10%	154,446	16.970006	2,620,950	5.66%	14.08%
2012	0.20%	117,282	21.534843	2,525,649	5.66%	13.97%
2012	0.25%	237,112	21.405070	5,075,399	5.66%	13.91%
2011	0.00%	369,835	15.120791	5,592,198	6.65%	3.93%
2011	0.10%	138,594	14.875369	2,061,637	6.65%	3.82%
2011	0.20%	104,993	18.895691	1,983,915	6.65%	3.72%
2011	0.25%	208,631	18.791235	3,920,434	6.65%	3.67%
2010	0.00%	456,051	14.549690	6,635,401	7.61%	13.79%
2010	0.10%	164,151	14.327814	2,351,925	7.61%	13.67%
2010	0.20%	143,953	18.218308	2,622,580	7.61%	13.56%
2010	0.25%	183,998	18.126634	3,335,264	7.61%	13.50%
2009	0.00%	522,350	12.786757	6,679,163	6.43%	43.77%
2009	0.10%	194,653	12.604336	2,453,472	6.43%	43.63%
2009	0.20%	122,251	16.042868	1,961,257	6.43%	43.49%
2009	0.25%	158,484	15.970114	2,531,008	6.43%	43.41%
VIP High Income Portfolio - Service Class R (FHISR)
2013	0.00%	272,620	15.248691	4,157,098	5.27%	5.92%
2012	0.00%	338,588	14.396142	4,874,361	5.95%	14.10%
2011	0.00%	301,013	12.617208	3,797,944	6.95%	3.99%
2010	0.00%	339,656	12.132539	4,120,890	7.97%	13.66%
2009	0.00%	350,965	10.674246	3,746,287	8.96%	43.93%
VIP Index 500 Portfolio - Initial Class (FIP)
2013	0.20%	1,997,333	14.384057	28,729,752	1.87%	31.98%
2013	0.25%	282,436	14.341001	4,050,415	1.87%	31.91%
2012	0.20%	2,260,976	10.898766	24,641,848	2.18%	15.68%
2012	0.25%	321,163	10.871578	3,491,549	2.18%	15.63%
2011	0.20%	2,038,925	9.421216	19,209,153	1.86%	1.84%
2011	0.25%	297,628	9.402424	2,798,425	1.86%	1.78%
2010	0.20%	2,378,076	9.251418	22,000,575	6.89%	14.79%
2010	0.25%	341,142	9.237578	3,151,326	6.89%	14.74%
2009	0.20%	498,840	8.059227	4,020,265	2.45%	26.35%
2009	0.25%	69,655	8.051179	560,805	2.45%	26.29%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2013	0.00%	699,476	$15.839600	$11,079,420	2.51%	-1.89%
2013	0.10%	51,496	15.671570	807,023	2.51%	-1.99%
2013	0.20%	294,722	15.505270	4,569,744	2.51%	-2.09%
2013	0.25%	1,320,728	15.422822	20,369,353	2.51%	-2.13%
2012	0.00%	803,619	16.144635	12,974,135	2.31%	5.77%
2012	0.10%	108,259	15.989351	1,730,991	2.31%	5.66%
2012	0.20%	196,470	15.835518	3,111,204	2.31%	5.56%
2012	0.25%	982,289	15.759183	15,480,072	2.31%	5.50%
2011	0.00%	966,381	15.264055	14,750,893	3.27%	7.21%
2011	0.10%	89,725	15.132404	1,357,755	3.27%	7.10%
2011	0.20%	79,267	15.001845	1,189,151	3.27%	6.99%
2011	0.25%	903,088	14.937020	13,489,444	3.27%	6.94%
2010	0.00%	1,042,979	14.237787	14,849,713	5.00%	7.68%
2010	0.10%	89,213	14.129064	1,260,496	5.00%	7.57%
2010	0.20%	34,875	14.021133	488,987	5.00%	7.46%
2010	0.25%	1,690,841	13.967499	23,616,820	5.00%	7.41%
2009	0.00%	1,066,040	13.222437	14,095,647	8.80%	15.67%
2009	0.10%	75,947	13.134577	997,532	8.80%	15.56%
2009	0.20%	12,441	13.047289	162,321	8.80%	15.44%
2009	0.25%	106,438	13.003875	1,384,106	8.80%	15.38%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.00%	780,720	41.045629	32,045,143	0.40%	36.06%
2013	0.10%	47,653	40.610146	1,935,195	0.40%	35.93%
2013	0.20%	90,859	40.179329	3,650,654	0.40%	35.79%
2013	0.25%	295,285	39.965614	11,801,246	0.40%	35.72%
2012	0.00%	839,496	30.166927	25,325,015	0.50%	14.75%
2012	0.10%	58,544	29.876704	1,749,102	0.50%	14.64%
2012	0.20%	195,159	29.589302	5,774,619	0.50%	14.52%
2012	0.25%	290,111	29.446618	8,542,788	0.50%	14.46%
2011	0.00%	954,537	26.289170	25,093,985	0.14%	-10.72%
2011	0.10%	92,366	26.062360	2,407,276	0.14%	-10.81%
2011	0.20%	179,922	25.837533	4,648,741	0.14%	-10.89%
2011	0.25%	424,274	25.725831	10,914,801	0.14%	-10.94%
2010	0.00%	1,034,040	29.444519	30,446,810	0.28%	28.70%
2010	0.10%	81,078	29.219667	2,369,072	0.28%	28.57%
2010	0.20%	124,610	28.996539	3,613,259	0.28%	28.45%
2010	0.25%	451,307	28.885604	13,036,275	0.28%	28.38%
2009	0.00%	1,033,209	22.878053	23,637,810	0.58%	40.01%
2009	0.10%	66,502	22.726025	1,511,326	0.58%	39.87%
2009	0.20%	52,799	22.575019	1,191,938	0.58%	39.73%
2009	0.25%	483,255	22.499878	10,873,179	0.58%	39.66%
2009	0.40%	161	22.275993	3,586	0.58%	39.46%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class (FOS)
2013	0.00%	276,825	$22.687278	$6,280,406	1.01%	30.38%
2013	0.10%	55,959	19.206513	1,074,777	1.01%	30.25%
2013	0.20%	21,884	17.078445	373,745	1.01%	30.12%
2013	0.25%	233,249	16.967020	3,957,540	1.01%	30.05%
2012	0.00%	311,831	17.401474	5,426,319	1.63%	20.54%
2012	0.10%	75,393	14.746394	1,111,775	1.63%	20.42%
2012	0.20%	130,929	13.125608	1,718,523	1.63%	20.30%
2012	0.25%	380,826	13.046486	4,968,441	1.63%	20.24%
2011	0.00%	358,292	14.436160	5,172,361	1.19%	-17.23%
2011	0.10%	120,357	12.245783	1,473,866	1.19%	-17.31%
2011	0.20%	134,279	10.910767	1,465,087	1.19%	-17.39%
2011	0.25%	681,992	10.850436	7,399,911	1.19%	-17.43%
2010	0.00%	444,043	17.440640	7,744,394	1.27%	12.99%
2010	0.10%	127,406	14.809197	1,886,781	1.27%	12.88%
2010	0.20%	120,641	13.207916	1,593,416	1.27%	12.77%
2010	0.25%	1,141,090	13.141451	14,995,578	1.27%	12.71%
2009	0.00%	520,924	15.435366	8,040,653	2.05%	26.44%
2009	0.10%	280,028	13.119571	3,673,847	2.05%	26.31%
2009	0.20%	97,757	11.712682	1,144,997	2.05%	26.19%
2009	0.25%	1,344,902	11.659560	15,680,966	2.05%	26.12%
2009	0.40%	2,145	12.468464	26,745	2.05%	25.93%
VIP Overseas Portfolio - Service Class R (FOSR)
2013	0.00%	711,787	18.029345	12,833,053	1.29%	30.30%
2012	0.00%	771,330	13.836689	10,672,653	1.81%	20.67%
2011	0.00%	865,432	11.466618	9,923,578	1.29%	-17.30%
2010	0.00%	901,030	13.865532	12,493,260	1.32%	13.01%
2009	0.00%	992,596	12.269434	12,178,591	2.07%	26.49%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	0.00%	151,791	24.961619	3,788,949	0.85%	30.44%
2013	0.10%	56,803	24.672018	1,401,445	0.85%	30.31%
2013	0.25%	280	24.243855	6,788	0.85%	30.12%
2012	0.00%	164,712	19.135795	3,151,895	0.49%	27.10%
2012	0.10%	49,718	18.932701	941,296	0.49%	26.97%
2012	0.25%	50	18.632032	932	0.49%	26.78%
2011	0.00%	190,137	15.055580	2,862,623	0.91%	-8.85%
2011	0.10%	64,340	14.910722	959,356	0.91%	-8.94%
2011	0.25%	829	14.695999	12,183	0.91%	-9.07%
2010	0.00%	183,598	16.516915	3,032,473	0.41%	26.45%
2010	0.10%	63,715	16.374356	1,043,292	0.41%	26.33%
2010	0.25%	839	16.162748	13,561	0.41%	26.14%
2009	0.00%	226,619	13.061648	2,960,018	0.51%	57.40%
2009	0.10%	54,167	12.961834	702,104	0.51%	57.24%
2009	0.25%	798	12.813506	10,225	0.51%	57.00%
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
2013	0.20%	2,142	12.192614	26,117	0.05%	9.38%
2013	0.25%	302	12.173858	3,677	0.05%	9.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2013	0.00%	29,469	$13.408840	$395,145	2.10%	14.24%
2013	0.20%	135,132	13.257768	1,791,549	2.10%	14.02%
2013	0.25%	396,134	13.220251	5,236,991	2.10%	13.96%
2012	0.00%	33,712	11.737104	395,681	2.15%	12.13%
2012	0.20%	109,872	11.628088	1,277,601	2.15%	11.91%
2012	0.25%	247,648	11.600978	2,872,959	2.15%	11.85%
2011	0.00%	10,672	10.467224	111,706	2.38%	-0.41%
2011	0.20%	55,142	10.390805	572,970	2.38%	-0.61%
2011	0.25%	318,600	10.371781	3,304,449	2.38%	-0.66%
2010	0.00%	7,055	10.510490	74,152	2.63%	13.00%
2010	0.20%	20,002	10.454598	209,113	2.63%	12.78%
2010	0.25%	177,928	10.440658	1,857,685	2.63%	12.72%
2009	0.00%	5,406	9.301002	50,281	4.01%	25.06%
2009	0.25%	121,907	9.262314	1,129,141	4.01%	24.75%
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2013	0.00%	24,732	13.726450	339,483	1.91%	19.89%
2013	0.20%	154,136	13.571790	2,091,901	1.91%	19.65%
2013	0.25%	407,075	13.533368	5,509,096	1.91%	19.59%
2012	0.00%	10,423	11.449402	119,337	2.04%	14.97%
2012	0.20%	133,774	11.343045	1,517,405	2.04%	14.74%
2012	0.25%	449,159	11.316590	5,082,948	2.04%	14.68%
2011	0.00%	9,293	9.958561	92,545	2.30%	-2.26%
2011	0.20%	68,449	9.885849	676,676	2.30%	-2.45%
2011	0.25%	390,645	9.867741	3,854,784	2.30%	-2.50%
2010	0.00%	2,126	10.188758	21,661	2.55%	15.70%
2010	0.20%	13,233	10.134563	134,111	2.55%	15.47%
2010	0.25%	107,781	10.121060	1,090,858	2.55%	15.41%
2009	0.00%	94	8.806233	828	4.01%	29.96%
2009	0.25%	71,285	8.769590	625,140	4.01%	29.63%
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
2013	0.00%	10,769	15.162791	163,288	1.68%	25.16%
2013	0.20%	116,880	15.052125	1,759,292	1.68%	24.91%
2013	0.25%	197,150	15.024583	2,962,097	1.68%	24.85%
2012	0.00%	5,672	12.114401	68,713	2.29%	16.88%
2012	0.20%	98,529	12.050049	1,187,279	2.29%	16.65%
2012	0.25%	154,501	12.034012	1,859,267	2.29%	16.59%
2011	0.00%	2,579	10.364685	26,731	2.32%	-4.24%
2011	0.20%	65,750	10.330313	679,218	2.32%	-4.43%
2011	0.25%	9,719	10.321735	100,317	2.32%	-4.48%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2013	0.00%	391,706	16.436367	6,438,224	6.32%	13.94%
2012	0.00%	397,235	14.425332	5,730,247	6.26%	12.65%
2011	0.00%	353,498	12.805162	4,526,599	5.79%	2.38%
2010	0.00%	339,445	12.507001	4,245,439	6.43%	12.67%
2009	0.00%	382,836	11.100337	4,249,609	8.31%	35.59%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2013	0.00%	706,879	26.225783	18,538,455	1.74%	30.05%
2012	0.00%	689,703	20.165763	13,908,387	1.82%	12.18%
2011	0.00%	702,870	17.976970	12,635,473	1.70%	6.29%
2010	0.00%	718,728	16.912694	12,155,627	1.78%	20.94%
2009	0.00%	724,097	13.984451	10,126,099	1.80%	17.67%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2013	0.00%	314,978	36.238435	11,414,310	1.50%	36.50%
2012	0.00%	363,138	26.547381	9,640,363	1.03%	18.75%
2011	0.00%	428,826	22.355324	9,586,544	0.90%	-3.53%
2010	0.00%	510,127	23.172621	11,820,980	0.94%	28.49%
2009	0.00%	526,295	18.034685	9,491,565	1.92%	29.54%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2013	0.00%	51,881	$22.359064	$1,160,011	1.33%	36.24%
2013	0.10%	53,932	22.166142	1,195,464	1.33%	36.10%
2013	0.20%	33,005	21.974864	725,280	1.33%	35.97%
2013	0.25%	326,738	21.879759	7,148,949	1.33%	35.90%
2012	0.00%	34,591	16.411795	567,700	0.80%	18.39%
2012	0.10%	51,113	16.286455	832,450	0.80%	18.27%
2012	0.20%	37,175	16.162056	600,824	0.80%	18.15%
2012	0.25%	281,916	16.100162	4,538,893	0.80%	18.09%
2011	0.00%	26,725	13.862767	370,482	0.69%	-3.76%
2011	0.10%	59,250	13.770689	815,913	0.69%	-3.86%
2011	0.20%	26,691	13.679206	365,112	0.69%	-3.95%
2011	0.25%	271,775	13.633645	3,705,284	0.69%	-4.00%
2010	0.00%	15,995	14.404363	230,398	0.72%	28.22%
2010	0.10%	54,144	14.322976	775,503	0.72%	28.09%
2010	0.20%	33,435	14.242025	476,182	0.72%	27.97%
2010	0.25%	326,463	14.201682	4,636,324	0.72%	27.90%
2009	0.00%	24,186	11.233980	271,705	1.61%	29.16%
2009	0.10%	45,532	11.181660	509,123	1.61%	29.03%
2009	0.20%	16,337	11.129584	181,824	1.61%	28.90%
2009	0.25%	329,020	11.103596	3,653,305	1.61%	28.83%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2013	0.25%	20,950	13.706304	287,147	2.67%	27.30%
2012	0.25%	13,771	10.767244	148,276	1.98%	13.07%
2011	0.25%	21,727	9.522271	206,890	2.22%	-3.20%
2010	0.20%	18,111	9.851892	178,428	1.26%	11.73%
2010	0.25%	2,598	9.837163	25,557	1.26%	11.68%
2009	0.20%	20,621	8.817252	181,821	1.18%	23.07%
2009	0.25%	2,879	8.808466	25,360	1.18%	23.01%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2013	0.00%	201,488	19.119582	3,852,366	2.07%	-0.97%
2012	0.00%	218,972	19.307248	4,227,747	1.42%	13.16%
2011	0.00%	262,679	17.062376	4,481,928	0.97%	-15.86%
2010	0.00%	278,260	20.278309	5,642,642	1.64%	17.51%
2009	0.00%	329,156	17.256364	5,680,036	3.87%	72.63%
Templeton Foreign Securities Fund - Class 1 (TIF)
2013	0.00%	53,511	28.677989	1,534,588	2.56%	23.27%
2012	0.00%	58,522	23.263845	1,361,447	3.25%	18.60%
2011	0.00%	65,960	19.616024	1,293,873	1.93%	-10.44%
2010	0.00%	73,458	21.903633	1,608,997	2.06%	8.67%
2009	0.00%	84,266	20.155256	1,698,403	3.77%	37.34%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2013	0.10%	48,250	26.131241	1,260,832	2.30%	22.85%
2013	0.20%	140,404	25.836981	3,627,615	2.30%	22.72%
2013	0.25%	454,085	25.691070	11,665,930	2.30%	22.66%
2012	0.10%	66,092	21.271368	1,405,867	3.00%	18.11%
2012	0.20%	123,690	21.052856	2,604,028	3.00%	18.00%
2012	0.25%	438,755	20.944427	9,189,472	3.00%	17.94%
2011	0.10%	85,706	18.009125	1,543,490	1.69%	-10.72%
2011	0.20%	145,538	17.842000	2,596,689	1.69%	-10.81%
2011	0.25%	405,037	17.759014	7,193,058	1.69%	-10.86%
2010	0.10%	76,012	20.172194	1,533,329	1.89%	8.30%
2010	0.20%	106,558	20.004971	2,131,690	1.89%	8.19%
2010	0.25%	402,163	19.921879	8,011,843	1.89%	8.14%
2009	0.10%	184,222	18.626590	3,431,428	3.25%	36.91%
2009	0.20%	36,928	18.490649	682,823	3.25%	36.77%
2009	0.25%	463,306	18.423035	8,535,503	3.25%	36.70%
2009	0.40%	10,145	18.221708	184,859	3.25%	36.50%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2013	0.00%	395,070	$18.236527	$7,204,705	2.46%	22.98%
2012	0.00%	366,253	14.829007	5,431,168	2.90%	18.30%
2011	0.00%	406,154	12.534749	5,091,038	1.77%	-10.68%
2010	0.00%	389,994	14.033220	5,472,872	1.62%	8.41%
2009	0.00%	428,311	12.945045	5,544,505	3.55%	37.20%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2013	0.00%	84,791	17.038710	1,444,729	4.74%	1.63%
2013	0.10%	1,771,983	16.932405	30,003,934	4.74%	1.53%
2013	0.20%	147,053	16.826761	2,474,426	4.74%	1.43%
2013	0.25%	507,776	16.774170	8,517,521	4.74%	1.38%
2012	0.00%	84,202	16.765591	1,411,696	5.98%	15.07%
2012	0.10%	1,793,425	16.677654	29,910,122	5.98%	14.95%
2012	0.20%	156,660	16.590177	2,599,017	5.98%	14.84%
2012	0.25%	328,747	16.546601	5,439,645	5.98%	14.78%
2011	0.00%	60,786	14.570417	885,677	5.70%	-0.87%
2011	0.10%	1,815,343	14.508523	26,337,946	5.70%	-0.97%
2011	0.20%	410,455	14.446899	5,929,802	5.70%	-1.07%
2011	0.25%	294,980	14.416178	4,252,484	5.70%	-1.12%
2010	0.00%	25,445	14.698405	374,001	0.61%	14.45%
2010	0.10%	1,839,432	14.650582	26,948,749	0.61%	14.33%
2010	0.20%	455,180	14.602909	6,646,952	0.61%	14.22%
2010	0.25%	315,316	14.579135	4,597,035	0.61%	14.16%
2009	0.00%	9,362	12.842917	120,235	16.61%	18.68%
2009	0.25%	189,274	12.770565	2,417,136	16.61%	18.39%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2013	0.00%	535,931	20.700503	11,094,041	4.83%	1.64%
2012	0.00%	606,188	20.367363	12,346,451	6.28%	15.06%
2011	0.00%	614,756	17.701343	10,882,007	5.34%	-0.83%
2010	0.00%	535,857	17.849519	9,564,790	1.48%	14.38%
2009	0.00%	410,243	15.605635	6,402,103	15.12%	18.69%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.00%	50,080	13.434293	672,789	11.86%	23.77%
2012	0.00%	35,375	10.854248	383,969	2.65%	15.33%
2011	0.00%	35,227	9.411247	331,530	0.02%	-1.54%
2010	0.00%	37,961	9.558606	362,854	2.37%	10.25%
2009	0.00%	34,220	8.669683	296,677	3.31%	30.25%
Mid Cap Value- Institutional Shares (GVMCE)
2013	0.10%	108,753	33.013548	3,590,322	0.90%	32.76%
2013	0.20%	449,693	32.641878	14,678,824	0.90%	32.63%
2013	0.25%	1,331,168	32.457572	43,206,481	0.90%	32.56%
2012	0.10%	112,359	24.867064	2,794,038	1.16%	18.35%
2012	0.20%	461,980	24.611687	11,370,107	1.16%	18.23%
2012	0.25%	1,269,357	24.484957	31,080,152	1.16%	18.17%
2011	0.10%	153,402	21.011696	3,223,236	0.73%	-6.47%
2011	0.20%	514,075	20.816771	10,701,382	0.73%	-6.56%
2011	0.25%	1,416,909	20.719959	29,358,296	0.73%	-6.61%
2010	0.10%	146,239	22.464900	3,285,245	0.65%	24.88%
2010	0.20%	491,175	22.278722	10,942,751	0.65%	24.75%
2010	0.25%	1,651,372	22.186180	36,637,636	0.65%	24.69%
2009	0.10%	117,092	17.989872	2,106,470	1.90%	33.02%
2009	0.20%	732,755	17.858604	13,085,981	1.90%	32.89%
2009	0.25%	1,759,781	17.793307	31,312,324	1.90%	32.82%
2009	0.40%	1,601	17.598827	28,176	1.90%	32.62%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2013	0.00%	488	$13.918867	$6,792	0.00%	32.20%
2013	0.20%	242	13.844854	3,350	0.00%	31.93%
2013	0.25%	44,082	13.826415	609,496	0.00%	31.87%
2012	0.00%	489	10.529016	5,149	0.00%	19.43%
2012	0.20%	1,279	10.493978	13,422	0.00%	19.19%
2012	0.25%	2,990	10.485241	31,351	0.00%	19.13%
2011	0.20%	125	8.804262	1,101	0.00%	-11.96%	5/2/2011
2011	0.25%	309	8.801350	2,720	0.00%	-11.99%	5/2/2011
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2013	0.00%	23,978	18.677023	447,838	0.04%	47.05%
2013	0.20%	18,438	18.444555	340,081	0.04%	46.76%
2013	0.25%	292,459	18.386845	5,377,398	0.04%	46.68%
2012	0.00%	10,013	12.701228	127,177	0.55%	19.43%
2012	0.20%	5,439	12.568213	68,359	0.55%	19.19%
2012	0.25%	153,537	12.535151	1,924,609	0.55%	19.13%
2011	0.00%	12,602	10.635081	134,023	0.00%	1.39%
2011	0.20%	1,445	10.544821	15,237	0.00%	1.18%
2011	0.25%	59,758	10.522359	628,795	0.00%	1.13%
2010	0.00%	3,623	10.489595	38,004	0.00%	25.18%
2010	0.20%	129	10.421361	1,344	0.00%	24.93%
2010	0.25%	17,295	10.404348	179,943	0.00%	24.87%
2009	0.00%	92	8.379457	771	0.00%	42.77%
2009	0.25%	32,585	8.332144	271,503	0.00%	42.42%
Baron Growth Opportunities Fund Service Class (BNCAI)
2013	0.00%	4,120	35.893657	147,882	0.43%	40.06%
2013	0.10%	57,453	35.489539	2,038,980	0.43%	39.92%
2013	0.20%	74,980	35.089969	2,631,046	0.43%	39.78%
2013	0.25%	167,048	34.891789	5,828,604	0.43%	39.71%
2012	0.00%	11,944	25.626683	306,085	1.08%	18.24%
2012	0.10%	50,900	25.363489	1,291,002	1.08%	18.12%
2012	0.20%	73,243	25.102977	1,838,617	1.08%	18.01%
2012	0.25%	268,487	24.973675	6,705,107	1.08%	17.95%
2011	0.00%	20,631	21.672931	447,134	0.00%	4.02%
2011	0.10%	52,786	21.471853	1,133,413	0.00%	3.92%
2011	0.20%	76,933	21.272621	1,636,567	0.00%	3.82%
2011	0.25%	337,265	21.173648	7,141,130	0.00%	3.76%
2010	0.00%	17,793	20.834594	370,710	0.00%	26.38%
2010	0.10%	57,988	20.661902	1,198,142	0.00%	26.26%
2010	0.20%	167,060	20.490617	3,423,162	0.00%	26.13%
2010	0.25%	387,606	20.405470	7,909,283	0.00%	26.07%
2009	0.00%	19,056	16.485275	314,143	0.00%	38.32%
2009	0.10%	46,598	16.364975	762,575	0.00%	38.19%
2009	0.20%	138,033	16.245528	2,242,419	0.00%	38.05%
2009	0.25%	451,652	16.186105	7,310,487	0.00%	37.98%
2009	0.40%	566	16.009192	9,061	0.00%	37.77%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	0.00%	290,095	12.291113	3,565,590	2.16%	0.62%
2012	0.00%	299,031	12.215764	3,652,892	2.92%	4.61%
2011	0.00%	328,162	11.677944	3,832,257	3.71%	0.29%
2010	0.00%	348,678	11.644307	4,060,114	5.25%	5.28%
2009	0.00%	395,794	11.059816	4,377,409	7.00%	13.33%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Guardian Portfolio - I Class Shares (AMGP)
2013	0.00%	2	$32.844952	$66	0.89%	38.81%
2013	0.10%	34,493	23.458600	809,157	0.89%	38.68%
2013	0.25%	17,061	21.430183	365,620	0.89%	38.47%
2012	0.00%	2	23.661014	47	0.19%	12.73%
2012	0.10%	32,886	16.916121	556,304	0.19%	12.61%
2012	0.25%	16,445	15.476592	254,513	0.19%	12.44%
2011	0.00%	2	20.989829	42	0.48%	-2.94%
2011	0.10%	77,560	15.021443	1,165,063	0.48%	-3.04%
2011	0.25%	56,791	13.763826	781,661	0.48%	-3.18%
2010	0.00%	2	21.625604	43	0.44%	19.01%
2010	0.10%	72,597	15.491894	1,124,665	0.44%	18.89%
2010	0.25%	52,120	14.216158	740,946	0.44%	18.72%
2009	0.00%	2	18.170858	36	0.35%	29.69%
2009	0.10%	68,145	13.030029	887,931	0.35%	29.56%
2009	0.25%	56,767	11.974954	679,782	0.35%	29.36%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2013	0.00%	26	36.238273	942	0.00%	32.61%
2013	0.10%	20,959	26.218640	549,516	0.00%	32.48%
2013	0.25%	126,357	18.882587	2,385,947	0.00%	32.28%
2012	0.00%	26	27.326502	710	0.00%	12.41%
2012	0.10%	30,281	19.790674	599,281	0.00%	12.30%
2012	0.20%	28,206	14.361118	405,070	0.00%	12.19%
2012	0.25%	144,932	14.274567	2,068,842	0.00%	12.13%
2011	0.00%	26	24.308851	632	0.00%	0.47%
2011	0.10%	34,106	17.622859	601,045	0.00%	0.37%
2011	0.20%	28,457	12.800871	364,274	0.00%	0.27%
2011	0.25%	284,856	12.730096	3,626,244	0.00%	0.22%
2010	0.10%	31,209	17.557221	547,943	0.00%	28.97%
2010	0.20%	28,698	12.765923	366,356	0.00%	28.84%
2010	0.25%	409,150	12.701675	5,196,890	0.00%	28.77%
2009	0.10%	74,748	13.613710	1,017,598	0.00%	31.47%
2009	0.20%	37,091	9.908467	367,515	0.00%	31.34%
2009	0.25%	425,418	9.863529	4,196,123	0.00%	31.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2013	0.00%	11,809	$22.525541	$266,004	0.91%	31.14%
2013	0.10%	32,225	20.823234	671,029	0.91%	31.00%
2013	0.20%	62	20.623170	1,279	0.91%	30.87%
2013	0.25%	5,150	20.488601	105,516	0.91%	30.81%
2012	0.00%	23,801	17.177285	408,837	0.37%	16.60%
2012	0.10%	70,527	15.895030	1,121,029	0.37%	16.48%
2012	0.20%	14,947	15.758064	235,536	0.37%	16.37%
2012	0.25%	35,172	15.663052	550,901	0.37%	16.31%
2011	0.00%	67,433	14.731931	993,418	0.00%	-11.36%
2011	0.10%	104,043	13.645891	1,419,759	0.00%	-11.45%
2011	0.20%	10,523	13.541863	142,501	0.00%	-11.53%
2011	0.25%	73,554	13.466974	990,550	0.00%	-11.58%
2010	0.00%	41,486	16.619507	689,477	0.72%	15.67%
2010	0.10%	120,297	15.409693	1,853,740	0.72%	15.55%
2010	0.20%	7,571	15.307500	115,893	0.72%	15.43%
2010	0.25%	90,228	15.230457	1,374,214	0.72%	15.38%
2009	0.00%	13,263	14.368560	190,570	0.68%	56.07%
2009	0.10%	109,951	13.335919	1,466,298	0.68%	55.92%
2009	0.25%	111,841	13.200579	1,476,366	0.68%	55.68%
2009	0.40%	886	12.319713	10,915	0.68%	55.45%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
2013	0.00%	7,765	15.745045	122,260	1.23%	37.05%
2013	0.20%	8,149	15.505325	126,353	1.23%	36.78%
2013	0.25%	331,776	15.445906	5,124,581	1.23%	36.71%
2012	0.00%	17,798	11.488526	204,473	0.61%	15.53%
2012	0.20%	18,058	11.336243	204,710	0.61%	15.30%
2012	0.25%	345,057	11.298448	3,898,609	0.61%	15.24%
2011	0.00%	18,864	9.944286	187,589	0.63%	-6.50%
2011	0.20%	18,967	9.832161	186,487	0.63%	-6.68%
2011	0.25%	383,249	9.804295	3,757,486	0.63%	-6.73%
2010	0.00%	26,123	10.635314	277,826	0.77%	26.18%
2010	0.20%	14,683	10.536414	154,706	0.77%	25.93%
2010	0.25%	373,997	10.511809	3,931,385	0.77%	25.87%
2009	0.00%	13,249	8.428473	111,669	1.90%	46.56%
2009	0.25%	342,170	8.351420	2,857,605	1.90%	46.19%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2013	0.00%	56,346	21.404466	1,206,056	0.00%	45.83%
2013	0.10%	33,952	21.163352	718,538	0.00%	45.69%
2013	0.25%	55,402	20.806928	1,152,745	0.00%	45.47%
2012	0.00%	46,332	14.677347	680,031	0.00%	8.82%
2012	0.10%	24,811	14.526513	360,417	0.00%	8.71%
2012	0.25%	43,912	14.303271	628,085	0.00%	8.55%
2011	0.00%	72,045	13.487592	971,714	0.00%	-1.06%
2011	0.10%	33,847	13.362369	452,276	0.00%	-1.16%
2011	0.25%	56,153	13.176815	739,918	0.00%	-1.31%
2010	0.00%	64,200	13.632145	875,184	0.00%	19.61%
2010	0.10%	22,218	13.519070	300,367	0.00%	19.49%
2010	0.25%	54,706	13.351308	730,397	0.00%	19.31%
2009	0.00%	70,054	11.397179	798,418	0.00%	22.75%
2009	0.10%	19,428	11.313940	219,807	0.00%	22.63%
2009	0.25%	50,987	11.190284	570,559	0.00%	22.45%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2013	0.00%	113,615	26.524850	3,013,621	0.70%	37.60%
2012	0.00%	122,284	19.276454	2,357,202	0.22%	10.98%
2011	0.00%	149,636	17.369356	2,599,081	0.33%	-3.08%
2010	0.00%	146,450	17.921368	2,624,584	0.04%	22.85%
2009	0.00%	156,920	14.587514	2,289,073	2.13%	31.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2013	0.00%	5,440	$25.621769	$139,382	0.96%	29.74%
2013	0.10%	99,103	19.031580	1,886,087	0.96%	29.61%
2013	0.20%	198,892	14.706184	2,924,942	0.96%	29.48%
2013	0.25%	858,585	14.610271	12,544,160	0.96%	29.42%
2012	0.00%	5,166	19.748680	102,022	0.68%	14.12%
2012	0.10%	176,975	14.683780	2,598,662	0.68%	14.00%
2012	0.20%	230,041	11.357880	2,612,778	0.68%	13.89%
2012	0.25%	1,112,014	11.289439	12,554,014	0.68%	13.83%
2011	0.00%	4,576	17.305412	79,190	0.45%	-1.15%
2011	0.10%	243,193	12.880034	3,132,334	0.45%	-1.25%
2011	0.20%	241,095	9.972672	2,404,361	0.45%	-1.35%
2011	0.25%	1,320,255	9.917548	13,093,692	0.45%	-1.40%
2010	0.00%	5,497	17.506620	96,234	0.19%	9.42%
2010	0.10%	251,170	13.042797	3,275,959	0.19%	9.31%
2010	0.20%	400,167	10.108773	4,045,197	0.19%	9.20%
2010	0.25%	2,685,048	10.057917	27,005,990	0.19%	9.14%
2009	0.00%	2,150,050	15.999951	34,400,695	0.33%	44.52%
2009	0.10%	315,282	11.932216	3,762,013	0.33%	44.37%
2009	0.20%	1,910,067	9.257266	17,681,998	0.33%	44.23%
2009	0.25%	3,390,134	9.215295	31,241,085	0.33%	44.16%
2009	0.40%	11,854	13.161667	156,018	0.33%	43.94%
Global Securities Fund/VA - Class 3 (OVGS3)
2013	0.00%	967,069	20.707226	20,025,316	1.37%	27.34%
2012	0.00%	957,445	16.261792	15,569,771	2.16%	21.23%
2011	0.00%	1,097,060	13.414448	14,716,454	1.25%	-8.27%
2010	0.00%	1,191,196	14.623513	17,419,470	1.42%	15.97%
2009	0.00%	1,233,718	12.609317	15,556,341	2.21%	39.70%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2013	0.00%	655,038	21.995829	14,408,104	1.38%	27.31%
2013	0.10%	160,123	21.697248	3,474,228	1.38%	27.18%
2013	0.20%	555,413	21.402683	11,887,328	1.38%	27.05%
2013	0.25%	1,347,166	21.256957	28,636,650	1.38%	26.99%
2012	0.00%	615,521	17.277884	10,634,900	2.20%	21.26%
2012	0.10%	182,390	17.060376	3,111,642	2.20%	21.14%
2012	0.20%	561,713	16.845594	9,462,389	2.20%	21.02%
2012	0.25%	1,374,849	16.739250	23,013,941	2.20%	20.96%
2011	0.00%	655,037	14.248076	9,333,017	1.28%	-8.29%
2011	0.10%	266,961	14.082821	3,759,564	1.28%	-8.38%
2011	0.20%	588,688	13.919457	8,194,217	1.28%	-8.47%
2011	0.25%	1,532,798	13.838516	21,211,650	1.28%	-8.52%
2010	0.00%	722,666	15.535921	11,227,282	1.44%	15.96%
2010	0.10%	261,739	15.371084	4,023,212	1.44%	15.85%
2010	0.20%	632,553	15.207955	9,619,838	1.44%	15.73%
2010	0.25%	1,773,965	15.127070	26,834,893	1.44%	15.68%
2009	0.00%	848,172	13.397168	11,363,103	2.21%	39.77%
2009	0.10%	263,715	13.268257	3,499,038	2.21%	39.63%
2009	0.20%	671,992	13.140568	8,830,357	2.21%	39.49%
2009	0.25%	1,906,475	13.077210	24,931,374	2.21%	39.42%
2009	0.40%	360	12.888902	4,640	2.21%	39.21%
International Growth Fund/VA - Non-Service Shares (OVIG)
2013	0.00%	8,286	11.579816	95,950	0.00%	15.80%	5/1/2013
2013	0.25%	43,041	11.560498	497,575	0.00%	15.60%	5/1/2013

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	0.00%	1,232,141	$21.130785	$26,036,107	1.10%	31.77%
2013	0.10%	40,435	19.182117	775,629	1.10%	31.64%
2013	0.20%	103,496	18.090869	1,872,333	1.10%	31.51%
2013	0.25%	150,907	17.972825	2,712,225	1.10%	31.44%
2012	0.00%	1,360,860	16.035812	21,822,495	0.95%	16.87%
2012	0.10%	65,319	14.571543	951,799	0.95%	16.75%
2012	0.20%	104,207	13.756324	1,433,505	0.95%	16.64%
2012	0.25%	143,770	13.673391	1,965,823	0.95%	16.58%
2011	0.00%	1,476,171	13.720956	20,254,477	0.86%	-0.01%
2011	0.10%	78,409	12.480566	978,589	0.86%	-0.11%
2011	0.20%	118,458	11.794128	1,397,109	0.86%	-0.21%
2011	0.25%	149,681	11.728904	1,755,594	0.86%	-0.26%
2010	0.00%	1,678,208	13.722935	23,029,939	1.13%	16.11%
2010	0.10%	66,086	12.494835	825,734	1.13%	15.99%
2010	0.20%	137,581	11.819394	1,626,124	1.13%	15.88%
2010	0.25%	203,050	11.759898	2,387,847	1.13%	15.82%
2009	0.00%	1,878,416	11.819203	22,201,380	1.96%	28.29%
2009	0.10%	84,972	10.772223	915,337	1.96%	28.16%
2009	0.20%	184,538	10.200084	1,882,303	1.96%	28.03%
2009	0.25%	164,327	10.153815	1,668,546	1.96%	27.97%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2013	0.00%	188,218	35.423066	6,667,259	0.96%	41.01%
2012	0.00%	174,944	25.120110	4,394,613	0.57%	17.99%
2011	0.00%	194,582	21.290587	4,142,765	0.60%	-2.21%
2010	0.00%	216,746	21.772215	4,719,041	0.66%	23.41%
2009	0.00%	247,124	17.642817	4,359,964	0.83%	37.20%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2013	0.00%	936,477	23.169692	21,697,884	0.01%	35.98%
2013	0.10%	44,406	18.390755	816,660	0.01%	35.85%
2013	0.20%	125,659	12.655279	1,590,250	0.01%	35.71%
2013	0.25%	316,259	12.572760	3,976,249	0.01%	35.64%
2012	0.00%	1,048,321	17.038569	17,861,890	0.00%	16.45%
2012	0.10%	88,192	13.537746	1,193,921	0.00%	16.33%
2012	0.20%	111,690	9.325083	1,041,519	0.00%	16.21%
2012	0.25%	338,977	9.268905	3,141,946	0.00%	16.16%
2011	0.00%	1,159,802	14.632020	16,970,246	0.00%	1.10%
2011	0.10%	129,990	11.637321	1,512,735	0.00%	0.99%
2011	0.20%	172,529	8.024067	1,384,384	0.00%	0.89%
2011	0.25%	348,755	7.979723	2,782,968	0.00%	0.84%
2010	0.00%	1,279,230	14.473451	18,514,873	0.00%	27.46%
2010	0.10%	120,175	11.522698	1,384,740	0.00%	27.34%
2010	0.20%	109,183	7.952967	868,329	0.00%	27.21%
2010	0.25%	709,237	7.912957	5,612,162	0.00%	27.15%
2009	0.00%	1,391,901	11.354891	15,804,884	0.00%	32.61%
2009	0.10%	205,460	9.048967	1,859,201	0.00%	32.47%
2009	0.20%	105,065	6.251839	656,849	0.00%	32.34%
2009	0.25%	757,963	6.223493	4,717,177	0.00%	32.28%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2013	0.00%	977,067	13.306658	13,001,496	2.82%	-0.13%
2012	0.00%	140,055	13.324261	1,866,129	6.52%	13.53%
2011	0.20%	164,077	11.642728	1,910,304	2.76%	0.65%
2011	0.25%	23,951	11.619547	278,300	2.76%	0.60%
2010	0.20%	156,222	11.567209	1,807,053	7.99%	14.74%
2010	0.25%	22,412	11.549930	258,857	7.99%	14.68%
2009	0.20%	152,297	10.081478	1,535,379	0.32%	18.59%
2009	0.25%	21,266	10.071445	214,179	0.32%	18.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
All Asset Portfolio - Administrative Class (PMVAAA)
2013	0.00%	76,642	$18.385298	$1,409,086	4.71%	0.27%
2013	0.10%	67,026	18.208568	1,220,447	4.71%	0.17%
2013	0.20%	884,021	18.033470	15,941,966	4.71%	0.07%
2013	0.25%	438,349	17.946634	7,866,889	4.71%	0.02%
2012	0.00%	69,786	18.335213	1,279,541	6.62%	14.95%
2012	0.10%	113,326	18.177131	2,059,942	6.62%	14.83%
2012	0.20%	819,406	18.020366	14,765,996	6.62%	14.72%
2012	0.25%	417,817	17.942540	7,496,698	6.62%	14.66%
2011	0.00%	19,444	15.951200	310,155	7.54%	1.95%
2011	0.10%	94,917	15.829529	1,502,491	7.54%	1.85%
2011	0.20%	10,041	15.708740	157,731	7.54%	1.75%
2011	0.25%	87,183	15.648744	1,364,304	7.54%	1.70%
2010	0.00%	11,713	15.645399	183,255	8.29%	13.09%
2010	0.10%	41,515	15.541558	645,208	8.29%	12.98%
2010	0.20%	6,904	15.438355	106,586	8.29%	12.87%
2010	0.25%	76,310	15.387057	1,174,186	8.29%	12.81%
2009	0.00%	1,575	13.834339	21,789	6.32%	21.57%
2009	0.10%	25,654	13.756266	352,903	6.32%	21.45%
2009	0.25%	35,843	13.639951	488,897	6.32%	21.27%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2013	0.00%	189,931	12.951148	2,459,824	1.83%	-6.47%
2013	0.20%	16,214	12.805034	207,621	1.83%	-6.66%
2013	0.25%	24,994	12.768718	319,141	1.83%	-6.71%
2012	0.00%	120,480	13.847565	1,668,355	5.68%	5.50%
2012	0.20%	8,978	13.718780	123,167	5.68%	5.29%
2012	0.25%	24,563	13.686738	336,187	5.68%	5.24%
2011	0.00%	171,174	13.125598	2,246,761	2.02%	8.52%
2011	0.20%	6,368	13.029662	82,973	2.02%	8.31%
2011	0.25%	28,274	13.005756	367,725	2.02%	8.25%
2010	0.00%	131,526	12.094751	1,590,774	1.34%	9.48%
2010	0.20%	7,458	12.030347	89,722	1.34%	9.26%
2010	0.25%	20,610	12.014282	247,614	1.34%	9.21%
2009	0.00%	41,010	11.047544	453,060	1.82%	4.07%
2009	0.25%	16,785	11.001548	184,661	1.82%	3.81%
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
2013	0.20%	9,699	12.231097	118,629	2.48%	-13.12%
2013	0.25%	137,559	12.208622	1,679,406	2.48%	-13.17%
2012	0.20%	7,044	14.078727	99,171	2.14%	4.23%
2012	0.25%	22,192	14.059896	312,017	2.14%	4.18%
2011	0.20%	83	13.507707	1,121	2.65%	27.59%
2011	0.25%	30,544	13.496420	412,235	2.65%	27.52%
2010	0.00%	707	10.601417	7,495	0.84%	6.01%	4/30/2010
2010	0.25%	2,990	10.583624	31,645	0.84%	5.84%	4/30/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Low Duration Portfolio - Administrative Class (PMVLDA)
2013	0.00%	599,017	$15.211610	$9,112,013	1.42%	-0.13%
2013	0.10%	64,906	15.040207	976,200	1.42%	-0.23%
2013	0.20%	1,009,790	14.870553	15,016,136	1.42%	-0.33%
2013	0.25%	2,570,791	14.786404	38,012,754	1.42%	-0.38%
2012	0.00%	560,741	15.231801	8,541,095	1.93%	5.86%
2012	0.10%	92,267	15.075249	1,390,948	1.93%	5.75%
2012	0.20%	753,896	14.920147	11,248,239	1.93%	5.64%
2012	0.25%	2,019,223	14.843142	29,971,614	1.93%	5.59%
2011	0.00%	543,092	14.389072	7,814,590	1.68%	1.11%
2011	0.10%	143,040	14.255473	2,039,103	1.68%	1.01%
2011	0.20%	1,287,722	14.122982	18,186,475	1.68%	0.91%
2011	0.25%	2,461,331	14.057158	34,599,319	1.68%	0.86%
2010	0.00%	593,471	14.231338	8,445,886	1.64%	5.29%
2010	0.10%	137,386	14.113277	1,938,967	1.64%	5.19%
2010	0.20%	1,420,531	13.996078	19,881,863	1.64%	5.08%
2010	0.25%	2,948,750	13.937807	41,099,108	1.64%	5.03%
2009	0.00%	298,516	13.516257	4,034,819	3.53%	13.32%
2009	0.10%	109,511	13.417547	1,469,369	3.53%	13.20%
2009	0.20%	1,554,752	13.319459	20,708,456	3.53%	13.09%
2009	0.25%	2,339,252	13.270656	31,043,409	3.53%	13.03%
2009	0.40%	9,468	13.125160	124,269	3.53%	12.86%
Real Return Portfolio - Administrative Class (PMVRRA)
2013	0.00%	200,378	18.346890	3,676,313	1.64%	-9.22%
2013	0.10%	635,819	18.139980	11,533,744	1.64%	-9.31%
2013	0.20%	1,459,266	17.935163	26,172,174	1.64%	-9.40%
2013	0.25%	3,114,447	17.833569	55,541,705	1.64%	-9.44%
2012	0.00%	209,319	20.209690	4,230,272	1.08%	8.75%
2012	0.10%	815,660	20.001770	16,314,644	1.08%	8.65%
2012	0.20%	1,601,513	19.795748	31,703,148	1.08%	8.54%
2012	0.25%	3,264,904	19.693483	64,297,331	1.08%	8.48%
2011	0.00%	156,159	18.582806	2,901,872	2.08%	11.67%
2011	0.10%	960,484	18.410083	17,682,590	2.08%	11.56%
2011	0.20%	1,815,470	18.238767	33,111,934	2.08%	11.45%
2011	0.25%	3,258,425	18.153657	59,152,330	2.08%	11.39%
2010	0.00%	46,129	16.641007	767,633	1.44%	8.11%
2010	0.10%	229,063	16.502776	3,780,175	1.44%	8.00%
2010	0.20%	1,617,090	16.365561	26,464,585	1.44%	7.90%
2010	0.25%	3,631,928	16.297330	59,190,729	1.44%	7.84%
2009	0.00%	17,619	15.392452	271,200	3.17%	18.35%
2009	0.10%	171,544	15.279874	2,621,171	3.17%	18.23%
2009	0.20%	1,055,715	15.168007	16,013,093	3.17%	18.11%
2009	0.25%	3,725,567	15.112339	56,302,031	3.17%	18.05%
2009	0.40%	15,809	14.946401	236,288	3.17%	17.87%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Total Return Portfolio - Administrative Class (PMVTRA)
2013	0.00%	1,229,798	$18.944143	$23,297,469	2.20%	-1.96%
2013	0.10%	7,535,646	18.730486	141,146,312	2.20%	-2.05%
2013	0.20%	6,310,698	18.519021	116,867,949	2.20%	-2.15%
2013	0.25%	7,595,063	18.414109	139,856,318	2.20%	-2.20%
2012	0.00%	1,063,702	19.322000	20,552,850	2.57%	9.60%
2012	0.10%	7,558,546	19.123203	144,543,610	2.57%	9.49%
2012	0.20%	5,681,063	18.926252	107,521,230	2.57%	9.38%
2012	0.25%	8,600,586	18.828467	161,935,850	2.57%	9.33%
2011	0.00%	607,433	17.629489	10,708,733	2.62%	3.60%
2011	0.10%	7,698,175	17.465627	134,453,453	2.62%	3.50%
2011	0.20%	5,099,199	17.303112	88,232,011	2.62%	3.40%
2011	0.25%	8,572,880	17.222369	147,645,303	2.62%	3.35%
2010	0.00%	335,164	17.016112	5,703,188	2.37%	8.11%
2010	0.10%	7,893,918	16.874773	133,208,074	2.37%	8.01%
2010	0.20%	4,544,093	16.734465	76,042,965	2.37%	7.90%
2010	0.25%	8,614,973	16.664698	143,565,923	2.37%	7.84%
2009	0.00%	176,178	15.739138	2,772,890	5.33%	14.03%
2009	0.10%	1,021,669	15.624030	15,962,587	5.33%	13.91%
2009	0.20%	4,005,633	15.509642	62,125,934	5.33%	13.80%
2009	0.25%	9,496,915	15.452727	146,753,235	5.33%	13.74%
2009	0.40%	22,586	15.283042	345,183	5.33%	13.57%
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
2013	0.00%	89,831	7.445671	668,852	1.13%	-1.97%
2013	0.20%	21,081	7.352970	155,008	1.13%	-2.16%
2013	0.25%	87,169	7.329950	638,944	1.13%	-2.21%
2012	0.00%	86,867	7.594935	659,749	0.49%	11.97%
2012	0.20%	19,785	7.515397	148,692	0.49%	11.74%
2012	0.25%	102,575	7.495622	768,863	0.49%	11.69%
2011	0.00%	107,824	6.783221	731,394	0.27%	-23.40%
2011	0.20%	466	6.725660	3,134	0.27%	-23.55%
2011	0.25%	129,785	6.711325	871,029	0.27%	-23.59%
2010	0.00%	89,814	8.855229	795,324	0.49%	15.89%
2010	0.20%	6,533	8.797643	57,475	0.49%	15.66%
2010	0.25%	131,029	8.783283	1,150,865	0.49%	15.61%
2009	0.00%	38,365	7.640745	293,137	1.20%	74.64%
2009	0.25%	134,639	7.597606	1,022,934	1.20%	74.21%
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2013	0.00%	26,218	27.273471	715,056	5.22%	12.05%
2013	0.10%	39,233	26.966149	1,057,963	5.22%	11.94%
2013	0.20%	65,562	26.661993	1,748,014	5.22%	11.83%
2013	0.25%	107,242	26.511090	2,843,102	5.22%	11.77%
2012	0.00%	16,595	24.339598	403,916	5.53%	16.05%
2012	0.10%	43,266	24.089443	1,042,254	5.53%	15.93%
2012	0.20%	103,936	23.841601	2,478,001	5.53%	15.81%
2012	0.25%	156,382	23.718546	3,709,154	5.53%	15.76%
2011	0.00%	12,611	20.973952	264,503	5.26%	-1.67%
2011	0.10%	73,631	20.779227	1,529,995	5.26%	-1.76%
2011	0.20%	166,152	20.586095	3,420,421	5.26%	-1.86%
2011	0.25%	228,056	20.490135	4,672,898	5.26%	-1.91%
2010	0.00%	8,029	21.329223	171,252	5.62%	18.04%
2010	0.10%	65,118	21.152286	1,377,395	5.62%	17.92%
2010	0.20%	264,897	20.976629	5,556,646	5.62%	17.81%
2010	0.25%	266,392	20.889289	5,564,739	5.62%	17.75%
2009	0.00%	6,000	18.069028	108,414	8.34%	60.49%
2009	0.10%	56,238	17.937073	1,008,745	8.34%	60.33%
2009	0.20%	517,292	17.805947	9,210,874	8.34%	60.17%
2009	0.25%	458,604	17.740695	8,135,954	8.34%	60.09%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2013	0.00%	44,765	$22.198468	$993,714	1.71%	35.68%
2012	0.00%	46,906	16.361335	767,445	1.65%	19.14%
2011	0.00%	50,439	13.733218	692,690	1.21%	-4.64%
2010	0.00%	54,238	14.401578	781,113	1.61%	14.38%
2009	0.00%	59,317	12.591298	746,878	2.76%	29.81%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2013	0.00%	49,608	23.021172	1,142,034	1.43%	28.07%
2012	0.00%	53,095	17.975464	954,407	2.17%	21.92%
2011	0.00%	59,303	14.744148	874,372	3.34%	-16.93%
2010	0.00%	64,956	17.749703	1,152,950	3.58%	10.03%
2009	0.00%	77,883	16.132414	1,256,441	0.00%	24.63%
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
2013	0.20%	188	13.825972	2,599	0.78%	39.33%
2013	0.25%	532	13.782720	7,332	0.78%	39.26%
2012	0.20%	170	9.923349	1,687	0.38%	17.25%
2012	0.25%	129	9.897245	1,277	0.38%	17.19%
2011	0.00%	2	8.535717	17	0.48%	-4.73%
2011	0.20%	112	8.463270	948	0.48%	-4.92%
2011	0.25%	1,139	8.445238	9,619	0.48%	-4.96%
2010	0.20%	23	8.900840	205	0.25%	25.73%
2010	0.25%	847	8.886315	7,527	0.25%	25.67%
2009	0.25%	532	7.071223	3,762	1.78%	31.20%
Putnam VT Voyager Fund - Class IB (PVTVB)
2013	0.00%	80,179	24.616350	1,973,714	0.75%	43.72%
2012	0.00%	66,439	17.127486	1,137,933	0.33%	14.23%
2011	0.00%	103,328	14.994106	1,549,311	0.00%	-17.85%
2010	0.00%	84,002	18.251644	1,533,175	1.31%	20.80%
2009	0.00%	89,306	15.109296	1,349,351	0.69%	63.90%
Growth and Income Fund - Series I Shares (ACGI)
2013	0.00%	3,812	15.560488	59,317	1.50%	34.08%
2013	0.20%	49,108	15.446928	758,568	1.50%	33.81%
2013	0.25%	233,125	15.418659	3,594,475	1.50%	33.75%
2012	0.00%	3,942	11.605231	45,748	1.77%	14.63%
2012	0.20%	53,399	11.543577	616,415	1.77%	14.40%
2012	0.25%	248,897	11.528209	2,869,337	1.77%	14.35%
2011	0.00%	3,029	10.123727	30,665	1.62%	-2.01%
2011	0.20%	6,745	10.090153	68,058	1.62%	-2.20%
2011	0.25%	167,059	10.081770	1,684,250	1.62%	-2.25%
VI American Franchise Fund - Series I Shares (ACEG)
2013	0.00%	86,923	13.663384	1,187,662	0.43%	40.14%
2012	0.00%	82,490	9.750071	804,283	0.00%	-2.50%	4/27/2012
VI Value Opportunities Fund - Series I Shares (AVBVI)
2013	0.10%	20,420	20.553942	419,711	1.18%	33.62%
2013	0.25%	5,454	20.207669	110,213	1.18%	33.42%
2012	0.10%	26,222	15.382303	403,355	1.42%	17.59%
2012	0.20%	7,061	15.224250	107,498	1.42%	17.47%
2012	0.25%	11,903	15.145833	180,281	1.42%	17.41%
2011	0.10%	31,813	13.081814	416,172	0.88%	-3.15%
2011	0.20%	10,120	12.960374	131,159	0.88%	-3.24%
2011	0.25%	12,226	12.900080	157,716	0.88%	-3.29%
2010	0.10%	24,967	13.506772	337,224	0.57%	7.24%
2010	0.20%	5,367	13.394748	71,890	0.57%	7.14%
2010	0.25%	18,585	13.339087	247,907	0.57%	7.08%
2009	0.10%	19,823	12.594459	249,660	0.41%	47.85%
2009	0.25%	40,678	12.456759	506,716	0.41%	47.63%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI High Yield Fund - Series I Shares (AVHY1)
2013	0.00%	27,374	$13.449619	$368,170	4.58%	7.01%
2013	0.20%	491,572	13.351532	6,563,239	4.58%	6.79%
2013	0.25%	262,672	13.327070	3,500,648	4.58%	6.74%
2012	0.00%	44,319	12.568827	557,038	5.34%	17.17%
2012	0.20%	480,979	12.502127	6,013,261	5.34%	16.94%
2012	0.25%	265,785	12.485469	3,318,450	5.34%	16.88%
2011	0.00%	43,041	10.726705	461,688	4.07%	0.96%
2011	0.20%	391,627	10.691182	4,186,956	4.07%	0.76%
2011	0.25%	215,058	10.682283	2,297,310	4.07%	0.71%
2010	0.00%	885	10.624548	9,403	8.17%	6.25%	5/3/2010
2010	0.25%	63,440	10.606962	672,906	8.17%	6.07%	5/3/2010
VI International Growth Fund - Series I Shares (AVIE)
2013	0.00%	54,300	24.169304	1,312,393	1.27%	19.01%
2013	0.10%	70,645	23.936914	1,691,023	1.27%	18.89%
2013	0.20%	885,594	23.706829	20,994,626	1.27%	18.78%
2013	0.25%	1,326,445	23.592587	31,294,269	1.27%	18.72%
2012	0.00%	48,490	20.308142	984,742	1.49%	15.53%
2012	0.10%	81,123	20.132993	1,633,249	1.49%	15.42%
2012	0.20%	840,837	19.959406	16,782,607	1.49%	15.30%
2012	0.25%	1,152,480	19.873147	22,903,404	1.49%	15.24%
2011	0.00%	43,155	17.577932	758,576	1.56%	-6.74%
2011	0.10%	96,833	17.443806	1,689,136	1.56%	-6.83%
2011	0.20%	717,058	17.310748	12,412,810	1.56%	-6.93%
2011	0.25%	1,182,001	17.244564	20,383,092	1.56%	-6.97%
2010	0.00%	39,185	18.848465	738,577	2.26%	12.86%
2010	0.10%	95,102	18.723325	1,780,626	2.26%	12.75%
2010	0.20%	606,955	18.599074	11,288,801	2.26%	12.64%
2010	0.25%	1,385,053	18.537223	25,675,036	2.26%	12.58%
2009	0.00%	34,545	16.700382	576,915	1.69%	35.24%
2009	0.10%	219,927	16.606084	3,652,126	1.69%	35.11%
2009	0.20%	229,555	16.512357	3,790,494	1.69%	34.97%
2009	0.25%	1,521,302	16.465672	25,049,260	1.69%	34.90%
2009	0.40%	2,280	16.326447	37,224	1.69%	34.70%
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2013	0.00%	5,832	19.320302	112,676	0.71%	28.81%
2013	0.20%	852	18.990489	16,180	0.71%	28.56%
2013	0.25%	64,646	18.946248	1,224,799	0.71%	28.49%
2012	0.00%	1,022	14.998642	15,329	0.10%	10.96%
2012	0.20%	1,119	14.772087	16,530	0.10%	10.73%
2012	0.25%	64,406	14.745046	949,669	0.10%	10.68%
2011	0.00%	701	13.517743	9,476	0.39%	-6.38%
2011	0.20%	493	13.340285	6,577	0.39%	-6.56%
2011	0.25%	17,689	13.322532	235,662	0.39%	-6.61%
2010	0.00%	547	14.438615	7,898	1.28%	14.11%
2010	0.20%	222	14.277548	3,170	1.28%	13.88%
2010	0.25%	6,608	14.265646	94,267	1.28%	13.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Micro-Cap Portfolio - Investment Class (ROCMC)
2013	0.00%	38,195	$32.188216	$1,229,429	0.41%	20.99%
2013	0.10%	64,300	31.825701	2,046,393	0.41%	20.87%
2013	0.20%	118,915	31.467281	3,741,932	0.41%	20.74%
2013	0.25%	582,002	31.289594	18,210,606	0.41%	20.68%
2012	0.00%	67,566	26.604902	1,797,587	0.00%	7.60%
2012	0.10%	93,666	26.331578	2,466,374	0.00%	7.50%
2012	0.20%	378,057	26.061067	9,852,569	0.00%	7.39%
2012	0.25%	990,487	25.926857	25,680,215	0.00%	7.34%
2011	0.00%	47,676	24.724626	1,178,771	2.44%	-12.10%
2011	0.10%	129,742	24.495169	3,178,052	2.44%	-12.19%
2011	0.20%	504,985	24.267837	12,254,894	2.44%	-12.28%
2011	0.25%	1,255,233	24.154962	30,320,105	2.44%	-12.32%
2010	0.00%	31,852	28.128399	895,946	1.92%	29.96%
2010	0.10%	126,687	27.895201	3,533,959	1.92%	29.83%
2010	0.20%	343,994	27.663928	9,516,225	1.92%	29.70%
2010	0.25%	1,201,054	27.549005	33,087,843	1.92%	29.64%
2009	0.00%	16,000	21.643845	346,302	0.00%	58.04%
2009	0.10%	126,584	21.485855	2,719,765	0.00%	57.89%
2009	0.20%	478,012	21.329008	10,195,522	0.00%	57.73%
2009	0.25%	1,217,957	21.251012	25,882,819	0.00%	57.65%
2009	0.40%	9,307	21.018795	195,622	0.00%	57.41%
Small-Cap Portfolio - Investment Class (ROCSC)
2012	0.20%	161,683	12.886131	2,083,468	0.10%	12.27%
2012	0.25%	22,966	12.853991	295,205	0.10%	12.22%
2011	0.20%	179,386	11.477349	2,058,876	0.51%	-3.48%
2011	0.25%	26,186	11.454460	299,946	0.51%	-3.52%
2010	0.20%	24,253	11.890655	288,384	0.13%	20.28%
2010	0.25%	3,479	11.872859	41,306	0.13%	20.22%
2009	0.20%	24,523	9.885736	242,428	0.00%	34.93%
2009	0.25%	3,424	9.875865	33,815	0.00%	34.86%
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.00%	16,822	9.995608	168,146	0.00%	-0.04%	5/1/2013
Blue Chip Growth Portfolio - II (TRBCG2)
2010	0.20%	30,509	12.978284	395,954	0.00%	15.77%
2010	0.25%	4,383	12.941568	56,723	0.00%	15.71%
2009	0.00%	247,600	11.315697	2,801,767	0.00%	41.79%
2009	0.20%	32,437	11.210550	363,637	0.00%	41.51%
2009	0.25%	4,535	11.184427	50,721	0.00%	41.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2013	0.00%	91,799	$25.271092	$2,319,861	1.33%	29.41%
2013	0.10%	88,850	24.986539	2,220,054	1.33%	29.28%
2013	0.20%	769,502	24.705147	19,010,660	1.33%	29.15%
2013	0.25%	1,948,099	24.565685	47,856,386	1.33%	29.08%
2012	0.00%	86,712	19.528615	1,693,365	1.93%	16.92%
2012	0.10%	120,639	19.328030	2,331,714	1.93%	16.81%
2012	0.20%	731,656	19.129466	13,996,189	1.93%	16.69%
2012	0.25%	1,843,354	19.030987	35,080,846	1.93%	16.63%
2011	0.00%	77,285	16.702169	1,290,827	1.49%	-1.02%
2011	0.10%	170,630	16.547192	2,823,447	1.49%	-1.12%
2011	0.20%	1,220,543	16.393623	20,009,122	1.49%	-1.22%
2011	0.25%	2,081,555	16.317395	33,965,555	1.49%	-1.27%
2010	0.00%	78,807	16.874180	1,329,804	1.59%	14.74%
2010	0.10%	186,234	16.734289	3,116,494	1.59%	14.63%
2010	0.20%	822,711	16.595545	13,653,337	1.59%	14.51%
2010	0.25%	2,576,571	16.526617	42,582,002	1.59%	14.46%
2009	0.00%	348,107	14.706264	5,119,353	1.81%	25.25%
2009	0.10%	153,172	14.598914	2,236,145	1.81%	25.13%
2009	0.20%	1,596,462	14.492354	23,136,492	1.81%	25.00%
2009	0.25%	2,808,807	14.439362	40,557,381	1.81%	24.94%
2009	0.40%	15,065	14.281536	215,151	1.81%	24.75%
Health Sciences Portfolio - II (TRHS2)
2013	0.00%	400,032	23.483805	9,394,273	0.00%	50.51%
2013	0.20%	436,725	23.204014	10,133,773	0.00%	50.21%
2013	0.25%	61,756	23.134613	1,428,701	0.00%	50.14%
2012	0.00%	284,958	15.602728	4,446,122	0.00%	31.00%
2012	0.20%	350,332	15.447653	5,411,807	0.00%	30.74%
2012	0.25%	49,763	15.409140	766,805	0.00%	30.67%
2011	0.00%	187,535	11.910614	2,233,657	0.00%	10.39%
2011	0.20%	267,658	11.815879	3,162,615	0.00%	10.17%
2011	0.25%	39,071	11.792318	460,738	0.00%	10.11%
2010	0.00%	59,497	10.790053	641,976	0.00%	15.31%
2010	0.20%	148,647	10.725614	1,594,330	0.00%	15.08%
2010	0.25%	21,321	10.709560	228,339	0.00%	15.02%
2009	0.20%	147,391	9.320531	1,373,762	0.00%	31.09%
2009	0.25%	20,581	9.311233	191,634	0.00%	31.03%
Limited-Term Bond Portfolio (TRLT1)
2013	0.00%	30,577	10.387051	317,605	1.44%	0.13%
2013	0.20%	32,627	10.323098	336,812	1.44%	-0.07%
2013	0.25%	1,352,892	10.307121	13,944,422	1.44%	-0.12%
2012	0.00%	2,310	10.373567	23,963	2.05%	2.47%
2012	0.20%	25,459	10.330359	263,001	2.05%	2.27%
2012	0.25%	203,070	10.319545	2,095,590	2.05%	2.22%
2011	0.00%	1,539	10.123073	15,579	2.33%	1.60%
2011	0.20%	12,453	10.101163	125,790	2.33%	1.40%
2011	0.25%	25,033	10.095672	252,725	2.33%	1.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - II (TRMCG2)
2013	0.10%	60,960	$ 40.172418	$ 2,448,911	0.00%	36.26%
2013	0.20%	160,278	39.720006	6,366,243	0.00%	36.12%
2013	0.25%	546,346	39.495765	21,578,353	0.00%	36.06%
2012	0.10%	89,523	29.482112	2,639,327	0.00%	13.50%
2012	0.20%	171,631	29.179226	5,008,060	0.00%	13.39%
2012	0.25%	553,994	29.028993	16,081,888	0.00%	13.33%
2011	0.10%	117,041	25.974820	3,040,119	0.00%	-1.62%
2011	0.20%	205,268	25.733750	5,282,315	0.00%	-1.72%
2011	0.25%	689,988	25.614079	17,673,407	0.00%	-1.77%
2010	0.10%	106,889	26.402453	2,822,132	0.00%	27.65%
2010	0.20%	157,925	26.183527	4,135,034	0.00%	27.52%
2010	0.25%	589,794	26.074777	15,378,747	0.00%	27.46%
2009	0.10%	83,827	20.683485	1,733,834	0.00%	45.22%
2009	0.20%	266,361	20.532481	5,469,052	0.00%	45.07%
2009	0.25%	665,706	20.457409	13,618,620	0.00%	45.00%
New America Growth Portfolio (TRNAG1)
2013	0.00%	270,582	23.601929	6,386,257	0.00%	38.01%
2013	0.10%	82,829	23.375000	1,936,128	0.00%	37.87%
2013	0.20%	377,638	23.150264	8,742,419	0.00%	37.73%
2013	0.25%	1,120,051	23.038679	25,804,495	0.00%	37.66%
2012	0.00%	180,354	17.101805	3,084,379	0.56%	13.12%
2012	0.10%	111,088	16.954305	1,883,420	0.56%	13.01%
2012	0.20%	373,039	16.808089	6,270,073	0.56%	12.89%
2012	0.25%	1,386,355	16.735434	23,201,253	0.56%	12.84%
2011	0.00%	105,394	15.118123	1,593,359	0.22%	-1.07%
2011	0.10%	110,249	15.002759	1,654,039	0.22%	-1.17%
2011	0.20%	247,318	14.888293	3,682,143	0.22%	-1.27%
2011	0.25%	1,020,263	14.831357	15,131,885	0.22%	-1.32%
2010	0.00%	39,759	15.281652	607,583	0.22%	19.65%
2010	0.10%	74,949	15.180193	1,137,740	0.22%	19.53%
2010	0.20%	150,190	15.079403	2,264,776	0.22%	19.41%
2010	0.25%	1,088,062	15.029245	16,352,750	0.22%	19.35%
2009	0.00%	19,557	12.771923	249,780	0.00%	49.76%
2009	0.10%	67,015	12.699803	851,077	0.00%	49.62%
2009	0.20%	107,004	12.628086	1,351,256	0.00%	49.47%
2009	0.25%	875,288	12.592384	11,021,963	0.00%	49.39%
2009	0.40%	2,068	12.485874	25,821	0.00%	49.17%
Personal Strategy Balanced Portfolio (TRPSB1)
2013	0.00%	36,734	15.535370	570,676	1.53%	17.93%
2013	0.20%	39,811	15.315966	609,744	1.53%	17.69%
2013	0.25%	174,269	15.261599	2,659,624	1.53%	17.63%
2012	0.00%	31,059	13.173531	409,157	1.90%	15.14%
2012	0.20%	28,866	13.013475	375,647	1.90%	14.91%
2012	0.25%	246,963	12.973754	3,204,037	1.90%	14.86%
2011	0.00%	26,377	11.440995	301,779	2.23%	-0.32%
2011	0.20%	4,926	11.324676	55,785	2.23%	-0.52%
2011	0.25%	230,100	11.295758	2,599,154	2.23%	-0.57%
2010	0.00%	22,601	11.478195	259,419	2.69%	13.71%
2010	0.20%	275	11.384193	3,131	2.69%	13.48%
2010	0.25%	108,242	11.360802	1,229,716	2.69%	13.43%
2009	0.00%	2,569	10.094281	25,932	2.19%	32.12%
2009	0.25%	42,706	10.016034	427,745	2.19%	31.79%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTSDecember 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio (TRBCGP)
2013	0.00%	3,054	$ 14.327937	$ 43,758	0.08%	41.15%
2013	0.20%	58,866	14.294661	841,470	0.08%	40.87%
2013	0.25%	516,728	14.286363	7,382,164	0.08%	40.80%
2012	0.20%	7,713	10.147317	78,266	0.14%	1.47%	11/1/2012
2012	0.25%	174	10.146488	1,765	0.14%	1.46%	11/1/2012
VIP Trust Emerging Markets Fund - Initial Class(VWEM)
2013	0.00%	198,610	36.984403	7,345,472	1.64%	12.02%
2013	0.10%	69,802	49.862781	3,480,522	1.64%	11.91%
2013	0.20%	50,086	45.816921	2,294,786	1.64%	11.80%
2013	0.25%	35,687	45.518029	1,624,402	1.64%	11.74%
2012	0.00%	233,193	33.015883	7,699,073	0.00%	29.81%
2012	0.10%	100,026	44.556901	4,456,849	0.00%	29.68%
2012	0.20%	51,472	40.982513	2,109,452	0.00%	29.55%
2012	0.25%	36,430	40.735521	1,483,995	0.00%	29.48%
2011	0.00%	259,894	25.434462	6,610,264	1.02%	-25.74%
2011	0.10%	132,103	34.359714	4,539,021	1.02%	-25.81%
2011	0.20%	61,605	31.635035	1,948,876	1.02%	-25.89%
2011	0.25%	47,069	31.460137	1,480,797	1.02%	-25.92%
2010	0.00%	307,064	34.249232	10,516,706	0.62%	26.84%
2010	0.10%	119,267	46.313968	5,523,728	0.62%	26.71%
2010	0.20%	68,475	42.683992	2,922,786	0.62%	26.59%
2010	0.25%	48,048	42.469224	2,040,561	0.62%	26.52%
2009	0.00%	363,631	27.002169	9,818,826	0.16%	113.17%
2009	0.10%	130,675	36.550513	4,776,238	0.16%	112.96%
2009	0.20%	78,529	33.719407	2,647,951	0.16%	112.75%
2009	0.25%	52,024	33.566508	1,746,264	0.16%	112.64%
VIP Trust Global Hard Assets Fund - Initial Class(VWHA)
2013	0.00%	248,878	41.861897	10,418,505	0.72%	10.53%
2013	0.10%	175,802	57.947139	10,187,223	0.72%	10.42%
2013	0.20%	262,074	49.069131	12,859,743	0.72%	10.31%
2013	0.25%	191,138	48.749119	9,317,809	0.72%	10.26%
2012	0.00%	252,881	37.872414	9,577,214	0.60%	3.39%
2012	0.10%	250,656	52.477156	13,153,714	0.60%	3.28%
2012	0.20%	277,367	44.481659	12,337,744	0.60%	3.18%
2012	0.25%	175,480	44.213670	7,758,615	0.60%	3.13%
2011	0.00%	273,569	36.631842	10,021,336	1.14%	-16.45%
2011	0.10%	374,493	50.809106	19,027,655	1.14%	-16.53%
2011	0.20%	260,697	43.110971	11,238,901	1.14%	-16.62%
2011	0.25%	188,442	42.872735	8,079,024	1.14%	-16.66%
2010	0.00%	273,628	43.844278	11,997,022	0.34%	29.23%
2010	0.10%	373,992	60.873685	22,766,271	0.34%	29.11%
2010	0.20%	277,177	51.702291	14,330,686	0.34%	28.98%
2010	0.25%	184,024	51.442267	9,466,612	0.34%	28.91%
2009	0.00%	317,923	33.926069	10,785,878	0.25%	57.54%
2009	0.10%	104,417	47.150241	4,923,287	0.25%	57.38%
2009	0.20%	189,232	40.086483	7,585,645	0.25%	57.22%
2009	0.25%	175,560	39.904798	7,005,686	0.25%	57.14%
2009	0.40%	2,185	32.178659	70,310	0.25%	56.91%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Fund - Balanced Portfolio(VVB)
2013	0.20%	366,739	$ 14.670654	$ 5,380,301	2.15%	19.64%
2013	0.25%	51,859	14.626745	758,528	2.15%	19.59%
2012	0.20%	325,615	12.261822	3,992,633	2.42%	12.34%
2012	0.25%	46,252	12.231242	565,719	2.42%	12.28%
2011	0.20%	278,075	10.915265	3,035,262	2.26%	3.49%
2011	0.25%	40,591	10.893500	442,178	2.26%	3.44%
2010	0.20%	159,013	10.546985	1,677,108	2.90%	10.79%
2010	0.25%	22,808	10.531205	240,196	2.90%	10.74%
2009	0.20%	127,334	9.519394	1,212,143	4.83%	22.66%
2009	0.25%	17,780	9.509907	169,086	4.83%	22.60%
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2013	0.20%	1,045,033	13.920807	14,547,703	2.14%	29.14%
2013	0.25%	147,775	13.879141	2,050,990	2.14%	29.07%
2012	0.20%	1,103,096	10.779851	11,891,211	0.80%	16.27%
2012	0.25%	156,691	10.752951	1,684,891	0.80%	16.21%
2011	0.20%	208,325	9.271686	1,931,524	1.77%	3.71%
2011	0.25%	30,410	9.253188	281,389	1.77%	3.66%
2010	0.20%	166,695	8.939847	1,490,228	2.69%	9.11%
2010	0.25%	23,910	8.926459	213,432	2.69%	9.06%
2009	0.20%	175,071	8.193060	1,434,367	3.85%	26.67%
2009	0.25%	24,446	8.184883	200,088	3.85%	26.61%
Variable Insurance Fund - International Portfolio (VVI)
2013	0.20%	410,243	11.586961	4,753,470	1.38%	23.01%
2013	0.25%	58,011	11.552291	670,160	1.38%	22.95%
2012	0.20%	412,707	9.419580	3,887,527	2.10%	19.90%
2012	0.25%	58,623	9.396076	550,826	2.10%	19.84%
2011	0.20%	440,376	7.856392	3,459,766	1.43%	-13.71%
2011	0.25%	64,283	7.840712	504,024	1.43%	-13.75%
2010	0.20%	421,970	9.104558	3,841,850	1.67%	15.49%
2010	0.25%	60,536	9.090922	550,328	1.67%	15.43%
2009	0.20%	410,028	7.883310	3,232,378	3.47%	42.50%
2009	0.25%	57,254	7.875437	450,900	3.47%	42.43%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2013	0.20%	889,050	15.716890	13,973,101	0.97%	34.66%
2013	0.25%	125,717	15.669871	1,969,969	0.97%	34.59%
2012	0.20%	702,845	11.671636	8,203,351	1.08%	15.58%
2012	0.25%	99,836	11.642534	1,162,344	1.08%	15.53%
2011	0.20%	638,998	10.097955	6,452,573	1.09%	-2.23%
2011	0.25%	93,276	10.077827	940,019	1.09%	-2.28%
2010	0.20%	763,575	10.328493	7,886,579	0.86%	25.12%
2010	0.25%	109,541	10.313041	1,129,701	0.86%	25.06%
2009	0.20%	342,621	8.254974	2,828,327	1.64%	40.09%
2009	0.25%	47,841	8.246745	394,533	1.64%	40.02%
Variable Insurance Fund - REIT Index Portfolio (VVREI)
2013	0.20%	454,927	13.434239	6,111,598	1.23%	2.13%
2013	0.25%	64,236	13.413578	861,635	1.23%	2.08%
2012	0.20%	123,184	13.154393	1,620,411	2.07%	17.22%
2012	0.25%	17,472	13.140722	229,595	2.07%	17.17%
2011	0.20%	121,056	11.221552	1,358,436	2.09%	8.22%
2011	0.25%	17,645	11.215498	197,897	2.09%	8.17%
2010	0.20%	176,817	10.369043	1,833,423	0.00%	3.69%	12/1/2010
2010	0.25%	25,325	10.368617	262,585	0.00%	3.69%	12/1/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2013	0.20%	336,921	$12.248086	$4,126,637	2.05%	0.87%
2013	0.25%	47,643	12.211432	581,789	2.05%	0.82%
2012	0.20%	430,019	12.142003	5,221,292	2.42%	4.21%
2012	0.25%	61,083	12.111704	739,819	2.42%	4.16%
2011	0.20%	340,653	11.651689	3,969,183	3.06%	1.81%
2011	0.25%	49,726	11.628465	578,237	3.06%	1.76%
2010	0.20%	271,236	11.444105	3,104,053	2.88%	5.01%
2010	0.25%	38,912	11.426982	444,647	2.88%	4.96%
2009	0.20%	278,059	10.898210	3,030,345	3.71%	13.63%
2009	0.25%	38,826	10.887347	422,712	3.71%	13.57%
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2013	0.20%	234,928	16.676124	3,917,688	0.00%	46.25%
2013	0.25%	33,147	16.662933	552,326	0.00%	46.18%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2013	0.20%	660,792	10.829917	7,156,323	2.50%	-2.48%
2013	0.25%	93,304	10.813242	1,008,919	2.50%	-2.53%
2012	0.20%	576,440	11.105835	6,401,848	2.82%	3.82%
2012	0.25%	81,762	11.094288	907,091	2.82%	3.76%
2011	0.20%	505,956	10.697615	5,412,522	4.18%	7.44%
2011	0.25%	73,748	10.691844	788,502	4.18%	7.38%
2010	0.20%	719,981	9.957077	7,168,906	0.00%	-0.43%	12/1/2010
2010	0.25%	103,135	9.956666	1,026,881	0.00%	-0.43%	12/1/2010
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.00%	862,473	15.805085	13,631,459	1.28%	25.13%
2013	0.20%	36,928	15.608472	576,390	1.28%	24.88%
2013	0.25%	118,140	15.559672	1,838,220	1.28%	24.82%
2012	0.00%	877,374	12.630803	11,081,938	1.12%	19.18%
2012	0.20%	115,705	12.498640	1,446,155	1.12%	18.94%
2012	0.25%	153,873	12.465791	1,918,149	1.12%	18.88%
2011	0.00%	748,836	10.598470	7,936,516	1.05%	-7.21%
2011	0.20%	120,081	10.508616	1,261,885	1.05%	-7.39%
2011	0.25%	183,861	10.486248	1,928,012	1.05%	-7.44%
2010	0.00%	503,668	11.421435	5,752,611	1.09%	8.67%
2010	0.20%	1,589	11.347238	18,031	1.09%	8.46%
2010	0.25%	219,804	11.328745	2,490,103	1.09%	8.40%
2009	0.00%	287,483	10.509760	3,021,377	0.13%	25.05%
2009	0.25%	146,447	10.450534	1,530,449	0.13%	24.73%
Variable Insurance Portfolios - Growth (WRGP)
2013	0.00%	21,182	22.211723	470,489	0.38%	36.46%
2013	0.10%	31,926	22.020070	703,013	0.38%	36.32%
2013	0.20%	14,932	21.830088	325,967	0.38%	36.19%
2013	0.25%	89,523	21.735728	1,945,848	0.38%	36.12%
2012	0.00%	13,153	16.277308	214,095	0.06%	12.74%
2012	0.10%	42,493	16.152997	686,389	0.06%	12.63%
2012	0.20%	13,236	16.029638	212,168	0.06%	12.52%
2012	0.25%	60,799	15.968332	970,859	0.06%	12.46%
2011	0.00%	14,516	14.437370	209,573	0.43%	2.12%
2011	0.10%	70,006	14.341473	1,003,989	0.43%	2.02%
2011	0.20%	13,379	14.246224	190,600	0.43%	1.92%
2011	0.25%	53,067	14.198847	753,490	0.43%	1.87%
2010	0.00%	10,396	14.137204	146,970	0.58%	12.58%
2010	0.10%	48,419	14.057322	680,641	0.58%	12.47%
2010	0.20%	2,258	13.977904	31,562	0.58%	12.36%
2010	0.25%	43,733	13.938364	609,566	0.58%	12.30%
2009	0.00%	9,754	12.557495	122,486	0.37%	27.07%
2009	0.10%	37,585	12.499017	469,776	0.37%	26.95%
2009	0.25%	28,728	12.411842	356,567	0.37%	26.76%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - High Income (WRHIP)
2013	0.00%	208,250	$12.055335	$2,510,524	4.84%	10.50%
2013	0.20%	1,020,247	12.015237	12,258,510	4.84%	10.28%
2013	0.25%	653,899	12.005230	7,850,208	4.84%	10.22%
2012	0.00%	101,745	10.909915	1,110,029	0.10%	9.10%	5/1/2012
2012	0.20%	903,765	10.895380	9,846,863	0.10%	8.95%	5/1/2012
2012	0.25%	186,961	10.891747	2,036,332	0.10%	8.92%	5/1/2012
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2013	0.00%	46,256	13.196715	610,427	0.00%	29.94%
2013	0.20%	14,260	13.152836	187,559	0.00%	29.68%
2013	0.25%	82,059	13.141897	1,078,411	0.00%	29.61%
2012	0.00%	20,326	10.156251	206,436	0.00%	1.56%	5/1/2012
2012	0.20%	396	10.142723	4,017	0.00%	1.43%	5/1/2012
2012	0.25%	33,681	10.139350	341,503	0.00%	1.39%	5/1/2012
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2013	0.00%	162,898	15.960563	2,599,944	1.00%	1.13%
2013	0.10%	30,515	15.822817	482,833	1.00%	1.03%
2013	0.20%	23,209	15.686256	364,062	1.00%	0.93%
2013	0.25%	46,882	15.618390	732,221	1.00%	0.88%
2012	0.00%	63,739	15.782147	1,005,938	0.74%	17.72%
2012	0.10%	48,019	15.661595	752,054	0.74%	17.60%
2012	0.20%	18,541	15.541962	288,164	0.74%	17.48%
2012	0.25%	36,559	15.482465	566,023	0.74%	17.42%
2011	0.00%	57,695	13.406856	773,509	0.77%	5.01%
2011	0.10%	63,865	13.317784	850,540	0.77%	4.90%
2011	0.20%	7,016	13.229310	92,817	0.77%	4.80%
2011	0.25%	77,067	13.185267	1,016,149	0.77%	4.75%
2010	0.00%	26,415	12.767438	337,252	2.03%	28.51%
2010	0.10%	27,301	12.695262	346,593	2.03%	28.38%
2010	0.20%	4,295	12.623516	54,218	2.03%	28.25%
2010	0.25%	62,625	12.587772	788,309	2.03%	28.19%
2009	0.00%	10,737	9.935185	106,674	2.78%	23.62%
2009	0.10%	29,857	9.888874	295,252	2.78%	23.50%
2009	0.25%	48,451	9.819846	475,781	2.78%	23.31%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2013	0.00%	254,379	20.591565	5,238,062	0.00%	56.38%
2013	0.20%	314,874	20.335318	6,403,063	0.00%	56.07%
2013	0.25%	230,840	20.271805	4,679,543	0.00%	55.99%
2012	0.00%	98,424	13.167237	1,295,972	0.00%	27.83%
2012	0.20%	119,331	13.029378	1,554,809	0.00%	27.57%
2012	0.25%	151,147	12.995166	1,964,180	0.00%	27.51%
2011	0.00%	36,947	10.300580	380,576	0.00%	-5.77%
2011	0.20%	76,080	10.213184	777,019	0.00%	-5.96%
2011	0.25%	124,700	10.191472	1,270,877	0.00%	-6.00%
2010	0.00%	7,021	10.930985	76,746	0.00%	12.75%
2010	0.20%	132	10.859919	1,434	0.00%	12.53%
2010	0.25%	117,513	10.842237	1,274,104	0.00%	12.47%
2009	0.00%	4,290	9.694632	41,590	0.00%	43.84%
2009	0.25%	103,724	9.639961	999,895	0.00%	43.48%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Discovery Fund (SVDF)
2013	0.00%	359,392	$17.700580	$6,361,447	0.01%	43.80%
2013	0.20%	230,118	17.480362	4,022,546	0.01%	43.51%
2013	0.25%	261,339	17.425668	4,554,007	0.01%	43.44%
2012	0.00%	334,846	12.309177	4,121,679	0.00%	17.74%
2012	0.10%	27,690	12.244588	339,053	0.00%	17.62%
2012	0.20%	227,629	12.180346	2,772,600	0.00%	17.50%
2012	0.25%	192,441	12.148301	2,337,831	0.00%	17.44%
2011	0.00%	287,967	10.454971	3,010,687	0.00%	0.42%
2011	0.10%	29,156	10.410540	303,530	0.00%	0.32%
2011	0.20%	755	10.366304	7,827	0.00%	0.22%
2011	0.25%	184,638	10.344211	1,909,934	0.00%	0.17%
2010	0.00%	229,478	10.410941	2,389,082	0.00%	35.54%
2010	0.10%	31,322	10.377053	325,030	0.00%	35.41%
2010	0.20%	346	10.343273	3,579	0.00%	35.27%
2010	0.25%	147,998	10.326390	1,528,285	0.00%	35.20%
2009	0.00%	169,734	7.681010	1,303,729	0.00%	40.30%
2009	0.10%	30,327	7.663653	232,416	0.00%	40.16%
2009	0.25%	43,498	7.637661	332,223	0.00%	39.95%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2013	0.00%	4	22.734800	91	0.20%	30.68%
2013	0.10%	54,407	22.426118	1,220,138	0.20%	30.55%
2013	0.20%	90,447	22.121661	2,000,838	0.20%	30.42%
2013	0.25%	306,255	21.970927	6,728,706	0.20%	30.35%
2012	0.00%	4	17.397601	70	0.09%	15.52%
2012	0.10%	98,225	17.178537	1,687,362	0.09%	15.41%
2012	0.20%	110,208	16.962265	1,869,377	0.09%	15.29%
2012	0.25%	274,874	16.855104	4,633,030	0.09%	15.23%
2011	0.00%	4	15.059998	60	0.16%	-5.52%
2011	0.10%	132,129	14.885276	1,966,777	0.16%	-5.61%
2011	0.20%	106,635	14.712613	1,568,879	0.16%	-5.71%
2011	0.25%	312,720	14.626997	4,574,155	0.16%	-5.75%
2010	0.00%	4	15.939710	64	0.78%	23.76%
2010	0.10%	145,576	15.770532	2,295,811	0.78%	23.63%
2010	0.20%	144,720	15.603173	2,258,091	0.78%	23.51%
2010	0.25%	279,659	15.520123	4,340,342	0.78%	23.45%
2009	0.00%	4	12.880035	52	0.00%	47.74%
2009	0.10%	180,073	12.756058	2,297,022	0.00%	47.59%
2009	0.20%	162,688	12.633308	2,055,288	0.00%	47.44%
2009	0.25%	315,434	12.572347	3,965,746	0.00%	47.37%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2013	0.00%	183,245	16.863800	3,090,207	0.00%	50.23%
2013	0.20%	49,514	16.653921	824,602	0.00%	49.93%
2013	0.25%	198,445	16.601843	3,294,553	0.00%	49.85%
2012	0.00%	182,930	11.225415	2,053,465	0.00%	7.87%
2012	0.20%	246,982	11.107878	2,743,446	0.00%	7.66%
2012	0.25%	282,624	11.078669	3,131,098	0.00%	7.60%
2011	0.00%	220,980	10.406273	2,299,578	0.00%	-4.60%
2011	0.20%	240,548	10.317983	2,481,970	0.00%	-4.79%
2011	0.25%	506,120	10.296017	5,211,020	0.00%	-4.83%
2010	0.00%	207,689	10.907631	2,265,395	0.00%	26.77%
2010	0.20%	8,178	10.836693	88,622	0.00%	26.52%
2010	0.25%	412,207	10.819018	4,459,675	0.00%	26.46%
2009	0.00%	135,128	8.604153	1,162,662	0.00%	52.64%
2009	0.25%	298,197	8.555599	2,551,254	0.00%	52.26%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	189,756	10.352942	1,964,533	0.00%	-8.81%
2010	0.00%	151,587	11.352948	1,720,959	0.00%	13.53%	5/3/2010
2011	0.00%	1,571,373	10.783470	16,944,854	0.38%	-32.33%
2010	0.00%	1,903,372	15.936367	30,332,835	0.54%	25.03%
2009	0.00%	1,868,731	12.746144	23,819,114	0.43%	79.07%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	63,786	12.681863	808,925	0.16%	-7.91%
2010	0.00%	69,399	13.771185	955,706	0.73%	15.49%
2009	0.00%	77,637	11.924271	925,765	0.59%	21.08%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	128,974	18.079131	2,331,738	0.00%	-7.16%
2011	0.10%	16,279	17.911321	291,578	0.00%	-7.25%
2011	0.20%	6,516	17.745096	115,627	0.00%	-7.34%
2011	0.25%	63,941	17.662531	1,129,360	0.00%	-7.39%
2010	0.00%	137,618	19.473180	2,679,860	0.00%	18.78%
2010	0.10%	17,428	19.311717	336,565	0.00%	18.66%
2010	0.20%	74,958	19.151595	1,435,565	0.00%	18.54%
2010	0.25%	259,349	19.072022	4,946,310	0.00%	18.48%
2009	0.00%	164,731	16.394648	2,700,707	0.00%	42.37%
2009	0.10%	15,032	16.274948	244,645	0.00%	42.23%
2009	0.20%	59,711	16.156149	964,700	0.00%	42.09%
2009	0.25%	303,416	16.097055	4,884,104	0.00%	42.02%
2009	0.40%	535	15.921111	8,518	0.00%	41.80%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.00%	31,818	12.359941	393,269	5.84%	8.24%
2009	0.00%	23,143	11.419071	264,272	5.26%	14.19%	5/1/2009
Clover Value Fund II - Primary Shares (obsolete) (FALF)
2009	0.00%	15,949	11.641309	185,667	2.79%	14.72%
Credit Suisse Trust- International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.00%	27,195	11.345188	308,532	0.11%	12.23%
2010	0.10%	59,479	11.333247	674,090	0.11%	12.12%
2010	0.25%	2,673	11.315359	30,246	0.11%	11.95%
2009	0.00%	28,749	10.108851	290,619	0.00%	1.09%	12/11/2009
2009	0.10%	11,666	10.108299	117,923	0.00%	1.08%	12/11/2009
2009	0.25%	5,543	10.107469	56,026	0.00%	1.07%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.00%	91,226	17.873386	1,630,518	3.96%	8.01%
2009	0.10%	30,519	17.736871	541,312	3.96%	7.90%
2009	0.25%	35,222	17.534069	617,585	3.96%	7.74%
2010	0.00%	195,615	17.098317	3,344,687	1.02%	11.46%
2010	0.10%	45,228	13.742313	621,537	1.02%	11.35%
2010	0.20%	2,064	13.468298	27,799	1.02%	11.24%
2010	0.25%	14,874	13.400531	199,319	1.02%	11.18%
2009	0.00%	206,712	15.340444	3,171,054	1.06%	25.00%
2009	0.10%	47,322	12.341792	584,038	1.06%	24.88%
2009	0.25%	13,605	12.052893	163,980	1.06%	24.69%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	264	14.935320	3,943	0.79%	11.36%
2009	0.00%	1,087	13.411529	14,578	1.12%	34.12%	5/1/2009
2011	0.00%	477,390	2.908819	1,388,641	8.67%	-1.88%
2010	0.00%	458,373	2.964546	1,358,868	5.86%	14.68%
2009	0.00%	380,539	2.584961	983,678	0.00%	26.75%
2011	0.00%	68,934	4.084054	281,530	9.52%	-2.34%
2010	0.00%	90,495	4.181802	378,432	6.48%	14.81%
2009	0.00%	111,867	3.642267	407,449	0.00%	25.32%
2009	0.00%	93	13.330928	1,240	0.66%	22.20%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.00%	20	10.138334	203	2.62%	30.47%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.00%	71,443	10.283025	734,650	1.47%	1.28%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.00%	81,891	13.889643	1,137,437	1.15%	31.75%
2009	0.10%	49,431	13.783502	681,332	1.15%	31.62%
2009	0.25%	26,749	13.625762	364,476	1.15%	31.42%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.00%	62,420	$13.810897	$862,076	0.29%	19.16%
2009	0.10%	90,762	13.705345	1,243,925	0.29%	19.04%
2009	0.25%	57,752	13.548576	782,457	0.29%	18.87%
2009	0.00%	222,948	11.124833	2,480,259	0.28%	19.11%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2009	0.00%	46,260	12.049802	557,424	0.84%	33.79%
2009	0.10%	40,684	11.957718	486,488	0.84%	33.65%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.00%	235,876	3.325931	784,507	0.00%	52.47%
2009	0.10%	226,699	3.295310	747,043	0.00%	52.31%
2009	0.20%	371,260	3.264934	1,212,139	0.00%	52.16%
2009	0.25%	481,326	3.249860	1,564,242	0.00%	52.09%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.00%	200,315	12.888766	2,581,813	0.00%	52.44%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.00%	134,485	14.212216	1,911,330	0.00%	25.84%
2009	0.10%	56,812	14.103668	801,258	0.00%	25.71%
Putnam VT Vista Fund - IB Shares (obsolete) (PVVIB)
2009	0.20%	5,870	13.767109	80,813	0.00%	37.67%	2/6/2009
2009	0.25%	797	14.151257	11,279	0.00%	41.51%	2/13/2009
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.00%	91,046	12.448619	1,133,397	0.26%	14.46%
2009	0.00%	100,191	10.876108	1,089,688	0.00%	8.76%	10/2/2009
Variable Series II - Strategic Value VIP - Class B (obsolete) (SVSHEB)
2010	0.20%	8,894	8.241888	73,303	1.79%	11.91%
2010	0.25%	15,449	8.222631	127,031	1.79%	11.85%
2009	0.25%	68,810	7.351304	505,843	4.46%	24.63%

2013	Contract owners equity:			$ 4,637,188,888
2012	Contract owners equity:			$ 4,083,042,311
2011	Contract owners equity:			$ 3,792,718,355
2010	Contract owners equity:			$ 4,097,345,784
2009	Contract owners equity:			$ 3,763,821,378

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.

KPMG LLP
Suite 500
191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2013. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 28, 2014

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Revenues
Policy charges	$1,849	$1,670	$1,506
Premiums	724	635	531
Net investment income	1,849	1,825	1,844
Net realized investment gains (losses), net of other-than-temporary impairment losses	678	319	(1,676)
Other revenues	17	7	3

Total revenues	$5,117	$4,456	$2,208

Benefits and expenses
Interest credited to policyholder account values	$1,067	$1,038	$1,033
Benefits and claims	1,354	1,227	1,062
Policyholder dividends	59	54	67
Amortization of deferred policy acquisition costs	374	575	65
Other expenses, net of deferrals	922	863	830

Total benefits and expenses	$3,776	$3,757	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$1,341	$699	$(849)
Federal income tax expense (benefit)	313	99	(427)

Net income (loss)	$1,028	$600	$(422)
Less: Loss attributable to noncontrolling interest, net of tax	(82)	(61)	(56)

Net income (loss) attributable to Nationwide Life Insurance Company	$1,110	$661	$(366)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Net income (loss)	$1,028	$600	$(422)

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	(663)	571	317
Other	(7)	(5)	12

Total other comprehensive (loss) income, net of tax	$(670)	$566	$329

Total comprehensive income (loss)	$358	$1,166	$(93)

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(82)	(61)	(56)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$440	$1,227	$(37)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2013	2012
Assets
Investments
Fixed maturity securities, available-for-sale	$32,249	$31,811
Mortgage loans, net of allowance	6,341	5,827
Policy loans	987	980
Short-term investments	411	1,034
Other investments	767	639

Total investments	$40,755	$40,291

Cash and cash equivalents	61	62
Accrued investment income	603	566
Deferred policy acquisition costs	3,778	3,249
Goodwill	200	200
Other assets	3,979	4,362
Separate account assets	84,069	71,440

Total assets	$133,445	$120,170

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,765	$36,154
Short-term debt	278	300
Long-term debt	707	1,038
Other liabilities	4,122	4,507
Separate account liabilities	84,069	71,440

Total liabilities	$125,941	$113,439

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,520	3,410
Accumulated other comprehensive income	582	1,252

Total shareholder’s equity	$6,824	$6,384
Noncontrolling interest	680	347

Total equity	$7,504	$6,731

Total liabilities and equity	$133,445	$120,170

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	—	—	1,110	(670)	440	(82)	358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$1,028	$600	$(422)
Adjustments to net income (loss):
Net realized investment (gains) losses, net of other-than-temporary impairment losses	(678)	(319)	1,676
Interest credited to policyholder account values	1,067	1,038	1,033
Capitalization of deferred policy acquisition costs	(604)	(470)	(604)
Amortization of deferred policy acquisition costs	374	575	65
Amortization and depreciation	77	80	48
Deferred tax expense (benefit)	346	243	(482)
Changes in:
Policy liabilities	(475)	(548)	(608)
Derivatives, net	(483)	(490)	(364)
Other, net	88	(84)	(265)

Net cash provided by operating activities	$740	$625	$77

Cash flows from investing activities:
Proceeds from maturities of available-for-sale securities	$3,689	$2,909	$2,705
Proceeds from sales of available-for-sale securities	1,091	796	1,585
Purchases of available-for-sale securities	(6,842)	(5,167)	(6,176)
Proceeds from repayments and sales of mortgage loans	1,091	1,048	1,124
Issuances and purchases of mortgage loans	(1,593)	(1,114)	(751)
Net decrease (increase) in short-term investments	654	98	(61)
Collateral (paid) received, net	(637)	(208)	359
Other, net	42	(12)	104

Net cash used in investing activities	$(2,505)	$(1,650)	$(1,111)

Cash flows from financing activities:
Net change in short-term debt	$(22)	$(477)	$477
Proceeds from issuance of long-term debt	2	13	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	(40)	—
Repayments of long-term debt	(299)	—	—
Investment and universal life insurance product deposits	6,139	5,566	5,314
Investment and universal life insurance product withdrawals	(4,034)	(4,063)	(5,024)
Other, net	(22)	39	(34)

Net cash provided by financing activities	$1,764	$1,038	$746

Net (decrease) increase in cash and cash equivalents	$(1)	$13	$(288)
Cash and cash equivalents, beginning of period	62	49	337

Cash and cash equivalents, end of period	$61	$62	$49

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2013 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2013 and 2012, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations including investment impairment losses, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts that do not subject the Company to significant risk arising from mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and discounting, including liquidity and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.3% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2013 and 2012, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (86% as of December 31, 2013 and 2012) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies and obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on debt securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintains agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Loss attributable to noncontrolling interests is excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, primarily market and income approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated federal tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2013 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2013 (5% in 2012 and 2011) and 38% of the number of life insurance policies in force in 2013 (40% in 2012 and 42% in 2011). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance.

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals[1]	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

[1]	Excludes interest expense, which is included in other expenses, net of deferrals on the consolidated statements of operations.

Subsequent Events

The Company evaluated subsequent events through February 28, 2014, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2013, the Company adopted ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company also adopted ASU 2013-01, which clarifies the scope of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2013, the Company adopted ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On July 17, 2013, the Company adopted ASU 2013-10, which permits the Overnight Index Swap Rate to be designed as a U.S. benchmark interest rate for hedge accounting purposes. This guidance is applied prospectively on new or redesigned hedging relationships and accordingly had no impact to the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The Company also adopted ASU 2013-03, which clarifies the applicability of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

Pending Accounting Standards

In February 2013, the FASB issued ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The guidance is effective retrospectively for the Company’s annual and interim periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In June 2013, the FASB issued ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In July 2013, the FASB issued ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The Company will adopt the ASU for interim and annual periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMAB; (3) GLWB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2013				December 31, 2012
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$916	$19,927	$13	64	$836	$14,963	$24	64
Minimum return or anniversary contract value	2,031	33,520	237	69	2,048	29,787	561	68

Total contracts with GMDB	$2,947	$53,447	$250	67	$2,884	$44,750	$585	66

GMAB Return of net deposits[3]	$92	$2,383	$—	64	$165	$3,230	$12	64
GLWB Minimum return or anniversary contract value	$178	$28,071	$74	64	$128	$22,031	$613	65
GMIB Minimum return or anniversary contract value	$49	$510	$—	64	$49	$514	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.
[3]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
GMDB	$55	$65
GMAB1, [2]	$(19)	$57
GLWB[1]	$(1,075)	$600
GMIB	$2	$2

[1]	The fair value of the living benefit liability includes the present value of attributed fees.
[2]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $22 million and $30 million for the years ended December 31, 2013 and 2012, respectively.

Paid claims for GMABs, GLWBs and GMIBs were immaterial for the years ended December 31, 2013 and 2012.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Mutual funds:
Bond	$5,685	$5,634
Domestic equity	43,505	35,277
International equity	3,179	2,614

Total mutual funds	$52,369	$43,525

Money market funds	1,078	1,225

Total[1]	$53,447	$44,750

[1]	Excludes $30.6 billion and $26.7 billion as of December 31, 2013 and 2012, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2013 and 2012.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $325 million and $216 million as of December 31, 2013 and 2012, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2013 and 2012.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2013	$1,270	$362	$16,960	55
December 31, 2012	$992	$328	$12,321	56

[1]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Balance at beginning of year	$3,249	$3,487	$3,125
Capitalization of DAC	604	470	604
Amortization of DAC, excluding unlocks	(373)	(525)	(200)
Amortization of DAC related to unlocks	(1)	(50)	135
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	299	(133)	(177)

Balance at end of year	$3,778	$3,249	$3,487

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2013
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states, political subdivisions and foreign governments	1,820	301	1	2,120
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Other asset-backed securities	533	45	87	491

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2013. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,081	$1,097
Due after one year through five years	8,927	9,685
Due after five years through ten years	7,805	7,967
Due after ten years	6,941	7,154

Subtotal	$24,754	$25,903
Residential mortgage-backed securities	3,919	4,003
Commercial mortgage-backed securities	1,439	1,504
Other asset-backed securities	890	839

Total fixed maturity securities	$31,002	$32,249

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$1,265	$2,894
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	—	(4)

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,265	$2,890
Adjustment to DAC and other	(176)	(482)
Adjustment to future policy benefits and claims	(89)	(295)
Adjustment to policyholder dividend obligation	(85)	(177)
Deferred federal income tax expense	(314)	(672)

Net unrealized gains on available-for-sale securities	$601	$1,264

[1]	Includes net unrealized losses of $(40) million and $(48) million as of December 31, 2013 and 2012, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2013	December 31, 2012
Balance at beginning of year	$1,264	$693
Unrealized gains and losses arising during the period:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,657)	990
Non-credit impairments and subsequent changes in fair value of impaired debt securities	8	178
Net adjustment to DAC and other	306	(135)
Net adjustment to future policy benefits and claims	206	(112)
Net adjustment to policyholder dividend obligation	92	(45)
Related federal income tax benefit (expense)	366	(308)

Change in unrealized (losses) gains on available-for-sale securities	$(679)	$568

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($8 and $2 as of December 31, 2013 and 2012, respectively)	(16)	(3)

Change in net unrealized (losses) gains on available-for-sale securities	$(663)	$571

Balance at end of year	$601	$1,264

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes by asset class available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities
December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	346	$442	$39	34	$5,331	$295	380
Residential mortgage-backed securities	725	16	70	604	63	148	1,329	79	218
Other asset-backed securities	507	6	32	144	71	40	651	77	72
Other	1,838	85	126	222	16	20	2,060	101	146

Total	$7,959	$363	574	$1,412	$189	242	$9,371	$552	816

December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Other asset-backed securities	27	1	5	163	86	46	190	87	51
Other	326	4	23	284	31	36	610	35	59

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2013			December 31, 2012
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$363	$107	$470	$18	$85	$103
Less than 80.0%
Residential mortgage-backed securities	—	21	21	—	50	50
Other asset-backed securities	—	61	61	—	72	72
Other	—	—	—	—	36	36

Total	$363	$189	$552	$18	$243	$261

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Amortized cost:
Loans with non-specific reserves	$6,350	$5,820
Loans with specific reserves	26	51

Total amortized cost	$6,376	$5,871
Valuation allowance:
Non-specific reserves	$29	$33
Specific reserves	6	11

Total valuation allowance	$35	$44

Mortgage loans, net of allowance	$6,341	$5,827

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Balance at beginning of year	$44	$60	$96
Current period provision[1]	(4)	2	25
Recoveries[2]	(5)	(15)	(7)
Charge offs and other	—	(3)	(54)

Balance at end of year	$35	$44	$60

[1]	Includes specific reserve provisions and all changes in non-specific reserves.
[2]	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Amortized cost	$—	$26	$—	$—	$26
Specific reserves	—	(6)	—	—	(6)

Carrying value of impaired mortgage loans, net of allowance	$—	$20	$—	$—	$20

December 31, 2012
Amortized cost	$13	$26	$12	$—	$51
Specific reserves	(2)	(7)	(2)	—	(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$40

The following table summarizes average recorded investment and interest income recognized for impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Average recorded investment	$5	$20	$5	$—	$30
Interest income recognized	$1	$1	$1	$—	$3

December 31, 2012
Average recorded investment	$9	$20	$11	$34	$74
Interest income recognized	$1	$2	$1	$6	$10

As of December 31, 2013 and 2012, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2013:
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

Weighted average DSC ratio	1.77	1.22	1.00	1.74	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	60%	61%	91%	61%

December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Industrial	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million and $9 million were on deposit with various regulatory agencies as required by law as of December 31, 2013 and 2012, respectively. Additionally, available-for-sale securities with a carrying value of $849 million and $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2013 and 2012, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Credit Funds

The Company has sold $1.2 billion and $0.9 billion in Tax Credit Funds to unrelated third parties as of December 31, 2013 and 2012, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2028. The Company held immaterial reserves on these transactions as of December 31, 2013 and 2012. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $796 million, but the company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Low-Income-Housing Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $680 million and $347 million as of December 31, 2013 and 2012, respectively, which were composed primarily of other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013, and other investments of $348 million as of December 31, 2012. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $104 million and $222 million as of December 31, 2013 and 2012, respectively. In addition, the Company has made commitments for further investments in these VIEs of $29 million and $66 million as of December 31, 2013 and 2012, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Fixed maturity securities, available-for-sale	$1,565	$1,506	$1,502
Mortgage loans	348	366	370
Policy loans	52	53	56
Other	(57)	(45)	(34)

Gross investment income	$1,908	$1,880	$1,894

Investment expenses	59	55	50

Net investment income	$1,849	$1,825	$1,844

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Net Realized Investment Gains and Losses, Net of Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, net of other-than-temporary impairments, by source, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Net derivative gains (losses)	$705	$314	$(1,636)
Realized gains on sales	32	48	64
Realized losses on sales	(54)	(23)	(45)
Other	—	12	(19)

Net realized investment gains (losses) before other-than-temporary impairments on fixed maturity securities	$683	$351	$(1,636)
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(32)	(40)

Net realized investment gains (losses), net of other-than-temporary impairments	$678	$319	$(1,676)

[1]	Other-than-temporary impairments on fixed maturity securities are net $6 million, $36 million and $95 million of non-credit losses included in other comprehensive income for the years ended December 31, 2013, 2012 and 2011, respectively.

Proceeds from the sale of available-for-sale securities were $1.1 billion, $0.8 billion and $1.6 billion during the years ended December 31, 2013, 2012 and 2011, respectively. Gross gains of $31 million, $47 million and $50 million and gross losses of $50 million, $20 million and $39 million were realized on sales of available-for-sale securities during the years ended December 31, 2013, 2012 and 2011, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Cumulative credit losses at beginning of year[1]	$(289)	$(328)	$(340)
New credit losses	(3)	(18)	(8)
Incremental credit losses	(3)	(10)	(29)
Losses related to securities included in the beginning balance sold or paid down during the period	23	67	49

Cumulative credit losses at end of year[1]	$(272)	$(289)	$(328)

[1]	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.
Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivative transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2013 and 2012, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative positions[1]	$2,137	$33,819	$2,183	$31,245

December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total return swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets. As of December 31, 2013 and 2012, derivative assets exclude $196 million and $170 million, respectively, of accrued interest receivable, and derivative liabilities exclude $227 million and $179 million, respectively, of accrued interest payable.

The fair value of the Company’s derivative positions, subject to offsetting by master netting agreements of $1.7 billion and $2.0 billion as of December 31, 2013 and 2012, respectively, and by collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2013 and 2012. As of December 31, 2013 and 2012, the Company held cash collateral from derivative counterparties of $382 million and $798 million, respectively. The Company held $29 million of securities as off-balance sheet collateral as of December 31, 2013. No securities were held as off-balance sheet collateral as of December 31, 2012. As of December 31, 2013 and 2012, the Company had posted cash collateral of $435 million and $228 million, respectively, and pledged securities with a fair value of $173 million and $148 million, respectively, with derivative counterparties.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Derivatives designated and qualifying as hedging instruments	$(1)	$(1)	$(4)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(209)	$(125)	$(44)
Equity contracts	(776)	(665)	(45)
Total return swaps	(321)	(343)	(17)
Other derivative contracts	(9)	(1)	(6)
Net interest settlements	14	53	34

Total derivative losses[1]	$(1,302)	$(1,082)	$(82)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,751	1,185	(1,674)
Other revenue on guaranteed benefit annuity programs	256	211	120

Change in embedded derivative liabilities and related fees	$2,007	$1,396	$(1,554)

Net realized derivative gains (losses)	$705	$314	$(1,636)

[1]	Included in total derivative losses are economic hedging losses of $1.8 billion, $827 million and gains of $1.0 billion related to the guaranteed benefit annuity programs for the years ended December 31, 2013, 2012 and 2011, respectively.
[2]	As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2013 includes model enhancements and updated assumptions for discounting, benefit utilization, mortality and lapse rates. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 included updated assumptions for lapse rates, mortality, withdrawal behavior and benefit utilization.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

	Balance as of December 31, 2012		Net gains (losses)							Balance as of December 31, 2013
(in millions)			In operations[1]	In other comprehensive income		Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$772		$(1)$	(2	)$	91	$(117)$	127	$(67)$	803
Other asset-backed securities	291		—	10		6	(62)	15	(66)	194
Other	134		—	(7)		18	(53)	—	(1)	91

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,197		(1)	1		115	(232)	142	(134)	1,088
Other investments at fair value	62		(6)	6		5	(22)	—	—	45
Derivative assets[3]	822		(447)	—		129	(161)	—	—	343
Separate account assets	2,025		58	—		—	—	—	—	2,083

Assets at fair value	$4,106		$(396)$	7		$249	$(415)$	142	$(134)$	3,559

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(657	)$	1,751	$—		$—	$—	$—	$—	$1,094
Embedded derivatives on indexed products	(91)		7	—		—	—	—	—	(84)

Total future policy benefits and claims	$(748	)$	1,758	$—		$—	$—	$—	$—	$1,010
Derivative liabilities[3]	(5)		—	—		—	—	—	—	(5)

Liabilities at fair value	$(753	)$	1,758	$—		$—	$—	$—	$—	$1,005

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $(297) million for derivative assets and $1.8 billion for future policy benefits and claims.
[2]	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	65%-100%
Discount rate	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0%-4%[1]
Lapse	0%-10%
Index volatility	15%-25%

[1]	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion and $1.6 billion as of December 31, 2013 and 2012, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states, political subdivisions and foreign governments	73	2,047	—	2,120
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Other asset-backed securities	—	200	291	491

Total fixed maturity securities, available-for-sale, at fair value	$1,150	$29,464	$1,197	$31,811
Other investments at fair value	45	1,001	62	1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(657)	$(657)
Embedded derivatives on indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011		Net gains (losses)							Balance as of December 31, 2012
(in millions)			In operations[1]	In other comprehensive income	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$1,209		$2	$13	$69	$(187)$	40	$(374	)$	772
Other asset-backed securities	251		2	53	36	(61)	10	—		291
Other	131		—	11	2	(8)	1	(3)		134

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,591		4	77	107	(256)	51	(377)		1,197
Other investments at fair value	43		16	3	—	—	—	—		62
Derivative assets[3]	1,004		(353)	—	350	(179)	—	—		822
Separate account assets	1,952		73	—	—	—	—	—		2,025

Assets at fair value	$4,590		$(260)$	80	$457	$(435)$	51	$(377	)$	4,106

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(1,842	)$	1,185	$—	$—	$—	$—	$—		$(657)
Embedded derivatives on indexed products	(63)		(28)	—	—	—	—	—		(91)

Total future policy benefits and claims	$(1,905	)$	1,157	$—	$—	$—	$—	$—		$(748)
Derivative liabilities[3]	(6)		1	—	—	—	—	—		(5)

Liabilities at fair value	$(1,911	)$	1,158	$—	$—	$—	$—	$—		$(753)

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.
[2]	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represented changes in the sources used to price certain securities and changes in the Company’s assumptions related to the observability of certain inputs.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2013				December 31, 2012
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$6,341	$6,481	$—	$6,481	$5,827	$5,988	$—	$5,988
Policy loans	$987	$987	$—	$987	$980	$980	$—	$980

Liabilities
Investment contracts	$21,874	$20,436	$—	$20,436	$20,123	$19,561	$—	$19,561
Short-term debt	$278	$278	$—	$278	$300	$300	$—	$300
Long-term debt	$707	$1,004	$997	$7	$1,038	$1,323	$1,282	$41

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair value for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2011[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200

[1]	The goodwill balances have not been previously impaired.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Liabilities:
Future policyholder benefits	$1,703	$1,732
Policyholder funds and accumulated dividends	141	142
Policyholder dividends payable	23	24
Policyholder dividend obligation	113	198
Other policy obligations and liabilities	29	32

Total liabilities	$2,009	$2,128

Assets:
Fixed maturity securities, available-for-sale	$1,320	$1,511
Mortgage loans, net of allowance	257	183
Policy loans	157	164
Other assets	93	77

Total assets	$1,827	$1,935

Excess of reported liabilities over assets	182	193

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(92)	$45
Adjustment to policyholder dividend obligation	92	(45)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$182	$193

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,320	$1,511
Amortized cost	1,235	1,334
Shadow policyholder dividend obligation	(85)	(177)

Net unrealized appreciation	$—	$—

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Revenues:
Premiums	$66	$73	$77
Net investment income	94	98	102
Realized investment gains (losses)	—	1	(3)
Realized losses credited to policyholder benefit obligation	(4)	(5)	(1)

Total revenues	$156	$167	$175

Benefits and expenses:
Policy and contract benefits	$123	$134	$145
Change in future policyholder benefits and interest credited to policyholder accounts	(29)	(27)	(35)
Policyholder dividends	44	50	55
Change in policyholder dividend obligation	3	(8)	(8)
Other expenses	(2)	1	1

Total benefits and expenses	$139	$150	$158

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$193	$204	$215
Change during period	(11)	(11)	(11)

End of period	$182	$193	$204

Cumulative closed block earnings from inception through December 31, 2013, 2012 and 2011 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $28 million, $21 million and $23 million as of December 31, 2013, 2012 and 2011, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
$600 million commercial paper program (0.24% and 0.29%, respectively)	$278	$300

Total short-term debt	$278	$300

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 28, 2014. The Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2013. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2013 and 2012.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2013 and 2012.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2013 and 2012.

The amount of interest paid on short-term debt was immaterial in 2013, 2012 and 2011.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, repaid June 2013	—	297
Other	7	41

Total long-term debt	$707	$1,038

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On December 31, 2010, Olentangy Reinsurance, LLC (Olentangy), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on this surplus note totaling $5 million and $10 million for the years ending December 31, 2013 and 2012, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2013, 2012 and 2011. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Current tax (benefit) expense	$(33)	$(144)	$55
Deferred tax expense (benefit)	346	243	(482)

Total tax expense (benefit)	$313	$99	$(427)

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2013		December 31, 2012		December 31, 2011[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$469	35%	$245	35%	$(297)	35%
Dividends received deduction	(112)	(8)%	(75)	(11)%	(99)	12%
Tax credits	(82)	(6)%	(85)	(12)%	(30)	3%
Other, net	38	2%	14	2%	(1)	—%

Total	$313	23%	$99	14%	$(427)	50%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax (liability) receivable was $(13) million and $61 million as of December 31, 2013 and 2012, respectively.

Total federal income taxes (refunded) paid were $(107) million, $(95) million and $121 million for the years ended December 31, 2013, 2012 and 2011, respectively.

During 2013 and 2011, the Company recorded a tax benefit of $13 million and $10 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As of December 31, 2013, the Company has gross federal net operating loss carryforwards of $797 million, which expire between 2027 and 2028. In addition, the Company has $222 million in low-income-housing credit carryforwards, which expire between 2024 and 2033, $90 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $40 million in foreign tax credit carryforwards which expire between 2019 and 2023. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Deferred tax assets:
Future policy benefits and claims	$1,244	$1,295
Derivatives, including embedded derivatives	—	94
Tax credit carryforwards	352	288
Other	845	478

Gross deferred tax assets	$2,441	$2,155

Valuation allowance	(17)	(18)

Net deferred tax assets	2,424	2,137

Deferred tax liabilities:
Deferred policy acquisition costs	$(1,048)	$(874)
Available-for-sale securities	(821)	(1,338)
Derivatives, including embedded derivatives	(600)	—
Other	(255)	(239)

Gross deferred tax liabilities	$(2,724)	$(2,451)

Net deferred tax liability	$(300)	$(314)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $17 million and $18 million as of December 31, 2013 and 2012, respectively. The change in the valuation allowance for the years ended December 31, 2013 and 2011 was $1 million and $6 million, respectively, while there was no change in the valuation allowance for the year ended December 31, 2012. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2013	2012	2011
Balance at beginning of period	$36	$76	$119
Additions for current year tax positions	2	(2)	9
Additions for prior years tax positions	—	25	—
Reductions for prior years tax positions	(2)	(63)	(52)

Balance at end of period	$36	$36	$76

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2013. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Statutory net income (loss)
NLIC	$262	$764	$18
NLAIC	$(103)	$(54)	$(61)

Statutory capital and surplus
NLIC	$3,550	$3,837	$3,591
NLAIC	$534	$311	$302

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2013 and 2011, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2014, NLIC has the ability to pay dividends to NFS totaling $355 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC and NSC totaling $277 million, $283 million and $241 million, respectively.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and $3.2 billion as of December 31, 2013 and 2012, respectively. Total revenues from these contracts were $137 million, $140 million and $148 million for the years ended December 31, 2013, 2012 and 2011, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million, $113 million and $122 million for the years ended December 31, 2013, 2012 and 2011, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC of $16 million, $15 million and $14 million, respectively. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2013, 2012 and 2011 were $179 million, $161 million and $203 million, respectively, while benefits, claims and expenses ceded during these years were $178 million, $167 million and $212 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2013 and 2012, customer allocations to NFG funds totaled $53.2 billion and $45.0 billion, respectively. For the years ended December 31, 2013, 2012 and 2011, NFG paid the Company $163 million, $144 million and $129 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $228 million and $854 million as of December 31, 2013 and 2012, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $54 million for the years ended December 31, 2013 and 2012 and $64 million for the year ended December 31, 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2013 and 2012, the Company had notes receivable outstanding of $146 million and $126 million, respectively.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. The case is set for trial beginning August 11, 2014. NLIC continues to defend this lawsuit vigorously.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. The case is fully briefed. NRS continues to defend this case vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald C. Clark v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The lower court granted Nationwide’s motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide filed its memorandum in opposition to plaintiffs’ petition for jurisdiction to the Ohio Supreme Court on February 27, 2013. The Ohio Supreme Court denied plaintiffs’ petition for review of the decision of the Court of Appeals on April 24, 2013. Plaintiffs’ time to file a petition for writ of certiorari to the U.S. Supreme Court has expired, concluding this matter.

In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties are negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, which will be finalized by March 24, 2014.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Premiums
Direct	$1,015	$890	$832
Assumed from other companies	—	—	—
Ceded to other companies	(291)	(255)	(301)

Net	$724	$635	$531

Life, accident and health insurance in force
Direct	$228,095	$216,002	$209,732
Assumed from other companies	6	5	5
Ceded to other companies	(58,310)	(59,895)	(60,499)

Net	$169,791	$156,112	$149,238

Total amounts recoverable under reinsurance contracts totaled $675 million, $684 million and $704 million as of December 31, 2013, 2012 and 2011, respectively.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

Individual Products and Solutions-Annuity

The Individual Products & Solutions-Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions-Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans businesses. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business. The Retirement Plan segment also includes managed account services and stable value wrap products.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions-Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; fixed universal life insurance products; and indexed universal life products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions-Annuity segment and other revenues and expenses not allocated to other segments.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	791	791
Other revenues[2]	(109)	—	—	13	(96)

Total revenues	$1,874	$844	$1,553	$846	$5,117

Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	688	—	636	30	1,354
Policyholder dividends	—	—	61	(2)	59
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	303	151	284	184	922

Total benefits and expenses	$1,553	$622	$1,319	$282	$3,776

Income before federal income taxes and noncontrolling interests	$321	$222	$234	$564	$1,341

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(791)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$321	$222	$234	$(75)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	428	428
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,485	$481	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	589	43	1,227
Policyholder dividends	—	—	57	(3)	54
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	285	163	250	165	863

Total benefits and expenses	$1,440	$634	$1,245	$438	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$240	$43	$699

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(428)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$240	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	272	25	531
Net investment income	527	715	531	71	1,844
Non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	(1,613)	(1,613)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,432	$(1,518)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	577	9	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Other expenses, net of deferrals	269	166	235	160	830

Total benefits and expenses	$1,199	$618	$1,152	$88	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$280	$(1,606)	$(849)

Less: non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	1,613
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$280	$(52)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2013 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$561	$561
Obligations of states, political subdivisions and foreign governments	1,892	1,963	1,963
Public utilities	2,616	2,759	2,759
All other corporate, mortgage-backed and asset-backed securities	26,010	26,966	26,966

Total fixed maturity securities, available-for-sale	$31,002	$32,249	$32,249

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$14	$14
Nonredeemable preferred stocks	—	10	10

Total equity securities, available-for-sale	$6	$24	$24

Trading assets	30	31	31
Mortgage loans, net of allowance	6,376		6,341	[1]
Policy loans	987		987
Other investments	712		712
Short-term investments	411		411

Total investments	$39,524		$40,755

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2013
IPS - Annuity	$546	$1,065	$185	$303
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	910	125	284
Corporate and Other	16	32	66	184

Total	$1,849	$2,480	$374	$922

2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	The 2011 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2013

Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—

Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012

Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance[1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

61

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2013, 2012 and 2011 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

62

PART C. OTHER INFORMATION
Item 26. Exhibits
(a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-31725) on July 27, 1997, and hereby incorporated by reference.
(b)	Not Applicable
(c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-117998) on August 6, 2004, and hereby incorporated by reference.
(d)	Contracts - Form of Contract – Filed previously with pre-effective amendment No. 1 of registration statement (333-169879) on January 26, 2011 as document "contract.htm" and hereby incorporated by reference.
(e)	Applications - Form of the Contract Application – Filed previously with pre-effective amendment No. 1 of registration statement (333-169879) on January 26, 2011 as document "application.htm" and hereby incorporated by reference.
(f)	Depositor's Certificate of Incorporation and By-Laws.
(1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
(2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
(3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
(g)	Form of Reinsurance Contracts -
(1)	Automatic Self Administered YRT Reinsurance Agreement #196730 with Swiss Re Life & Health America, Inc. dated October 1, 2008, with registration statement (333-43671, as Exhibit (g)(2) and hereby incorporated by reference.
(2)	Reinsurance Agreement with Hannover Life Reassurance Company of America dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(5) and herby incorporated by reference.
(h)	Fund Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment No. 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm"
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"
(10)	Fund Participation Agreement with Neuberger Berman Advisors Management Trust / Lehman Brothers Advisors Management Trust (formerly, Neuberger Berman Advisors Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"
(11)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"
(12)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"
(13)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(14)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".
(15)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005, as document "americanfundsfpa.htm".
(16)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document "blackrockfpa.htm".
(17)	Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC dated August 7, 2007, as document "davisfpa.htm".
(18)	Fund Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc.) dated July 1, 2004, as document "dwsfpa.htm".
(19)	Fund Participation with Legg Mason Partners Variable Portfolio I, Inc. (formerly Salomon Brothers Variable Series Funds Inc. and Salomon Brothers Asset Management Inc. dated September, 1999, as amended, as document "leggmasonfpa.htm".
(20)	Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation dated June 5, 2007, as document "lincolnfpa.htm".
(21)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document "pimcofpa.htm".
(22)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., dated September 27, 2002, as amended, as document "pioneerfpa.htm".
(23)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(24)	Fund Participation Agreement with Royce & Associates dated February 14, 2002, as amended, as document "roycefpa.htm".
(25)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".
(26)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".

(27)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".
(28)Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated December 31, 2002, as amended, as document "lordabbettfpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2010 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(29)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, February 5, 2008 under document "delawarefpa.htm"
(30)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011 under document "eatonvancefpa.htm"
(31)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998 under document "goldmansachs.htm"
(32)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009 under document "lazardfpa.htm"
The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 26(h), and is hereby incorporated by reference.
(33)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, under document "jpmorganfpa.htm".
(i)	Administrative Contracts – The following Administrative Services Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference:
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, as document "amcentasa99i2.htm".
(2)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, as document "dreyfusasa99i3.htm".
(3)	Dealer Services Agreement with Federated Securities Corp., as amended October 26, 2006, as document "fedasa99i4a.htm".
(4)(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, as document "fidiiiasa99i5a.htm".
(4)(b)	Service Contract, with Fidelity Distributors Corporation dated April 1, 2002, as amended, as document "fidiiiasa99i5b.htm".
(5)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, as document "frankasa99i6.htm".
(6)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, as document "janusasa99i7.htm".
(7)	Amended and Restated Fund Participation Agreement with MFSÒ Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003 as amended, see Article V for information related to administrative services, as document "mfsasa99i9.htm".
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, as document "nwasa99i10.htm".
(9)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, as document "neuberasa99i13.htm".
(10)	Revenue Sharing Agreement with Oppenheimer Variable Account Funds dated April 17, 2007, as document "oppenasa99i12.htm".
(11)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, as document "troweasa99i13.htm".
(12)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.) dated May 5, 2005, as amended, as document "univasa99i14.htm".

The following Administrative Agreements were previously filed on July 17, 2007 with pre-effective amendment number 3 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference.
(13)(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, under document "aimasa99i1a.htm"
(13)(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, under document "aimasa99i1b.htm"
The following Administrative Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (i), and are hereby incorporated by reference.
(14)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003, under document "alliancebersteinasa.htm".
(15)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company dated July 20, 2005, as document "americanfundasa.htm".
(16)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.) as amended April 13, 2004, under document "blackrockasa.htm".
(17)	Administrative Services Agreement with Davis Distributors, LLC, dated August 7, 2007, under document "davisasa.htm".
(18)	Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.) dated September 1999, as amended, as document "leggmasonasa.htm".
(19)(a)	Administrative Services Agreement with Lincoln Investment Advisors Corporation dated June 5, 2007, as document "lincolnasa.htm".
(19)(b)	Administrative Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007, as document "lincolnasb.htm".
(20)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended, dated March 28, 2002, under document "pimcoasab.htm".
(21)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Fund Distributor, Inc., as amended September 27, 2002, under document "pioneerfpa.htm".
(22)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended August 1, 2006, under document "putnamasa.htm".
(23)	Fund Participation Agreement with Royce & Associates, as amended February 14, 2002, under document "roycefpa.htm".
(24)	Administrative Services Agreement with Van Eck Securities Corporation, as amended November 3, 1997, under document "vaneckasa.htm".
(25)	Administrative Services Agreement with Waddell & Reed, Inc. dated, December 1, 2000, as amended under document "wadellreedasa.htm".
(26)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended November 15, 2004, under document "wellsfargoasa.htm".
(27)	Fund Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc.) dated July 1, 2004, as document "dwsfpa.htm".
The following Administrative Agreements were previously filed on April 12, 2010 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit (i), and are hereby incorporated by reference.
(28)	Administrative Services Agreement with Delaware Distributors, L.P., as amended February 5, 2008, under document "delawareasa.htm".
(29)	Administrative Services Agreement with Eaton Vance Variable Trust, dated March 24, 2011 under document "eatonvanceasa.htm".
(30)	Administrative Services Agreement with Goldman, Sachs & Co. dated January 6, 1999, under document "goldmansachsasa.htm".

(31)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009, under document "lazardasa.htm".
The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 26(h), and is hereby incorporated by reference.
(32)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, under document "jpmorganfpa.htm".
(j)	Not Applicable
(k)	Opinion of Counsel – Filed previously with initial registration statement (333-169879) on October 12, 2010, as document "opinionofcounsel.htm" and hereby incorporated by reference.
(l)	Not Applicable
(m)	Not Applicable
(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(o)	Not Applicable
(p)	Not Applicable
(q)	Redeemability Exemption Filed previously with initial registration statement (333-169879) on October 12, 2010, as document ""exhibitq.htm." and hereby incorporated by reference.
(99)	Power of Attorney – Attached hereto.

Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-Corporate Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-Personal Lines Product Management	Eric E. Smith
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.
SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 25, 2014.
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 25, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER

John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact